   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 29, 1997.


                                              1933 ACT REGISTRATION NO. 33-30876
                                              1940 ACT REGISTRATION NO. 811-5896
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               ------------------

                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                      [ ]
Pre-Effective Amendment No.  _                              [ ]
Post-Effective Amendment No. 25                             [X]
                            and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                              [ ]
Amendment No. 27                                            [X]


                        (Check appropriate box or boxes)
                               ------------------

                           KEMPER TARGET EQUITY FUND

               (Exact name of Registrant as Specified in Charter)

                222 South Riverside Plaza, Chicago, Illinois                        60606
                   (Address of Principal Executive Office)                       (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 537-7000


             Philip J. Collora                                   With a copy to:
        Vice President and Secretary                             Cathy G. O'Kelly
         Kemper Target Equity Fund                               David A. Sturms
         222 South Riverside Plaza                      Vedder, Price, Kaufman & Kammholz
        Chicago, Illinois 60606-5808                         222 North LaSalle Street
  (Name and Address of Agent for Service)                    Chicago, Illinois 60601



     It is proposed that this filing will become effective (check appropriate box)



          [ ] immediately upon filing pursuant to paragraph (b)



          [X] on November 1 pursuant to paragraph (b)


          [ ] 60 days after filing pursuant to paragraph (a)(1)

          [ ] on (date) pursuant to paragraph (a)(1)

          [ ] 75 days after filing pursuant to paragraph (a)(2)


          [ ] on              pursuant to paragraph (a)(2) of Rule 485.


     If appropriate, check the following box:


          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================

                                EXPLANATORY NOTE



     Kemper Target Equity Fund ("Registrant") is a series fund with eight series currently established: Kemper Retirement Fund Series I, Kemper Retirement Fund Series II, Kemper Retirement Fund Series III, Kemper Retirement Fund Series IV, Kemper Retirement Fund Series V, Kemper Retirement Fund Series VI, Kemper Worldwide 2004 Fund and Kemper Retirement Fund Series VII. Shares of Kemper Retirement Fund Series I-VI and Kemper Worldwide 2004 Fund are no longer offered and sold to the public. Shares of Kemper Retirement Fund Series VII are currently offered and sold to the public. The purpose of this Amendment to the Registration Statement of Registrant on Form N-1A is (a) to amend the Registrant Statement of Registrant with respect to all series pursuant to Rule 8b-16 of the Investment Company Act of 1940 and (b) to amend the Registration Statement of Registrant with respect to Kemper Retirement Fund Series VII to bring the contents thereof into compliance with Section 10(a)(3) of the Securities Act of 1933.

                           KEMPER TARGET EQUITY FUND
                       KEMPER RETIREMENT FUND SERIES VII
                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART A
                          OF FORM N-1A AND PROSPECTUS

                     ITEM NUMBER
                    OF FORM N-1A                                 LOCATION IN PROSPECTUS
 1.    Cover Page.............................    Cover Page
 2.    Synopsis...............................    Summary; Summary of Expenses
 3.    Condensed Financial Information........    Performance
 4.    General Description of Registrant......    Summary; Investment Objectives, Policies and Risk
                                                  Factors; Capital Structure
 5.    Management of the Fund.................    Summary; Investment Manager and Underwriter
 5A.   Management's Discussion of
       Fund Performance.......................    Inapplicable
 6.    Capital Stock and Other Securities.....    Summary; Investment Objectives, Policies and Risk
                                                  Factors; Dividends and Taxes; Net Asset Value;
                                                  Purchase of Shares; Capital Structure
 7.    Purchase of Securities Being Offered...    Summary; Investment Manager and Underwriter; Net
                                                  Asset Value; Purchase of Shares; Special Features
 8.    Redemption or Repurchase...............    Summary; Redemption or Repurchase of Shares
 9.    Pending Legal Proceedings..............    Inapplicable

                  KEMPER RETIREMENT FUND SERIES I ("SERIES I")
                 KEMPER RETIREMENT FUND SERIES II ("SERIES II")
                KEMPER RETIREMENT FUND SERIES III ("SERIES III")
                 KEMPER RETIREMENT FUND SERIES IV ("SERIES IV")

                  KEMPER RETIREMENT FUND SERIES V ("SERIES V")


                 KEMPER RETIREMENT FUND SERIES VI ("SERIES VI")


                                    PART A:
                      INFORMATION REQUIRED IN A PROSPECTUS

ITEM 1. COVER PAGE

     Inapplicable.

ITEM 2. SYNOPSIS

     Inapplicable.

ITEM 3. CONDENSED FINANCIAL INFORMATION

     Inapplicable.

ITEM 4. GENERAL DESCRIPTION OF REGISTRANT


     Reference is made to the sections entitled "Summary," "Investment Objectives, Policies and Risk Factors" and "Capital Structure" in the Kemper Retirement Fund Series VII prospectus filed herewith, except that the Maturity Date for Series I is November 15, 1999, for Series II is August 15, 2000, for Series III is February 15, 2002, for Series IV is February 15, 2003, for Series V is November 15, 2004 and for Series VI is May 15, 2006 and shares of Series I, Series II, Series III, Series IV, Series V and Series VI are no longer available for purchase.


ITEM 5. MANAGEMENT OF THE FUND


     Reference is made to the sections entitled "Summary" and "Investment Manager and Underwriter" in the Kemper Retirement Fund Series VII prospectus filed herewith except that shares were sold to the public during Offering Periods that ended on or about the dates indicated: Series I - August 29, 1990, Series II - March 9, 1992, Series III - January 15, 1993, Series IV - November 15, 1993, Series V - April 30, 1995 and Series VI - March 31, 1997.


ITEM 5A. MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

     Inapplicable.

ITEM 6. CAPITAL STOCK AND OTHER SECURITIES


     Reference is made to the sections entitled "Summary," "Investment Objectives, Policies and Risk Factors," "Dividends and Taxes," "Net Asset Value," "Purchase of Shares" and "Capital Structure" in the Kemper Retirement Fund Series VII prospectus filed herewith, except that the shares of Series I, Series II, Series III, Series IV, Series V and Series VI are no longer available for purchase.


ITEM 7. PURCHASE OF SECURITIES BEING OFFERED


     Reference is made to the sections entitled "Summary," "Purchase of Shares," "Investment Manager and Underwriter" and "Special Features" in the Kemper Retirement Fund Series VII prospectus filed herewith, except that shares of Series I, Series II, Series III, Series IV, Series V and Series VI are no longer available for purchase.


ITEM 8. REDEMPTION OR REPURCHASE


     Reference is made to the sections entitled "Summary" and "Redemption or Repurchase of Shares" in the Kemper Retirement Fund Series VII prospectus filed herewith, except that shares of Series I, Series II, Series III, Series IV, Series V and Series VI are no longer available for purchase.


ITEM 9. PENDING LEGAL PROCEEDINGS

     Inapplicable.

                           KEMPER WORLDWIDE 2004 FUND



                                    PART A:


                      INFORMATION REQUIRED IN A PROSPECTUS



ITEM 1. COVER PAGE



     Inapplicable.



ITEM 2. SYNOPSIS



     Inapplicable.



ITEM 3. CONDENSED FINANCIAL INFORMATION



     Inapplicable.



ITEM 4. GENERAL DESCRIPTION OF REGISTRANT



     Reference is made to the sections entitled "Summary," "Investment Objectives, Policies and Risk Factors" and "Capital Structure" in the Kemper Worldwide 2004 Fund prospectus filed herewith, except that shares are no longer available for purchase.



ITEM 5. MANAGEMENT OF THE FUND



     Reference is made to the sections entitled "Summary" and "Investment Manager and Underwriter" in the Kemper Worldwide 2004 Fund prospectus filed herewith except that shares of Kemper Worldwide 2004 Fund were sold to the public during the Offering Period that ended on or about March 31, 1996. For information about the investment management and sub-adviser see "Investment Manager and Underwriter" in the Kemper Retirement Fund Series VII prospectus filed herewith.



ITEM 5A. MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE



     Inapplicable.



ITEM 6. CAPITAL STOCK AND OTHER SECURITIES



     Reference is made to the sections entitled "Summary," "Investment Objectives, Policies and Risk Factors," "Dividends and Taxes," "Net Asset Value," "Purchase of Shares" and "Capital Structure" in the Kemper Worldwide 2004 Fund prospectus filed herewith, except that the shares of Kemper Worldwide 2004 Fund are no longer available for purchase.



ITEM 7. PURCHASE OF SECURITIES BEING OFFERED



     Reference is made to the sections entitled "Summary," "Purchase of Shares," "Investment Manager and Underwriter" and "Special Features" in the Kemper Worldwide 2004 Fund prospectus filed herewith, except that shares of Kemper Worldwide 2004 Fund are no longer available for purchase.



ITEM 8. REDEMPTION OR REPURCHASE



     Reference is made to the sections entitled "Summary" and "Redemption or Repurchase of Shares" in the Kemper Worldwide 2004 Fund prospectus filed herewith, except that shares of Kemper Worldwide 2004 Fund are no longer available for purchase, and except that, if shares of the Fund to be redeemed were purchased by check or through EXPRESS-Transfer or Bank Direct Deposit, the Fund may delay transmittal of redemption proceeds until it has determined that collected proceeds have been received for the purchase of such shares, which may be up to 10 calendar days from receipt by the Fund of the purchase amount.



ITEM 9. PENDING LEGAL PROCEEDINGS



     Inapplicable.

TABLE OF CONTENTS
---------------------------------------------------------


Summary                                        1
------------------------------------------------
Summary of Expenses                            2
------------------------------------------------
Financial Highlights                           3
------------------------------------------------
Investment Objectives, Policies and Risk       3
  Factors
------------------------------------------------
Investment Manager and Underwriter            11
------------------------------------------------
Dividends and Taxes                           13
------------------------------------------------
Net Asset Value                               13
------------------------------------------------
Purchase of Shares                            14
------------------------------------------------
Redemption or Repurchase of Shares            19
------------------------------------------------
Special Features                              21
------------------------------------------------
Performance                                   24
------------------------------------------------
Capital Structure                             25
------------------------------------------------



This prospectus contains information about the Fund that you should know before investing and should be retained for future reference. A Statement of Additional Information dated November 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available upon request without charge from the Fund at the address or telephone number on this cover or the firm from which this prospectus was received.


FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENT IN FUND SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                                                                  [KEMPER LOGO]

KEMPER

RETIREMENT

FUND SERIES VII


PROSPECTUS NOVEMBER 1, 1997


KEMPER RETIREMENT FUND SERIES VII
222 S. Riverside Plaza, Chicago, Illinois 60606, 1-800-621-1048.

The objectives of Kemper Retirement Fund Series VII (the "Fund") are to provide a guaranteed return of investment on the Maturity Date (May 15, 2008) to investors who reinvest all dividends and hold their shares to the Maturity Date, and to provide long-term growth of capital. The Fund pursues its objectives by investing a portion of its assets in "zero coupon" U.S. Treasury obligations and the balance of its assets primarily in common stocks. The Fund is intended for long-term investors and is not appropriate for investors seeking current income. The assurance that investors who reinvest dividends and hold their shares until the Maturity Date will receive on the Maturity Date at least their original investment is provided by the par value of the zero coupon U.S. Treasury obligations in the Fund's portfolio on that date as well as by a guarantee from Zurich Kemper Investments, Inc., the Fund's investment manager. There is no assurance that the Fund's objective of long-term growth of capital will be achieved. The Fund's shares are not guaranteed by the U.S. Government. The Fund is a series of Kemper Target Equity Fund.

KEMPER RETIREMENT FUND SERIES VII
222 SOUTH RIVERSIDE PLAZA, CHICAGO, ILLINOIS 60606, TELEPHONE 1-800-621-1048

SUMMARY

INVESTMENT OBJECTIVES; PERMITTED INVESTMENTS. Kemper Retirement Fund Series VII (the "Fund") is a diversified series of Kemper Target Equity Fund (the "Trust"), which is an open-end, management investment company that may issue shares in one or more series. The Fund's investment objectives are to provide a guaranteed return of investment on the Maturity Date (May 15, 2008) to investors who reinvest all dividends and hold their shares to the Maturity Date, and to provide long-term growth of capital. The Fund pursues its objectives by investing a portion of its assets in "zero coupon" U.S. Treasury Obligations ("Zero Coupon Treasuries") and the balance of its assets primarily in common stocks. The assurance that investors who reinvest all dividends and hold their shares until the Maturity Date will receive on the Maturity Date at least their original investment is provided by the par value of the Zero Coupon Treasuries as well as by a guarantee from Zurich Kemper Investments, Inc., the Fund's investment manager. The Fund's returns will fluctuate and there is no assurance that the Fund will achieve its objective of long-term capital growth. The Zero Coupon Treasuries are normally purchased at a substantial discount and represent the right to receive par value at a fixed date from the U.S. Government. The amount invested in common stocks provides appreciation potential. See "Investment Objectives, Policies and Risk Factors."

SPECIAL RISK FACTORS. The Fund is intended for long-term investors and is not appropriate for investors seeking current income. The Fund is designed so that shareholders who reinvest all dividends and hold their shares until the Maturity Date will receive on the Maturity Date an amount at least equal to their investment, including any sales charge ("Investment Protection"), even if the value of the investments of the Fund other than the Zero Coupon Treasuries were to decrease to zero, which the Fund's investment manager considers highly unlikely. The Fund does not seek to provide a specific return on investors' capital or to protect principal on an after-tax or present value basis. An investor who reinvested all dividends and who, upon redemption at the Maturity Date, received only the principal amount invested, would have received a zero rate of return on such investment. Investors who do not reinvest all dividends or who redeem all or part of their shares in the Fund prior to the Maturity Date will not benefit from the Fund's Investment Protection, and upon redemption may receive more or less than their original investment; provided, however, in the event of a partial redemption, the Fund's Investment Protection will continue as to that part of the original investment that remains invested (with all dividends thereon reinvested) until the Maturity Date. The government guarantee of the Zero Coupon Treasuries in the Fund's portfolio does not guarantee the market value of the Zero Coupon Treasuries or the shares of the Fund, whose net asset value will fluctuate. Zero Coupon Treasuries normally are subject to substantially greater price fluctuations during periods of changing interest rates than are securities of comparable quality that make regular interest payments. Investors subject to tax should be aware that any portion of the amount returned to them upon redemption of shares that constitutes accretion of interest on the Zero Coupon Treasuries will have been taxable as ordinary income over the period that the shares were held. The Fund may invest a small portion of its assets in options and foreign securities and may engage in financial futures and foreign currency transactions. See "Investment Objectives, Policies and Risk Factors" and "Dividends and Taxes."

INVESTMENT MANAGER AND UNDERWRITER. Zurich Kemper Investments, Inc. ("ZKI") is the Fund's investment manager. ZKI is paid an investment management fee at the annual rate of .50% of average daily net assets of the Fund. Zurich Investment Management Limited ("ZIML"), an affiliate of ZKI, is the sub-adviser for the Fund and is paid by ZKI a fee of .35% of the portion of the average daily net assets of the Fund allocated by ZKI to ZIML for management. Zurich Kemper Distributors, Inc. ("ZKDI"), a wholly owned subsidiary of ZKI, is the Fund's principal underwriter and administrator. Administrative services are provided to shareholders under an administrative services agreement with ZKDI. The Fund pays an administrative services fee at the annual rate of up to .25% of average daily net assets of the Fund, which ZKDI pays to financial services firms. See "Investment Manager and Underwriter."

PURCHASES AND REDEMPTIONS. Investors may purchase the Fund's shares only during a limited offering period (the "Offering Period"). Purchases may be made at net asset value plus a maximum sales charge of 5.0% of the offering price. Reduced sales charges apply to purchases of $100,000 or more. The minimum initial investment is $1,000 and the minimum subsequent investment is $100. The minimum initial investment for an employee benefit plan or Individual Retirement Account is $250 and the minimum subsequent investment is $50. It is anticipated that the Offering Period will continue until May 15, 1998 but the period may be shortened or extended at the option of the Fund. Shareholders will still be permitted to reinvest dividends in shares of the Fund after the end of the Offering Period. Shares may be redeemed without charge or penalty at net asset value, which may be more or less than original cost. Shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a 1% contingent deferred sales charge if redeemed within one year of purchase and a .50% contingent deferred sales charge if redeemed during the second year of purchase. See "Purchase of Shares" and "Redemption or Repurchase of Shares."

INVESTORS IN THE FUND. The Fund is designed for long-term investors who seek principal protection as well as the opportunity for capital growth, such as investors who want to provide for future health care costs, fund college education costs or fund IRAs or other tax-qualified retirement plans. Through a single investment in shares of the Fund, investors receive the benefits of diversification, professional management and liquidity, and relief from administrative details such as accounting for distributions and the safekeeping of securities.

DIVIDENDS. The Fund normally distributes annual dividends of net investment income and any net realized short-term and long-term capital gains. Investors may have income and capital gain dividends automatically reinvested in the Fund without a sales charge and must do so in order to receive the benefit of the Fund's Investment Protection. See "Dividends and Taxes."

GENERAL INFORMATION AND CAPITAL. The Trust is organized as a business trust under the laws of Massachusetts and may issue an unlimited number of shares of beneficial interest in one or more series, one of such series being the Fund. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Trust is not required to hold annual shareholder meetings; but it will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment management agreement. See "Capital Structure."

SUMMARY OF EXPENSES

SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Charge on Purchases (as a percentage of
  offering price)...........................................   5.0%
Maximum Sales Charge on Reinvested Dividends................  None
Deferred Sales Charge.......................................  None(2)
Redemption Fees.............................................  None
Exchange Fee................................................  None
ANNUAL FUND OPERATING EXPENSES (as a percentage of average
net assets)
Management Fees.............................................   .50%
12b-1 Fees..................................................  None
Other Expenses..............................................   .60%
                                                              ----
Total Operating Expenses....................................  1.10%
                                                              ====

---------------

(1) Investment dealers and other firms may independently charge additional fees for shareholder transactions or for advisory services; please see their materials for details. Reduced sales charges apply to purchases of $100,000 or more. See "Purchase of Shares." The table does not include the $9.00 quarterly small account fee. See "Redemption or Repurchase of Shares."


(2) The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% the first year and .50% the second year. See "Purchase of Shares."

EXAMPLE

You would pay the following expenses on a $1,000 investment,
assuming                                                        1 YEAR     3 YEARS
(1)5% annual return and (2) redemption at the end of each
   time period:                                                   $61        $83

The purpose of the preceding table is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The Example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of the Fund. THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


FINANCIAL HIGHLIGHTS



The table below shows financial information expressed in terms of one share outstanding throughout the period. The information in the table is covered by the report of the Fund's independent auditors. The report is contained in the Trust's Registration Statement and is available from the Fund. The financial statements contained in the Fund's 1997 Annual Report to Shareholders are incorporated herein by reference and may be obtained by writing or calling the Fund. The Fund commenced operations on May 1, 1997 and its initial fiscal year end was June 30. Subsequently, the Trust changed its fiscal year end to July 31. The financial highlights for both fiscal periods is presented below.



                                                                ONE MONTH      MAY 1, 1997
                                                                  ENDED            TO
                                                              JULY 31, 1997   JUNE 30, 1997
                                                              -------------   -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                             $ 9.23            9.00
-------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             .01             .02
-------------------------------------------------------------------------------------------
  Net realized and unrealized gain                                  .54             .21
-------------------------------------------------------------------------------------------
Total from investment operations                                    .55             .23
-------------------------------------------------------------------------------------------
Net asset value, end of period                                   $ 9.78            9.23
-------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED):                                     5.96%           2.56
-------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                            .95%           1.17
-------------------------------------------------------------------------------------------
Net investment income                                              3.45%           3.16
-------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                       $4,550           2,043
-------------------------------------------------------------------------------------------
Portfolio turnover rate                                               6%             12
-------------------------------------------------------------------------------------------
Average commission rates paid per share on stock
  transactions                                                   $.0602           .0597
-------------------------------------------------------------------------------------------



NOTE: Total return does not reflect the effect of sales charges. The Fund was organized as the eighth series of the Trust, which is a business trust under the laws of Massachusetts. No significant transactions were effected prior to May 1, 1997.

INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS

OBJECTIVES. The objectives of the Fund are to provide a guaranteed return of investment on the Maturity Date (May 15, 2008) to investors who reinvest all dividends and hold their shares to the Maturity Date and to provide long-term growth of capital. As a fundamental policy, the Fund pursues its objectives by investing a portion of its assets in "zero coupon" U.S. Treasury obligations ("Zero Coupon Treasuries") and the balance of its assets primarily in common stocks ("Equity Securities").

The Fund is intended for long-term investors who seek principal protection as well as the opportunity for capital growth, such as investors who want to provide for future health care costs, fund college education costs or fund IRAs or other tax-qualified retirement plans. The Fund is designed so that shareholders who reinvest all dividends and hold their investment until the Maturity Date will receive on the Maturity Date an amount at least equal to their original investment, including any sales charge ("Investment Protection"). This will occur even if the value of the investments of the Fund other than the Zero Coupon Treasuries were to decrease to zero, which the investment manager considers highly unlikely. The assurance that investors who reinvest all dividends and hold their shares until the Maturity Date will receive on the Maturity Date at least their original investment is provided by the par value of the Zero Coupon Treasuries in the Fund's portfolio as well as by a guarantee from Zurich Kemper Investments, Inc. ("ZKI"), the Fund's investment manager. See "How the Fund Works" below. Investors who do not reinvest all dividends or who redeem part or all of their investment in the Fund other than on the Maturity Date will not receive the benefit of the Fund's Investment Protection, and upon the redemption may receive more or less than the amount of their original investment; provided, however, in the event of a partial redemption, the Fund's Investment Protection will continue as to that part of the original investment that remains invested (with all dividends thereon reinvested) until the Maturity Date. The Fund may not be appropriate for investors who expect to redeem their investment in the Fund prior to the Maturity Date or who will require cash distributions from the Fund. Since the benefit of Investment Protection is an inherent characteristic of the Fund's shares, it continues in the event of a transfer of the shares by gift, under a will or otherwise, provided dividends on the shares continue to be reinvested and the shares continue to be held until the Maturity Date.

The opportunity for capital growth for an investor arises to the extent that the value of the Fund's assets, including Equity Securities, is greater than the par value of the Zero Coupon Treasuries on the Maturity Date. Thus, the Fund in effect will have two major portfolio segments: one consisting of Zero Coupon Treasuries to pursue Investment Protection and the other consisting of Equity Securities to pursue long-term capital growth. The Fund's returns and net asset value will fluctuate. There is no assurance that the Fund will achieve its objective of long-term capital growth.

HOW THE FUND WORKS. As noted above, the Fund will invest in Zero Coupon Treasuries and Equity Securities in pursuing its objectives. Zero Coupon Treasuries evidence the right to receive a fixed payment at a specific future date from the U.S. Government. The Fund will offer its shares during a limited offering period (the "Offering Period") at net asset value plus the applicable sales charge. See "Purchase of Shares." The Zero Coupon Treasuries that the Fund acquires with the proceeds of the sale of its shares during the Offering Period will be selected so as to mature at a specific par value on or about the Maturity Date. The Fund's investment manager will continuously adjust the proportion of the Fund's assets that are invested in Zero Coupon Treasuries so that the value of the Zero Coupon Treasuries on the Maturity Date (i.e., the aggregate par value of the Zero Coupon Treasuries in the portfolio) will be sufficient to enable investors who reinvest all dividends and hold their investment in the Fund until the Maturity Date to receive on the Maturity Date the full amount of such investment, including any sales charge. Thus, the minimum par value of Zero Coupon Treasuries per Fund share necessary to provide for the Fund's Investment Protection will be continuously determined and maintained.

In order to provide further assurance that the Fund's Investment Protection will be maintained, ZKI has entered into a Guaranty Agreement. Under the Guaranty Agreement, ZKI has agreed to make sufficient payments on the Maturity Date to enable shareholders who have reinvested all dividends and held their investment in the Fund until the Maturity Date to receive on the Maturity Date an aggregate amount of redemption proceeds and payments under the Guaranty Agreement equal to the amount of their original investment, including any sales charge.

The portion of the Fund's assets that will be allocated to the purchase of Zero Coupon Treasuries will fluctuate during the Offering Period. This is because the value of the Zero Coupon Treasuries and Equity Securities, and therefore the offering price of the Fund's shares, will fluctuate with changes in interest rates and other market value fluctuations. If the offering price of the Fund's shares increases during the Offering Period, the minimum par value of Zero Coupon Treasuries per Fund share necessary to provide for the Fund's Investment Protection will increase and this amount will be fixed by the highest offering price during the Offering Period. The Fund may hold Zero Coupon Treasuries in an amount in excess of the amount necessary to provide for the Fund's Investment Protection in the discretion of the Fund's investment manager. During the Offering Period, under normal market conditions, the proportion of the Fund's portfolio invested in Zero Coupon Treasuries may be expected to range from 50% to 65%; but a greater or lesser percentage is possible.

As the percentage of Zero Coupon Treasuries in the Fund's portfolio increases, the percentage of Equity Securities in the portfolio will necessarily decrease. This will result in less potential for capital growth from equity securities. In order to help ensure at least a minimum level of exposure to the equity markets for shareholders, the Fund will cease offering its shares if their continued offering would cause more than 70% of its assets to be allocated to Zero Coupon Treasuries. After the Offering Period is over, no additional assets will be allocated to the purchase of Zero Coupon Treasuries. However, since the values of the Zero Coupon Treasuries and Equity Securities are often affected in different ways by changes in interest rates and other market conditions and will often fluctuate independently, the percentage of the Fund's net asset value represented by Zero Coupon Treasuries will continue to fluctuate after the end of the Offering Period. Zero Coupon Treasuries may be liquidated before the Maturity Date to meet redemptions and pay cash dividends, provided that the minimum amount necessary to provide for the Fund's Investment Protection is maintained.

Shareholders who elect to receive dividends in cash are in effect withdrawing a portion of the accreted income on the Zero Coupon Treasuries that are held to protect their original principal investment at the Maturity Date. These shareholders will receive the same net asset value per share for any Fund shares redeemed at the Maturity Date as shareholders who reinvest dividends, but they will have fewer shares to redeem than shareholders similarly situated who had reinvested all dividends. Shareholders who redeem some or all of their shares before the Maturity Date lose the benefit of Investment Protection with respect to those shares redeemed. Thus, investors are encouraged to reinvest all dividends and to evaluate their need to receive some or all of their investment prior to the Maturity Date before making an investment in the Fund.

ZERO COUPON TREASURIES. The Zero Coupon Treasuries held by the Fund will consist of U.S. Treasury notes or bonds that have been stripped of their unmatured interest coupons or will consist of unmatured interest coupons from U.S. Treasury notes or bonds. The Zero Coupon Treasuries evidence the right to receive a fixed payment at a future date (i.e., the Maturity Date) from the U.S. Government, and are backed by the full faith and credit of the U.S. Government. The guarantee of the U.S. Government does not apply to the market value of the Zero Coupon Treasuries owned by the Fund or to the shares of the Fund. The market value of Zero Coupon Treasuries generally will fluctuate inversely with changes in interest rates. As interest rates rise, the value of the Zero Coupon Treasuries will tend to decline and as interest rates fall the value of the Zero Coupon Treasuries will tend to increase. Zero Coupon Treasuries are purchased at a deep discount because the buyer obtains only the right to a fixed payment at a fixed date in the future and does not receive any periodic interest payments. The effect of owning deep discount bonds that do not make current interest payments (such as the Zero Coupon Treasuries) is that a fixed yield is earned not only on the original investment but also, in effect, on all earnings during the life of the discount obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest the income on such obligations at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, the Zero Coupon Treasuries normally are subject to substantially greater price fluctuations during periods of changing interest rates than are securities of comparable quality that make regular interest payments. As the maturity of the Zero Coupon Treasuries becomes shorter (i.e., as the period to the Maturity Date is shorter), the degree of price fluctuation will become less. Additional information concerning Zero Coupon Treasuries appears in the Statement of Additional Information of the Fund under "Investment Policies and Techniques."

EQUITY SECURITIES. With respect to Fund assets not invested in Zero Coupon Treasuries, the Fund will seek long-term capital growth through professional management and diversification of investments in securities the Fund's investment manager believes to have possibilities for capital growth. In seeking to achieve capital growth, it will be the Fund's policy to invest assets not otherwise invested in Zero Coupon Treasuries primarily in securities that the Fund's investment manager believes offer the potential for increasing the Fund's total asset value. While it is anticipated that most investments will be in common stocks of companies with above-average growth prospects, investments may also be made to a limited degree in other common stocks, warrants and in convertible securities, such as bonds and preferred stocks. Factors that the Fund's investment manager may consider in making its equity investments are patterns of growth in sales and earnings, the development of new or improved products or services, a favorable outlook for growth in the industry, the probability of increased operating efficiencies, emphasis on research and development, cyclical conditions, and other signs that a company is expected to show greater than average capital growth and earnings growth. The Fund's investment policy with respect to these assets may involve a somewhat greater risk than is inherent in some other investment securities. Also, any income received from such securities will be incidental.

In seeking to obtain capital growth, the Fund may trade to some degree in securities for the short-term. To this extent, the Fund will be engaged in trading operations based on short-term market considerations as distinct from long-term investment based upon fundamental valuation of securities.

The Fund may also purchase options on securities and index options, may purchase and sell financial futures contracts and options on financial futures contracts, may purchase foreign securities and engage in related foreign currency transactions and may at times lend its portfolio securities. There may also be times when a significant portion of the Fund's assets not invested in Zero Coupon Treasuries may be held temporarily in cash or defensive type securities such as high-grade debt securities, securities of the U.S. Government and its agencies and high quality money market instruments, including repurchase agreements, depending upon the investment manager's analysis of business and economic conditions and the outlook for security prices.

SPECIAL RISK FACTORS. The value of the Zero Coupon Treasuries and the Equity Securities in the Fund's portfolio will fluctuate prior to the Maturity Date and the value of the Zero Coupon Treasuries will equal their par value on the Maturity Date. As noted previously (see "Zero Coupon Treasuries"), the value of the Zero Coupon Treasuries may be expected to experience more volatility than U.S. Government securities that have similar yields and maturities but that make current distributions of interest. Thus, the net asset value of the Fund's shares will fluctuate with changes in interest rates and other market conditions prior to the Maturity Date. As an open-end investment company, the Fund will redeem its shares at the request of a shareholder at the net asset value per share next determined after a request is received in proper form. Thus, shareholders who redeem their shares prior to the Maturity Date may receive more or less than their acquisition cost, including any sales charge, whether or not they reinvest their dividends. Such shares, therefore, would not receive the benefit of the Fund's Investment Protection. Any shares not redeemed prior to the Maturity Date by a shareholder would continue to receive the benefit of the Fund's Investment Protection provided that all dividends with respect to such shares are reinvested. Accordingly, the Fund may not be appropriate for investors who expect to redeem their investment in the Fund prior to the Maturity Date.

Each year the Fund will be required to accrue an increasing amount of income on its Zero Coupon Treasuries utilizing the effective interest method. However, to maintain its tax status as a pass-through entity under Subchapter M of the Internal Revenue Code and also to avoid imposition of excise taxes, the Fund will be required to distribute dividends equal to substantially all of its net investment income, including the accrued income on its Zero Coupon Treasuries for which it receives no payments in cash prior to their maturity. Dividends of the Fund's investment income and short-term capital gains will be taxable to shareholders as ordinary income for federal income tax purposes, whether received in cash or reinvested in additional shares. See "Dividends and

Taxes." However, shareholders who elect to receive dividends in cash, instead of reinvesting these amounts in additional shares of the Fund, may realize an amount upon redemption of their investment on the Maturity Date that is less or greater than their acquisition cost and, therefore, will not receive the benefit of the Fund's Investment Protection. Accordingly, the Fund may not be appropriate for investors who will require cash distributions from the Fund in order to meet current tax obligations resulting from their investment or for other needs.

As noted previously, the Fund will maintain a minimum par value of Zero Coupon Treasuries per share in order to provide for the Fund's Investment Protection. In order to generate sufficient cash to meet dividend requirements and other operational needs and to redeem Fund shares on request, the Fund may be required to limit reinvestment of capital on the disposition of Equity Securities and may be required to liquidate Equity Securities at a time when it is otherwise disadvantageous to do so, which may result in the realization of losses on the disposition of such securities, and may also be required to borrow money to satisfy dividend and redemption requirements. The liquidation of Equity Securities and the expenses of borrowing money in such circumstances could impair the ability of the Fund to meet its objective of long-term capital growth.


The Fund provides Investment Protection to investors who reinvest all dividends and do not redeem their shares before the Maturity Date. In addition, as noted above, dividends from the Fund will be taxable to shareholders whether received in cash or reinvested in additional shares. Thus, the Fund does not provide a specific return on investors' capital or protect principal on an after-tax or present value basis. An investor who reinvested all dividends and who, upon redemption at the Maturity Date, received only the original amount invested including any sales charge, would have received a zero rate of return on such investment. This could only happen if the value of the Fund's investments other than Zero Coupon Treasuries were to decrease to zero, an event that the Fund's investment manager considers highly unlikely. The present value of $1,000 on the Maturity Date discounted for inflation assumed to be at an annual rate of 4% is approximately $660 on the date of this prospectus.


Investors subject to tax should be aware that any portion of the amount returned to them upon redemption of shares that constitutes accretion of interest on the Zero Coupon Treasuries will have been taxable each year as ordinary income over the period during which shares were held. See "Dividends and Taxes."

The Fund may purchase options on securities and index options, may purchase and sell financial futures contracts and options on financial futures contracts, may purchase foreign securities and engage in related foreign currency transactions and may at times lend its portfolio securities. See "Additional Investment Information" below for a discussion of these investment techniques and the related risks.

MATURITY DATE. The Board of Trustees of the Trust may in its sole discretion elect, without shareholder approval, to continue the operation of the Fund after the Maturity Date with a new maturity date ("New Maturity Date"). Such a decision may be made to provide shareholders with the opportunity of continuing their investment in the Fund for a new term without recognizing any taxable capital gains as a result of a redemption. In that event, shareholders of the Fund may either continue as such or redeem their shares in the Fund. Shareholders who reinvest all dividends and hold their shares to the Maturity Date will be entitled to the benefit of the Fund's Investment Protection on the Maturity Date whether they continue as shareholders or redeem their shares. If this alternative were to be elected, the Fund would at the Maturity Date collect the proceeds of the Zero Coupon Treasuries that mature on such date and, after allowing for any redemption requests by shareholders, reinvest such proceeds in Zero Coupon Treasuries and Equity Securities as necessary to provide for the Fund's Investment Protection benefit on the New Maturity Date. For such purposes, the principal investment of shareholders then in the Fund would be deemed to be the net asset value of their investment in the Fund at the current Maturity Date. Thus, in effect, the total value of such shareholders' investment in the Fund on the current Maturity Date will be treated as an investment for the new term and will benefit from the Fund's Investment Protection for the new term if they reinvest all dividends and maintain their investment in the Fund until the New Maturity Date. If the Board of Trustees elects to continue the Fund, shareholders will be given 60 days' prior notice of such election and the New Maturity Date. In that event, it is anticipated that the offering of the Fund's shares would commence again after the Maturity Date with a new prospectus for such period as the Board of Trustees shall determine.

On the Maturity Date, the Fund may also be terminated at the election of the Board of Trustees of the Trust in its sole discretion and without approval by shareholders, upon 60 days' prior notice to shareholders. In such event, the proceeds of the Zero Coupon Treasuries maturing on such date shall be collected and the Equity Securities and other assets then owned by the Fund shall be sold or otherwise reduced to cash, the liabilities of the Fund will be discharged or otherwise provided for, the Fund's outstanding shares will be mandatorily redeemed at the net asset value per share determined on the Maturity Date and, within seven days thereafter, the Fund's net assets will be distributed to shareholders and the Fund shall be thereafter terminated. Termination of the Fund may require the disposition of the Equity Securities at a time when it is otherwise disadvantageous to do so and may involve selling securities at a substantial loss. The estimated expenses of liquidation and termination of the Fund, however, are not expected to affect materially the ability of the Fund to provide for its Investment Protection benefit. In the event of termination of the Fund as noted above, the redemption of shares effected in connection with such termination would for current federal income tax purposes constitute a sale upon which a gain or loss may be realized depending upon whether the value of the shares being redeemed is more or less than the shareholder's adjusted cost basis of such shares.

Subject to shareholder approval, other alternatives may be pursued by the Fund after the Maturity Date. For instance, the Board of Trustees may consider the possibility of a tax-free reorganization between the Fund and another registered open-end management investment company or any other series of the Trust. The Board of Trustees has not considered any possibilities regarding the operation of the Fund after the Maturity Date.


ADDITIONAL INVESTMENT INFORMATION. The annual turnover rate of the Fund's portfolio may vary from year to year, and may also be affected by cash requirements for redemptions and repurchases of Fund shares, and by the necessity of maintaining the Fund as a regulated investment company under the Internal Revenue Code in order to receive certain favorable tax treatment. The Fund's portfolio turnover rate is listed under "Financial Highlights."


The Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities or other assets. If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Fund will not borrow for leverage purposes. The Fund may pledge up to 15% of its total assets to secure any such borrowings. The Fund will not purchase illiquid securities, including repurchase agreements maturing in more than seven days, if, as a result thereof, more than 10% of the Fund's net assets, valued at the time of the transaction, would be invested in such securities. The Fund may invest in securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933. This rule permits otherwise restricted securities to be sold to certain institutional buyers, such as the Fund. Such securities may be illiquid and subject to the Fund's limitation on illiquid securities. A "Rule 144A" security may be treated as liquid, however, if so determined pursuant to procedures adopted by the Board of Trustees. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A securities.

The Trust has adopted for the Fund certain fundamental investment restrictions which are presented in the Statement of Additional Information and which, together with its investment objectives and any policies of the Fund specifically designated in this prospectus as fundamental, cannot be changed without approval by holders of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy; or (b) more than 50% of the outstanding shares of the Fund. Policies of the Fund that are neither designated as fundamental nor incorporated into any of the fundamental investment restrictions referred to above may be changed by the Board of Trustees of the Fund without shareholder approval. Notwithstanding the foregoing, the Board of Trustees may, in its discretion and without shareholder approval, determine that the Fund should be terminated on the Maturity Date or continued thereafter with a New Maturity Date as more fully described under "Maturity Date" above.

OPTIONS AND FINANCIAL FUTURES TRANSACTIONS. The Fund may invest up to five percent of its net assets in put and call options on securities. A put option gives the holder (buyer) the right to sell a security at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option gives the holder (buyer) the right to purchase a security or other asset at a specified price (the exercise price) at any time until a certain date (the expiration date). The Fund will only invest in options that are traded on securities exchanges and for which it pays a premium (cost of option). As part of its options transactions, the Fund may also purchase options on securities indices in an attempt to hedge against market conditions affecting the values of securities that the Fund owns or intends to purchase, and not for speculation. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. In connection with its foreign securities investments, the Fund may also purchase foreign currency options. The Fund may enter into closing transactions, exercise its options or permit them to expire.

The Fund may engage in financial futures transactions. Financial futures contracts are commodity contracts that obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a security, or the cash value of a securities index during a specified future period at a specified price. The Fund will "cover" futures contracts sold by the Fund and maintain in a segregated account certain liquid assets in connection with futures contracts purchased by the Fund as described under "Investment Policies and Techniques" in the Statement of Additional Information. In connection with its foreign securities investments, the Fund may also engage in foreign currency financial futures transactions. The Fund will not enter into any futures contracts or options on futures contracts if the aggregate of the contract value of the outstanding futures contracts of the Fund and futures contracts subject to outstanding options written by the Fund would exceed 50% of the total assets of the Fund.

The Fund may engage in financial futures transactions as an attempt to hedge against market risks. For example, when the near-term market view is bearish but the portfolio composition is judged satisfactory for the longer term, exposure to temporary declines in the market may be reduced by entering into futures contracts to sell securities or the cash value of a securities index. Conversely, where the near-term view is bullish, but the Fund is believed to be well positioned for the longer term with a high cash position, the Fund can hedge against market increases by entering into futures contracts to buy securities or the cash value of a securities index. In either case, the use of futures contracts would tend to reduce portfolio turnover and facilitate the Fund's pursuit of its investment objectives.

Futures contracts entail risks. If the investment manager's judgment about the general direction of interest rates, markets or exchange rates is wrong, the overall performance may be poorer than if no such contracts had been entered into. There may be an imperfect correlation between movements in prices of futures contracts and portfolio assets being hedged. In addition, the market prices of futures contracts may be affected by certain factors. For example, if participants in the futures market elect to close out their contracts rather than meet margin requirements, distortions in the normal relationship between the underlying assets and futures markets could result. Price distortions also could result if investors in futures contracts decide to make or take delivery of underlying securities or other assets rather than engage in closing transactions because of the resultant reduction in the liquidity of the futures market. In addition, because, from the point of view of speculators, margin requirements in the futures market are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities or other assets and movements in the prices of futures contracts, a correct forecast of market trends by the investment manager still may not result in a successful hedging transaction. If any of these events should occur, the Fund could lose money on the financial futures contracts and also on the value of its portfolio assets. The costs incurred in connection with futures transactions could reduce the Fund's return.

Index options involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by the Fund may expire worthless, in which case the Fund would lose the premium paid therefor.

The Fund may engage in futures transactions only on commodities exchanges or boards of trade. The Fund will not engage in transactions in financial futures contracts or related options for speculation, but only as an attempt to hedge against changes in market conditions affecting the values of securities that the Fund owns or intends to purchase.

DERIVATIVES. In addition to options and financial futures, consistent with its objective, the Fund may invest in a broad array of financial instruments and securities in which the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate or a currency ("derivatives"). Derivatives are most often used to manage investment risk, to increase or decrease exposure to an asset class or benchmark (as a hedge or to enhance return), or to create an investment position indirectly (often because it is more efficient or less costly than direct investment). The types of derivatives used by the Fund and the techniques employed by the investment manager may change over time as new derivatives and strategies are developed or regulatory changes occur.

RISK FACTORS. The Statement of Additional Information contains further information about the characteristics, risks and possible benefits of options, futures and other derivatives transactions. See "Investment Policies and Techniques" in the Statement of Additional Information. The principal risks are:
(a) possible imperfect correlation between movements in the prices of options, futures or other derivatives contracts and movements in the prices of the securities or currencies hedged, used for cover or that the derivatives intended to replicate; (b) lack of assurance that a liquid secondary market will exist for any particular option, futures or other derivatives contract at any particular time; (c) the need for additional skills and techniques beyond those required for normal portfolio management; (d) losses on futures contracts resulting from market movements not anticipated by the investment manager; (e) the possible need to defer closing out certain options, futures or other derivatives contracts in order to continue to qualify for beneficial tax treatment afforded "regulated investment companies" under the Internal Revenue Code; and (f) the possible non-performance of the counter-party to the derivatives contract.

LENDING OF PORTFOLIO SECURITIES. Consistent with applicable regulatory requirements, the Fund may lend its portfolio securities (principally to broker-dealers) without limit where such loans are callable at any time and are continuously secured by segregated collateral (cash or other liquid securities) equal to no less than the market value, determined daily, of the securities loaned. The Fund will receive amounts equal to dividends or interest on the securities loaned. It will also earn income for having made the loan. Any cash collateral pursuant to these loans will be invested in short-term money market instruments. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Fund's investment manager to be of good standing, and when the Fund's investment manager believes the potential earnings to justify the attendant risk. Management will limit such lending to not more than one-third of the value of the Fund's total assets.

FOREIGN SECURITIES. Although the Fund will invest primarily in securities that are publicly traded in the United States, it has the discretion to invest a portion of its assets in foreign securities that are traded principally in securities markets outside the United States. The Fund currently limits investment in foreign securities not publicly traded in the United States to less than 10% of its total assets. The Fund may also invest in U.S. Dollar denominated American Depository Receipts ("ADRs"), which are bought and sold in the United States and are not subject to the preceding limitation. Foreign securities present certain risks in addition to those presented by domestic securities, including risks associated with currency fluctuations, possible imposition of foreign governmental regulations or taxes adversely affecting portfolio securities and generally different degrees of liquidity, market volatility and availability of information. However, the Fund intends to invest in foreign securities only when the potential benefits to it are deemed by the Fund's investment manager to outweigh those risks. The Fund may make investments in developing countries that are in the initial stages of their industrialization cycle. In the past, markets of developing countries have been more volatile than the markets of developed countries; however such markets often have provided higher rates of return to investors. Investments in foreign securities may include securities issued by enterprises that have undergone or are currently undergoing privatization. In connection with its foreign securities investments, the Fund may, to a limited extent, engage in foreign currency exchange transactions, purchase foreign currency options and purchase and sell foreign currency futures contracts. More complete information concerning foreign securities and related techniques is contained under "Investment Policies and Techniques--Foreign Securities and Foreign Currency Transactions" in the Statement of Additional Information.

INVESTMENT MANAGER AND UNDERWRITER


INVESTMENT MANAGER. Zurich Kemper Investments, Inc. ("ZKI"), 222 South Riverside Plaza, Chicago, Illinois 60606, is the investment manager of the Fund and provides the Fund with continuous professional investment supervision. ZKI is one of the largest investment managers in the country and has been engaged in the management of investment funds for more than forty-nine years. ZKI and its affiliates provide investment advice and manage investment portfolios for the Kemper Funds, Zurich Money Market Funds, affiliated insurance companies and other corporate, pension, profit-sharing and individual accounts representing approximately $85 billion under management. ZKI acts as investment manager for 32 open-end and seven closed-end investment companies, with 86 separate investment portfolios, representing more than 2.5 million shareholder accounts. ZKI is an indirect subsidiary of Zurich Insurance Company ("Zurich"), a leading internationally recognized provider of insurance and financial services in property/casualty and life insurance, reinsurance and structured financial solutions as well as asset management.



Zurich has entered into a definitive agreement with Scudder, Stevens & Clark, Inc. ("Scudder") pursuant to which Zurich will acquire approximately 70% of Scudder. Upon completion of the transaction, Scudder will change its name to Scudder Kemper Investments, Inc. ("SKI"), and ZKI will be operated either as a subsidiary of SKI or as part of SKI. Consummation of the transaction is subject to a number of contingencies. Because the transaction would constitute an assignment of the Fund's investment management agreement with ZKI under the Investment Company Act of 1940, ZKI is seeking approval of a new agreement. The Fund's board has approved a new agreement subject to shareholder approval. If the contingencies are timely met, the transaction is expected to close in the fourth quarter of 1997. Zurich will own 69.5% of SKI and senior employees of SKI will hold the remaining 30.5%. SKI will be headquartered in New York City and the chief executive officer of SKI will be Edmond D. Villani, Scudder's president and chief executive officer. Mr. Villani will also join Zurich's Corporate Executive Board. A transition team comprised of representatives from ZKI, Zurich, and Scudder has been formed to make recommendations regarding combining the operations of Scudder and ZKI.


Responsibility for overall management of the Fund rests with the Board of Trustees and officers of the Trust. Professional investment supervision is provided by ZKI. The investment management agreement provides that ZKI shall act as the Fund's investment adviser, manage its investments and provide it with various services and facilities. Zurich Investment Management Limited ("ZIML"), 1 Fleet Place, London, U.K. EC4M 7RQ, an affiliate of ZKI, is the sub-adviser for the Fund. ZIML is an indirect subsidiary of Zurich Insurance Company and has served as sub-adviser for mutual funds since December, 1996 and investment adviser for certain institutional accounts since August, 1988. Under the terms of the sub-advisory agreement between ZIML and ZKI, ZIML renders investment advisory and management services with regard to such portion of the Fund's portfolio as may be allocated to ZIML by ZKI from time to time for management of foreign securities, including foreign currency transactions and related investments. ZKI pays ZIML for its services a sub-advisory fee, payable monthly at the annual rate of .35% of the portion of the average daily net assets of the Fund allocated by ZKI to ZIML for management.

Tracy McCormick Chester is the portfolio manager of the Fund. She has served in this capacity since the Fund commenced operations in May 1997. Ms. McCormick Chester joined ZKI in September 1994. She is a vice president of the Trust and senior vice president of ZKI. Prior to coming to ZKI, she was a senior vice president and portfolio manager of an investment management company and prior thereto, she managed private accounts. She received a B.A. and a M.B.A. in Finance from Michigan State University, East Lansing, Michigan.

The Fund pays ZKI an investment management fee, payable monthly, at the annual rate of .50% of average daily net assets of the Fund. The investment management agreement provides that the Fund shall pay the charges and expenses of its operations, including the fees and expenses of the trustees (except those affiliated with ZKI), independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, brokerage commissions or transaction costs, costs of calculating net asset value, taxes and membership dues.

PRINCIPAL UNDERWRITER. Pursuant to an underwriting agreement, Zurich Kemper Distributors, Inc. ("ZKDI"), a wholly owned subsidiary of ZKI, is the principal underwriter of the Fund's shares and acts as agent of the Fund in the sale of its shares. ZKDI receives no compensation from the Fund as principal underwriter and pays all expenses of distribution of the Fund's shares under the underwriting agreement not otherwise paid by dealers or other financial services firms. The Fund bears the expense of registration of its shares with the Securities and Exchange Commission, while ZKDI, as underwriter, pays the cost of qualifying and maintaining the qualification of the Fund's shares for sale under the securities laws of the various states. As indicated under "Purchase of Shares," ZKDI retains the sales charge upon the purchase of shares and pays or allows concessions or discounts to firms for the sale of Fund shares.

ADMINISTRATOR. ZKDI also provides information and administrative services for Fund shareholders pursuant to an administrative services agreement ("administrative agreement"). ZKDI enters into related arrangements with various broker-dealer firms and other service or administrative firms ("firms") that provide services and facilities for their customers or clients who are investors in the Fund. Such administrative services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Fund and its special features, and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. ZKDI bears all its expenses of providing services pursuant to the administrative agreement, including the payment of any service fees. For services under the administrative agreement, the Fund pays ZKDI a fee, payable monthly, at the annual rate of up to .25% of average daily net assets of the Fund. ZKDI then pays each firm a service fee at an annual rate of up to .25% of net assets of those accounts in the Fund maintained and serviced by the firm. Firms to which service fees may be paid include affiliates of ZKDI. A firm becomes eligible for the service fee based on assets in the accounts in the month following the month of purchase and the fee continues until terminated by ZKDI or the Fund. The fees are calculated monthly and paid quarterly.

ZKDI also may provide some of the above services and may retain any portion of the fee under the administrative agreement not paid to firms to compensate itself for administrative functions performed for the Fund. Currently, the administrative services fee payable to ZKDI is based only upon Fund assets in accounts for which a firm provides administrative services and it is intended that ZKDI will pay all the administrative services fees that it receives from the Fund to firms in the form of service fees. The effective administrative services fee rate to be charged against all assets of the Fund while this procedure is in effect would depend upon the proportion of Fund assets that is in accounts for which a firm provides administrative services. In addition, ZKDI may, from time to time, from its own resources pay certain firms additional amounts for ongoing administration services and assistance provided to their customers and clients who are shareholders of the Fund.


CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT. Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105, as custodian and State Street Bank and Trust Company,

225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of the Fund maintained in the United States. The Chase Manhattan Bank, Chase MetroTech Center, Brooklyn, New York 11245, as custodian, has custody of all securities and cash of the Fund held outside the United States. They attend to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund. IFTC also is the Fund's transfer agent and dividend-paying agent. Pursuant to a services agreement with IFTC, Zurich Kemper Service Company, an affiliate of ZKI, serves as "Shareholder Service Agent" of the Fund and, as such, performs all of IFTC's duties as transfer agent and dividend paying agent. For a description of transfer agent and shareholder service agent fees payable to IFTC and the Shareholder Service Agent, see "Investment Manager and Underwriter" in the Statement of Additional Information.

PORTFOLIO TRANSACTIONS. ZKI and ZIML place all orders for purchases and sales of the Fund's securities. Subject to seeking best execution of orders, ZKI and ZIML may consider sales of shares of the Fund and other funds managed by ZKI or its affiliates as a factor in selecting broker-dealers. See "Portfolio Transactions" in the Statement of Additional Information.

DIVIDENDS AND TAXES

DIVIDENDS. The Fund will normally distribute annual dividends of net investment income and any net realized short-term and long-term capital gains.

Income dividends and capital gain dividends, if any, will be credited to shareholder accounts in full and fractional Fund shares at net asset value on the reinvestment date without sales charge except that, upon written request to the Shareholder Service Agent, a shareholder may select one of the following options:

(1) To receive income and short-term capital gain dividends in cash and long-term capital gain dividends in shares at net asset value; or

(2) To receive income and capital gain dividends in cash.

Any dividends that are reinvested will be reinvested in shares of the Fund. The Fund will reinvest dividend checks (and future dividends) in shares of the Fund if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the Fund unless the shareholder requests that such policy not be applied to the shareholder's account. Upon written request by a shareholder to the Shareholder Service Agent, a share certificate will be issued for any or all full shares credited to the shareholder's account. As noted previously (see "Investment Objectives, Policies and Risk Factors--How the Fund Works and Special Risk Factors"), only shareholders who reinvest all their dividends in the Fund and hold their shares until the Maturity Date will receive the benefit of the Fund's Investment Protection.


TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code ("Code") and, if so qualified, will not be liable for federal income taxes to the extent its earnings are distributed. Dividends derived from net investment income and net short-term capital gains are taxable to shareholders as ordinary income and long-term capital gain dividends are taxable to shareholders as long-term capital gain regardless of how long the shares have been held and whether received in cash or shares. Long-term capital gain dividends received by individual shareholders are taxed at a maximum rate of 28%. Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year declared. It is anticipated that a portion of the ordinary income dividends paid by the Fund will qualify for the dividends received deduction available to corporate shareholders.


The Zero Coupon Treasuries will be treated as bonds that were issued to the Fund at an original issue discount. Original issue discount is treated as interest for federal income tax purposes and the amount of original issue discount generally will be the difference between the bond's purchase price and its stated redemption price at maturity. The Fund will be required to include in gross income for each taxable year the daily portions of original issue discount attributable to the Zero Coupon Treasuries held by the Fund as such original issue discount accrues. Dividends derived from such original issue discount that accrues for such year will be taxable to shareholders as ordinary income. In general, original issue discount accrues daily under a constant interest rate method which takes into account the semi-annual compounding of accrued interest. In the case of the Zero Coupon Treasuries, this method will generally result in an increasing amount of income to the Fund each year.

A dividend received by a shareholder shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder's cost by dividends representing gains realized on sales of securities, such dividends would be a return of investment though taxable as stated above.

Fund dividends that are derived from interest on the Zero Coupon Treasuries and other direct obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. In other states, arguments can be made that such distributions should be exempt from state and local taxes based on federal law, 31 U.S.C. Section 3124, and the U.S. Supreme Court's interpretation of that provision in AMERICAN BANK AND TRUST CO. v. DALLAS COUNTY, 463 U.S. 855 (1983). The Fund currently intends to advise shareholders of the proportion of its dividends that consists of such interest. Shareholders should consult their tax advisers regarding the possible exclusion of such portion of their dividends for state and local income tax purposes.

The Fund is required by law to withhold 31% of taxable dividends and redemption proceeds paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from Individual Retirement Accounts ("IRAs") or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. Shareholders should consult their tax advisers regarding the 20% withholding requirement.

After each transaction, shareholders will receive a confirmation statement giving complete details of the transaction except that statements will be sent quarterly for transactions involving dividend reinvestment and periodic investment and redemption programs. Information for income tax purposes will be provided after the end of the calendar year. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.

When more than one shareholder resides at the same address, certain reports and communications to be delivered to such shareholders may be combined in the same mailing package, and certain duplicate reports and communications may be eliminated. Similarly, account statements to be sent to such shareholders may be combined in the same mailing package or consolidated into a single statement. However, a shareholder may request that the foregoing policies not be applied to the shareholder's account.

NET ASSET VALUE

The net asset value per share is determined by calculating the total value of the Fund's assets, which will normally be composed chiefly of investment securities, deducting total liabilities and dividing the result by the number of shares outstanding. Fixed income securities, including Zero Coupon Treasuries, are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Portfolio securities that are traded on a domestic securities exchange or securities listed on the NASDAQ National Market are valued at the last sale price on the exchange or market where primarily traded or listed or, if there is no recent last sale price available, at the last current bid quotation. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges where primarily traded. Securities not so traded or listed are valued at the last current bid quotation if market quotations are available. Equity options are valued at the last sale price unless the bid price is higher or the asked price is lower, in which event such bid or asked price is used. Financial futures and options thereon are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees. For purposes of determining the Fund's net asset value, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the mean between the bid and offered quotations of such currencies against U.S. Dollars as last quoted by a recognized dealer. If an event were to occur after the value of a security was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then that security would be valued using fair value determinations by the Board of Trustees or its delegates. On each day the New York Stock Exchange (the "Exchange") is open for trading, the net asset value is determined as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange.

PURCHASE OF SHARES

Shares of the Fund may be purchased from investment dealers during the Offering Period described below at the public offering price, which is the net asset value next determined plus a sales charge that is a percentage of the public offering price and varies as shown below. The minimum initial investment is $1,000 and the minimum subsequent investment is $100. The minimum initial investment for an Individual Retirement Account or employee benefit plan account is $250 and the minimum subsequent investment is $50. These minimum amounts may be changed at any time in management's discretion.

                                                                              Sales Charge
                                                     --------------------------------------------------------------
                                                                                                       Allowed to
                                                                              As a Percentage         Dealers as a
                                                      As a Percentage          of Net Asset          Percentage of
               Amount of Purchase                    of Offering Price            Value*             Offering Price
               ------------------                    -----------------        ---------------        --------------
Less than $100,000...............................          5.00%                   5.26%                  4.50%
$100,000 but less than $250,000..................          4.00                    4.17                   3.60
$250,000 but less than $500,000..................          3.00                    3.09                   2.70
$500,000 but less than $1 million................          2.00                    2.04                   1.80
$1 million and over..............................          0.00**                  0.00**                  ***

---------------
  * Rounded to the nearest one-hundredth percent.
 ** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.
*** Commission is payable by ZKDI as discussed below.

Shares will only be offered to the public during the Offering Period, which is expected to end on May 15, 1998. The Fund may at its option extend or shorten the Offering Period. The offering of shares of the Fund shall be subject to suspension or termination as provided under "Investment Objectives, Policies and Risk Factors--How the Fund Works." In addition, the offering of Fund shares may be suspended from time to time during the Offering Period in the discretion of ZKDI. During any period in which the public offering of shares is suspended or terminated, shareholders will still be permitted to reinvest dividends in shares of the Fund.

Share certificates will not be issued unless requested in writing and may not be available for certain types of account registrations. It is recommended that investors not request share certificates unless needed for a specific purpose. You cannot redeem shares by telephone or wire transfer or use the telephone exchange privilege if share certificates have been issued. A lost or destroyed certificate is difficult to replace and can be expensive to the shareholder (a bond worth 2% or more of the certificate value is normally required).

The Fund receives the entire net asset value of all shares sold. ZKDI, the Fund's principal underwriter, retains the sales charge from which it allows discounts from the applicable public offering price to investment dealers, which discounts are uniform for all dealers in the United States and its territories. The normal discount allowed to dealers is set forth in the above table. Upon notice to all dealers with whom it has sales agreements, ZKDI may reallow up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such reallowances may be based upon attainment of minimum sales levels. During periods when 90% or more of the sales charge is reallowed, such dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of the Fund for their clients, and ZKDI may pay them a transaction fee up to the level of the discount or other concession allowable to dealers as described above. Banks currently are prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. Banks or other financial services firms may be subject to various state laws regarding the services described above and may be required to register as dealers pursuant to state law. If banking firms were prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate. Management does not believe that termination of a relationship with a bank would result in any material adverse consequences to the Fund.


ZKDI may from time to time, pay or allow to firms a 1% commission on the amount of shares of the Fund sold under the following conditions: (i) the purchased shares are held in a Kemper IRA account, (ii) the shares are purchased as a direct "roll over" of a distribution from a qualified retirement plan account maintained on a participant subaccount record keeping system provided by Zurich Kemper Service Company, (iii) the registered representative placing the trade is a member of ProStar, a group of persons designated by ZKDI in acknowledgment of their dedication to the employee benefit plan area; and (iv) the purchase is not otherwise subject to a commission.


In addition to the discounts or commissions described above, ZKDI will, from time to time, pay or allow additional discounts or promotional incentives, in the form of cash or other compensation, to firms that sell shares of the Fund. Non-cash compensation includes luxury merchandise and trips to luxury resorts. In some instances, such discounts or other incentives will be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of the Fund, or other funds underwritten by ZKDI.

Shares of the Fund may be purchased at net asset value to the extent that the amount invested represents the net proceeds from a redemption of shares of a mutual fund for which neither ZKI nor an affiliate serve as investment manager ("non-Kemper Fund") provided that: (a) the investor has previously paid either an initial sales charge in connection with the purchase of the non-Kemper Fund shares redeemed or a contingent deferred sales charge in connection with the redemption of the non-Kemper Fund shares, and (b) the purchase of Fund shares is made within 90 days after the date of such redemption. To make such a purchase at net asset value, the investor or the investor's dealer must, at the time of purchase, submit a request that the purchase be processed at net asset value pursuant to this privilege. ZKDI may in its discretion compensate firms for sales of shares under this privilege at a commission rate of .50% of the purchase price of the Fund shares purchased. The redemption of the shares of the non-Kemper Fund is, for federal income tax purposes, a sale upon which a gain or loss may be realized.

Shares of the Fund may be purchased at net asset value by: (a) any purchaser provided that the amount invested in the Fund or other Kemper Mutual Funds described under "Special Features--Combined Purchases" totals at least $1,000,000 including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described under "Special Features"; or (b) a participant-directed qualified retirement plan described in Code
Section 401(a) or a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district, provided in each case that such plan has not less than 200 eligible employees (the "Large Order NAV Purchase Privilege").

A contingent deferred sales charge may be imposed upon redemption of shares of the Fund that are purchased under the Large Order NAV Purchase Privilege as follows: 1% if they are redeemed within one year of purchase and .50% if they are redeemed during the second year following purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent deferred sales charge will be waived in the event of (a) redemptions by a participant-directed qualified retirement plan described in Code Section 401(a) or a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified uretirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district; (b) redemptions by employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent; (c) redemption of shares of a shareholder (including a registered joint owner) who has died; (d) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration); (e) redemptions under the Fund's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account; and (f) redemptions of shares by a shareholder whose dealer of record at the time of investment notifies ZKDI that the dealer waives the discretionary commission applicable to such Large Order NAV Purchase.

Shares of the Fund purchased under the Large Order NAV Purchase Privilege may be exchanged for shares of another Kemper Mutual Fund or a Money Market Fund under the exchange privilege described under "Special Features--Exchange Privilege" without paying any contingent deferred sales charge at the time of exchange. If the shares received on exchange are redeemed thereafter, a contingent deferred sales charge may be imposed in accordance with the foregoing requirements provided that the shares redeemed will retain their original cost and purchase date for purposes of the contingent deferred sales charge.


ZKDI may in its discretion compensate investment dealers or other financial services firms in connection with the sale of shares of the Fund at net asset value in accordance with the Large Order NAV Purchase Privilege up to the following amounts: 1.00% of the net asset value of shares sold on amounts up to $5 million, .50% on the next $45 million and .25% on amounts over $50 million. The commission schedule will be reset on a calendar year basis for sales of shares pursuant to the Large Order NAV Purchase Privilege to employer sponsored employee benefit plans using the subaccount recordkeeping system made available through the Shareholder Service Agent. For purposes of determining the appropriate commission percentage to be applied to a particular sale, ZKDI will consider the cumulative amount invested by the purchaser in the Fund and other Kemper Mutual Funds listed under "Special Features--Combined Purchases," including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features referred to above. The privilege of purchasing shares of the Fund at net asset value under the Large Order NAV Purchase Privilege is not available if another net asset value purchase privilege is also applicable.



Shares of the Fund may be purchased at net asset value by persons who purchase such shares through bank trust departments that process such trades through an automated, integrated mutual fund clearing program provided by a third party clearing firm.


Shares of the Fund may be purchased at net asset value in any amount by certain professionals who assist in the promotion of Kemper Funds pursuant to personal services contracts with ZKDI, for themselves or members of their families. ZKDI in its discretion may compensate financial services firms for sales of shares under this privilege at a commission rate of .50% of the amount of shares purchased.


Shares of the Fund may be purchased at net asset value by persons who purchase shares of the Fund through ZKDI as part of an automated billing and wage deduction program administered by Rewards Plus of America for the benefit of employees of participating employer groups.



Shares may be sold at net asset value in any amount to: (a) officers, trustees, directors, employees (including retirees) and sales representatives of the Fund, its investment manager, its principal underwriter or certain affiliated companies, for themselves or members of their families; (b) registered representatives and employees of broker-dealers having selling group agreements with ZKDI and officers, directors and employees of service agents of the Fund, for themselves or their spouses or dependent children; (c) shareholders who owned shares of Kemper Value Fund, Inc. ("KVF") on September 8, 1995, and have continuously owned shares of KVF (or a

Kemper Fund acquired by exchange of KVF shares) since that date, for themselves or members of their families; and (d) any trust, pension, profit-sharing or other benefit plan for only such persons. Shares may be sold at net asset value in any amount to selected employees (including their spouses and dependent children) of banks and other financial services firms that provide administrative services related to order placement and payment to facilitate transactions in shares of the Fund for their clients pursuant to an agreement with ZKDI or one of its affiliates. Only those employees of such banks and other firms who as part of their usual duties provide services related to transactions in Fund shares may purchase Fund shares at net asset value hereunder. Shares may be sold at net asset value in any amount to unit investment trusts sponsored by Ranson & Associates, Inc. In addition, unitholders of unit investment trusts sponsored by Ranson & Associates, Inc. may purchase Fund shares at net asset value through reinvestment programs described in the prospectuses of such trusts which have such programs. Shares of the Fund may be sold at net asset value through certain investment advisers registered under the Investment Advisers Act of 1940 and other financial services firms that adhere to certain standards established by ZKDI, including a requirement that such shares be sold for the benefit of their clients participating in an investment advisory program under which such clients pay a fee to the investment adviser or other firm for portfolio management and other services. Such shares are sold for investment purposes and on the condition that they will not be resold except through redemption or repurchase by the Fund. The Fund may also issue shares at net asset value in connection with the acquisition of the assets of or merger or consolidation with another investment company, or to shareholders in connection with the investment or reinvestment of income and capital gain dividends.


Shares of the Fund or any other Kemper Mutual Fund listed under "Special Features Combined Purchases" may be purchased at net asset value in any amount by members of the plaintiff class in the proceeding known as HOWARD AND AUDREY TABANKIN, ET AL. V. KEMPER SHORT-TERM GLOBAL INCOME FUND, ET AL., Case No. 93 C 5231 (N.D. IL). This privilege is generally non-transferrable and continues for the lifetime of individual class members and for a ten year period for non-individual class members. To make a purchase at net asset value under this privilege, the investor must, at the time of purchase, submit a written request that the purchase be processed at net asset value pursuant to this privilege specifically identifying the purchaser as a member of the "Tabankin Class." Shares purchased under this privilege will be maintained in a separate account that includes only shares purchased under this privilege. For more details concerning this privilege, class members should refer to the Notice of (1) Proposed Settlement with Defendants; and (2) Hearing to Determine Fairness of Proposed Settlement, dated August 31, 1995, issued in connection with the aforementioned court proceeding. For sales of Fund shares at net asset value pursuant to this privilege, ZKDI may at its discretion pay investment dealers and other financial services firms a concession, payable quarterly, at an annual rate of up to .25% of net assets attributable to such shares maintained and serviced by the firm. A firm becomes eligible for the concession based upon assets in accounts attributable to shares purchased under this privilege in the month after the month of purchase and the concession continues until terminated by ZKDI. The privilege of purchasing shares of a Fund at net asset value under this privilege is not available if another net asset value purchase privilege also applies (including the purchase of Class A shares of the Cash Reserves
Fund).

The sales charge scale is applicable to purchases made at one time by any "purchaser" which includes: an individual; or an individual, his or her spouse and children under the age of 21; or a trustee or other fiduciary of a single trust estate or single fiduciary account; or an organization exempt from federal income tax under Section 501(c)(3) or (13) of the Code; or a pension, profit-sharing or other employee benefit plan whether or not qualified under
Section 401 of the Code; or other organized group of persons whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge, all orders from an organized group will have to be placed through a single investment dealer or other firm and identified as originating from a qualifying purchaser.

Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem Fund shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' return. Firms also may hold Fund shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's transfer agent will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Fund through the Shareholder Service Agent for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of ZKDI, may receive compensation from the Fund through the Shareholder Service Agent for these services. This prospectus should be read in connection with such firms' material regarding their fees and services.

Orders for the purchase of shares of the Fund will be confirmed at a price based on the net asset value next determined after receipt by ZKDI of the order accompanied by payment. However, orders received by dealers or other firms prior to the determination of net asset value (see "Net Asset Value") and received by ZKDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day. The Fund reserves the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly. Collection may take significantly longer for a check drawn on a foreign bank than for a check drawn on a domestic bank. Therefore, if an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased. See "Purchase and Redemption of Shares" in the Statement of Additional Information.

The Fund reserves the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders.

Shareholders should direct their inquiries to Zurich Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105-2005 or to the firm from which they received this prospectus.

REDEMPTION OR REPURCHASE OF SHARES

GENERAL. Any shareholder may require the Fund to redeem his or her shares. When shares are held for the account of a shareholder by the Fund's transfer agent, the shareholder may redeem them by making a written request with signatures guaranteed to Kemper Mutual Funds, Attention: Redemption Department, P.O. Box 419557, Kansas City, Missouri 64141-6557. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians. As noted previously (see "Investment Objectives, Policies and Risk Factors--How the Fund Works and Special Risk Factors"), only shareholders who hold their shares in the Fund until the Maturity Date and reinvest their dividends in the Fund will necessarily receive the benefit of the Fund's Investment Protection.

The redemption price will be the net asset value next determined following receipt by the Shareholder Service Agent of a properly executed request with any required documents as described above. Payment for shares redeemed will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed request accompanied by any outstanding share certificates in proper form for transfer. When the Fund is requested to redeem shares for which it may not have yet received good payment (i.e., purchases by check, EXPRESS-Transfer or Bank Direct Deposit), it may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Fund of the purchase amount. The redemption within two years of shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge (see "Purchase of Shares").

Because of the high cost of maintaining small accounts, effective January 1998, the Fund may assess a quarterly fee of $9 on any account with a balance below $1,000 for the quarter. The fee will not apply to accounts enrolled in an automatic investment program, individual retirement accounts, or employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent.

Shareholders can request the following telephone privileges: expedited wire transfer redemptions and EXPRESS-Transfer transactions (see "Special Features") and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. The Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges unless the Fund or its agent reasonably believes, based upon reasonable verification procedures, that the telephonic instructions are genuine. The SHAREHOLDER WILL BEAR THE RISK OF LOSS, including loss resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

TELEPHONE REDEMPTIONS. If the proceeds of the redemption are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-621-1048. Shares purchased by check, through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Fund reserves the right to terminate or modify this privilege at any time.

REPURCHASES (CONFIRMED REDEMPTIONS). A request for repurchase may be communicated by a shareholder through a securities dealer or other financial services firm to ZKDI, which the Fund has authorized to act as its agent. There is no charge by ZKDI with respect to repurchases; however, dealers or other firms may charge customary commissions for their services. Dealers and other financial services firms are obligated to transmit orders promptly. The repurchase price will be the net asset value next determined after receipt of a request by ZKDI. However, requests for repurchases received by dealers or other firms prior to the determination of net asset value (see "Net Asset Value") and received by ZKDI prior to the close of ZKDI's business day will be confirmed at the net asset value effective on that day. The offer to repurchase may be suspended at any time. Requirements as to stock powers, certificates, payments and delay of payments are the same as for redemptions.

EXPEDITED WIRE TRANSFER REDEMPTIONS. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares can be redeemed and proceeds sent by federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to the determination of net asset value will result in shares being redeemed that day at the net asset value effective on that day and normally the proceeds will be sent to the designated account the following business day. Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by the Fund for up to seven days if ZKI deems it appropriate under then current market conditions. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048 or in writing, subject to the limitations on liability described under "General" above. The Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Fund currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum. To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which shares of the Fund were purchased. Shares purchased by check, through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed by wire transfer until such shares have been owned for at least 10 days. Account holders may not use this procedure to redeem shares held in certificated form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege. The Fund reserves the right to terminate or modify this privilege at any time.

REINVESTMENT PRIVILEGE. A shareholder who has redeemed shares of the Fund or Class A shares of any other Kemper Mutual Fund listed under "Special Features--Combined Purchases" (other than shares of Kemper Cash Reserves Fund purchased directly at net asset value) may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in shares of the Fund or in Class A shares of the other listed Kemper Mutual Funds. A shareholder of the Fund or any other Kemper Mutual Fund who redeems shares purchased under the Large Order NAV Purchase Privilege (see "Purchase of Shares") and incurs a contingent deferred sales charge may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in shares of the Fund or Class A shares of other Kemper Mutual Funds. The amount of any contingent deferred sales charge also will be reinvested. These reinvested shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge. Also, a holder of Class B shares of another Kemper Mutual Fund who has redeemed shares of that fund may reinvest up to the full amount redeemed, less any applicable contingent deferred sales charge that may have been imposed upon the redemption of such shares, at net asset value in the Fund or in Class A shares of the other Kemper Mutual Funds listed under "Special Features--Combined Purchases." Purchases through the reinvestment privilege are subject to the minimum investment requirements applicable to the shares being purchased and may only be made for funds available for sale in the shareholder's state of residence as listed under "Special Features--Exchange Privilege." The reinvestment privilege can be used only once as to any specific shares and reinvestment must be effected within six months of the redemption. If a loss is realized on the redemption of Fund shares, the reinvestment in the same Fund may be subject to the "wash sale" rules if made within 30 days of the redemption, resulting in the postponement of the recognition of such loss for federal income tax purposes. The reinvestment privilege may be terminated or modified at any time and is subject to the limited Offering Period of the Fund.

SPECIAL FEATURES


COMBINED PURCHASES. The Fund's shares may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares (or the equivalent) of any of the following funds: Kemper Technology Fund, Kemper Total Return Fund, Kemper Growth Fund, Kemper Small Capitalization Equity Fund, Kemper Income and Capital Preservation Fund, Kemper Municipal Bond Fund, Kemper Diversified Income Fund, Kemper High Yield Series, Kemper U.S. Government Securities Fund, Kemper International Fund, Kemper State Tax-Free Income Series, Kemper Adjustable Rate U.S. Government Fund, Kemper Blue Chip Fund, Kemper Global Income Fund, Kemper Target Equity Fund (series are subject to a limited offering period), Kemper

Intermediate Municipal Bond Fund, Kemper Cash Reserves Fund, Kemper U.S. Mortgage Fund, Kemper Short-Intermediate Government Fund, Kemper Value Fund, Inc., Kemper Value+Growth Fund, Kemper Horizon Fund, Kemper Quantitative Equity Fund, Kemper Europe Fund, Kemper Asian Growth Fund and Kemper Aggressive Growth Fund ("Kemper Mutual Funds"). Except as noted below, there is no combined purchase credit for direct purchases of shares of Zurich Money Funds, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund or Investors Cash Trust ("Money Market Funds"), which are not considered "Kemper Mutual Funds" for purposes hereof. For purposes of the Combined Purchases feature described above, as well as for the Letter of Intent and Cumulative Discount features described below, employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent may include (a) Money Market Funds as "Kemper Mutual Funds," (b) all classes of shares of any Kemper Mutual Fund and
(c) the value of any other plan investment, such as guaranteed investment contracts and employer stock, maintained on such subaccount record keeping system.


LETTER OF INTENT. The same reduced sales charges, as shown in the applicable prospectus, also apply to the aggregate amount of purchases of such Kemper Mutual Funds listed above made by any purchaser within a 24-month period under a written Letter of Intent ("Letter") provided by ZKDI. As noted under "Purchase of Shares," the Offering Period for the purchase of shares of the Fund is limited. However, shares of other Kemper Mutual Funds noted above would be available beyond that period. The Letter, which imposes no obligation to purchase or sell additional shares, provides for a price adjustment depending upon the actual amount purchased within such period. The Letter provides that the first purchase following execution of the Letter must be at least 5% of the amount of the intended purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the Letter are less than the intended amount and thereby qualify only for a higher sales charge than actually paid, the appropriate number of escrowed shares will be redeemed and the proceeds used toward satisfaction of the obligation to pay the increased sales charge. The Letter for an employer sponsored employee benefit plan maintained on the subaccount record keeping system available through the Shareholder Service Agent may have special provisions regarding payment of any increased sales charge resulting from a failure to complete the intended purchase under the Letter. A shareholder may include the value (at the maximum offering price) of all shares of such Kemper Mutual Funds held of record as of the initial purchase date under the Letter as an "accumulation credit" toward the completion of the Letter, but no price adjustment will be made on such shares.

CUMULATIVE DISCOUNT. The Fund's shares also may be purchased at the rate applicable to the discount bracket attained by adding to the cost of Fund shares being purchased the value of all shares of the above mentioned Kemper Mutual Funds (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.

AVAILABILITY OF QUANTITY DISCOUNTS. An investor or the investor's dealer or other financial services firm must notify the Shareholder Service Agent or ZKDI whenever a quantity discount or reduced sales charge is applicable to a purchase. Upon such notification, the investor will receive the lowest applicable sales charge. Quantity discounts described above may be modified or terminated at any time.

EXCHANGE PRIVILEGE. Subject to the following limitations, shares of the Kemper Mutual Funds and Money Market Funds listed under "Special Features--Combined Purchases" above may be exchanged for each other at their relative net asset values. Shares of Money Market Funds and Kemper Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Shares of a Kemper Mutual Fund with a value in excess of $1,000,000 (except Kemper Cash Reserves
Fund) acquired by exchange from another Kemper Mutual Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days (the "15 Day Hold Policy"). For purposes of determining whether the 15 Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, direction, or advice, including without limitation, accounts administered by a financial services firm offering market timing, asset allocation or similar services. A series of Kemper Target Equity Fund will be available on exchange only during the Offering Period for such series as described in the applicable prospectus. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with ZKDI. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and the portfolios of Investors Municipal Cash Fund are available for sale only in certain states.


The total value of shares being exchanged must at least equal the minimum investment requirement of the Kemper Fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, dealers or other firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis of such shares. Shareholders interested in exercising the exchange privilege may obtain prospectuses of the other funds from dealers, other firms or ZKDI. Exchanges may be accomplished by a written request to Zurich Kemper Service Company, Attention: Exchange Department, P.O. Box 419557, Kansas City, Missouri 64141-6557, or by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048 or in writing, subject to the limitations on liability under "Redemption or Repurchase of Shares--General." Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulations, 60 days' prior written notice of any termination or material change will be provided.


EXPRESS-TRANSFER. EXPRESS-Transfer permits the transfer of money via the Automated Clearing House System (minimum $100 and maximum $50,000) from a shareholder's bank, savings and loan, or credit union account to purchase shares in the Fund. Shareholders can also redeem shares (minimum $100 and maximum $50,000) from their Fund account and transfer the proceeds to their bank, savings and loan, or credit union checking account. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege of redeeming shares by EXPRESS-Transfer until such shares have been owned for at least 10 days. By enrolling in EXPRESS-Transfer, the shareholder authorizes the Shareholder Service Agent to rely upon telephone instructions from ANY PERSON to transfer the specified amounts between the shareholder's Fund account and the predesignated bank, savings and loan or credit union account, subject to the limitations on liability under "Redemption or Repurchase of Shares--General." Once enrolled in EXPRESS-Transfer, a shareholder can initiate a transaction by calling Kemper Shareholder Services toll free at 1-800-621-1048 Monday through Friday, 8:00 a.m. to 3:00 p.m. Chicago time. Shareholders may terminate this privilege by sending written notice to Zurich Kemper Service Company, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination will become effective as soon as the Shareholder Service Agent has had a reasonable time to act upon the request. EXPRESS-Transfer cannot be used with passbook savings accounts or for tax-deferred plans such as Individual Retirement Accounts ("IRAs").


SYSTEMATIC WITHDRAWAL PLAN. The owner of $5,000 or more of the Fund's shares at the offering price (net asset value plus the sales charge) may provide for the payment from the owner's account of any requested dollar amount up to $50,000 to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. The minimum periodic payment is $100. Shares are redeemed so that the payee will receive payment approximately the first of the month. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account.

The purchase of shares while participating in a systematic withdrawal plan ordinarily will be disadvantageous to the investor because the investor will be paying a sales charge on the purchase of shares at the same time that the investor is redeeming shares upon which a sales charge may already have been paid. Therefore, the Fund will not knowingly permit additional investments of less than $2,000 if the investor is at the same time making systematic withdrawals. (See "Purchase of Shares" regarding the limited Offering Period for the Fund's shares.) The right is reserved to amend the systematic withdrawal plan on 30 days' notice. The plan may be terminated at any time by the investor or the Fund. As noted previously (see "Investment Objectives, Policies and Risk Factors--How the Fund Works and Special Risk Factors"), only shareholders who hold their shares in the Fund until the Maturity Date and reinvest their dividends in the Fund will necessarily receive the benefit of the Fund's Investment Protection.

TAX-SHELTERED RETIREMENT PLANS. The Shareholder Service Agent provides retirement plan services and documents and ZKDI can establish investor accounts in any of the following types of retirement plans:

- Individual Retirement Accounts ("IRAs") with IFTC as custodian. This includes Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE") IRA accounts and Simplified Employee Pension Plan ("SEP") IRA accounts and prototype documents.

- 403(b)(7) Custodial Accounts also with IFTC as custodian. This type of plan is available to employees of most non-profit organizations.

- Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum annual contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, SIMPLE 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. The brochures for plans with IFTC as custodian describe the current fees payable to IFTC for its services as custodian. Investors should consult with their own tax advisers before establishing a retirement plan. In view of the limited Offering Period of the Fund (see "Purchase of Shares"), the Fund may not be appropriate for periodic contribution plans.

PERFORMANCE

The Fund may advertise several types of performance information, including "average annual total return" and "total return." Each of these figures is based upon historical results and is not representative of the future performance of the Fund.

Average annual total return and total return figures measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in the Fund's portfolio for the period referenced, assuming the reinvestment of all dividends. Thus, these figures reflect the change in the value of an investment in the Fund during a specified period. Average annual total return will be quoted for at least the one, five and ten year periods ending on a recent calendar quarter (or if such periods have not yet elapsed, at the end of a shorter period corresponding to the life of the Fund for performance information purposes). Average annual total return figures represent the average annual percentage change over the period in question. Total return figures represent the aggregate percentage or dollar value change over the period in question.

The Fund's performance may be compared to that of the Consumer Price Index or various unmanaged indexes including the Standard & Poor's 500 Stock Index, the Russell 1000(R) Growth Index. The Fund's performance may also be compared to the performance of other mutual funds or mutual fund indexes as reported by independent mutual fund reporting services such as Lipper Analytical Services, Inc. ("Lipper"). Lipper performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges.

Information may be quoted from publications such as MORNINGSTAR, INC., THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BARRON'S, FORTUNE, THE CHICAGO TRIBUNE, USA TODAY, INSTITUTIONAL INVESTOR and REGISTERED

REPRESENTATIVE. Also, investors may want to compare the historical returns of various investments, performance indexes of those investments or economic indicators, including but not limited to stocks, bonds, certificates of deposit, money market funds and U.S. Treasury obligations. Bank product performance may be based upon, among other things, the BANK RATE MONITOR National Index(TM) or various certificate of deposit indexes. Money market fund performance may be based upon, among other things, the IBC/Donoghue Money Fund Report(R) or Money Market Insight(R), reporting services on money market funds. Performance of U.S. Treasury obligations may be based upon, among other things, various U.S. Treasury bill indexes. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured.

The Fund may depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indexes of those investments or economic indicators. The Fund may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Fund.

The Fund's shares are sold at net asset value plus a maximum sales charge of 5.0% of the offering price. While the maximum sales charge is normally reflected in the Fund's performance figures, certain total return calculations may not include such charge and those results would be reduced if it were included. The Fund's returns and net asset value will fluctuate. Shares of the Fund are redeemable by an investor at the then current net asset value, which may be more or less than original cost. Additional information concerning the Fund's performance and concerning the historical performance of various types of investments that may be used to provide for retirement needs appears in the Statement of Additional Information. Additional information about the Fund's performance also appears in its Annual Report to Shareholders, which is available without charge from the Fund.

CAPITAL STRUCTURE

The Trust is an open-end, management investment company, organized as a business trust under the laws of Massachusetts on August 3, 1988. Effective May 1, 1994, the Trust changed its name from Kemper Retirement Fund to Kemper Target Equity Fund. The Trust may issue an unlimited number of shares of beneficial interest in one or more series, all having no par value. The Trust has established eight series of shares: Kemper Retirement Fund Series I, Series II, Series III, Series IV, Series V, Series VI and Kemper Worldwide 2004 Fund, which are no longer offered, and Kemper Retirement Fund Series VII, which is the Fund. The Board of Trustees may authorize the issuance of additional series if deemed desirable, each with its own investment objective, policies and restrictions. Since the Trust may offer multiple series, it is known as a "series company." Shares of a series have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such series. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Trust is not required to hold annual shareholders' meetings and does not intend to do so. However, it will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment management agreement. Subject to the Agreement and Declaration of Trust of the Trust, shareholders may remove trustees. Shareholders will vote by series and not in the aggregate except when voting in the aggregate is required under the Investment Company Act of 1940, such as for the election of trustees. Any series of the Trust, including the Fund, may be divided by the Board of Trustees into classes of shares, subject to compliance with the Securities and Exchange Commission regulations permitting the creation of separate classes of shares. The Trust's shares currently are not divided into classes. Shares of a series would be subject to any preferences, rights or privileges of any classes of shares of the series. Generally each class of shares issued by a particular series of the Trust would differ as to the allocation of certain expenses of the series such as distribution and administrative expenses permitting, among other things, different levels of service or methods of distribution among various classes.

                                                                November 1, 1997

                                                             Prospectus


                                                      KEMPER TARGET EQUITY FUND


                                               Kemper Retirement Fund Series VII



Investment Manager
Zurich Kemper Investments, Inc.

Principal Underwriter
Zurich Kemper Distributors, Inc.
222 South Riverside Plaza Chicago, IL 60606-5808 www.kemper.com E-mail infor@kemper.com
Tel (800) 621-1048


[RECYCLE LOGO] Printed on recycled paper.
(ZKDI) 710168 (11/97)

[KEMPER FUNDS LOGO]                                [KEMPER FUND LOGO]
Long-term investing in a short-term world(SM)      Long-term investing in a short-term world


TABLE OF CONTENTS
---------------------------------------------------------

Summary                                        1
------------------------------------------------
Summary of Expenses                            3
------------------------------------------------
Financial Highlights                           4
------------------------------------------------
Investment Objectives, Policies and Risk
  Factors                                      4
------------------------------------------------
Investment Manager and Underwriter            15
------------------------------------------------
Dividends and Taxes                           17
------------------------------------------------
Net Asset Value                               18
------------------------------------------------
Purchase of Shares                            19
------------------------------------------------
Redemption or Repurchase of Shares            23
------------------------------------------------
Special Features                              25
------------------------------------------------
Performance                                   27
------------------------------------------------
Capital Structure                             28
------------------------------------------------

This prospectus contains information about the Fund that you should know before investing and should be retained for future reference. A Statement of Additional Information dated October 25, 1995, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available upon request without charge from the Fund at the address or telephone number on this cover or the firm from which this prospectus was received.

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENT IN FUND SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




KEMPER
WORLDWIDE
2004 FUND

PROSPECTUS OCTOBER 25, 1995

KEMPER WORLDWIDE 2004 FUND
120 South LaSalle Street, Chicago, Illinois 60603 1-800-621-1048. The objectives of Kemper Worldwide 2004 Fund (the "Fund") are to provide a guaranteed return of investment on the Maturity Date (November 15, 2004) to investors who reinvest all dividends and hold their shares to the Maturity Date, and to provide a total return, a combination of capital growth and income. The Fund pursues its objectives by investing a portion of its assets in "zero coupon" U.S. Treasury obligations and the balance of its assets primarily in an internationally diversified portfolio of foreign securities. The Fund is intended for long-term investors and is not appropriate for investors seeking current income. The assurance that investors who reinvest dividends and hold their shares until the Maturity Date will receive on the Maturity Date at least their original investment is provided by the par value of the zero coupon U.S. Treasury obligations in the Fund's portfolio on that date as well as by a guarantee from Kemper Financial Services, Inc., the Fund's investment manager. There is no assurance that the Fund's objective of total return will be achieved. The Fund's shares are not guaranteed by the U.S. Government. The Fund is a series of Kemper Target Equity Fund.

KEMPER WORLDWIDE 2004 FUND
120 SOUTH LASALLE STREET, CHICAGO, ILLINOIS 60603, TELEPHONE 1-800-621-1048

SUMMARY

INVESTMENT OBJECTIVES; PERMITTED INVESTMENTS. Kemper Worldwide 2004 Fund (the "Fund") is a diversified series of Kemper Target Equity Fund (the "Trust"), which is an open-end, management investment company that may issue shares in one or more series. The Fund's investment objectives are to provide a guaranteed return of investment on the Maturity Date (November 15, 2004) to investors who reinvest all dividends and hold their shares to the Maturity Date, and to provide a total return, a combination of capital growth and income. The Fund pursues its objectives by investing a portion of its assets in "zero coupon" U.S. Treasury Obligations ("Zero Coupon Treasuries") and the balance of its assets primarily in an internationally diversified portfolio of foreign securities ("Foreign Securities"). The Fund's investments in Foreign Securities will primarily be common stocks of established non-U.S. companies. The assurance that investors who reinvest all dividends and hold their shares until the Maturity Date will receive on the Maturity Date at least their original investment is provided by the par value of the Zero Coupon Treasuries as well as by a guarantee from Kemper Financial Services, Inc., the Fund's investment manager. The Fund's returns will fluctuate and there is no assurance that the Fund will achieve its objective of total return. The Zero Coupon Treasuries are normally purchased at a substantial discount and represent the right to receive par value at a fixed date from the U.S. Government. The amount invested in Foreign Securities provides total return potential. The Fund may engage in options, financial futures and foreign currency transactions and may lend its securities. See "Investment Objectives, Policies and Risk Factors."

SPECIAL RISK FACTORS. The Fund is intended for long-term investors and is not appropriate for investors seeking current income. The Fund is designed so that shareholders who reinvest all dividends and hold their shares until the Maturity Date will receive on the Maturity Date an amount at least equal to their investment, including any sales charge ("Investment Protection"), even if the value of the investments of the Fund other than the Zero Coupon Treasuries were to decrease to zero, which the investment manager considers highly unlikely. The Fund does not seek to provide a specific return on investors' capital or to protect principal on an after-tax or present value basis. An investor who reinvested all dividends and who, upon redemption at the Maturity Date, received only the principal amount invested, would have received a zero rate of return on such investment. Investors who do not reinvest all dividends or who redeem all or part of their shares in the Fund prior to the Maturity Date will not benefit from the Fund's Investment Protection, and upon redemption may receive more or less than their original investment; provided, however, in the event of a partial redemption, the Fund's Investment Protection will continue as to that part of the original investment that remains invested (with all dividends thereon reinvested) until the Maturity Date. The government guarantee of the Zero Coupon Treasuries in the Fund's portfolio does not guarantee the market value of the Zero Coupon Treasuries or the shares of the Fund, whose net asset value will fluctuate. Zero Coupon Treasuries normally are subject to substantially greater price fluctuations during periods of changing interest rates than are securities of comparable quality that make regular interest payments. Investors subject to tax should be aware that any portion of the amount returned to them upon redemption of shares that constitutes accretion of interest on the Zero Coupon Treasuries will have been taxable as ordinary income over the period that the shares were held. Foreign Securities investments involve risk and opportunity considerations not typically associated with investing in United States companies. The U.S. Dollar value of a Foreign Security tends to decrease when the value of the U.S. Dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. Dollar falls against such currency. Thus, the U.S. Dollar value of Foreign Securities in the Fund's portfolio, and the Fund's net asset value, may change in response to changes in currency exchange rates even though the value of the Foreign Securities in local currency terms may not have changed. While the Fund's investments in Foreign Securities will principally be in developed countries, the Fund may invest a portion of its assets in developing or "emerging" markets, which involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems that may be less stable. There are special risks associated with options, financial futures and foreign currency transactions and there is no assurance that the use of these investment techniques will be successful. See "Investment Objectives, Policies and Risk Factors" and "Dividends and Taxes."

INVESTMENT MANAGER AND UNDERWRITER. Kemper Financial Services, Inc. ("KFS") is the Fund's investment manager. KFS is paid an investment management fee at the annual rate of .60 of 1% of average daily net assets of the Fund. Kemper Distributors, Inc. ("KDI"), a wholly owned subsidiary of KFS, is the Fund's principal underwriter and administrator. Administrative services are provided to shareholders under an administrative services agreement with KDI. The Fund pays an administrative services fee at the annual rate of up to .25 of 1% of average daily net assets of the Fund, which KDI pays to financial services firms. See "Investment Manager and Underwriter."

PURCHASES AND REDEMPTIONS. Investors may purchase the Fund's shares only during a limited offering period (the "Offering Period"). Purchases may be made at net asset value plus a maximum sales charge of 5.0% of the offering price. Reduced sales charges apply to purchases of $100,000 or more. The minimum initial investment is $1,000 and the minimum subsequent investment is $100. The minimum initial investment for an employee benefit plan or Individual Retirement Account is $250 and the minimum subsequent investment is $50. It is anticipated that the Offering Period will continue until December 31, 1995 but the period may be shortened or extended at the option of the Fund. Shareholders will still be permitted to reinvest dividends in shares of the Fund after the end of the Offering Period. Shares may be redeemed without charge or penalty at net asset value, which may be more or less than original cost. The redemption within one year of shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a 1% contingent deferred sales charge. See "Purchase of Shares" and "Redemption or Repurchase of Shares."

INVESTORS IN THE FUND. The Fund is designed for long-term investors who seek protection of their original investment as well as the opportunity for total return. Through a single investment in shares of the Fund, investors receive the benefits of diversification, professional management and liquidity, and relief from administrative details such as accounting for distributions and the safekeeping of securities. However, since Foreign Securities present special risks, investment in the Fund should not be considered a complete investment program.

DIVIDENDS. The Fund normally distributes annual dividends of net investment income and any net realized short-term and long-term capital gains. Investors may have income and capital gain dividends automatically reinvested in the Fund without a sales charge and must do so in order to receive the benefit of the Fund's Investment Protection. See "Dividends and Taxes."

GENERAL INFORMATION AND CAPITAL. The Trust is organized as a business trust under the laws of Massachusetts and may issue an unlimited number of shares of beneficial interest in one or more series, one of such series being the Fund. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Trust is not required to hold annual shareholder meetings; but it will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment management agreement. See "Capital Structure."

SUMMARY OF EXPENSES

SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Charge on Purchases (as a percentage of offering price)...................   5.0%
Maximum Sales Charge on Reinvested Dividends............................................  None
Deferred Sales Charge...................................................................  None (2)
Redemption Fees.........................................................................  None
Exchange Fee............................................................................  None
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
Management Fees.........................................................................   .60%
12b-1 Fees..............................................................................  None
Other Expenses..........................................................................   .69%
                                                                                          ----
Total Operating Expenses................................................................  1.29%
                                                                                          ====

---------------
(1) Investment dealers and other firms may independently charge additional fees for shareholder transactions or for advisory services; please see their materials for details. Reduced sales charges apply to purchases of $100,000 or more. See "Purchase of Shares."

(2) The redemption within one year of shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a 1% contingent deferred sales charge. See "Purchase of Shares."

EXAMPLE

You would pay the following expenses on a $1,000 investment,                                   10
assuming                                                          1 YEAR   3 YEARS  5 YEARS   YEARS
(1) 5% annual return and (2) redemption at the end of each time
  period:                                                           $62      $89     $117     $198

The purpose of the preceding table is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The Example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of the Fund. THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

The table below shows financial information expressed in terms of one share outstanding throughout the period. The information in the table is covered by the report of the Fund's independent auditors. The report is contained in the Trust's Registration Statement and is available from the Fund. The financial statements contained in the Fund's 1995 Annual Report to Shareholders are incorporated herein by reference and may be obtained by writing or calling the Fund.

                                                                                               MAY 3,
                                                                            YEAR ENDED         1994 TO
                                                                           JUNE 30, 1995    JUNE 30, 1994
                                                                           -------------    -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                          $  9.02            9.00
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                           .27             .02
---------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                                                .79              --
---------------------------------------------------------------------------------------------------------
Total from investment operations                                                 1.06             .02
---------------------------------------------------------------------------------------------------------
Less distribution from net investment income                                      .12              --
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $  9.96            9.02
---------------------------------------------------------------------------------------------------------
TOTAL RETURN (%):                                                               11.91             .22
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
Expenses                                                                         1.29            1.32
---------------------------------------------------------------------------------------------------------
Net investment income                                                            3.77            2.59
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                                    $30,699           5,900
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                        75              --
================================================================================================

NOTES:

Ratios have been determined on an annualized basis. Total, return is not annualized and does not reflect the effect of any sales charges.

The Fund was organized as the sixth series of the Trust, which is a business trust under the laws of Massachusetts. No significant transactions were effected prior to May 3, 1994.

INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS

OBJECTIVES. The objectives of the Fund are to provide a guaranteed return of investment on the Maturity Date (November 15, 2004) to investors who reinvest all dividends and hold their shares to the Maturity Date and to provide a total return, a combination of capital growth and income. As a fundamental policy, the Fund pursues its objectives by investing a portion of its assets in "zero coupon" U.S. Treasury obligations ("Zero Coupon Treasuries") and the balance of its assets primarily in an internationally diversified portfolio of foreign securities. ("Foreign Securities"). Under normal market conditions, as a non-fundamental policy, at least 65% of the Fund's total assets will be invested in the securities of issuers located in at least three countries, one of which may be the United States.

The Fund is intended for long-term investors who seek protection of their original investment as well as the opportunity for total return. The Fund is designed so that shareholders who reinvest all dividends and hold their investment until the Maturity Date will receive on the Maturity Date an amount at least equal to their original investment, including any sales charge ("Investment Protection"). This will occur even if the value of the investments of the Fund other than the Zero Coupon Treasuries were to decrease to zero, which the investment manager considers highly unlikely. The assurance that investors who reinvest all dividends and hold their shares until the Maturity Date will receive on the Maturity Date at least their original investment is provided by the par value of the Zero Coupon Treasuries in the Fund's portfolio as well as by a guarantee from Kemper Financial Services, Inc. ("KFS"), the Fund's investment manager. See "How the Fund Works" below. Investors who do not reinvest all dividends or who redeem part or all of their investment in the Fund other than on the Maturity Date will not receive the benefit of the Fund's Investment Protection, and upon the redemption may receive more or less than the amount of their original investment; provided, however, in the event of a partial redemption, the Fund's Investment Protection will continue as to that part of the original investment that remains invested (with all dividends thereon reinvested) until the Maturity Date. The Fund may not be appropriate for investors who expect to redeem their investment in the Fund prior to the Maturity Date or who will require cash distributions from the Fund. Since the benefit of Investment Protection is an inherent characteristic of the Fund's shares, it continues in the event of a transfer of the shares by gift, under a will or otherwise, provided dividends on the shares continue to be reinvested and the shares continue to be held until the Maturity Date.

The opportunity for total return for an investor arises to the extent that the value of the Fund's assets, including Foreign Securities, is greater than the par value of the Zero Coupon Treasuries on the Maturity Date. Thus, the Fund in effect will have two major portfolio segments: one consisting of Zero Coupon Treasuries to pursue Investment Protection and the other consisting of Foreign Securities to pursue total return. The Fund's returns and net asset value will fluctuate. There is no assurance that the Fund will achieve its objective of total return. Since Foreign Securities present special risks, investment in the Fund should not be considered a complete investment program.

HOW THE FUND WORKS. As noted above, the Fund will invest in Zero Coupon Treasuries and Foreign Securities in pursuing its objectives. Zero Coupon Treasuries evidence the right to receive a fixed payment at a specific future date from the U.S. Government. The Fund will offer its shares during a limited offering period (the "Offering Period") at net asset value plus the applicable sales charge. See "Purchase of Shares." The Zero Coupon Treasuries that the Fund acquires with the proceeds of the sale of its shares during the Offering Period will be selected so as to mature at a specific par value on or about the Maturity Date. The Fund's investment manager will continuously adjust the proportion of the Fund's assets that are invested in Zero Coupon Treasuries so that the value of the Zero Coupon Treasuries on the Maturity Date (i.e., the aggregate par value of the Zero Coupon Treasuries in the portfolio) will be at least sufficient to enable investors who reinvest all dividends and hold their investment in the Fund until the Maturity Date to receive on the Maturity Date the full amount of such investment, including any sales charge. Thus, the minimum par value of Zero Coupon Treasuries per Fund share necessary to provide for the Fund's Investment Protection will be continuously determined and maintained.

In order to provide further assurance that the Fund's Investment Protection will be maintained, KFS has entered into a Guaranty Agreement. Under the Guaranty Agreement, KFS has agreed to make sufficient payments on the Maturity Date to enable shareholders who have reinvested all dividends and held their investment in the Fund until the Maturity Date to receive on the Maturity Date an aggregate amount of redemption proceeds and payments under the Guaranty Agreement equal to the amount of their original investment, including any sales charge.

The portion of the Fund's assets that will be allocated to the purchase of Zero Coupon Treasuries will fluctuate during the Offering Period. This is because the value of the Zero Coupon Treasuries and Foreign Securities, and therefore the offering price of the Fund's shares, will fluctuate with changes in interest rates and other market value fluctuations. If the offering price of the Fund's shares increases during the Offering Period, the minimum par value of Zero Coupon Treasuries per Fund share necessary to provide for the Fund's Investment Protection will increase and this amount will be fixed by the highest offering price during the Offering Period. The Fund may hold Zero Coupon Treasuries in an amount in excess of the amount necessary to provide for the Fund's Investment Protection in the discretion of the Fund's investment manager. During the first year of operations, under normal market conditions, the proportion of the Fund's portfolio invested in Zero Coupon Treasuries may be expected to range from 50% to 65%; but a greater or lesser percentage is possible.

As the percentage of Zero Coupon Treasuries in the Fund's portfolio increases, the percentage of Foreign Securities in the portfolio will necessarily decrease. This will result in less potential for total return from Foreign Securities. In order to help ensure at least a minimum level of exposure to the foreign markets for shareholders, the Fund will cease offering its shares if their continued offering would cause more than 70% of its assets to be allocated to Zero Coupon Treasuries. After the Offering Period is over, no additional assets will be allocated to the purchase of Zero Coupon Treasuries. However, since the values of the Zero Coupon Treasuries and Foreign Securities are often affected in different ways by changes in interest rates and other market conditions and will often fluctuate independently, the percentage of the Fund's net asset value represented by Zero Coupon Treasuries will continue to fluctuate after the end of the Offering Period. Zero Coupon Treasuries may be liquidated before the Maturity Date to meet redemptions and pay cash dividends, provided that the minimum amount necessary to provide for the Fund's Investment Protection is maintained.

Shareholders who elect to receive dividends in cash are in effect withdrawing a portion of the accreted income on the Zero Coupon Treasuries that are held to protect their original principal investment at the Maturity Date. These shareholders will receive the same net asset value per share for any Fund shares redeemed at the Maturity Date as shareholders who reinvest dividends, but they will have fewer shares to redeem than shareholders similarly situated who had reinvested all dividends. Shareholders who redeem some or all of their shares before the Maturity Date lose the benefit of Investment Protection with respect to those shares redeemed. Thus, investors are encouraged to reinvest dividends and to evaluate their need to receive some or all of their investment prior to the Maturity Date before making an investment in the Fund.

ZERO COUPON TREASURIES. The Zero Coupon Treasuries held by the Fund will consist of U.S. Treasury notes or bonds that have been stripped of their unmatured interest coupons or will consist of unmatured interest coupons from U.S. Treasury notes or bonds. The Zero Coupon Treasuries evidence the right to receive a fixed payment at a future date (i.e., the Maturity Date) from the U.S. Government, and are backed by the full faith and credit of the U.S. Government. The guarantee of the U.S. Government does not apply to the market value of the Zero Coupon Treasuries owned by the Fund or to the shares of the Fund. The market value of Zero Coupon Treasuries generally will fluctuate inversely with changes in interest rates. As interest rates rise, the value of the Zero Coupon Treasuries will tend to decline and as interest rates fall the value of the Zero Coupon Treasuries will tend to increase. Zero Coupon Treasuries are purchased at a deep discount because the buyer obtains only the right to a fixed payment at a fixed date in the future and does not receive any periodic interest payments. The effect of owning deep discount bonds that do not make current interest payments (such as the Zero Coupon Treasuries) is that a fixed yield is earned not only on the original investment but also, in effect, on all earnings during the life of the discount obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest the income on such obligations at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, the Zero Coupon Treasuries normally are subject to substantially greater price fluctuations during periods of changing interest rates than are securities of comparable quality that make regular interest payments. As the maturity of the Zero Coupon Treasuries becomes shorter (i.e., as the period to the Maturity Date is shorter), the degree of price fluctuation will become less. Additional information concerning Zero Coupon Treasuries appears in the Statement of Additional Information of the Fund under "Investment Policies and Techniques."

FOREIGN SECURITIES. With respect to Fund assets not invested in Zero Coupon Treasuries, the Fund will seek a total return, a combination of capital growth and income. In seeking to achieve a total return, it will be the Fund's policy to invest assets not otherwise invested in Zero Coupon Treasuries primarily in an internationally diversified portfolio of foreign securities ("Foreign Securities"). Investments in Foreign Securities will be made primarily for capital growth and secondarily for income for the purpose of achieving a high overall return. While there is no specific limitation on the percentage or amount of the Fund's Foreign Securities that may be invested for growth or income, the investment emphasis for Foreign Securities normally will be primarily on growth of capital and only secondarily on income. While the Fund's Foreign Securities will principally be equity securities of non-U.S. issuers, the Fund may also invest in convertible and debt securities. Under normal circumstances, more than 80% of the Fund's assets not invested in Zero Coupon Treasuries will be invested in securities of non-U.S. issuers. In determining to what extent the Fund's Foreign Securities will be invested for capital growth or income, the Fund's investment manager analyzes the international equity and fixed income markets and seeks to assess the degree of risk and level of return that can be expected from each market.

In pursuing its objective of total return, the Fund invests primarily in common stocks of established non-U.S. companies believed to have potential primarily for capital growth and secondarily for income. However, there is no requirement that the Fund's Foreign Securities be exclusively common stocks or other equity securities. The Fund may invest in any other type of security including, but not limited to, convertible securities (including warrants), preferred stocks, bonds, notes and other debt securities of companies (including Euro-currency instruments and securities) or obligations of governments and their political subdivisions. When the investment manager believes that the total return potential in debt securities equals or exceeds the potential return on equity securities, the Fund may increase its Foreign Securities holdings in such debt securities. However, with respect to Fund assets not invested in Zero Coupon Treasuries, under normal circumstances, it is currently intended that no more than 5% of the Fund's net assets will be invested (and, therefore, at risk) in fixed income obligations. Additional information concerning foreign fixed income securities appears under "Investment Policies and Techniques--Foreign Debt Securities" in the Statement of Additional Information.

The Fund makes investments in various countries. Under normal circumstances, business activities in not less than three different foreign countries will be represented in the Fund's portfolio of Foreign Securities. The Fund may, from time to time, have more than 25% of its Foreign Securities investments invested in any major industrial or developed country which in the view of the investment manager poses no unique investment risk. The Fund may purchase securities of companies, wherever organized, that have their principal activities and interests outside the United States. Investments in Foreign Securities may include securities issued by enterprises that have undergone or are currently undergoing privatization. However, it is currently intended that no more than 5% of the Fund's net assets will be invested (and, therefore, at risk) in securities of enterprises recently privatized (within one year of initial public offering). Additional information concerning privatized enterprises appears under "Investment Policies and Techniques--Privatized Enterprises" in the Statement of Additional Information.

In determining the appropriate distribution of investments in Foreign Securities among various countries and geographic regions, the Fund's investment manager ordinarily considers such factors as prospects for relative economic growth among foreign countries; expected levels of inflation; relative price levels of the various capital markets; government policies influencing business conditions; the outlook for currency relationships and the range of individual investment opportunities available to the international investor. Currently, more than 60% of the world market capitalization of equity securities are represented by securities in currencies other than the U.S. Dollar.

Generally, the Fund will not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time held.

The Fund may also purchase and write options on securities and foreign currencies and index options, may purchase and sell financial futures contracts and options on financial futures contracts and may engage in foreign currency transactions as a hedge and not for speculation and may at times lend its portfolio securities. See "Additional Investment Information" below. When the investment manager deems it appropriate to invest for temporary defensive purposes, such as during periods of adverse market conditions, a significant portion of the Fund's assets not invested in Zero Coupon Treasuries may be held temporarily in cash (including foreign currency) or foreign or domestic cash equivalent short-term obligations, either rated as high quality or considered to be of comparable quality in the opinion of the Fund's investment manager, including, but not limited to, certificates of deposit, time deposits, bankers' acceptances, commercial paper, short-term notes, obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and repurchase agreements secured thereby. In particular, for defensive purposes a larger portion of the Fund's assets not invested in Zero Coupon Treasuries may be invested in U.S. Dollar-denominated obligations to reduce the risks inherent in non-U.S. Dollar-denominated assets.

SPECIAL RISK FACTORS. The value of the Zero Coupon Treasuries and the Foreign Securities in the Fund's portfolio will fluctuate prior to the Maturity Date and the value of the Zero Coupon Treasuries will equal their par value on the Maturity Date. As noted previously (see "Zero Coupon Treasuries"), the value of the Zero Coupon Treasuries may be expected to experience more volatility than U.S. Government securities that have similar yields and maturities but that make current distributions of interest. Thus, the net asset value of the Fund's shares will fluctuate with changes in interest rates and other market conditions prior to the Maturity Date. As an open-end investment company, the Fund will redeem its shares at the request of a shareholder at the net asset value per share next determined after a request is received in proper form. Thus, shareholders who redeem their shares prior to the Maturity Date may receive more or less than their acquisition cost, including any sales charge, whether or not they reinvest their dividends. Such shares, therefore, would not receive the benefit of the Fund's Investment Protection. Any shares not redeemed prior to the Maturity Date by a shareholder would continue to receive the benefit of the Fund's Investment Protection provided that all dividends with respect to such shares are reinvested. Accordingly, the Fund may not be appropriate for investors who expect to redeem their investment in the Fund prior to the Maturity Date.

Each year the Fund will be required to accrue an increasing amount of income on its Zero Coupon Treasuries utilizing the effective interest method. However, to maintain its tax status as a pass-through entity under Subchapter M of the Internal Revenue Code and also to avoid imposition of excise taxes, the Fund will be required to distribute dividends equal to substantially all of its net investment income, including the accrued income on its Zero Coupon Treasuries for which it receives no payments in cash prior to their maturity. Dividends of the Fund's investment income and short-term capital gains will be taxable to shareholders as ordinary income for federal income tax purposes, whether received in cash or reinvested in additional shares. See "Dividends and Taxes." However, shareholders who elect to receive dividends in cash, instead of reinvesting these amounts in additional shares of the Fund, may realize an amount upon redemption of their investment on the Maturity Date that is less or greater than their acquisition cost and, therefore, will not receive the benefit of the Fund's Investment Protection. Accordingly, the Fund may not be appropriate for investors who will require cash distributions from the Fund in order to meet current tax obligations resulting from their investment or for other needs.

As noted previously, the Fund will maintain a minimum par value of Zero Coupon Treasuries per share in order to provide for the Fund's Investment Protection. In order to generate sufficient cash to meet dividend requirements and other operational needs and to redeem Fund shares on request, the Fund may be required to limit reinvestment of capital on the disposition of Foreign Securities and may be required to liquidate Foreign Securities at a time when it is otherwise disadvantageous to do so, which may result in the realization of losses on the disposition of such securities, and may also be required to borrow money to satisfy dividend and redemption requirements. The liquidation of Foreign Securities and the expenses of borrowing money in such circumstances could impair the ability of the Fund to meet its objective of total return.

The Fund provides Investment Protection to investors who reinvest all dividends and do not redeem their shares before the Maturity Date. In addition, as noted above, dividends from the Fund will be taxable to shareholders whether received in cash or reinvested in additional shares. Thus, the Fund does not provide a specific return on investors' capital or protect principal on an after-tax or present value basis. An investor who reinvested all dividends and who, upon redemption at the Maturity Date, received only the original amount invested including any sales charge, would have received a zero rate of return on such investment. This could only happen if the value of the Fund's investments other than Zero Coupon Treasuries were to decrease to zero, an event that the investment manager considers highly unlikely. The present value of $1,000 on the Maturity Date discounted for inflation assumed to be at an annual rate of 4% is approximately $701 on the date of this prospectus.

Investors subject to tax should be aware that any portion of the amount returned to them upon redemption of shares that constitutes accretion of interest on the Zero Coupon Treasuries will have been taxable each year as ordinary income over the period during which shares were held. See "Dividends and Taxes."

Foreign Securities involve currency risks. The U.S. Dollar value of a Foreign Security tends to decrease when the value of the U.S. Dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. Dollar falls against such currency. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing the security. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement or payment, and restrictions on capital flows may be imposed. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of Foreign Securities.

Foreign Securities may be subject to foreign government taxes that reduce their attractiveness. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possible imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities and the markets for Foreign Securities may be less liquid. In addition, there may be less publicly available information about foreign issuers than about domestic issuers. Many foreign issuers are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. There is generally less regulation of stock exchanges, brokers, banks and listed companies abroad than in the United States. Settlement of Foreign Securities trades may take longer and present more risk than for domestic securities. With respect to certain foreign countries, there is a possibility of expropriation or diplomatic developments that could affect investment in these countries.

While the Fund's investments in Foreign Securities will principally be in developed countries, the Fund may invest a portion of its assets in developing or "emerging" markets, which involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems that may be less stable. A developing or emerging market country can be considered to be a country that is in the initial stages of its industrialization cycle. Currently, emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. Currently, investing in many emerging markets may not be desirable or feasible because of the lack of adequate custody arrangements for the Fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or other reasons. As opportunities to invest in securities in emerging markets develop, the Fund may expand and further broaden the group of emerging markets in which it invests. In the past, markets of developing countries have been more volatile than the markets of developed countries; however, such markets often have provided higher rates of return to investors. The investment manager believes that these characteristics can be expected to continue in the future.

Many of the risks described above relating to Foreign Securities generally will be greater for emerging markets than for developed countries. For instance, economies in individual developing markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging markets have experienced substantial rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain developing markets. Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries with which they trade.

Also, the securities markets of developing countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure, regulatory and accounting standards in many respects are less stringent than in the United States and other developed markets. There also may be a lower level of monitoring and regulation of developing markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States; this is particularly true with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such settlement problems may cause emerging market securities to be illiquid. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Certain emerging markets may lack clearing facilities equivalent to those in developed countries. Accordingly, settlements can pose additional risks in such markets and ultimately can expose the Fund to the risk of losses resulting from the Fund's inability to recover from a counterparty.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading securities may cease or may be substantially curtailed and prices for the Fund's portfolio securities in such markets may not be readily available. The Fund's portfolio securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Board of Trustees.

Investment in certain emerging market securities is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market securities and increase the costs and expenses of the Fund. Emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments, the market could impose temporary restrictions on foreign capital remittances.

For many Foreign Securities, there are U.S. Dollar-denominated American Depository Receipts ("ADRs"), which are bought and sold in the United States and are generally issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in the domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, the Fund will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for most ADRs. The Fund may also invest in European Depository Receipts ("EDRs"), which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets. EDRs are not necessarily denominated in the currency of the underlying security.

The Fund may purchase and write options on securities and index options, may purchase and sell financial futures contracts and options on financial futures contracts and may engage in foreign currency transactions. See "Additional Investment Information" below for a discussion of these investment techniques and the related risks.

MATURITY DATE. The Board of Trustees of the Trust may in its sole discretion elect, without shareholder approval, to continue the operation of the Fund after the Maturity Date with a new maturity date ("New Maturity Date"). Such a decision may be made to provide shareholders with the opportunity of continuing their investment in the Fund for a new term without recognizing any taxable capital gains as a result of a redemption. In that event, shareholders of the Fund may either continue as such or redeem their shares in the Fund. Shareholders who reinvest all dividends and hold their shares to the Maturity Date will be entitled to the benefit of the Fund's Investment Protection on the Maturity Date whether they continue as shareholders or redeem their shares. If this alternative were to be elected, the Fund would at the Maturity Date collect the proceeds of the Zero Coupon

Treasuries that mature on such date and, after allowing for any redemption requests by shareholders, reinvest such proceeds in Zero Coupon Treasuries and Foreign Securities as necessary to provide for the Fund's Investment Protection benefit on the New Maturity Date. For such purposes, the principal investment of shareholders then in the Fund would be deemed to be the net asset value of their investment in the Fund at the current Maturity Date. Thus, in effect, the total value of such shareholders' investment in the Fund on the current Maturity Date will be treated as an investment for the new term and will benefit from the Fund's Investment Protection for the new term if they reinvest dividends and maintain their investment in the Fund until the New Maturity Date. If the Board of Trustees elects to continue the Fund, shareholders will be given 60 days' prior notice of such election and the New Maturity Date. In that event, it is anticipated that the offering of the Fund's shares would commence again after the Maturity Date with a new prospectus for such period as the Board of Trustees shall determine.

On the Maturity Date, the Fund may also be terminated at the election of the Board of Trustees of the Trust in its sole discretion and without approval by shareholders, upon 60 days' prior notice to shareholders. In such event, the proceeds of the Zero Coupon Treasuries maturing on such date shall be collected and the Foreign Securities and other assets then owned by the Fund shall be sold or otherwise reduced to cash, the liabilities of the Fund will be discharged or otherwise provided for, the Fund's outstanding shares will be mandatorily redeemed at the net asset value per share determined on the Maturity Date and, within seven days thereafter, the Fund's net assets will be distributed to shareholders and the Fund shall be thereafter terminated. Termination of the Fund may require the disposition of the Foreign Securities at a time when it is otherwise disadvantageous to do so and may involve selling securities at a substantial loss. The estimated expenses of liquidation and termination of the Fund, however, are not expected to affect materially the ability of the Fund to provide for its Investment Protection benefit. In the event of termination of the Fund as noted above, the redemption of shares effected in connection with such termination would for current federal income tax purposes constitute a sale upon which a gain or loss may be realized depending upon whether the value of the shares being redeemed is more or less than the shareholder's adjusted cost basis of such shares.

Subject to shareholder approval, other alternatives may be pursued by the Fund after the Maturity Date. For instance, the Board of Trustees may consider the possibility of a tax-free reorganization between the Fund and another registered open-end management investment company or any other series of the Trust. The Board of Trustees has not considered any possibilities regarding the operation of the Fund after the Maturity Date.

ADDITIONAL INVESTMENT INFORMATION. The annual turnover rate of the Fund's portfolio may vary from year to year, and may also be affected by cash requirements for redemptions and repurchases of Fund shares, and by the necessity of maintaining the Fund as a regulated investment company under the Internal Revenue Code in order to receive certain favorable tax treatment. The Fund's portfolio turnover rate is listed under "Financial Highlights."

The Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities or other assets. If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Fund will not borrow for leverage purposes. The Fund may pledge up to 15% of its total assets to secure any such borrowings. The Fund will not purchase illiquid securities, including repurchase agreements maturing in more than seven days, if, as a result thereof, more than 15% of the Fund's net assets valued at the time of the transaction would be invested in such securities. See "Investment Policies and Techniques--Over-the-Counter Options" in the Statement of Additional Information for a description of the extent to which over-the-counter traded options are in effect considered as illiquid for purposes of the Fund's limit on illiquid securities.

The Trust has adopted for the Fund certain fundamental investment restrictions which are presented in the Statement of Additional Information and which, together with its investment objectives and any policies of the

Fund specifically designated in this prospectus as fundamental, cannot be changed without approval by holders of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy; or (b) more than 50% of the outstanding shares of the Fund. Policies of the Fund that are neither designated as fundamental nor incorporated into any of the fundamental investment restrictions referred to above may be changed by the Board of Trustees of the Fund without shareholder approval. Notwithstanding the foregoing, the Board of Trustees may, in its discretion and without shareholder approval, determine that the Fund should be terminated on the Maturity Date or continued thereafter with a New Maturity Date as more fully described under "Maturity Date" above.

OPTIONS AND FINANCIAL FUTURES TRANSACTIONS. The Fund may deal in options on securities, securities indexes and foreign currencies, which options may be listed for trading on a national securities exchange or traded over-the-counter. The Fund may write (sell) covered call options and secured put options on up to 25% of its net assets and may purchase put and call options provided that no more than 5% of its net assets may be invested in premiums on such options.

A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security or other asset at the exercise price during the option period. The writer of a covered call owns securities or other assets that are acceptable for escrow and the writer of a secured put invests an amount not less than the exercise price in eligible securities or other assets to the extent that it is obligated as a writer. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying security or other asset over the exercise price plus the premium received. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying security or other asset at a disadvantageous price.

Over-the-counter traded options ("OTC options") differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience material losses. However, in writing options the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities and other assets, and a wider range of expiration dates and exercise prices, than are exchange traded options.

The Fund may engage in financial futures transactions. Financial futures contracts are commodity contracts that obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a security, or an amount of foreign currency or the cash value of a securities index during a specified future period at a specified price. The Fund will "cover" futures contracts sold by the Fund and maintain in a segregated account certain liquid assets in connection with futures contracts purchased by the Fund as described under "Investment Policies and Techniques" in the Statement of Additional Information. The Fund will not enter into any futures contracts or options on futures contracts if the aggregate of the contract value of the outstanding futures contracts of the Fund and futures contracts subject to outstanding options written by the Fund would exceed 50% of the total assets of the Fund.

The Fund may engage in financial futures transactions as an attempt to hedge against market risks. For example, when the near-term market view is bearish but the portfolio composition is judged satisfactory for the longer term, exposure to temporary declines in the market may be reduced by entering into futures contracts to sell securities or the cash value of a securities index. Conversely, where the near-term view is bullish, but the Fund is believed to be well positioned for the longer term with a high cash position, the Fund can hedge against market increases by entering into futures contracts to buy securities or the cash value of a securities index. In either case, the use of futures contracts would tend to reduce portfolio turnover and facilitate the Fund's pursuit of its investment objectives.

Futures contracts entail risks. If the investment manager's judgment about the general direction of interest rates, markets or exchange rates is wrong, the overall performance may be poorer than if no such contracts had been entered into. There may be an imperfect correlation between movements in prices of futures contracts and portfolio assets being hedged. In addition, the market prices of futures contracts may be affected by certain factors. For example, if participants in the futures market elect to close out their contracts rather than meet margin requirements, distortions in the normal relationship between the underlying assets and futures markets could result. Price distortions also could result if investors in futures contracts decide to make or take delivery of underlying securities or other assets rather than engage in closing transactions because of the resultant reduction in the liquidity of the futures market. In addition, because, from the point of view of speculators, margin requirements in the futures market are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities or other assets and movements in the prices of futures contracts, a correct forecast of market trends by the investment manager still may not result in a successful hedging transaction. If any of these events should occur, the Fund could lose money on the financial futures contracts and also on the value of its portfolio assets. The costs incurred in connection with futures transactions could reduce the Fund's return.

Index options involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by the Fund may expire worthless, in which case the Fund would lose the premium paid therefor.

The Fund may engage in futures transactions only on commodities exchanges or boards of trade. The Fund will not engage in transactions in financial futures contracts or related options for speculation, but only as an attempt to hedge against changes in market conditions affecting the values of securities that the Fund owns or intends to purchase.

FOREIGN CURRENCY TRANSACTIONS. The Fund may engage in foreign currency transactions in connection with its investments in Foreign Securities. The Fund will not speculate in foreign currency exchange. The value of the Foreign Securities investments of the Fund as measured in U.S. Dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the U.S. Dollar cost or proceeds, as the case may be. By entering into a forward contract in U.S. Dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. Dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships. The Fund may also hedge its foreign currency exchange rate risk by engaging in currency financial futures and options transactions.

When the investment manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar, it may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The forecasting of short-term currency market movement is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

The Fund will not speculate in foreign currency exchange. The Fund does not enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts where the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. The Fund does not intend to enter into forward foreign currency exchange contracts if it would have more than 15% of the value of its total assets committed to such contracts. The Fund's custodian bank segregates cash or liquid high-grade debt securities in an amount not less than the value of the Fund's total assets committed to forward foreign currency exchange contracts entered into for the purchase of a foreign currency. If the value of the securities segregated declines, additional cash or securities are added so that the segregated amount is not less than the amount of the Fund's commitments with respect to such contracts. The Fund generally does not enter into a forward contract with a term longer than one year.

DERIVATIVES. In addition to options, financial futures and foreign currency transactions, consistent with its objective, the Fund may invest in a broad array of financial instruments and securities in which the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate or a currency ("derivatives"). Derivatives are most often used to manage investment risk, to increase or decrease exposure to an asset class or benchmark (as a hedge or to enhance return), or to create an investment position indirectly (often because it is more efficient or less costly than direct investment). The types of derivatives used by the Fund and the techniques employed by the investment manager may change over time as new derivatives and strategies are developed or regulatory changes occur.

RISK FACTORS. The Statement of Additional Information contains further information about the characteristics, risks and possible benefits of options, futures, foreign currency and other derivatives transactions. See "Investment Policies and Techniques" in the Statement of Additional Information. The principal risks are: (a) possible imperfect correlation between movements in the prices of options, futures or other derivatives contracts and movements in the prices of the securities or currencies hedged, used for cover or that the derivatives intended to replicate; (b) lack of assurance that a liquid secondary market will exist for any particular option, futures or other derivatives contract at any particular time; (c) the need for additional skills and techniques beyond those required for normal portfolio management; (d) losses on futures contracts resulting from market movements not anticipated by the investment manager; (e) the possible need to defer closing out certain options, futures and other derivatives contracts in order to continue to qualify for beneficial tax treatment afforded "regulated investment companies" under the Internal Revenue Code; and (f) the possible non-performance of the counter-party to the derivatives contract.

LENDING OF PORTFOLIO SECURITIES. Consistent with applicable regulatory requirements, the Fund may lend its portfolio securities (principally to broker-dealers) without limit where such loans are callable at any time and are continuously secured by segregated collateral (cash or U.S. Government securities) equal to no less than the market value, determined daily, of the securities loaned. The Fund will receive amounts equal to dividends or interest on the securities loaned. It will also earn income for having made the loan. Any cash collateral pursuant to these loans will be invested in short-term money market instruments. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the investment manager to be of good standing, and when the Fund's investment manager believes the potential earnings to justify the attendant risk. Management will limit such lending to not more than one-third of the value of the Fund's total assets.

INVESTMENT MANAGER AND UNDERWRITER

INVESTMENT MANAGER. Kemper Financial Services, Inc. ("KFS"), 120 South LaSalle Street, Chicago, Illinois 60603, is the investment manager of the Fund and provides the Fund with continuous professional investment supervision. KFS is one of the largest investment managers in the country and has been engaged in the management of investment funds for more than forty-five years. KFS and its affiliates provide investment advice and manage investment portfolios for the Kemper Funds, the Kemper insurance companies, Kemper Corporation and other corporate, pension, profit-sharing and individual accounts representing approximately $60 billion under management. KFS acts as investment manager or principal underwriter for 26 open-end and seven closed-end investment companies, with 64 separate investment portfolios, representing more than 3 million shareholder accounts. KFS is a wholly owned subsidiary of Kemper Financial Companies, Inc., which is a financial services holding company that is more than 99% owned by Kemper Corporation ("Kemper"), a diversified insurance and financial services holding company.

Kemper has entered into a definitive agreement with an investor group led by Zurich Insurance Company ("Zurich") pursuant to which Kemper would be acquired by the investor group in a merger transaction. As part of the transaction, Zurich or an affiliate would purchase KFS. The Kemper and Zurich boards have approved the transaction. In addition, because the transaction would constitute an assignment of the Fund's investment management agreement with KFS under the Investment Company Act of 1940, and therefore a termination of such agreements, KFS has received approval of new agreements from the Trust's board and the shareholders of the Fund. Consummation of the transaction is subject to remaining contingencies, including approval by the stockholders of Kemper and state insurance department regulatory approvals. The investor group has informed Kemper that it expects the transaction to close early in 1996.

Responsibility for overall management of the Fund rests with the Board of Trustees and officers of the Trust. Professional investment supervision is provided by KFS. The investment management agreement provides that KFS shall act as the Fund's investment adviser, manage its investments and provide it with various services and facilities. KFS will utilize the services of Kemper Investment Management Company Limited, 1 Fleet Place, London EC4M 7RQ, a wholly owned subsidiary of KFS, with respect to Foreign Securities investments of the Fund, including analysis, research, execution and trading services.

Dennis H. Ferro is the portfolio manager for the Fund and has served in this capacity since its inception. Mr. Ferro joined KFS in March 1994 and is currently an Executive Vice President of KFS. Prior to coming to KFS, Mr. Ferro was President, Managing Director and Chief Investment Officer of an international investment advisory firm. He received a B.A. in Political Science from Villanova University, Villanova, Pennsylvania and an M.B.A. in Finance from St. Johns University, Jamaica, New York. Mr. Ferro is a Chartered Financial Analyst.

KFS has an Equity Investment Committee that determines overall investment strategy for equity portfolios managed by KFS. The Equity Investment Committee is currently comprised of the following members: Daniel J. Bukowski, Tracy McCormick Chester, James H. Coxon, Richard A. Goers, Karen A. Hussey, Frank D. Korth, Gary A. Langbaum, Maura J. Murrihy, Thomas M. Regner, Steven H. Reynolds and Stephen B. Timbers. The portfolio manager works with the Equity Investment Committee and various equity analysts and equity traders to manage the Fund's investments. Equity analysts--through research, analysis and evaluation--work to develop investment ideas appropriate for the Fund. These ideas are studied and debated by the Equity Investment Committee and, if approved, are added to a list of eligible investments. The portfolio manager uses the list of eligible investments to help structure the Fund's portfolio in a manner consistent with the Fund's objective. The KFS International Equity Investments area, directed by Dennis H. Ferro, provides research and analysis regarding foreign investments to the portfolio manager. After investment decisions are made, equity traders execute the portfolio manager's instructions through various broker-dealer firms.

The Fund pays KFS an investment management fee, payable monthly, at the annual rate of .60 of 1% of average daily net assets of the Fund. The investment management agreement provides that the Fund shall pay the charges and expenses of its operations, including the fees and expenses of the trustees (except those affiliated with KFS), independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, brokerage commissions or transaction costs, costs of calculating net asset value, taxes and membership dues.

PRINCIPAL UNDERWRITER. Pursuant to an underwriting agreement, Kemper Distributors, Inc. ("KDI"), a wholly owned subsidiary of KFS, is the principal underwriter of the Fund's shares and acts as agent of the Fund in the sale of its shares. KDI receives no compensation from the Fund as principal underwriter and pays all expenses of distribution of the Fund's shares under the underwriting agreement not otherwise paid by dealers or other financial services firms. The Fund bears the expenses of registration of its shares with the Securities and Exchange Commission, while KDI, as underwriter, pays the cost of qualifying and maintaining the qualification of the Fund's shares for sale under the securities laws of the various states. As indicated under "Purchase of Shares," KDI retains the sales charge upon the purchase of shares and pays or allows concessions or discounts to firms for the sale of Fund shares.

ADMINISTRATOR. KDI also provides information and administrative services for Fund shareholders pursuant to an administrative services agreement ("administrative agreement"). KDI enters into related arrangements with various financial services firms, such as broker-dealer firms or banks ("firms"), that provide services and facilities for their customers or clients who are shareholders of the Fund. Such administrative services and assistance may include, but are not limited to, establishing and maintaining shareholder accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Fund and its special features, and such other services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. KDI bears all its expenses of providing services pursuant to the administrative agreement, including the payment of any service fees. For services under the administrative agreement, the Fund pays KDI a fee, payable monthly, at the annual rate of up to .25 of 1% of average daily net assets of the Fund. KDI then pays each firm a service fee at an annual rate of up to .25 of 1% of net assets of those accounts in the Fund that it maintains and services. Firms to which service fees may be paid include broker-dealers affiliated with KDI. A firm becomes eligible for the service fee based on assets in the accounts in the month following the month of purchase and the fee continues until terminated by KDI or the Fund. The fees are calculated monthly and paid quarterly.

KDI also may provide some of the above services and may retain any portion of the fee under the administrative agreement not paid to firms to compensate itself for administrative functions performed for the Fund. Currently, the administrative services fee payable to KDI is based only upon Fund assets in accounts for which there is a firm listed on the Fund's records and it is intended that KDI will pay all the administrative services fees that it receives from the Fund to firms in the form of service fees. The effective administrative services fee rate to be charged against all assets of the Fund while this procedure is in effect would depend upon the proportion of Fund assets that is in accounts for which there is a firm of record.

CUSTODIAN AND SHAREHOLDER SERVICE AGENT. Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, Missouri 64105, as custodian, and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of the Fund maintained in the United States. The Chase Manhattan Bank, N.A., Chase MetroTech Center, Brooklyn, New York 11245, as custodian, has custody of all securities and cash of the Fund held outside the United States. They attend to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund. IFTC also is the Fund's transfer agent and dividend-paying agent. Pursuant to a services agreement with IFTC, Kemper Service Company, an affiliate of KFS, serves as "Shareholder Service Agent" of the Fund and, as such, performs all of IFTC's duties as transfer agent and dividend paying agent. For a description of transfer agent and shareholder service agent fees payable to IFTC and the Shareholder Service Agent, see "Investment Manager and Underwriter" in the Statement of Additional Information.

PORTFOLIO TRANSACTIONS. KFS places all orders for purchases and sales of the Fund's securities. Subject to seeking best execution of orders, KFS may consider sales of shares of the Fund and other funds managed by KFS or its affiliates as a factor in selecting broker-dealers. See "Portfolio Transactions" in the Statement of Additional Information.

DIVIDENDS AND TAXES

DIVIDENDS. The Fund will normally distribute annual dividends of net investment income and any net realized short-term and long-term capital gains.

Income dividends and capital gain dividends, if any, will be credited to shareholder accounts in full and fractional Fund shares at net asset value on the reinvestment date without sales charge except that, upon written request to the Shareholder Service Agent, a shareholder may select one of the following options:

(1) To receive income and short-term capital gain dividends in cash and long-term capital gain dividends in shares at net asset value; or

(2) To receive income and capital gain dividends in cash.

Any dividends that are reinvested will be reinvested in shares of the Fund. As noted previously (see "Investment Objectives, Policies and Risk Factors--How the Fund Works and Special Risk Factors"), only shareholders who reinvest all their dividends in the Fund and hold their shares until the Maturity Date will receive the benefit of the Fund's Investment Protection.

TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code ("Code") and, if so qualified, will not be liable for federal income taxes to the extent its earnings are distributed. Dividends derived from net investment income and net short-term capital gains are taxable to shareholders as ordinary income and long-term capital gain dividends are taxable to shareholders as long-term capital gain regardless of how long the shares have been held and whether received in cash or shares. Long-term capital gain dividends received by individual shareholders are taxed at a maximum rate of 28%. Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year declared. It is anticipated that only a small portion, if any, of the dividends paid by the Fund will qualify for the dividends received deduction available to corporate shareholders.

The Zero Coupon Treasuries will be treated as bonds that were issued to the Fund at an original issue discount. Original issue discount is treated as interest for federal income tax purposes and the amount of original issue discount generally will be the difference between the bond's purchase price and its stated redemption price at maturity. The Fund will be required to include in gross income for each taxable year the daily portions of original issue discount attributable to the Zero Coupon Treasuries held by the Fund as such original issue discount accrues. Dividends derived from such original issue discount that accrues for such year will be taxable to shareholders as ordinary income. In general, original issue discount accrues daily under a constant interest rate method which takes into account the semi-annual compounding of accrued interest. In the case of the Zero Coupon Treasuries, this method will generally result in an increasing amount of income to the Fund each year.

A dividend received by a shareholder shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder's cost by dividends representing gains realized on sales of securities, such dividends would be a return of investment though taxable as stated above.

Fund dividends that are derived from interest on the Zero Coupon Treasuries and other direct obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. In other states, arguments can be made that such distributions should be exempt from state and local taxes based on federal law, 31 U.S.C. Section 3124, and the U.S. Supreme Court's interpretation of that provision in AMERICAN BANK AND TRUST CO. v. DALLAS COUNTY, 463 U.S. 855 (1983). The Fund currently intends to advise shareholders of the proportion of its dividends that consists of such interest. Shareholders should consult their tax advisers regarding the possible exclusion of such portion of their dividends for state and local income tax purposes.

If more than 50% of the value of the Fund's total assets at the close of a fiscal year consists of Foreign Securities, the Fund may make the election permitted under Section 853 of the Code so that shareholders will be able to claim a credit or deduction on their income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of the income taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). The shareholders of the Fund may claim a credit by reason of the Fund's election, subject to certain limitations imposed by Section 904 of the Code. Also, under the Code, no deduction for foreign taxes may be claimed by individual shareholders who do not elect to itemize deductions on their federal income tax returns; although such a shareholder may claim a credit for foreign taxes and in any event will be treated as having taxable income in the amount of the shareholder's pro rata share of foreign taxes paid by the Fund.

The Fund is required by law to withhold 31% of taxable dividends and redemption proceeds paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from Individual Retirement Accounts ("IRA") or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. Shareholders should consult their tax advisers regarding the 20% withholding requirement.

After each transaction, shareholders will receive a confirmation statement giving complete details of the transaction except that statements will be sent quarterly for dividend reinvestment and periodic investment and redemption programs. Information for income tax purposes will be provided after the end of the calendar year. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.

NET ASSET VALUE

The net asset value per share is determined by calculating the total value of the Fund's assets, which will normally be composed chiefly of investment securities, deducting total liabilities and dividing the result by the number of shares outstanding. Fixed income securities, including Zero Coupon Treasuries, are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Portfolio securities that are traded on a domestic securities exchange or securities listed on the NASDAQ National Market are valued at the last sale price on the exchange or market where primarily traded or listed or, if there is no recent last sale price available, at the last current bid quotation. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges where primarily traded. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security by the Board of Trustees or its delegates. Securities not so traded or listed are valued at the last current bid quotation if market quotations are available. Equity options are valued at the last sale price unless the bid price is higher or the asked price is lower, in which event such bid or asked price is used. Over-the-counter traded options are valued based upon current prices provided by market makers. Financial futures and options thereon are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value does not necessarily take place contemporaneously with the determination of the prices of many of the portfolio securities.

For purposes of determining the Fund's net asset value, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the mean between the bid and offered quotations of such currencies against U.S. Dollars as last quoted by a recognized dealer. If an event were to occur after the value of a security was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then that security would be valued using fair value considerations by the Board of Trustees or its delegates. On each day the New York Stock Exchange (the "Exchange") is open for trading, the net asset value is determined as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange.

PURCHASE OF SHARES

Shares of the Fund may be purchased from investment dealers during the Offering Period described below at the public offering price, which is the net asset value next determined plus a sales charge that is a percentage of the public offering price and varies as shown below. The minimum initial investment is $1,000 and the minimum subsequent investment is $100. The minimum initial investment for an Individual Retirement Account or employee benefit plan account is $250 and the minimum subsequent investment is $50. These minimum amounts may be changed at any time in management's discretion.

                                                                        Sales Charge
                                                          ----------------------------------------
                                                                                            Allowed
                                                                                            to
                                                                                            Dealers
                                                           As a             As a            as a
                                                          Percentage       Percentage       Percentage
                                                            of             of Net           of
                                                          Offering         Asset            Offering
                   Amount of Purchase                     Price            Value*           Price
                                                          ------           ------           ------
Less than $100,000...................................      5.00%            5.26%            4.50%
$100,000 but less than $250,000......................      4.00             4.17             3.60
$250,000 but less than $500,000......................      3.00             3.09             2.70
$500,000 but less than $1 million....................      2.00             2.04             1.80
$1 million and over..................................     0.00**           0.00**             ***

---------------
  * Rounded to the nearest one-hundredth percent.

 ** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.

*** Commission is payable by KDI as discussed below.

Shares will only be offered to the public during the Offering Period, which is expected to end on December 31, 1995. The Fund may at its option extend or shorten the Offering Period. The offering of shares of the Fund shall be subject to suspension or termination as provided under "Investment Objectives, Policies and Risk Factors-- How the Fund Works." In addition, the offering of Fund shares may be suspended from time to time during the Offering Period in the discretion of KDI. During any period in which the public offering of shares is suspended or terminated, shareholders will still be permitted to reinvest dividends in shares of the Fund.

Share certificates will not be issued unless requested in writing. It is recommended that investors not request share certificates unless needed for a specific purpose. You cannot redeem shares by telephone or wire transfer or use the telephone exchange privilege if share certificates have been issued. A lost or destroyed certificate is difficult to replace and can be expensive to the shareholder (a bond worth 2% or more of the certificate value is normally required).

The Fund receives the entire net asset value of all shares sold. KDI, the Fund's principal underwriter, retains the sales charge from which it allows discounts from the applicable public offering price to investment dealers, which discounts are uniform for all dealers in the United States and its territories. The normal discount allowed to dealers is set forth in the above table. Upon notice to all dealers with whom it has sales agreements, KDI may reallow up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such reallowances may be based upon attainment of minimum sales levels. During periods when 90% or more of the sales charge is reallowed, such dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of the Fund for their clients, and KDI may pay them a transaction fee up to the level of the discount or other concession allowable to dealers as described above. Banks currently are prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. Banks or other financial services firms may be subject to various state laws regarding the services described above and may be required to register as dealers pursuant to state law. If banking firms were prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate. Management does not believe that termination of a relationship with a bank would result in any material adverse consequences to the Fund.

In addition to the discounts or commissions described above, KDI will, from time to time, pay or allow additional discounts or promotional incentives, in the form of cash or other compensation, to firms that sell shares of the Fund. Non-cash compensation includes luxury merchandise and trips to luxury resorts. In some instances, such discounts or other incentives will be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of the Fund, or other funds underwritten by KDI.

Class A shares of a Fund may be purchased at net asset value to the extent that the amount invested represents the net proceeds from a redemption of shares of a mutual fund for which neither KFS nor Dreman Value Advisors, Inc. serve as investment manager ("non-Kemper fund") provided that: (a) the investor has previously paid either an initial sales charge in connection with the purchase of the non-Kemper fund shares redeemed or a contingent deferred sales charge in connection with the redemption of the non-Kemper fund shares, and (b) the purchase of Fund shares is made within 90 days after the date of such redemption. To make such a purchase at net asset value, the investor or the investor's dealer must, at the time of purchase, submit a request that the purchase be processed at net asset value pursuant to this privilege. The redemption of the shares of the non-Kemper fund is, for federal income tax purposes, a sale upon which a gain or loss may be realized.

Shares of the Fund may be purchased at net asset value by: (a) any purchaser provided that the amount invested in the Fund or other Kemper Mutual Funds described under "Special Features--Combined Purchases" totals at least $1,000,000 including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described under "Special Features"; or (b) a participant-directed qualified retirement plan described in Code
Section 401(a) or a participant-directed non-qualified deferred compensation plan described in Code Section 457 provided in either case that such plan has not less than 200 eligible employees (the "Large Order NAV Purchase Privilege").

A contingent deferred sales charge of 1% may be imposed upon redemption of shares of the Fund that are purchased under the Large Order NAV Purchase Privilege if they are redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent deferred sales charge will be waived in the event of (a) redemptions by a participant-directed qualified retirement plan described in Code Section 401(a) or a participant-directed non-qualified deferred compensation plan described in Code Section 457; (b) redemptions by employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent; (c) redemption of shares of a shareholder (including a registered joint owner) who has died; (d) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration); and
(e) redemptions under the Fund's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account.

Shares of the Fund purchased under the Large Order NAV Purchase Privilege may be exchanged for shares of another Kemper Mutual Fund or a Money Market Fund under the exchange privilege described under "Special Features--Exchange Privilege" without paying any contingent deferred sales charge at the time of exchange. If the shares received on exchange are redeemed thereafter, a contingent deferred sales charge may be imposed in accordance with the foregoing requirements provided that the shares redeemed will retain their original cost and purchase date for purposes of the contingent deferred sales charge.

KDI may in its discretion compensate investment dealers or other financial services firms in connection with the sale of shares of the Fund to employer sponsored employee benefit plans using the subaccount recordkeeping system made available through the Shareholder Service Agent at net asset value in accordance with the Large Order NAV Purchase Privilege up to the following amounts: 1.00% of the net asset value of shares sold on amounts up to $5 million in any calendar year, .50% on the next $5 million and .25% on amounts over $10 million in such calendar year. KDI may in its discretion compensate investment dealers or other financial services firms in connection with the sale of shares of the Fund to other purchasers at net asset value in accordance with the Large Order NAV Purchase Privilege up to the following amounts: 1.00% of the net asset value of shares sold on amounts up to $3 million, .50% on the next $2 million and .25% on amounts over $5 million. For purposes of determining the appropriate commission percentage to be applied to a particular sale under the foregoing schedule, KDI will consider the cumulative amount invested by the purchaser in the Fund and other Kemper Mutual Funds listed under "Special Features--Combined Purchases," including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features referred to above. The privilege of purchasing shares of the Fund at net asset value under the Large Order NAV Purchase Privilege is not available if another net asset value purchase privilege is also applicable.

Shares may be sold at net asset value in any amount to: (a) officers, trustees, directors, employees (including retirees) and sales representatives of the Fund, its investment manager, its principal underwriter or certain affiliated companies, for themselves or members of their families; (b) registered representatives and employees of broker-dealers having selling group agreements with KDI and officers, directors and employees of service agents of the Fund, themselves or their spouses or dependent children; (c) shareholders who owned shares of Kemper-Dreman Fund, Inc. ("KDF") on September 8, 1995, and have continuously owned shares of KDF (or a Kemper Fund acquired by exchange of KDF shares) since that date, for themselves or members of their families; and (d) any trust, pension, profit-sharing or other benefit plan for only such persons. Shares may be sold at net asset value in any amount to selected employees (including their spouses and dependent children) of banks and other financial services firms that provide administrative services related to order placement and payment to facilitate transactions in shares of the Fund for their clients pursuant to an agreement with KDI or one of its affiliates. Only those employees of such banks and other firms who as part of their usual duties provide services related to transactions in Fund shares may purchase Fund shares at net asset value hereunder. Shares may be sold at net asset value in any amount to unit investment trusts sponsored by Everen Securities, Inc. In addition, unitholders of unit investment trusts sponsored by Everen Securities, Inc. may purchase Fund shares at net asset value through reinvestment programs described in the prospectuses of such trusts which have such programs. Shares of the Fund may be sold at net asset value through certain investment advisers registered under the Investment Advisers Act of 1940 and other financial services firms that adhere to certain standards established by KDI, including a requirement that such shares be sold for the benefit of their clients participating in a "wrap account" or similar program under which such clients pay a fee to the investment adviser or other firm. Such shares are sold for investment purposes and on the condition that they will not be resold except through redemption or repurchase by the Fund. The Fund may also issue shares at net asset value in connection with the acquisition of the assets of or merger or consolidation with another investment company, or to shareholders in connection with the investment or reinvestment of income and capital gain dividends.

Effective on a date discussed below, shares of the Fund may be purchased at net asset value in any amount by members of the plaintiff class in the proceeding known as HOWARD AND AUDREY TABANKIN, ET AL. V. KEMPER SHORT-TERM GLOBAL INCOME FUND, ET AL., Case No. 93 C 5231 (N.D. IL). This privilege is generally non-transferrable and continues for the lifetime of individual class members and for a ten year period for non-individual class members. This privilege is subject to final approval by the court in the aforementioned proceeding and will become effective on a date as described in appropriate court documents, now estimated to be February 1, 1996. To make a purchase at net asset value under this privilege, the investor must, at the time of purchase, submit a written request that the purchase be processed at net asset value pursuant to this privilege specifically identifying the purchaser as a member of the "Tabankin Class." Shares purchased under this privilege will be maintained in a separate account that includes only shares purchased under this privilege. For more details concerning this privilege, class members should refer to the Notice of (1) Proposed Settlement with Defendants; and (2) Hearing to Determine Fairness of Proposed Settlement dated August 31, 1995, issued in connection with the aforementioned court proceeding. For sales of Fund shares at net asset value pursuant to this privilege, KDI may at its discretion pay investment dealers and other financial services firms a concession, payable quarterly, at an annual rate of up to .25 of 1% of net assets attributable to such shares maintained and serviced by the firm. A firm becomes eligible for the concession based upon assets in accounts attributable to shares purchased under this privilege in the month after the month of purchase and the concession continues until terminated by KDI. The privilege of purchasing shares of the Fund at net asset value under this privilege is not available if another net asset value purchase privilege also applies.

The sales charge scale is applicable to purchases made at one time by any "purchaser" which includes an individual, or an individual, his or her spouse and children under the age of 21; or a trustee or other fiduciary of a single trust estate or single fiduciary account; or an organization exempt from federal income tax under Section 501(c)(3) or (13) of the Code; or a pension, profit-sharing or other employee benefit plan whether or not qualified under
Section 401 of the Code; or other organized group of persons whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge, all orders from an organized group will have to be placed through a single investment dealer or other firm and identified as originating from a qualifying purchaser.

Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem Fund shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' return. Firms also may hold Fund shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's transfer agent will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Fund through the Shareholder Service Agent for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of KDI, may receive compensation from the Fund through the Shareholder Service Agent for these services. This prospectus should be read in connection with such firms' material regarding their fees and services.

Orders for the purchase of shares of the Fund will be confirmed at a price based on the net asset value next determined after receipt by KDI of the order accompanied by payment. However, orders received by dealers or other firms prior to the determination of net asset value (see "Net Asset Value") and received by KDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day. The Fund reserves the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly. Collection may take significantly longer for a check drawn on a foreign bank than for a check drawn on a domestic bank. Therefore, if an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased. See "Purchase and Redemption of Shares" in the Statement of Additional Information.

The Fund reserves the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders.

Shareholders should direct their inquiries to Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105-2005 or to the firm from which they received this prospectus.

REDEMPTION OR REPURCHASE OF SHARES

GENERAL. Any shareholder may require the Fund to redeem his or her shares. When shares are held for the account of a shareholder by the Fund's transfer agent, the shareholder may redeem them by making a written request with signatures guaranteed to Kemper Mutual Funds, Attention: Redemption Department, P.O. Box 419557, Kansas City, Missouri 64141-6557. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians. As noted previously (see "Investment Objectives, Policies and Risk Factors--How the Fund Works and Special Risk Factors"), only shareholders who hold their shares in the Fund until the Maturity Date and reinvest their dividends in the Fund will necessarily receive the benefit of the Fund's Investment Protection.

The redemption price will be the net asset value next determined following receipt by the Shareholder Service Agent of a properly executed request with any required documents as described above. Payment for shares redeemed will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed request accompanied by any outstanding share certificates in proper form for transfer. When the Fund is requested to redeem shares for which it may not have yet received good payment, it may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 15 days from receipt by the Fund of the purchase amount. The redemption within one year of shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a 1% contingent deferred sales charge (see "Purchase of Shares").

Shareholders can request the following telephone privileges: expedited wire transfer redemptions and EXPRESS-Transfer transactions (see "Special Features") and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. The Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges unless the Fund or its agent reasonably believes, based upon reasonable verification procedures, that the telephonic instructions are genuine. The SHAREHOLDER WILL BEAR THE RISK OF LOSS, including loss resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

TELEPHONE REDEMPTIONS. If the proceeds of the redemption are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-621-1048. Shares purchased by check or through EXPRESS-Transfer may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 15 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Fund reserves the right to terminate or modify this privilege at any time.

REPURCHASES (CONFIRMED REDEMPTIONS). A request for repurchase may be communicated by a shareholder through a securities dealer or other financial services firm to KDI, which the Fund has authorized to act as its agent. There is no charge by KDI with respect to repurchases; however, dealers or other firms may charge customary commissions for their services. Dealers and other financial services firms are obligated to transmit orders promptly. The repurchase price will be the net asset value next determined after receipt of a request by KDI. However, requests for repurchases received by dealers or other firms prior to the determination of net asset value (see "Net Asset Value") and received by KDI prior to the close of KDI's business day will be confirmed at the net asset value effective on that day. The offer to repurchase may be suspended at any time. Requirements as to stock powers, certificates, payments and delay of payments are the same as for redemptions.

EXPEDITED WIRE TRANSFER REDEMPTIONS. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares can be redeemed and proceeds sent by federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to the determination of net asset value will result in shares being redeemed that day at the net asset value effective on that day and normally the proceeds will be sent to the designated account the following business day. Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by the Fund for up to seven days if KFS deems it appropriate under then current market conditions. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048 or in writing, subject to the limitations on liability described under "General" above. The Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Fund currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum. To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which shares of the Fund were purchased. Shares purchased by check or through EXPRESS-Transfer may not be redeemed by wire transfer until such shares have been owned for at least 15 days. Account holders may not use this procedure to redeem shares held in certificated form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited redemption privilege. The Fund reserves the right to terminate or modify this privilege at any time.

REINVESTMENT PRIVILEGE. A shareholder who has redeemed shares of the Fund or any other Kemper Mutual Fund listed under "Special Features--Combined Purchases" may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in shares of the Fund or in shares of the other listed Kemper Mutual Funds. A shareholder of the Fund or any other Kemper Mutual Fund who redeems shares purchased under the Large Order NAV Purchase Privilege (see "Purchase of Shares") and incurs a contingent deferred sales charge may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in shares of the Fund or shares of other Kemper Mutual Funds. The amount of any contingent deferred sales charge also will be reinvested. These reinvested shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge. Also, a holder of Class B shares of another Kemper Mutual Fund who has redeemed shares of that fund may reinvest up to the full amount redeemed, less any applicable contingent deferred sales charge that may have been imposed upon the redemption of such shares, at net asset value in the Fund or in Class A shares of the other Kemper Mutual Funds listed under "Special Features--Combined Purchases." Purchases through the reinvestment privilege are subject to the minimum investment requirements applicable to the shares being purchased and may only be made for funds available for sale in the shareholder's state of residence as listed under "Special Features--Exchange Privilege." The reinvestment privilege can be used only once as to any specific shares and reinvestment must be effected within six months of the redemption. If a loss is realized on the redemption of Fund shares, the reinvestment may be subject to the "wash sale" rules if made within 30 days of the redemption, resulting in the postponement of the recognition of such loss for federal income tax purposes. The reinvestment privilege may be terminated or modified at any time and is subject to the limited Offering Period of the Fund.

SPECIAL FEATURES

COMBINED PURCHASES. The Fund's shares may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares (or the equivalent) of any of the following funds: Kemper Technology Fund, Kemper Total Return Fund, Kemper Growth Fund, Kemper Small Capitalization Equity Fund, Kemper Income and Capital Preservation Fund, Kemper Municipal Bond Fund, Kemper Diversified Income Fund, Kemper High Yield Fund, Kemper U.S. Government Securities Fund, Kemper International Fund, Kemper State Tax-Free Income Series, Kemper Adjustable Rate U.S. Government Fund, Kemper Blue Chip Fund, Kemper Global Income Fund, Kemper Target Equity Fund (series are subject to a limited offering period) Kemper Intermediate Municipal Bond Fund, Kemper Cash Reserves Fund, Kemper U.S. Mortgage Fund, Kemper Short-Intermediate Government Fund, Kemper-Dreman Fund, Inc. and Kemper Value+Growth Fund ("Kemper Mutual Funds"). Except as noted below, there is no combined purchase credit for direct purchases of shares of Kemper Money Market Fund, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Tax-Exempt New York Money Market Fund or Investors Cash Trust ("Money Market Funds"), which are not considered "Kemper Mutual Funds" for purposes hereof. For purposes of the Combined Purchases feature described above, as well as for the Letter of Intent and Cumulative Discount features described below, employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent may include: (a) Money Market Funds as "Kemper Mutual Funds," (b) all classes of shares of any Kemper Mutual Fund and (c) the value of any other plan investment, such as guaranteed investment contracts and employer stock, maintained on such subaccount record keeping system.

LETTER OF INTENT. The same reduced sales charges, as shown in the applicable prospectus, also apply to the aggregate amount of purchases of such Kemper Mutual Funds listed above made by any purchaser within a 24-month period under a written Letter of Intent ("Letter") provided by KDI. As noted under "Purchase of Shares," the Offering Period for the purchase of shares of the Fund is limited. However, shares of other Kemper Mutual Funds noted above would be available beyond that period. The Letter, which imposes no obligation to purchase or sell additional shares, provides for a price adjustment depending upon the actual amount purchased within such period. The Letter provides that the first purchase following execution of the Letter must be at least 5% of the amount of the intended purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the Letter are less than the intended amount and thereby qualify only for a higher sales charge than actually paid, the appropriate number of escrowed shares will be redeemed and the proceeds used toward satisfaction of the obligation to pay the increased sales charge. The Letter for an employer sponsored employee benefit plan maintained on the subaccount record keeping system available through the Shareholder Service Agent may have special provisions regarding payment of any increased sales charge resulting from a failure to complete the intended purchase under the Letter. A shareholder may include the value (at the maximum offering price) of all shares of such Kemper Mutual Funds held of record as of the initial purchase date under the Letter as an "accumulation credit" toward the completion of the Letter, but no price adjustment will be made on such shares.

CUMULATIVE DISCOUNT. The Fund's shares also may be purchased at the rate applicable to the discount bracket attained by adding to the cost of Fund shares being purchased the value of all shares of the above mentioned Kemper Mutual Funds (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.

AVAILABILITY OF QUANTITY DISCOUNTS. An investor or the investor's dealer or other financial services firm must notify the Shareholder Service Agent or KDI whenever a quantity discount or reduced sales charge is applicable to a purchase. Upon such notification, the investor will receive the lowest applicable sales charge. Quantity discounts described above may be modified or terminated at any time.

EXCHANGE PRIVILEGE. Subject to the following limitations, shares of the Kemper Mutual Funds and Money Market Funds listed under "Special Features--Combined Purchases" above may be exchanged for each other at their relative net asset values. Shares of Money Market Funds that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Shares purchased by check or through EXPRESS-Transfer may not be exchanged until they have been owned for at least 15 days. In addition, shares of a Kemper Mutual Fund acquired by exchange from another Kemper Mutual Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days. A series of Kemper Target Equity Fund will be available on exchange only during the Offering Period for such series as described in the applicable prospectus. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Tax-Exempt New York Money Market Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with KDI. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and Tax-Exempt New York Money Market Fund is available for sale only in New York, Connecticut, New Jersey and Pennsylvania.

The total value of shares being exchanged must at least equal the minimum investment requirement of the fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, dealers or other firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis of such shares. Shareholders interested in exercising the exchange privilege may obtain prospectuses of the other funds from dealers, other firms or KDI. Exchanges may be accomplished by a written request to Kemper Mutual Funds, Attention: Exchange Department, P.O. Box 419557, Kansas City, Missouri 64141-6557, or by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048 or in writing, subject to the limitations on liability under "Redemption or Repurchase of Shares--General." Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulations, 60 days' prior written notice of any termination or material change will be provided.

EXPRESS-TRANSFER. EXPRESS-Transfer permits the transfer of money via the Automated Clearing House System (minimum $100 and maximum $2,500) from a shareholder's bank, savings and loan, or credit union account to purchase shares in the Fund. Shareholders can also redeem shares (minimum $500 and maximum $2,500) from their Fund account and transfer the proceeds to their bank, savings and loan, or credit union checking account. By enrolling in EXPRESS-Transfer, the shareholder authorizes the Shareholder Service Agent to rely upon telephone instructions from ANY PERSON to transfer the specified amounts between the shareholder's Fund account and the predesignated bank, savings and loan or credit union account, subject to the limitations on liability under "Redemption or Repurchase of Shares--General." Once enrolled in EXPRESS-Transfer, a shareholder can initiate a transaction by calling Kemper Shareholder Services toll free at 1-800-621-1048 Monday through Friday,

8:00 a.m. to 3:00 p.m. Chicago time. Shareholders may terminate this privilege by sending written notice to Kemper Service Company, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination will become effective as soon as the Shareholder Service Agent has had a reasonable time to act upon the request. EXPRESS-Transfer cannot be used with passbook savings accounts or for tax-deferred plans such as Individual Retirement Accounts ("IRAs").

SYSTEMATIC WITHDRAWAL PLAN. The owner of $5,000 or more of the Fund's shares at the offering price (net asset value plus the sales charge) may provide for the payment from the owner's account of any requested dollar amount to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. The minimum periodic payment is $100. Shares are redeemed so that the payee will receive payment approximately the first of the month. Any income and capital gain dividends will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account.

The purchase of shares while participating in a systematic withdrawal plan ordinarily will be disadvantageous to the investor because the investor will be paying a sales charge on the purchase of shares at the same time that the investor is redeeming shares upon which a sales charge may already have been paid. Therefore, the Fund will not knowingly permit additional investments of less than $2,000 if the investor is at the same time making systematic withdrawals. (See "Purchase of Shares" regarding the limited Offering Period for the Fund's shares.) The right is reserved to amend the systematic withdrawal plan on 30 days' notice. The plan may be terminated at any time by the investor or the Fund. As noted previously (see "Investment Objectives, Policies and Risk Factors--How the Fund Works and Special Risk Factors"), only shareholders who hold their shares in the Fund until the Maturity Date and reinvest their dividends in the Fund will necessarily receive the benefit of the Fund's Investment Protection.

TAX-SHELTERED RETIREMENT PLANS. KFS provides retirement plan services and documents and KDI can establish investor accounts in any of the following types of retirement plans:

- Individual Retirement Accounts ("IRAs") trusteed by IFTC. This includes Simplified Employee Pension Plan ("SEP") IRA accounts and prototype documents.

- 403(b)(7) Custodial Accounts also trusteed by IFTC. This type of plan is available to employees of most non-profit organizations.

- Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum annual contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans and materials for establishing them are available from KDI upon request. The brochures for plans trusteed by IFTC describe the current fees payable to IFTC for its services as trustee. Investors should consult with their own tax advisers before establishing a retirement plan. In view of the limited Offering Period of the Fund (see "Purchase of Shares"), the Fund may not be appropriate for periodic contribution plans.

PERFORMANCE

The Fund may advertise several types of performance information, including "average annual total return" and "total return." Each of these figures is based upon historical results and is not representative of the future performance of the Fund.

Average annual total return and total return figures measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in the Fund's portfolio for the period referenced, assuming the reinvestment of all dividends. Thus, these figures reflect the change in the value of an investment in the Fund during a specified period. Average annual total return will be quoted for at least the one, five and ten year periods ending on a recent calendar quarter (or if such periods have not yet elapsed, at the end of a shorter period corresponding to the life of the
Fund). Average annual total return figures represent the average annual percentage change over the period in question. Total return figures represent the aggregate percentage or dollar value change over the period in question.

The Fund's performance may be compared to that of the Consumer Price Index or various unmanaged indexes including the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index and the Europe Australia Far East ("EAFE") Index. The Fund's performance may also be compared to the performance of other mutual funds or mutual fund indexes as reported by independent mutual fund reporting services such as Lipper Analytical Services, Inc. ("Lipper"). Lipper performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges.

The Fund may quote information from publications such as MORNINGSTAR, INC., THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BARRON'S, FORTUNE, THE CHICAGO TRIBUNE, USA TODAY, INSTITUTIONAL INVESTOR and REGISTERED REPRESENTATIVE. Also, investors may want to compare the historical returns of various investments, performance indexes of those investments or economic indicators, including but not limited to stocks, bonds, certificates of deposit, money market funds and U.S. Treasury obligations. Bank product performance may be based upon, among other things, the BANK RATE MONITOR National Index(TM) or various certificate of deposit indexes. Money market fund performance may be based upon, among other things, the IBC/Donoghue Money Fund Report(R) or Money Market Insight(R), reporting services on money market funds. Performance of U.S. Treasury obligations may be based upon, among other things, various U.S. Treasury bill indexes. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured.

The Fund may depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indexes of those investments or economic indicators. The Fund may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Fund.

The Fund's shares are sold at net asset value plus a maximum sales charge of 5.0% of the offering price. While the maximum sales charge is normally reflected in the Fund's performance figures, certain total return calculations may not include such charge and those results would be reduced if it were included. The Fund's returns and net asset value will fluctuate. Shares of the Fund are redeemable by an investor at the then current net asset value, which may be more or less than original cost. Additional information concerning the Fund's performance and concerning the historical performance of various types of investments that may be used to provide for retirement needs appears in the Statement of Additional Information. Additional information about the Fund's performance also appears in its Annual Report to Shareholders, which is available without charge from the Fund.

CAPITAL STRUCTURE

The Trust is an open-end, diversified management investment company, organized as a business trust under the laws of Massachusetts on August 3, 1988. Effective May 1, 1994, the Trust changed its name from Kemper Retirement Fund to Kemper Target Equity Fund. The Trust may issue an unlimited number of shares of beneficial interest in one or more series, all having no par value. The Trust has established seven series of shares: Kemper Retirement Fund Series I, Kemper Retirement Fund Series II, Kemper Retirement Fund Series III, Kemper Retirement Fund Series IV, Kemper Retirement Fund Series V, which are no longer offered, and Kemper Retirement Fund Series VI, which is currently offered under another prospectus, and the Fund. The Board of Trustees may authorize the issuance of additional series if deemed desirable, each with its own investment objective, policies and restrictions. Since the Trust may offer multiple series, it is known as a "series company." Shares of a series have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such series. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Trust is not required to hold annual shareholders' meetings and does not intend to do so. However, it will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment management agreement. Subject to the Agreement and Declaration of Trust of the Trust, shareholders may remove trustees. Shareholders will vote by series and not in the aggregate except when voting in the aggregate is required under the Investment Company Act of 1940, such as for the election of trustees. Any series of the Trust, including the Fund, may be divided by the Board of Trustees into classes of shares, subject to compliance with the Securities and Exchange Commission regulations permitting the creation of separate classes of shares. The Trust's shares currently are not divided into classes. Shares of a series would be subject to any preferences, rights or privileges of any classes of shares of the series. Generally each class of shares issued by a particular series of the Trust would differ as to the allocation of certain expenses of the series such as distribution and administrative expenses permitting, among other things, different levels of service or methods of distribution among various classes.

                           KEMPER TARGET EQUITY FUND
                       KEMPER RETIREMENT FUND SERIES VII

                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART B
              OF FORM N-1A AND STATEMENT OF ADDITIONAL INFORMATION


                                                                LOCATION IN STATEMENT OF
                    ITEM NUMBER                                  ADDITIONAL INFORMATION
                   OF FORM N-1A                                 ------------------------
10.  Cover Page...............................    Cover Page
11.  Table of Contents........................    Table of Contents
12.  General Information and History..........    Inapplicable
13.  Investment Objectives and Policies.......    Investment Restrictions; Investment Policies
                                                  and Techniques
14.  Management of the Fund...................    Investment Manager and Underwriter;
                                                  Officers and Trustees
15.  Control Persons and Principal Holders of
     Securities...............................    Officers and Trustees
16.  Investment Advisory and Other Services...    Investment Manager and Underwriter
17.  Brokerage Allocation and Other
     Practices................................    Portfolio Transactions
18.  Capital Stock and Other Securities.......    Dividends and Taxes;
                                                  Shareholder Rights
19.  Purchase, Redemption and Pricing of
     Securities Being Offered.................    Purchase and Redemption of Shares
20.  Tax Status...............................    Dividends and Taxes
21.  Underwriters.............................    Investment Manager and Underwriter
22.  Calculation of Performance Data..........    Performance
23.  Financial Statements.....................    Financial Statements

                  KEMPER RETIREMENT FUND SERIES I ("SERIES I")


                 KEMPER RETIREMENT FUND SERIES II ("SERIES II")


                KEMPER RETIREMENT FUND SERIES III ("SERIES III")


                 KEMPER RETIREMENT FUND SERIES IV ("SERIES IV")


                  KEMPER RETIREMENT FUND SERIES V ("SERIES V")


                 KEMPER RETIREMENT FUND SERIES VI ("SERIES VI")



                                    PART B:


         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION



ITEM 10. COVER PAGE



     Reference is made to the Cover Page in the Kemper Retirement Fund Series VII Statement of Additional Information filed herewith.



ITEM 11. TABLE OF CONTENTS



     Reference is made to the section entitled "Table of Contents" in the Kemper Retirement Fund Series VII Statement of Additional Information filed herewith.



ITEM 12. GENERAL INFORMATION AND HISTORY



     Inapplicable.



ITEM 13. INVESTMENT OBJECTIVES AND POLICIES



     Reference is made to the sections entitled "Investment Restrictions" and "Investment Policies and Techniques" in the Kemper Retirement Fund Series VII Statement of Additional Information filed herewith. In addition, neither Series I, Series II, Series III, Series IV, Series V nor Series VI borrowed as permitted by investment restriction number four during the latest fiscal year.



ITEM 14. MANAGEMENT OF THE FUND



     Reference is made to the sections entitled "Investment Manager and Underwriter" and "Officers and Trustees" in the Kemper Retirement Fund Series VII Statement of Additional Information filed herewith, except for the following:



     The table below shows amounts paid to those trustees who are not designated "interested persons" during the Series' 1997 fiscal year except that the information in the last column is for calendar year 1996.



                                                                                     TOTAL
                                                                                  COMPENSATION
                                                                 AGGREGATE        KEMPER FUNDS
                                                                COMPENSATION        PAID TO
                      NAME OF TRUSTEE                         FROM SERIES I-VI    TRUSTEES(2)
                      ---------------                         ----------------    ------------
James B. Akins..............................................      $16,400           $ 94,300
Arthur R. Gottschalk(1).....................................      $16,600           $102,700
Frederick T. Kelsey.........................................      $16,400           $106,800
Fred B. Renwick.............................................      $16,400           $ 94,300
John B. Tingleff............................................      $16,400           $ 94,300
John G. Weithers............................................      $16,400           $ 94,300


---------------

(1) Includes deferred fees and interest thereon pursuant to deferred compensation agreements with the Fund. Deferred amounts accrue interest monthly at a rate equal to the yield of Zurich Money Funds--Zurich Money Market Fund. The total deferred amount and interest accrued through July 31, 1997 for Series I-VI is $48,500 for Mr. Gottschalk.

(2) Includes compensation for service on the boards of 13 Kemper funds with 36 fund portfolios. Each trustee currently serves as a board member of 13 Kemper Funds with 46 fund portfolios.



ITEM 15. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES



     Reference is made to the section entitled "Officers and Trustees" in the Kemper Retirement Fund Series VII Statement of Additional Information filed herewith, except for the following:



     a. As of October 17, 1997, the trustees and officers of Registrant as a group owned less than 1% of the then outstanding shares of each series of Registrant.



     b. As of October 17, 1997, no person owned of record more than 5% of the shares of Series I, Series II, Series III, Series IV, Series V or Series VI except as noted below:



NAME & ADDRESS                                                  PERCENTAGE     SERIES
--------------                                                  ----------     ------
EVEREN Clearing Corp. ......................................      (5.76%)      Series I
77 W. Wacker Drive
Chicago, IL
National Financial Svcs Corp. ..............................      (5.05%)     Series IV
One World Financial Center                                        (7.95%)
                                                                        Series
                                                                        V
200 Liberty Street                                               (11.45%)
                                                                        Series
                                                                        VI
New York, NY



ITEM 16. INVESTMENT ADVISORY AND OTHER SERVICES



     Reference is made to the section entitled "Investment Manager and Underwriter" in the Kemper Retirement Fund Series VII Statement of Additional Information filed herewith, except for the following:



     a. During the thirteen month period ended July 31, 1997 and the fiscal years ended June 30, 1996 and 1995, ZKI received management fees from Series I aggregating $591,000, $539,000 and $514,000, respectively.



     b. During the thirteen month period ended July 31, 1997 and the fiscal years ended June 30, 1996 and 1995, ZKI received management fees from Series II aggregating $906,000, $862,000 and $848,000, respectively.



     c. During the thirteen month period ended July 31, 1997 and the fiscal years ended June 30, 1996 and 1995, ZKI received management fees from Series III aggregating $657,000, $623,000 and $604,000, respectively.



     d. During the thirteen month period ended July 31, 1997 and the fiscal years ended June 30, 1996 and 1995, ZKI received management fees from Series IV aggregating $730,000, $734,000 and $731,000, respectively.



     e. During the thirteen month period ended July 31, 1997 and the fiscal years ended June 30, 1996 and 1995, ZKI received management fees from Series V aggregating $704,000, $672,000 and $514,000, respectively.



     f. During the thirteen month period ended July 31, 1997 and the fiscal year ended June 30, 1996, and the fiscal period from May 1, 1995 to June 30, 1995 ZKI received management fees from Series VI aggregating $332,000, $152,000 and $3,000, respectively.



     g. During the thirteen month period ended July 31, 1997, ZKDI received administrative services fees from Series I, Series II, Series III, Series IV, Series V and Series VI aggregating $1,915,000 and paid service fees to firms in the amount of $1,918,000, including $26,000 paid to firms affiliated with ZKDI.



     h. During the thirteen month period ended July 31, 1997, Investors Fiduciary Trust Company remitted shareholder service fees in the amount of $635,000 to Zurich Kemper Service Company as Shareholder Service Agent for Series I, Series II, Series III, Series IV, Series V and Series VI.

ITEM 17. BROKERAGE ALLOCATION AND OTHER PRACTICES



     Reference is made to the section entitled "Portfolio Transactions" in the Kemper Retirement Fund Series VII Statement of Additional Information filed herewith, except for the following:



     a. During the thirteen month period ended July 31, 1997, Series I paid total portfolio brokerage commissions of $245,000 and of this amount, 88% was allocated to broker-dealers on the basis of research information and during the fiscal years ended June 30, 1996 and 1995, Series I paid portfolio brokerage commissions of $208,000 and $197,000, respectively.



     b. During the thirteen month period ended July 31, 1997, Series II paid total portfolio brokerage commissions of $283,000 and of this amount, 88% was allocated to broker-dealers on the basis of research information and during the fiscal years ended June 30, 1996 and 1995, Series II paid portfolio brokerage commissions of $250,000 and $236,000, respectively.



     c. During the thirteen month period ended July 31, 1997, Series III paid total portfolio brokerage commissions of $222,000 and of this amount, 88% was allocated to broker-dealers on the basis of research information and during the fiscal years ended June 30, 1996 and 1995, Series III paid portfolio brokerage commissions of $204,000 and $188,000, respectively.



     d. During the thirteen month period ended July 31, 1997, Series IV paid total portfolio brokerage commissions of $221,000 and of this amount, 88% was allocated to broker-dealers on the basis of research information and during the fiscal years ended June 30, 1996 and 1995, Series IV paid portfolio brokerage commissions of $210,000 and $196,000, respectively.



     e. During the thirteen month period ended July 31, 1997, Series V paid total portfolio brokerage commissions of $244,000 and of this amount, 88% was allocated to broker-dealers on the basis of research information and during the fiscal years ended June 30, 1996 and 1995, Series V paid portfolio brokerage commissions of $212,000 and $159,000, respectively.



     f. During the thirteen month period ended July 31, 1997, Series VI paid total portfolio brokerage commissions of $105,000 and of this amount, 90% was allocated to broker-dealers on the basis of research information and during the fiscal year ended June 30, 1996 and the fiscal period from May 1, 1995 to June 30, 1995, Series VI paid portfolio brokerage commissions of $49,000 and $0, respectively.



ITEM 18. CAPITAL STOCK AND OTHER SECURITIES



     Reference is made to the sections entitled "Dividends and Taxes" and "Shareholder Rights" in the Kemper Retirement Fund Series VII Statement of Additional Information filed herewith.



ITEM 19. PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED



     Reference is made to the section entitled "Purchase and Redemption of Shares" in the Kemper Retirement Fund Series VII Statement of Additional Information filed herewith, except that shares of Series I, Series II, Series III, Series IV, Series V and Series VI are no longer available for purchase.



ITEM 20. TAX STATUS



     Reference is made to the section entitled "Dividends and Taxes" in the Kemper Retirement Fund Series VII Statement of Additional Information filed herewith.



ITEM 21. UNDERWRITERS



     Reference is made to the section entitled "Investment Manager and Underwriter" in the Kemper Retirement Fund Series VII Statement of Additional Information filed herewith, except for the following:



     a. During the period from November 15, 1993 to June 30, 1994 and the fiscal year ended June 30, 1995, ZKDI retained underwriting commissions with respect to Series V of $344,000 and

          $300,000, respectively, after allowing $2,933,000 and $2,993,000, respectively, as commissions to firms, including $381,000 and $434,000, respectively, paid to firms affiliated with ZKDI.



     b. For the thirteen month period ended July 31, 1997, the fiscal year ended June 30, 1996 and for the period May 1, 1995 to June 30, 1995 ZKDI retained underwriting commissions with respect to Series VI of $96,000, $214,000 and $35,000, respectively, after allowing $736,000,
         $1,755,000 and $300,000, respectively, as commissions to firms including $0, $211,000 and $37,000, respectively, paid to firms affiliated with ZKDI.



ITEM 22. CALCULATION OF PERFORMANCE DATA



     Inapplicable.



ITEM 23. FINANCIAL STATEMENTS



     Attached.

                           KEMPER WORLDWIDE 2004 FUND



                                    PART B:


         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION



ITEM 10. COVER PAGE



     Reference is made to the Cover Page in the Kemper Worldwide 2004 Fund Statement of Additional Information filed herewith.



ITEM 11. TABLE OF CONTENTS



     Reference is made to the section entitled "Table of Contents" in the Kemper Worldwide 2004 Fund Statement of Additional Information filed herewith.



ITEM 12. GENERAL INFORMATION AND HISTORY



     Inapplicable.



ITEM 13. INVESTMENT OBJECTIVES AND POLICIES



     Reference is made to the sections entitled "Investment Restrictions" and "Investment Policies and Techniques" in the Kemper Worldwide 2004 Fund Statement of Additional Information filed herewith. In addition, Kemper Worldwide 2004 Fund did not borrow as permitted by investment restriction number four during the latest fiscal year.



ITEM 14. MANAGEMENT OF THE FUND



     Reference is made to the sections entitled "Investment Manager and Underwriter" in the Kemper Worldwide 2004 Fund Statement of Additional Information and "Officers and Trustees" in the Kemper Worldwide 2004 Fund Statement of Additional Information filed herewith, and for information about the investment management and sub-adviser see "Investment Manager and Underwriter" in the Kemper Retirement Fund Series VII prospectus filed herewith, except for the following:



     The table below shows amounts paid to those trustees who are not designated "interested persons" during the Fund's 1997 fiscal year except that the information in the last column is for calendar year 1996.



                                                                   AGGREGATE          TOTAL
                                                                 COMPENSATION      COMPENSATION
                                                                  FROM KEMPER      KEMPER FUNDS
                                                                   WORLDWIDE         PAID TO
                      NAME OF TRUSTEE                              2004 FUND       TRUSTEES(2)
                      ---------------                            ------------      ------------
James B. Akins..............................................        $  900           $ 94,300
Arthur R. Gottschalk(1).....................................        $1,000           $102,700
Frederick T. Kelsey.........................................        $  900           $106,800
Fred B. Renwick.............................................        $  900           $ 94,300
John B. Tingleff............................................        $  900           $ 94,300
John G. Weithers............................................        $  900           $ 94,300


---------------

(1) Includes deferred fees and interest thereon pursuant to deferred compensation agreements with the Fund. Deferred amounts accrue interest monthly at a rate equal to the yield of Zurich Money Funds -- Zurich Money Market Fund. The total deferred amount and interest accrued through June 30, 1997 for the Fund is $4,800 for Mr. Gottschalk.



(2) Includes compensation for service on the boards of 13 Kemper funds with 36 fund portfolios. Each trustee currently serves as a board member of 13 Kemper Funds with 46 fund portfolios.

ITEM 15. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES



     Reference is made to the section entitled "Officers and Trustees" in the Kemper Worldwide 2004 Fund Statement of Additional Information filed herewith, except for the following:



     b. As of October 17, 1997, the trustees and officers of Registrant as a group owned less than 1% of the then outstanding shares of each series of Registrant.



     c. As of October 17, 1997, no person owned of record more than 5% of the shares of Kemper Worldwide 2004 Fund except as noted below:



NAME & ADDRESS                                                PERCENTAGE
--------------                                                ----------
EVEREN Clearing Corp. ......................................   (6.58%)
77 W. Wacker Drive
Chicago, IL
National Financial Svcs Corp. ..............................   (7.48%)
One World Financial Center
200 Liberty Street
New York, NY



ITEM 16. INVESTMENT ADVISORY AND OTHER SERVICES



     Reference is made to the section entitled "Investment Manager and Underwriter" in the Kemper Worldwide 2004 Fund Statement of Additional Information filed herewith, except for the following:



     a. During the thirteen month period ended July 31, 1997 and the fiscal years ended June 30, 1996 and 1995, ZKI received management fees from Kemper Worldwide 2004 Fund of $233,000, $214,000, and $129,000,
          respectively.



     b. During the thirteen month period ended July 31, 1997, ZKDI received administrative service fees from Kemper Worldwide 2004 Fund of $96,000 and paid service fees to firms in the amount of $96,000.



     c. During the thirteen month period ended July 31, 1997, Investors Fiduciary Trust Company remitted shareholder service fees in the amount of $38,000 to Zurich Kemper Service Company as Shareholder Service Agent for Kemper Worldwide 2004 Fund.



ITEM 17. BROKERAGE ALLOCATION AND OTHER PRACTICES



     Reference is made to the section entitled "Portfolio Transactions" in the Kemper Retirement Series III Fund Statement of Additional Information filed herewith, except for the following:



        During the fiscal year ended June 30, 1997, Kemper Retirement Series VII Fund paid total portfolio brokerage commissions of $56,000, and of this amount, 83% was allocated to broker-dealers on the basis of research information and during the fiscal years ended June 30, 1996 and 1995, Kemper Worldwide 2004 Fund paid portfolio brokerage commissions of $121,000 and $179,000, respectively.



ITEM 18. CAPITAL STOCK AND OTHER SECURITIES



     Reference is made to the sections entitled "Dividends and Taxes" and "Shareholder Rights" in the Kemper Worldwide 2004 Fund Statement of Additional Information filed herewith, except for the following: Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the Fund unless the Shareholder request that such policy not be applied to the Shareholder's account.

ITEM 19. PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED



     Reference is made to the section entitled "Purchase and Redemption of Shares" in the Kemper Worldwide 2004 Fund Statement of Additional Information filed herewith, except that shares of Kemper Worldwide 2004 Fund are no longer available for purchase.



ITEM 20. TAX STATUS



     Reference is made to the section entitled "Dividends and Taxes" in the Kemper Worldwide 2004 Fund Statement of Additional Information filed herewith.



ITEM 21. UNDERWRITERS



     Reference is made to the section entitled "Investment Manager and Underwriter" in the Kemper Worldwide 2004 Fund Statement of Additional Information filed herewith.



ITEM 22. CALCULATION OF PERFORMANCE DATA



     Reference is made to the section entitled "Performance" in the Kemper Worldwide 2004 Fund Statement of Additional Information filed herewith.



ITEM 23. FINANCIAL STATEMENTS



     Attached.

                      STATEMENT OF ADDITIONAL INFORMATION

                                NOVEMBER 1, 1997


                       KEMPER RETIREMENT FUND SERIES VII
           222 SOUTH RIVERSIDE PLAZA STREET, CHICAGO, ILLINOIS 60606
                                 1-800-621-1048


This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Kemper Retirement Fund Series VII (the "Fund") dated November 1, 1997. The prospectus may be obtained without charge from the Fund. The Fund is a series of Kemper Target Equity Fund.


                               ------------------

                               TABLE OF CONTENTS


                               Page
                               ----
Investment Restrictions.....................................  B-1

Investment Policies and Techniques..........................  B-2

Dividends and Taxes.........................................  B-9

Performance.................................................  B-11

Investment Manager and Underwriter..........................  B-11

Portfolio Transactions......................................  B-14

Purchase and Redemption of Shares...........................  B-15

Officers and Trustees.......................................  B-15

Shareholder Rights..........................................  B-17



The financial statements appearing in the Fund's 1997 Annual Report to Shareholders are incorporated herein by reference. The Annual Report accompanies this document.



KRF-13 11/97      [LOGO] printed on recycled paper

INVESTMENT RESTRICTIONS

Kemper Target Equity Fund (the "Trust") has adopted the following fundamental investment restrictions which cannot be changed with respect to Kemper Retirement Fund Series VII (the "Fund"), without approval of a "majority" of its outstanding shares, which means the lesser of (1) 67% of the Fund's shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the Fund's outstanding shares.

The Fund may not, as a fundamental policy:

(1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the total value of the Fund's assets would be invested in securities of that issuer.

(2) Purchase more than 10% of any class of voting securities of any issuer.

(3) Make loans to others provided that the Fund may purchase debt obligations or repurchase agreements and it may lend its securities in accordance with its investment objectives and policies.

(4) Borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities. If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Fund will not borrow for leverage purposes and will not purchase securities or make investments while borrowings are outstanding.

(5) Pledge, hypothecate, mortgage or otherwise encumber more than 15% of its total assets and then only to secure borrowings permitted by restriction 4 above. (The collateral arrangements with respect to options, financial futures and delayed delivery transactions and any margin payments in connection therewith are not deemed to be pledges or other encumbrances.)

(6) Purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with options and financial futures transactions.

(7) Make short sales of securities or other assets or maintain a short position for the account of the Fund unless at all times when a short position is open it owns an equal amount of such securities or other assets or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities or other assets of the same issue as, and equal in amount to, the securities or other assets sold short and unless not more than 10% of the Fund's total assets is held as collateral for such sales at any one time.

(8) Purchase securities (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if as a result of such purchase 25% or more of the Fund's total assets would be invested in any one industry.

(9) Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options on such contracts, and engage in foreign currency transactions; or in real estate (including real estate limited partnerships), although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate including real estate investment trusts.

(10) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(11) Issue senior securities as defined in the Investment Company Act of 1940.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Fund did not borrow money as permitted by investment restriction number (4) in the latest fiscal year and it has no present intention of borrowing during the current year. The Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval.

The Fund may not, as a non-fundamental policy:

(i) Invest in warrants if more than 5% of the Fund's net assets would be invested in warrants. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York or American Stock Exchanges. Warrants acquired in units or attached to securities may be deemed to be without value for such purposes.

(ii) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

(iii) Invest in oil, gas or other mineral leases.

(iv) Invest more than 5% of the Fund's total assets in securities of issuers (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) which with their predecessors have a record of less than three years continuous operation and equity securities of issuers which are not readily marketable.

(v) Invest more than 5% of its total assets in restricted securities, excluding restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 that have been determined to be liquid pursuant to procedures adopted by the Board of Trustees, provided that the total amount of Fund assets invested in restricted securities and securities of issuers which with their predecessors have a record of less than three years continuous operation will not exceed 10% of total assets.

(vi) Invest more than 10% of its total assets in securities of real estate investment trusts.

(vii) Write or sell put or call options, combinations thereof or similar options; nor may the Fund purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Fund may buy or sell options on financial futures contracts.

(viii) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Trust or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(ix) Invest for the purpose of exercising control or management of another issuer.

(x) Invest in interests in oil or gas exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

INVESTMENT POLICIES AND TECHNIQUES

GENERAL. The Fund may invest in Zero Coupon Treasuries and Equity Securities (as defined in the prospectus) and engage in futures, options and other derivatives transactions and other investment techniques in accordance with its investment objectives and policies. See "Investment Objectives, Policies and Risk Factors" in the prospectus. Supplemental information concerning the Fund's investments and certain investment techniques is set forth below.

ZERO COUPON TREASURIES. There are currently two basic types of zero coupon securities, those created by separating the interest and principal components of a previously issued interest-paying security and those originally issued in the form of a face amount only security paying no interest. Zero coupon securities of the U.S.

Government and certain of its agencies and instrumentalities and of private corporate issuers are currently available, although the Fund will purchase only those that represent direct obligations of the U.S. Government.

Zero coupon securities of the U.S. Government that are currently available are called STRIPS (Separate Trading of Registered Interest and Principal of Securities) or CUBES (Coupon Under Book-Entry Safekeeping). STRIPS and CUBES are issued under programs introduced by the U.S. Treasury and are direct obligations of the U.S. Government. The U.S. Government does not issue zero coupon securities directly. The STRIPS program, which is ongoing, is designed to facilitate the secondary market stripping of selected Treasury notes and bonds into individual interest and principal components. Under the program, the U.S. Treasury continues to sell its notes and bonds through its customary auction process. However, a purchaser of those notes and bonds who has access to a book-entry account at a Federal Reserve bank may separate the specified Treasury notes and bonds into individual interest and principal components. The selected Treasury securities may thereafter be maintained in the book-entry system operated by the Federal Reserve in a manner that permits the separate trading and ownership of the interest and principal payments. The Federal Reserve does not charge a fee for this service; however, the book-entry transfer of interest or principal components is subject to the same fee schedule generally applicable to the transfer of Treasury securities.

Under the program, in order for a book-entry Treasury security to be separated into its component parts, the face amount of the security must be an amount which, based on the stated interest rate of the security, will produce a semi-annual interest payment of $1,000 or a multiple of $1,000. Once a book-entry security has been separated, each interest and principal component may be maintained and transferred in multiples of $1,000 regardless of the face amount initially required for separation or the resulting amount required for each interest payment.

CUBES, like STRIPS, are direct obligations of the U.S. Government. CUBES are coupons that have previously been physically stripped from Treasury notes and bonds, but which were deposited with the Federal Reserve and are now carried and transferable in book-entry form only. Only stripped Treasury coupons maturing on or after January 15, 1988, that were stripped prior to January 5, 1987, were eligible for conversion to book-entry form under the CUBES program.

Investment banks may also strip Treasury securities and sell them under proprietary names. These securities may not be as liquid as STRIPS and CUBES and the Fund has no present intention of investing in these instruments.

STRIPS and CUBES are purchased at a discount from $1,000. Absent a default by the U.S. Government, a purchaser will receive face value for each of the STRIPS and CUBES provided the STRIPS and CUBES are held to their due dates. While STRIPS and CUBES can be purchased on any business day, they all currently come due on February 15, May 15, August 15 or November 15.

FINANCIAL FUTURES CONTRACTS. The Fund may enter into financial futures contracts for the future delivery of a financial instrument, such as a security, or an amount of foreign currency or the cash value of a securities index. This investment technique is designed primarily to hedge (i.e., protect) against anticipated future changes in market conditions or foreign exchange rates which otherwise might adversely affect the value of securities or other assets which the Fund holds or intends to purchase. A "sale" of a futures contract means the undertaking of a contractual obligation to deliver the securities or the cash value of an index or foreign currency called for by the contract at a specified price during a specified delivery period. A "purchase" of a futures contract means the undertaking of a contractual obligation to acquire the securities or cash value of an index or foreign currency at a specified price during a specified delivery period. At the time of delivery, in the case of fixed income securities pursuant to the contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than that specified in the contract. In some cases, securities called for by a futures contract may not have been issued at the time the contract was written.

Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities or other assets, in most cases a party will close out the contractual commitment before delivery without having to make or take delivery of the underlying assets by purchasing (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying securities or other assets. All transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded. The Fund will incur brokerage fees when it purchases or sells contracts, and will be required to maintain margin deposits. At the time the Fund enters into a futures contract, it is required to deposit with its custodian, on behalf of the broker, a specified amount of cash or eligible securities, called "initial margin." The initial margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, called "variation margin," to and from the broker are made on a daily basis as the market price of the futures contract fluctuates. The costs incurred in connection with futures transactions could reduce the Fund's return. Futures contracts entail risks. If the investment manager's judgment about the general direction of markets or exchange rates is wrong, the overall performance may be poorer than if no such contracts had been entered into.

There may be an imperfect correlation between movements in prices of futures contracts and portfolio assets being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin requirements, distortions in the normal relationship between the assets and futures markets could result. Price distortions could also result if investors in futures contracts decide to make or take delivery of underlying securities or other assets rather than engage in closing transactions because of the resultant reduction in the liquidity of the futures market. In addition, because, from the point of view of speculators, the margin requirements in the futures market are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities or other assets and movements in the prices of futures contracts, a correct forecast of market trends by the investment manager may still not result in a successful hedging transaction. If any of these events should occur, the Fund could lose money on the financial futures contracts and also on the value of its assets.

OPTIONS ON FINANCIAL FUTURES CONTRACTS. The Fund may purchase and write call and put options on financial futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise, the writer of the option delivers the futures contract to the holder at the exercise price. The Fund would be required to deposit with its custodian initial margin and maintenance margin with respect to put and call options on futures contracts written by it. The Fund will establish segregated accounts or will provide cover with respect to written options on financial futures contracts in a manner similar to that described under "Options on Securities" below. Options on futures contracts involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by the Fund may expire worthless, in which case the Fund would lose the premium paid therefor.

OPTIONS ON SECURITIES. The Fund may invest in put and call options on securities. The Fund will only invest in options which are traded on securities exchanges and for which it pays a premium (cost of option). The Fund may enter into closing transactions, exercise its options or permit them to expire. A put option gives the holder (buyer) the "right to sell" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option gives the holder (buyer) the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). The Fund may purchase spread options which are options for which the exercise price may be a fixed dollar spread or yield spread between the security underlying the option and another security that is used as a bench mark. The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. Options traded on national securities exchanges are issued by The Options Clearing Corporation.

In effect, the buyer of a put option who also owns the related security is protected by ownership of the put option against any decline in that security's price below the exercise price less the amount paid for the option. The ability to purchase put options allows the Fund to protect capital gains in an appreciated security it owns, without being required to sell that security.

At times the Fund may wish to establish a position in a security upon which call options are available. By purchasing a call option the Fund is able to fix the cost of acquiring the security, this being the cost of the call option plus the exercise price of the option. This procedure also provides some protection from an unexpected downturn in the market because the Fund would be at risk only for the amount of the premium paid for the call option which it can, if it chooses, permit to expire.

When the Fund purchases a call option it pays a premium. The Fund will benefit only if the market price of the related investment is above the call price plus the premium during the exercise period and the call is either exercised or sold at a profit. If it is not exercised or sold, it will become worthless at its expiration date and the Fund will lose its premium payment. If the Fund buys a put option, it also pays a premium. If the market price of the related investment is above the exercise price and, as a result, the put is not exercised or sold, the put will become worthless at its expiration date.

OPTIONS ON SECURITIES INDICES. The Fund also may purchase call and put options on securities indices in an attempt to hedge against market conditions affecting the value of securities that the Fund owns or intends to purchase, and not for speculation. Through the purchase of index options, the Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike security options, all settlements are in cash and gain or loss depends upon price movements in the market generally (or in a particular industry or segment of the market) rather than upon price movements in individual securities. Price movements in securities that the Fund owns or intends to purchase will probably not correlate perfectly with movements in the level of an index since the prices of such securities may be affected by somewhat different factors. Therefore, the Fund bears the risk that a loss on an index option would not be completely offset by movements in the price of such securities.

Options on a securities index involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by the Fund may expire worthless, in which case the Fund would lose the premium paid therefor.

REGULATORY RESTRICTIONS. To the extent required to comply with applicable regulation, when purchasing a futures contract, or entering into a forward foreign currency exchange purchase, the Fund will maintain eligible securities in a segregated account. The Fund will use cover in connection with selling a futures contract.

The Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which the Fund holds or intends to purchase.

FOREIGN SECURITIES. Although the Fund will invest primarily in securities that are publicly traded in the United States, it has the discretion to invest a portion of its assets in foreign securities that are traded principally in securities markets outside the United States. The Fund currently limits investment in foreign securities not publicly traded in the United States to less than 10% of its total assets. As discussed below, American Depository Receipts are publicly traded in the United States and, therefore, are not subject to the preceding limitation. The Fund intends to invest in foreign securities that are not publicly traded in the United States only when the potential benefits to the Fund are deemed to outweigh the risks.

Foreign securities involve currency risks. The U.S. Dollar value of a foreign security tends to decrease when the value of the U.S. Dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing the security. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

Foreign securities may be subject to foreign government taxes that reduce their attractiveness. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possible imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities and the markets for foreign securities may be less liquid. In addition, there may be less publicly available information about foreign issuers than about domestic issuers. Many foreign issuers are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. There is generally less regulation of stock exchanges, brokers, banks and listed companies abroad than in the United States. Settlement of Foreign Securities trades may take longer and present more risk than for domestic securities. With respect to certain foreign countries, there is a possibility of expropriation or diplomatic developments that could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

EMERGING MARKETS. While the Fund's investments in foreign securities will principally be in developed countries, the Fund may invest a portion of its assets in countries considered by the Fund's investment manager to be developing or "emerging" markets, which involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems that may be less stable. A developing or emerging market country can be considered to be a country that is in the initial stages of its industrialization cycle. Currently, emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. Currently, investing in many emerging markets may not be desirable or feasible because of the lack of adequate custody arrangements for the Fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or other reasons. As opportunities to invest in securities in emerging markets develop, the Fund may expand and further broaden the group of emerging markets in which it invests. In the past, markets of developing countries have been more volatile than the markets of developed countries; however, such markets often have provided higher rates of return to investors. The investment manager believes that these characteristics can be expected to continue in the future.

Many of the risks described above relating to foreign securities generally will be greater for emerging markets than for developed countries. For instance, economies in individual developing markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging markets have experienced substantial rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain developing markets. Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries with which they trade.

Also, the securities markets of developing countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure, regulatory and accounting standards in many respects are less stringent than in the United States and other developed markets. There also may be a lower level of monitoring and regulation of developing markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States; this is particularly true with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such settlement problems may cause emerging market securities to be illiquid. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Certain emerging markets may lack clearing facilities equivalent to those in developed countries. Accordingly, settlements can pose additional risks in such markets and ultimately can expose the Fund to the risk of losses resulting from the Fund's inability to recover from a counterparty.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading securities may cease or may be substantially curtailed and prices for the Fund's portfolio securities in such markets may not be readily available. The Fund's portfolio securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Board of Trustees.

Investment in certain emerging market securities is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market securities and increase the cost and expenses of the Fund. Emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments, the market could impose temporary restrictions on foreign capital remittances.

PRIVATIZED ENTERPRISES. Investments in foreign securities may include securities issued by enterprises that have undergone or are currently undergoing privatization. The governments of certain foreign countries have, to varying degrees, embarked on privatization programs contemplating the sale of all or part of their interests in state enterprises. The Fund's investments in the securities of privatized enterprises include privately negotiated investments in a government- or state-owned or controlled company or enterprise that has not yet conducted an initial equity offering, investments in the initial offering of equity securities of a state enterprise or former state enterprise and investments in the securities of a state enterprise following its initial equity offering.

In certain jurisdictions, the ability of foreign entities, such as the Fund, to participate in privatizations may be limited by local law, or the price or terms on which the Fund may be able to participate may be less advantageous than for local investors. Moreover, there can be no assurance that governments that have embarked on privatization programs will continue to divest their ownership of state enterprises, that proposed privatizations will be successful or that governments will not re-nationalize enterprises that have been privatized.

In the case of the enterprises in which the Fund may invest, large blocks of the stock of those enterprises may be held by a small group of stockholders, even after the initial equity offerings by those enterprises. The sale of some portion or all of those blocks could have an adverse effect on the price of the stock of any such enterprise.

Prior to making an initial equity offering, most state enterprises or former state enterprises go through an internal reorganization of management. Such reorganizations are made in an attempt to better enable these enterprises to compete in the private sector. However, certain reorganizations could result in a management team that does not function as well as the enterprise's prior management and may have a negative effect on such enterprise. In addition, the privatization of an enterprise by its government may occur over a number of years, with the government continuing to hold a controlling position in the enterprise even after the initial equity offering for the enterprise.

Prior to privatization, most of the state enterprises in which the Fund may invest enjoy the protection of and receive preferential treatment from the respective sovereigns that own or control them. After making an initial equity offering these enterprises may no longer have such protection or receive such preferential treatment and may become subject to market competition from which they were previously protected. Some of these enterprises may not be able to effectively operate in a competitive market and may suffer losses or experience bankruptcy due to such competition.

DEPOSITORY RECEIPTS. The Fund may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs"). For many foreign securities, there are U.S. Dollar-denominated ADRs, which are bought and sold in the United States and are generally issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in the domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, the Fund will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for most ADRs. The Fund may also invest in securities of foreign issuers in the form of European Depository Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European and other foreign securities markets. EDRs and GDRs are not necessarily denominated in the currency of the underlying security.

FOREIGN CURRENCY TRANSACTIONS. As indicated above (see "Foreign Securities"), the Fund may invest a limited portion of its assets in securities denominated in foreign currencies. The value of the assets of the Fund invested in such securities as measured in U.S. Dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

By entering into a forward contract in U.S. Dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. Dollar and such foreign currency. However, this tends to limit gains which might result from a positive change in such currency relationships.

When the Fund's investment manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar, it may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. It is extremely difficult to forecast short-term currency market movements, and whether such a short-term hedging strategy would be successful is highly uncertain.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

If the Fund retains the portfolio security and engages in an offsetting transaction with respect to a forward contract, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund would realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund would suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any gain which might result should the value of such currency increase. The Fund may have to convert its holdings of foreign currencies into U.S. Dollars from time to time in order to meet such needs as Fund expenses and redemption requests.

The Fund does not enter into forward contracts or maintain a net exposure in such contracts where the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. The Fund does not intend to enter into forward contracts for the purchase of a foreign currency if the Fund would have more than 5% of the value of its total assets committed to such contracts. The Fund segregates eligible securities to the extent required by applicable regulations in connection with forward foreign currency exchange contracts entered into for the purchase of a foreign currency. The Fund generally does not enter into a forward contract with a term longer than one year.

The Fund may also hedge its foreign currency exchange rate risk by engaging in foreign currency financial futures transactions and by purchasing foreign currency options. A foreign currency call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. Through the purchase or sale of foreign currency financial futures contracts, the Fund may be able to achieve many of the same objectives as through forward foreign currency exchange contracts more effectively and perhaps at a lower cost. Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. Such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts. For additional information concerning options transactions and financial futures transactions, please see "Investment Objectives, Policies and Risk Factors--Additional Investment Information" in the prospectus and related subsections above under "Investment Policies and Techniques."

REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements, which are instruments under which the Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Fund's holding period. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon. The Fund currently does not intend to invest more than 5% of its net assets in repurchase agreements during the current year.

SHORT SALES AGAINST-THE-BOX. The Fund may make short sales against-the-box for the purpose of deferring realization of gain or loss for federal income tax purposes. A short sale "against-the-box" is a short sale in which the Fund owns at least an equal amount of the securities sold short or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and at least equal in amount to, the securities or other assets sold short. The Fund may engage in such short sales only to the extent that not more than 10% of the Fund's total assets (determined at the time of the short sale) is held as collateral for such sales. The Fund currently does not intend, however, to engage in such short sales to the extent that more than 5% of its net assets will be held as collateral therefor during the current year.

DIVIDENDS AND TAXES

DIVIDENDS. The Fund will normally distribute annual dividends of net investment income and any net realized short-term and long-term capital gains. The Fund may at any time vary the foregoing dividend practice and, therefore, reserves the right from time to time either to distribute or to retain for reinvestment such of its net investment income and its net short-term and long-term capital gains as the Board of Trustees determines appropriate under then current circumstances. In particular, and without limiting the foregoing, the Fund may make additional distributions of net investment income or capital gain net income in order to satisfy the minimum distribution requirements contained in the Internal Revenue Code (the "Code"). Dividends will be reinvested in shares of the Fund unless shareholders indicate in writing that they wish to receive them in cash or in shares of other Kemper Funds. As reflected in the prospectus (see "Dividends and Taxes"), shareholders must reinvest all dividends and hold their shares until the Maturity Date in order to be assured of the benefit of the Fund's Investment Protection.

TAXES. The Fund intends to qualify as a regulated investment company under Subchapter M of the Code and, if so qualified, will not be liable for federal income taxes to the extent its earnings are distributed. One of the Subchapter M requirements to be satisfied is that less than 30% of the Fund's gross income during the fiscal year must be derived from gains (not reduced by losses) from the sale or other disposition of securities and certain other investments held for less than three months. The Fund may be limited in its options, futures and foreign currency transactions in order to prevent recognition of such gains.

The Fund's options, futures and foreign currency transactions are subject to special tax provisions that may accelerate or defer recognition of certain gains or losses, change the character of certain gains or losses, or alter the holding periods of certain of the Fund's securities.

The mark-to-market rules of the Code may require the Fund to recognize unrealized gains and losses on certain options and futures held by the Fund at the end of the fiscal year. Under these provisions, 60% of any capital gain net income or loss recognized will generally be treated as long-term and 40% as short-term. However, although certain forward contracts and futures contracts on foreign currency are mark-to-market, the gain or loss is generally ordinary under Section 988 of the Code. In addition, the straddle rules of the Code would require deferral of certain losses realized on positions of a straddle to the extent that the Fund had unrealized gains in offsetting positions at year end.

A 4% excise tax is imposed on the excess of the required distribution for a calendar year over the distributed amount for such calendar year. The required distribution is the sum of 98% of the Fund's net investment income for the calendar year plus 98% of its capital gain net income for the one-year period ending October 31, plus any undistributed net investment income from the prior calendar year, plus any undistributed capital gain net income from the one year period ended October 31 in the prior calendar year, minus any overdistribution in the prior calendar year. For purposes of calculating the required distribution, foreign currency gains or losses occurring after October 31 are taken into account in the following calendar year. The Fund intends to declare or distribute dividends during the appropriate periods of an amount sufficient to prevent imposition of the 4% excise tax.

A portion of the ordinary income dividends from the Fund may be eligible for the dividends received deduction available to corporate shareholders. The aggregate amount eligible for the dividends received deduction may not exceed the aggregate qualifying dividends received by the Fund for the fiscal year.

A shareholder who redeems shares of the Fund will recognize capital gain or loss for federal income tax purposes measured by the difference between the value of the shares redeemed and the adjusted cost basis of the shares. Any loss recognized on the redemption of Fund shares held six months or less will be treated as long-term capital loss to the extent that the shareholder has received any long-term capital gain dividends on such shares. A shareholder who has redeemed shares of the Fund or any other Kemper Mutual Fund listed in the prospectus under "Special Features--Combined Purchases" (other than shares of Kemper Cash Reserves Fund not acquired by exchange from another Kemper Mutual
Fund) may reinvest the amount redeemed at net asset value at the time of the reinvestment in shares of the Fund or in shares of the other Kemper Mutual Funds within six months of the redemption as described in the prospectus under "Redemption or Repurchase of Shares--Reinvestment Privilege." If the redeemed shares were held less than 91 days, then the lesser of (a) the sales charge waived on the reinvested shares, or (b) the sales charge incurred on the redeemed shares, is included in the basis of the reinvested shares and is not included in the basis of the redeemed shares. If a shareholder realizes a loss on the redemption or exchange of Fund shares and reinvests in the same Fund's shares within 30 days before or after the redemption or exchange, the transactions may be subject to the wash sale rules resulting in a postponement of the recognition of such loss for federal income tax purposes. An exchange of Fund shares for shares of another fund is treated as a redemption and reinvestment for federal income tax purposes.

PERFORMANCE

As described in the prospectus, the Fund's historical performance or return may be shown in the form of "average annual total return" and "total return" figures. These various measures of performance are described below.

The Fund's average annual total return quotation is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. The average annual total return for the Fund for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in the Fund's shares on the first day of the period, adjusting to deduct the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Average annual total return may also be calculated without deducting the maximum sales charge.

Calculation of the Fund's total return is not subject to a standardized formula, except when calculated for the Fund's "Financial Highlights" table in the Fund's financial statements and prospectus. Total return performance for a specific period is calculated by first taking a hypothetical investment ("initial investment") in the Fund's shares on the first day of the period, either adjusting or not adjusting to deduct the maximum sales charge, and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period. Total return calculations that do not include the effect of the sales charge would be reduced if such charge were included.

The Fund's performance figures are based upon historical results and are not representative of future performance. The Fund's shares are sold at net asset value plus a maximum sales charge of 5.0% of the offering price. Returns and net asset value will fluctuate. Factors affecting the Fund's performance include general market conditions, operating expenses and investment management. Any additional fees charged by a dealer or other financial services firm would reduce returns described in this section. Shares of the Fund are redeemable at the then current net asset value, which may be more or less than original cost.

INVESTMENT MANAGER AND UNDERWRITER


INVESTMENT MANAGER. Zurich Kemper Investments, Inc. ("ZKI"), 222 South Riverside Plaza, Chicago, Illinois 60606, is the Fund's investment manager. ZKI is wholly owned by ZKI Holding Corp. ZKI Holding Corp. is a more than 90% owned subsidiary of Zurich Holding Company of America, Inc., which is a wholly owned subsidiary of Zurich Insurance Company, a leading internationally recognized provider of insurance and financial services in property/casualty and life insurance, reinsurance and structured financial solutions as well as asset management. Pursuant to an investment management agreement, ZKI acts as the Fund's investment adviser, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. The investment management agreement provides that the Fund shall pay the charges and expenses of its operations, including the fees and expenses of the trustees (except those who are affiliated with ZKI), independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, brokerage commissions or transaction costs, costs of calculating net asset value, taxes and membership dues. The Fund bears the expenses of registration of its shares with the Securities and Exchange Commission, while the principal underwriter pays the cost of qualifying and maintaining the qualification of the Fund's shares for sale under the securities laws of the various states. Kemper Retirement Fund Series I, Series II, Series III, Series IV, Series V and Series VI (which are no longer being offered), and the Fund are subject to the investment management agreement. The Trust's expenses are generally allocated among the series on the basis of relative net assets at the time of allocation, except that expenses directly attributable to a particular series are charged to that series.

The Fund pays ZKI an investment management fee, payable monthly, at an annual rate of .50% of average daily net assets of the Fund. ZKI has agreed to reimburse the Fund to the extent required by applicable state expense limitations should all operating expenses of the Fund, including the investment management fees of ZKI but excluding taxes, interest, distribution fees, extraordinary expenses, brokerage commissions or transaction costs and any other properly excludable expenses, exceed the applicable state expense limitations. Currently, there are no state expense limitations in effect.

The investment management agreement provides that ZKI shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of ZKI in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

The investment management agreement continues in effect from year to year for each series subject to the agreement so long as its continuation is approved at least annually by (a) a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Trust and (b) by the shareholders of each series or the Board of Trustees. It may be terminated at any time upon 60 days' notice by either party, or by a majority vote of the outstanding shares of a series with respect to that series, and will terminate automatically upon assignment. If continuation is not approved for a series, the investment management agreement nevertheless may continue in effect for the series for which it is approved and ZKI may continue to serve as investment manager for the series for which it is not approved to the extent permitted by the Investment Company Act of 1940. The management fee and the expense limitation are computed based upon the average daily net assets of all series subject to the agreement and are allocated among such series based upon the relative net assets of each such series. Additional series may be subject to the same or a different agreement. Kemper Worldwide 2004 Fund, a series of the Trust, has a different agreement.

FUND SUB-ADVISER. Zurich Investment Management Limited ("ZIML"), 1 Fleet Place, London, U.K. EC4M 7R0, an affiliate of ZKI, is the sub-adviser for the foreign securities portion of the Fund. ZIML acts as sub-adviser pursuant to the terms of a sub-advisory agreement between it and ZKI.

Under the terms of the sub-advisory agreement for the Fund, ZIML renders investment advisory and management services with regard to that portion of the Fund's portfolio as may be allocated to ZIML by ZKI from time to time for management of foreign securities, including foreign currency transactions and related investments. ZIML may, under the terms of the sub-advisory agreement, render similar services to others including other investment companies. For its services, ZIML will receive from ZKI a monthly fee at the annual rate of .35% of the portion of the average daily net assets of the Fund allocated by ZKI to ZIML for management. ZIML permits any of its officers or employees to serve without compensation as trustees or officers of the Fund if elected to such positions. Kemper Retirement Fund Series I, Series II, Series III, Series IV, Series V and Series VI (which are no longer being offered) and the Fund are subject to the Sub-Advisory Agreement.

The sub-advisory agreement provides that ZIML will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the sub-advisory agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of ZIML in the performance of its duties or from reckless disregard by ZIML of its obligations and duties under the sub-advisory agreement.


The sub-advisory agreement continues in effect from year to year so long as its continuation is approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund and (b) by the shareholders or the Board of Trustees. The sub-advisory agreement may be terminated at any time for the Fund upon 60 days notice by ZKI, ZIML or the Board of Trustees, or by a majority vote of the outstanding shares of the Fund, and will terminate automatically upon assignment or upon the termination of the Fund's investment management agreement. If additional Funds become subject to the sub-advisory agreement, the provisions concerning continuation, amendment and termination shall be on a Fund-by-Fund basis. Additional Funds may be subject to a different agreement. Kemper Worldwide 2004 Fund, a series of the Trust, is subject to a different sub-advisory agreement.

PRINCIPAL UNDERWRITER. Zurich Kemper Distributors, Inc. ("ZKDI"), a wholly owned subsidiary of ZKI, is the principal underwriter for shares of the Trust and acts as agent of the Trust in the continuous offering of its shares. The Trust pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and ZKDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. ZKDI also pays for supplementary sales literature and advertising costs. Terms of continuation, termination and assignment under the underwriting agreement are identical to those described above with regard to the investment management agreement, except that termination other than upon assignment requires six months' notice and continuation, amendment and termination need not be on a series by series basis.

ADMINISTRATIVE SERVICES. Administrative services are provided to the Trust under an administrative services agreement ("administrative agreement") with ZKDI. ZKDI bears all its expenses of providing services pursuant to the administrative agreement between ZKDI and the Trust, including the payment of any service fees. The Trust pays ZKDI an administrative services fee, payable monthly, at the annual rate of up to .25% of average daily net assets of the Trust.

ZKDI enters into related arrangements with various broker-dealer firms and other service or administrative firms ("firms"), that provide services and facilities for their customers or clients who are investors in the Trust. The firms shall provide such office space and equipment, telephone facilities and personnel as is necessary or appropriate for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Trust, and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. ZKDI pays such firms a service fee, payable quarterly, at an annual rate of up to .25% of the net assets in Trust accounts that they maintain and service commencing with the month after investment. Firms to which service fees may be paid include broker-dealers affiliated with ZKDI.

ZKDI also may provide some of the above services and may retain any portion of the fee under the administrative agreement not paid to firms to compensate itself for administrative functions performed for the Trust. Currently, the administrative services fee payable to ZKDI is based only upon Trust assets in accounts for which a firm provides administrative services and it is intended that ZKDI will pay all the administrative services fees that it receives from the Trust to firms in the form of service fees. The effective administrative services fee rate to be charged against all assets of the Trust while this procedure is in effect would depend upon the proportion of Trust assets that is in accounts for which a firm of record provides administrative services. The Board of Trustees of the Trust, in its discretion, may approve basing the fee to ZKDI on all Trust assets in the future.

Certain trustees or officers of the Trust are also directors or officers of ZKI, ZIML or ZKDI as indicated under "Officers and Trustees."


CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT. Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105, as custodian and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of the Trust maintained in the United States. The Chase Manhattan Bank, Chase MetroTech Center, Brooklyn, New York 11245, as custodian, has custody of all securities and cash of the Trust held outside the United States. They attend to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund. IFTC is also the Trust's transfer agent and dividend-paying agent. Pursuant to a services agreement with IFTC, Zurich Kemper Service Company ("ZKSVC"), an affiliate of ZKI, serves as "Shareholder Service Agent" of the Fund, and, as such, performs all of IFTC's duties as transfer agent and dividend paying agent. IFTC receives from the Fund as transfer agent, and pays to ZKSVC, annual account fees of $6 per account plus account set up, transaction and maintenance charges and out-of-pocket expense reimbursement. IFTC's fee is reduced by certain earnings credits in favor of the Fund.

INDEPENDENT AUDITORS AND REPORTS TO SHAREHOLDERS. The Trust's independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Fund's annual financial statements, review certain regulatory reports and the Fund's federal income tax return, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

PORTFOLIO TRANSACTIONS


ZKI and its affiliates furnish investment management services for the Kemper Funds, Zurich Money Market Funds and other clients including affiliated insurance companies. ZIML is the sub-adviser for the Fund and other Kemper Funds. ZKI and its affiliates share some common research and trading facilities. At times investment decisions may be made to purchase or sell the same investment securities for the Fund and for one or more of the other clients advised by ZKI or its affiliates. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security through the same trading facility, the transactions are allocated as to amount and price in a manner considered equitable to each.


The above mentioned factors may have a detrimental effect on the quantities or prices of securities and options and futures contracts available to the Fund. On the other hand, the ability of the Fund to participate in volume transactions may produce better executions for the Fund in some cases.

ZKI and ZIML, in effecting purchases and sales of portfolio securities for the account of the Fund, will implement the Fund's policy of seeking best execution of orders. ZKI and ZIML may be permitted to pay higher brokerage commissions for research services as described below. Consistent with this policy, orders for portfolio transactions are placed with broker-dealer firms giving consideration to the quality, quantity and nature of each firm's professional services, which include execution, financial responsibility, responsiveness, clearance procedures, wire service quotations and statistical and other research information provided to the Fund and ZKI and its affiliates. Subject to the policy of seeking best execution of an order, brokerage is allocated on the basis of all services provided. Any research benefits derived are available for all clients of ZKI and its affiliates. In selecting among firms believed to meet the criteria for handling a particular transaction, ZKI and ZIML may give consideration to those firms that have sold or are selling shares of the Fund and other funds managed by ZKI or its affiliates, as well as to those firms that provide market, statistical and other research information to the Fund and ZKI and its affiliates, although ZKI and ZIML are not authorized to pay higher commissions to firms that provide such services, except as described below.

ZKI and ZIML may in certain instances be permitted to pay higher brokerage commissions solely for receipt of market, statistical and other research services as defined in Section 28(e) of the Securities Exchange Act of 1934 and interpretations thereunder. Such services may include, among other things: economic, industry or company research reports or investment recommendations; computerized databases; quotation equipment and software; and research or analytical computer software and services. ZKI and ZIML may attempt to direct sufficient commissions and in the case of transactions for certain types of clients, dealer selling concessions on new issues of securities, to ensure the continued receipt of such research products and services. Where products or services have a "mixed use," a good faith effort is made to make a reasonable allocation of the cost of the products or services in accordance with the anticipated research and non-research uses and the cost attributable to non-research use is paid by ZKI or one of its affiliates in cash. Subject to
Section 28(e) and procedures adopted by the Board of Trustees of the Trust, the Fund could pay a firm that provides research services commissions for effecting a securities transaction for the Fund in excess of the amount other firms would have charged for the transaction if ZKI or ZIML determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing firm viewed in terms either of a particular transaction or ZKI's or ZIML's overall responsibilities to the Fund and other clients. Not all of such research services may be useful or of value in advising a particular Fund. Research benefits will be available for all clients of ZKI and its affiliates. The investment management fee paid by the Fund to ZKI is not reduced because these research services are received.

PURCHASE AND REDEMPTION OF SHARES

During the Offering Period described in the prospectus (see "Purchase of Shares"), Fund shares are sold at their public offering price, which is the net asset value next determined after an order is received in proper form plus a sales charge as described in the Fund's prospectus. The minimum initial investment is $1,000 and the minimum subsequent investment is $100, but such minimum amounts may be changed at any time. See the prospectus for certain exceptions to these minimums. An order for the purchase of shares that is accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Fund determines that it has received payment of the proceeds of the check. The time required for such determination will vary and cannot be determined in advance. The amount received by a shareholder upon redemption or repurchase may be more or less than the amount paid for such shares depending on the market value of the Fund's portfolio securities at the time; provided, however, shareholders who hold their shares to the Maturity Date and reinvest their dividends will receive the benefit of the Fund's Investment Protection.

Upon receipt by the Shareholder Service Agent of a request for redemption, shares will be redeemed by the Fund at the applicable net asset value as described in the Fund's prospectus.

Scheduled variations in or the elimination of the sales charge for purchases by certain classes of persons or through certain types of transactions as described in the prospectus is provided because of anticipated economies in sales and sales-related efforts.

The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange (the "Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of the Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

Although it is the Fund's present policy to redeem in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment were made wholly in cash, the Fund will satisfy the redemption request in whole or in part by a distribution of portfolio securities in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurred, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such a redemption would not be as liquid as a redemption entirely in cash. The Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder of record.

OFFICERS AND TRUSTEES

The officers and trustees of the Trust, their birthdates, their principal occupations and their affiliations, if any, with ZKI, the Fund's investment adviser, ZIML, the sub-adviser of the Fund, and ZKDI, the Fund's principal underwriter, are as follows (The number following each person's title is the number of investment companies managed by ZKI or an affiliate for which he or she holds similar positions):

JAMES E. AKINS (10/15/26), Director (13), 2904 Garfield Terrace N.W., Washington, D.C.; Consultant on International, Political and Economic Affairs; formerly a career United States Foreign Service Officer; Energy Adviser for the White House; United States Ambassador to Saudi Arabia.


ARTHUR R. GOTTSCHALK (2/13/25), Trustee (13), 10642 Brookridge Drive, Frankfort, Illinois; Retired; formerly, President, Illinois Manufacturers Association; Trustee, Illinois Masonic Medical Center; formerly, Illinois State Senator; formerly, Vice President, The Reuben H. Donnelly Corp.



FREDERICK T. KELSEY (4/25/27), Trustee (13), 738 York Court, Northbrook, Illinois; Retired; formerly, consultant to Goldman, Sachs & Co.; formerly, President, Treasurer and Trustee of Institutional Liquid Assets and its affiliated mutual funds; Trustee of the Benchmark Funds; Trustee of the Pilot Funds (through 1997).



FRED B. RENWICK (2/1/30), Director (13), 3 Hanover Square, New York, New York; Professor of Finance, New York University, Stern School of Business; Director, TIFF Investment Program, Inc.; Director, the Wartburg Home Foundation; Chairman, Investment Committee of Morehouse College Board of Trustees; Chairman, American Bible Society Investment Committee; formerly, member of the Investment Committee of Atlanta University Board of Trustees; formerly, Director of Board of Pensions Evangelical Lutheran Church of America.



STEPHEN B. TIMBERS (8/8/44), President and Trustee* (39), 222 South Riverside Plaza, Chicago, Illinois; President, Chief Executive Officer, Chief Investment Officer and Director, ZKI; Director, ZKDI, Zurich Kemper Value Advisors, Inc. and LTV Corporation; formerly, President and Chief Operating Officer of Kemper Corporation.



JOHN B. TINGLEFF (5/4/35), Trustee (13), 2015 South Lake Shore Drive, Harbor Springs, Michigan; Retired; formerly, President, Tingleff & Associates (management consulting firm); formerly, Senior Vice President, Continental Illinois National Bank & Trust Company.



JOHN G. WEITHERS (8/8/33), Trustee (13), 311 Springlake, Hinsdale, Illinois; Retired; formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange; Director, Federal Life Insurance Company; President of the Members of the Corporation and Trustee, DePaul University; Director, Systems Imagineering.



CHARLES R. MANZONI, JR. (1/23/47), Vice President* (39), 222 South Riverside Plaza, Chicago, Illinois; Executive Vice President, Secretary and General Counsel of ZKI; Secretary, ZKI Holding Corp., Secretary, ZKI Agency, Inc.; formerly, Partner, Gardner Carton & Douglas (attorneys).


STEVEN H. REYNOLDS (9/11/43), Vice President* (12), 222 South Riverside Plaza, Chicago, Illinois, Executive Vice President and Chief Investment
Officer--Equities, ZKI.


TRACY McCORMICK CHESTER (9/27/54), Vice President* (3), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, ZKI; formerly, Senior Vice President and Portfolio Manager for Fiduciary Management; prior thereto, managed private accounts.



JOHN E. NEAL (3/9/50), Vice President* (39), 222 South Riverside Plaza, Chicago, Illinois; President, Kemper Funds Group, a unit of ZKI; Director, ZKI, Zurich Kemper Value Advisors, Inc. and ZKDI.


JEROME L. DUFFY (6/29/36), Treasurer* (39), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, ZKI.

PHILIP J. COLLORA (11/15/45), Vice President and Secretary* (39), 222 South Riverside Plaza, Chicago, Illinois; Attorney, Senior Vice President and Assistant Secretary, ZKI.

ELIZABETH C. WERTH (10/1/47), Assistant Secretary* (32), 222 South Riverside Plaza, Chicago, Illinois; Vice President and Director of State Registrations, ZKI and ZKDI.

* Interested persons as defined in the Investment Company Act of 1940.


The trustees and officers who are "interested persons" as designated above receive no compensation from the Trust. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during the Trust's 1997 fiscal year, except that the information in the last column is for calendar year 1996.



                                                                                 TOTAL
                                                                              COMPENSATION
                                                               AGGREGATE      KEMPER FUNDS
                                                              COMPENSATION      PAID TO
                      NAME OF TRUSTEE                          FROM TRUST     TRUSTEES(2)
                      ---------------                         ------------    ------------
James B. Akins..............................................    $17,300         $ 94,300
Arthur R. Gottschalk(1).....................................    $17,600         $102,700
Frederick T. Kelsey.........................................    $17,300         $106,800
Fred B. Renwick.............................................    $17,300         $ 94,300
John B. Tingleff............................................    $17,300         $ 94,300
John G. Weithers............................................    $17,300         $ 94,300


---------------


(1) Includes deferred fees and interest thereon pursuant to deferred compensation agreements with the Trust. Deferred amounts accrue interest monthly at a rate equal to the yield of Zurich Money Funds--Zurich Money Market Fund. The total deferred amount and interest accrued through July 31, 1997 for the Trust is $53,300 for Mr. Gottschalk.



(2) Includes compensation for service on the boards of 13 Kemper funds with 46 fund portfolios.



As of October 17, 1997, the trustees and officers as a group owned less than 1% of the outstanding shares of any series of the Trust and no person owned of record 5% or more of the shares of Series VII except as noted below:



NAME AND ADDRESS                                              PERCENTAGE
----------------                                              ----------
Donaldson Lufkin & Jenrette.................................     5.52%
P.O. Box 2052
Jersey City, NJ
National Financial Svc's Corp. .............................     8.23%
One World Financial Center
200 Liberty Street
New York, NY
BHC Securities, Inc. .......................................    17.11%
One Commerce Square
2005 Market Street
Philadelphia, PA 19103


SHAREHOLDER RIGHTS

The Trust generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of the Trust ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which approval by shareholders is required by the Investment Company Act of 1940

("1940 Act"); (c) any termination of the Trust, a series or a class to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust, establishing a series, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof);
(e) as to whether a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders, to the same extent as the stockholders of a Massachusetts business corporation; and (f) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Trust, or any registration of the Trust with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Trust will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of the Trust could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of the Trust and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any series or class) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Trust. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the trustees. Moreover, the Declaration of Trust provides for indemnification out of Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust and the Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by ZKI and ZKDI as remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.

                      STATEMENT OF ADDITIONAL INFORMATION
                                OCTOBER 25, 1995

                           KEMPER WORLDWIDE 2004 FUND
               120 SOUTH LASALLE STREET, CHICAGO, ILLINOIS 60603
                                 1-800-621-1048

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Kemper Worldwide 2004 Fund (the "Fund"), a series of Kemper Target Equity Fund (the "Trust"), dated October 25, 1995. The prospectus may be obtained without charge from the Fund.

                               ------------------

                               TABLE OF CONTENTS

                                                                     Page
                                                                     -----
Investment Restrictions...........................................   B-1
Investment Policies and Techniques................................   B-3
Dividends and Taxes...............................................   B-10
Performance.......................................................   B-11
Investment Manager and Underwriter................................   B-13
Portfolio Transactions............................................   B-16
Purchase and Redemption of Shares.................................   B-17
Officers and Trustees.............................................   B-18
Shareholder Rights................................................   B-19

The financial statements appearing in the Fund's 1995 Annual Report to Shareholders are incorporated herein by reference. The Annual Report accompanies this document.

KWF4 13 10/95      (LOGO)printed on recycled paper

INVESTMENT RESTRICTIONS

Kemper Target Equity Fund (the "Trust") has adopted the following fundamental investment restrictions which cannot be changed with respect to Kemper Worldwide 2004 Fund (the "Fund") without approval of a "majority" of its outstanding shares, which means the lesser of (1) 67% of the Fund's shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the Fund's outstanding shares.

The Fund may not, as a fundamental policy:

(1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States or any foreign government or their agencies or instrumentalities) if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer. With respect to 75% of its total assets, the Fund will limit its investments in the securities of any one foreign government issuer to 5% of the Fund's total assets.

(2) Purchase more than 10% of any class of voting securities of any issuer.

(3) Make loans to others provided that the Fund may purchase debt obligations or repurchase agreements and it may lend its securities in accordance with its investment objectives and policies.

(4) Borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities. If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Fund will not borrow for leverage purposes and will not purchase securities or make investments while borrowings are outstanding.

(5) Pledge, hypothecate, mortgage or otherwise encumber more than 15% of its total assets and then only to secure borrowings permitted by restriction 4 above. (The collateral arrangements with respect to options, financial futures and delayed delivery transactions and any margin payments in connection therewith are not deemed to be pledges or other encumbrances.)

(6) Purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with options and financial futures transactions.

(7) Make short sales of securities or other assets or maintain a short position for the account of the Fund unless at all times when a short position is open it owns an equal amount of such securities or other assets or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities or other assets of the same issue as, and equal in amount to, the securities or other assets sold short and unless not more than 10% of the Fund's total assets is held as collateral for such sales at any one time.

(8) Write or sell put or call options, combinations thereof or similar options on more than 25% of the Fund's net assets; nor may the Fund purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Fund may buy or sell options on financial futures contracts.

(9) Purchase securities (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if as a result of such purchase 25% or more of the Fund's total assets would be invested in any one industry.

(10) Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options on such contracts, and engage in foreign currency transactions; or in real estate (including real estate limited partnerships), although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate including real estate investment trusts.

(11) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities. The Fund may buy and sell securities outside the United States which are not registered with the Securities and Exchange Commission or marketable in the United States.

(12) Issue senior securities except as permitted under the Investment Company Act of 1940.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Fund did not borrow money as permitted by investment restriction number (4) in the latest fiscal period and it has no present intention of borrowing during the current year. The Trust has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval.

The Fund may not, as a non-fundamental policy:

(i) Invest in warrants if more than 5% of the Fund's net assets would be invested in warrants. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York or American Stock Exchanges. Warrants acquired in units or attached to securities may be deemed to be without value for such purposes.

(ii) Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer's commission or profit, other than customary broker's commission, is involved and only if immediately thereafter not more than (i) 3% of the total outstanding voting stock of such company is owned by the Fund, (ii) 5% of the Fund's total assets would be invested in any one such company, and
(iii) 10% of the Fund's total assets would be invested in such securities.

(iii) Invest more than 15% of its net assets in illiquid securities.

(iv) Invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in the securities of issuers which invest in or sponsor such programs.

(v) Invest more than 5% of the Fund's total assets in securities of issuers (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) which with their predecessors have a record of less than three years continuous operation and equity securities of issuers which are not readily marketable.

(vi) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Trust or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(vii) Invest for the purpose of exercising control or management of another issuer.

(viii) Invest more than 5% of its total assets in restricted securities, excluding restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 that have been determined to be liquid pursuant to procedures adopted by the Board of Trustees, provided that the total amount of Fund assets invested in restricted securities will not exceed 10% of total assets.

(ix) Invest more than 10% of its total assets in securities of real estate investment trusts.

INVESTMENT POLICIES AND TECHNIQUES

GENERAL. The Fund may invest in Zero Coupon Treasuries and Foreign Securities (as defined in the prospectus) and engage in futures and options transactions and other investment techniques in accordance with its investment objectives and policies. See "Investment Objectives, Policies and Risk Factors" in the prospectus. Supplemental information concerning the Fund's investments and certain investment techniques is set forth below.

ZERO COUPON TREASURIES. There are currently two basic types of zero coupon securities, those created by separating the interest and principal components of a previously issued interest-paying security and those originally issued in the form of a face amount only security paying no interest. Zero coupon securities of the U.S. Government and certain of its agencies and instrumentalities and of private corporate issuers are currently available, although the Fund will purchase only those that represent direct obligations of the U.S. Government.

Zero coupon securities of the U.S. Government that are currently available are called STRIPS (Separate Trading of Registered Interest and Principal of Securities) or CUBES (Coupon Under Book-Entry Safekeeping). STRIPS and CUBES are issued under programs introduced by the U.S. Treasury and are direct obligations of the U.S. Government. The U.S. Government does not issue zero coupon securities directly. The STRIPS program, which is ongoing, is designed to facilitate the secondary market stripping of selected Treasury notes and bonds into individual interest and principal components. Under the program, the U.S. Treasury continues to sell its notes and bonds through its customary auction process. However, a purchaser of those notes and bonds who has access to a book-entry account at a Federal Reserve bank may separate the specified Treasury notes and bonds into individual interest and principal components. The selected Treasury securities may thereafter be maintained in the book-entry system operated by the Federal Reserve in a manner that permits the separate trading and ownership of the interest and principal payments. The Federal Reserve does not charge a fee for this service; however, the book-entry transfer of interest or principal components is subject to the same fee schedule generally applicable to the transfer of Treasury securities.

Under the program, in order for a book-entry Treasury security to be separated into its component parts, the face amount of the security must be an amount which, based on the stated interest rate of the security, will produce a semi-annual interest payment of $1,000 or a multiple of $1,000. Once a book-entry security has been separated, each interest and principal component may be maintained and transferred in multiples of $1,000 regardless of the face amount initially required for separation or the resulting amount required for each interest payment.

CUBES, like STRIPS, are direct obligations of the U.S. Government. CUBES are coupons that have previously been physically stripped from Treasury notes and bonds, but which were deposited with the Federal Reserve and are now carried and transferable in book-entry form only. Only stripped Treasury coupons maturing on or after January 15, 1988, that were stripped prior to January 5, 1987, were eligible for conversion to book-entry form under the CUBES program.

Investment banks may also strip Treasury securities and sell them under proprietary names. These securities may not be as liquid as STRIPS and CUBES and the Fund has no present intention of investing in these instruments.

STRIPS and CUBES are purchased at a discount from $1,000. Absent a default by the U.S. Government, a purchaser will receive face value for each of the STRIPS and CUBES provided the STRIPS and CUBES are held to their due dates. While STRIPS and CUBES can be purchased on any business day, they all currently come due on February 15, May 15, August 15 or November 15.

FINANCIAL FUTURES CONTRACTS. The Fund may enter into financial futures contracts for the future delivery of a financial instrument, such as a security, or an amount of foreign currency, or the cash value of a securities index. This investment technique is designed primarily to hedge (i.e., protect) against anticipated future changes in market conditions or foreign exchange rates which otherwise might adversely affect the value of securities or other assets which the Fund holds or intends to purchase. A "sale" of a futures contract means the undertaking of a contractual obligation to deliver the securities or the cash value of an index or foreign currency called for by the contract at a specified price during a specified delivery period. A "purchase" of a futures contract means the undertaking of a contractual obligation to acquire the securities or cash value of an index or foreign currency at a specified price during a specified delivery period. At the time of delivery in the case of fixed income securities pursuant to the contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than that specified in the contract. In some cases, securities called for by a futures contract may not have been issued at the time the contract was written.

Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities or other assets, in most cases a party will close out the contractual commitment before delivery without having to make or take delivery of the underlying assets by purchasing (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying securities or other assets. All transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded. The Fund will incur brokerage fees when it purchases or sells contracts, and will be required to maintain margin deposits. At the time the Fund enters into a futures contract, it is required to deposit with its custodian, on behalf of the broker, a specified amount of cash or eligible securities, called "initial margin." The initial margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, called "variation margin," to and from the broker are made on a daily basis as the market price of the futures contract fluctuates. The costs incurred in connection with futures transactions could reduce the Fund's return. Futures contracts entail risks. If the investment manager's judgment about the general direction of markets or exchange rates is wrong, the overall performance may be poorer than if no such contracts had been entered into.

There may be an imperfect correlation between movements in prices of futures contracts and portfolio assets being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin requirements, distortions in the normal relationship between the assets and futures markets could result. Price distortions could also result if investors in futures contracts decide to make or take delivery of underlying securities or other assets rather than engage in closing transactions because of the resultant reduction in the liquidity of the futures market. In addition, because, from the point of view of speculators, the margin requirements in the futures market are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities or other assets and movements in the prices of futures contracts, a correct forecast of market trends by the investment manager may still not result in a successful hedging transaction. If any of these events should occur, the Fund could lose money on the financial futures contracts and also on the value of its assets.

OPTIONS ON FINANCIAL FUTURES CONTRACTS. The Fund may purchase and write call and put options on financial futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise, the writer of the option delivers the futures contract to the holder at the exercise price. The Fund would be required to deposit with its custodian initial margin and maintenance margin with respect to put and call options on futures contracts written by it. The Fund will establish segregated accounts or will provide cover with respect to written options on financial futures contracts in a manner similar to that described under "Options on Securities." Options on futures contracts involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by the Fund may expire worthless, in which case the Fund would lose the premium paid therefor.

OPTIONS ON SECURITIES. The Fund may write (sell) "covered" call options on securities so long as it owns the underlying securities subject to the option or an option to purchase the same underlying securities, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain for the term of the option a segregated account consisting of cash, U.S. Government securities or other liquid high grade debt obligations ("eligible securities") having a value at least equal to the fluctuating market value of the optioned securities. The Fund may write "covered" put options provided that, as long as the Fund is obligated as a writer of a put option, the Fund will own an option to sell the underlying securities subject to the option, having an exercise price equal to or greater than the exercise price of the "covered" option, or it will deposit and maintain in a segregated account eligible securities having a value equal to or greater than the exercise price of the option. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price during the option period. The premium received for writing an option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the price volatility of the underlying security, the option period, supply and demand and interest rates. The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. The Fund may write or purchase spread options, which are options for which the exercise price may be a fixed dollar spread or yield spread between the security underlying the option and another security it does not own, but that is used as a bench mark. The buyer of a put who also owns the related security is protected by ownership of a put option against any decline in that security's price below the exercise price less the amount paid for the option. The ability to purchase put options allows the Fund to protect capital gains in an appreciated security it owns, without being required to actually sell that security. At times the Fund would like to establish a position in a security upon which call options are available. By purchasing a call option, the Fund is able to fix the cost of acquiring the security, this being the cost of the call plus the exercise price of the option. This procedure also provides some protection from an unexpected downturn in the market because the Fund is only at risk for the amount of the premium paid for the call option which it can, if it chooses, permit to expire.

During the option period the covered call writer gives up the potential for capital appreciation above the exercise price should the underlying asset rise in value, and the secured put writer retains the risk of loss should the underlying asset decline in value. For the covered call writer, substantial appreciation in the value of the underlying asset would result in the asset being "called away." For the secured put writer, substantial depreciation in the value of the underlying asset would result in the asset being "put to" the writer. If a covered call option expires unexercised, the writer realizes a gain and the buyer a loss in the amount of the premium. If the covered call option writer has to sell the underlying asset because of the exercise of the call option, it realizes a gain or loss from the sale of the underlying asset, with the proceeds being increased by the amount of the premium.

If a secured put option expires unexercised, the writer realizes a gain and the buyer a loss in the amount of the premium. If the secured put writer has to buy the underlying asset because of the exercise of the put option, the secured put writer incurs an unrealized loss to the extent that the current market value of the underlying asset is less than the exercise price of the put option minus the premium received.

OVER-THE-COUNTER OPTIONS. As indicated in the prospectus (see "Investment Objectives and Policies"), the Fund may deal in over-the-counter traded options ("OTC options"). OTC options differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience material losses. However, in writing options the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange traded options. Since there is no exchange, pricing is normally done by reference to information from market makers, which information is carefully monitored by the investment manager and verified in appropriate cases.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, the Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when the Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote it. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying asset until the option expires or the option is exercised. Therefore, a covered call option writer of an OTC option may not be able to sell an underlying asset even though it might otherwise be advantageous to do so. Likewise, a secured put writer of an OTC option may be unable to sell the assets pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of such put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The Fund understands the position of the staff of the Securities and Exchange Commission ("SEC") to be that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. The investment manager disagrees with this position and has found the dealers with which it engages in OTC options transactions generally agreeable to and capable of entering into closing transactions. The Fund has adopted procedures for engaging in OTC options for the purpose of reducing any potential adverse effect of such transactions upon the liquidity of the Fund's portfolio. A brief description of such procedures is set forth below.

The Fund will only engage in OTC options transactions with dealers approved by the investment manager pursuant to procedures adopted by the Trust's Board of Trustees. The investment manager believes that the approved dealers should be able to enter into closing transactions if necessary and, therefore, present minimal credit risks to the Fund. The investment manager will monitor the creditworthiness of the approved dealers on an on-going basis. The Fund currently will not engage in OTC options transactions if the amount invested by the Fund in OTC options, plus a "liquidity charge" related to OTC options written by the Fund, plus the amount invested by the Fund in illiquid securities, would exceed 15% of the Fund's net assets. The "liquidity charge" referred to above is computed as described below.

The Fund anticipates entering into agreements with dealers to which the Fund sells OTC options. Under these agreements the Fund would have the absolute right to repurchase the OTC options from the dealer at any time at a price no greater than a price established under the agreements (the "Repurchase Price"). The "liquidity charge" referred to above for a specific OTC option transaction will be the Repurchase Price related to the OTC option less the intrinsic value of the OTC option. The intrinsic value of an OTC call option for such purposes will be the amount by which the current market value of the underlying security exceeds the exercise price. In the case of an OTC put option, intrinsic value will be the amount by which the exercise price exceeds the current market value of the underlying security. If there is no such agreement requiring a dealer to allow the Fund to repurchase a specific OTC option written by the Fund, the "liquidity charge" will be the current market value of the assets serving as "cover" for such OTC option.

OPTIONS ON SECURITIES INDICES. The Fund also may purchase and write call and put options on securities indices in an attempt to hedge against market conditions affecting the values of securities that the Fund owns or intends to purchase, and not for speculation. Through the writing or purchase of index options, the Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike security options, all settlements are in cash and gain or loss depends upon price movements in the market generally (or in a particular industry or segment of the market), rather than upon price movements in individual securities. Price movements in securities that the Fund owns or intends to purchase will probably not correlate perfectly with movements in the level of an index since the prices of such securities may be affected by somewhat different factors and, therefore, the Fund bears the risk that a loss on an index option would not be completely offset by movements in the price of such securities.

The Fund will cover call options written on a securities index by owning securities whose price changes, in the opinion of the Fund's investment manager, are expected to be similar to those of the index, or in such other manner as may be in accordance with applicable laws, regulations and exchange rules. Price changes of the securities owned will probably not be perfectly correlated with the index. The Fund will secure put options written on a securities index by segregating liquid high-grade securities equal to the exercise price, or in such other manner as may be in accordance with applicable laws, regulations and exchange rules. When the Fund writes an option on a securities index, it will be required to deposit with its custodian and mark-to-market eligible securities equal in value to at least 100% of the exercise price in the case of a put, or the contract value in the case of a call. In addition, if the Fund writes a call option on a securities index at a time when the contract value exceeds the exercise price, the Fund will segregate and mark-to-market, until the option expires or is closed out, cash or cash equivalents equal in value to such excess.

The Fund may also purchase and write options on other appropriate indices, as available, such as foreign currency indices. Options on futures contracts and index options involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by the Fund may expire worthless, in which case the Fund would lose the premium paid therefor.

FOREIGN CURRENCY OPTIONS. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options any time prior to expiration.

A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if the Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Fund has entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, the Fund would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.

FOREIGN CURRENCY FUTURES TRANSACTIONS. As part of its financial futures transactions (see "Financial Futures Contracts" and "Options on Financial Futures Contracts" above), the Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, the Fund may be able to achieve many of the same objectives as through forward foreign currency exchange contracts more effectively and possibly at a lower cost.

Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. The Fund's investment manager believes that it is important to have the flexibility to enter into such forward contracts when it determines that to do so is in the best interests of a Fund. A Fund will not speculate in foreign currency.

If the Fund retains the portfolio security and engages in an offsetting transaction with respect to a forward contract, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund would realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund would suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. The Fund will have to convert its holdings of foreign currencies into U.S. Dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

The Fund will not enter into such forward contracts or maintain a net exposure in such contracts when the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. The Fund does not intend to enter into forward contracts for the purchase of a foreign currency if it would have more than 15% of the value of its total assets committed to such contracts. The Fund's custodian bank segregates cash or liquid high-grade securities in an amount not less than the value of the Fund's total assets committed to forward foreign currency exchange contracts entered into for the purchase of a foreign currency. If the value of the securities segregated declines, additional cash or securities is added so that the segregated amount is not less than the amount of the Fund's commitments with respect to such contracts. The Fund generally does not enter into a forward contract with a term longer than one year.

REGULATORY RESTRICTIONS. To the extent required to comply with SEC Release No. IC-10666, when purchasing a futures contract, writing a put option or entering into a forward foreign currency exchange purchase, the Fund will maintain in a segregated account cash, U.S. Government securities or liquid high-grade debt obligations equal to the value of such contracts. The Fund will use cover in connection with selling a futures contract.

The Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities or other assets which the Fund holds or intends to purchase.

FOREIGN DEBT SECURITIES. As reflected in the prospectus, the Fund as part of its investments in Foreign Securities may invest in fixed income securities (normally limited to 5% of net assets). The Fund will invest in foreign fixed income securities based on KFS's analysis without relying on published ratings. The Fund will invest in a particular security if in the view of KFS the increased yield offered, regardless of published ratings, is sufficient to compensate for the assumed risk. Since investments will be based upon KFS's analysis rather than upon published ratings, achievement of the Fund's goals may depend more upon the abilities of KFS than would otherwise be the case. Investment in lower rated securities, while providing greater income and opportunity for gain than investment in higher rated securities, entails relatively greater risk of loss of income and principal.

The Fund may invest in emerging market and other foreign fixed income securities. Investments in emerging market and other foreign securities involve certain risk considerations not typically associated with investing in securities of U.S. issuers, including: (a) currency devaluations and other currency exchange rate fluctuations; (b) political uncertainty and instability, including military coups and armed conflict; (c) more substantial government involvement in the economy; (d) higher rates of inflation; (e) less government supervision and regulation of the securities markets and participants in those markets; (f) controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. Dollars; (g) greater price volatility, substantially less liquidity and significantly smaller capitalization of securities markets; (h) absence of uniform accounting and auditing standards; (i) generally higher commission expenses;

(j) delay in settlement of securities transactions; and (k) greater difficulty in enforcing shareholder rights and remedies.

Emerging markets may also present greater risks of nationalization, expropriation and other confiscation than do developed markets. Such risks are present in markets in Eastern Europe, for example, and these and the other risks discussed above could affect adversely the economies of such markets or the Fund's investments in such markets.

Income on Foreign Securities may be subject to withholding and other taxes, which would reduce the yield on such securities to the Fund and which may not be recoverable by the Fund or its shareholders. Because the Fund may invest in foreign currency denominated securities, changes in foreign currency exchange rates will affect the Fund's net asset value, the value of interest earned, and gains and losses realized on the sale of securities denominated in foreign currencies.

The value of the fixed income securities held by the Fund, and thus the net asset value of the Fund's shares, generally will fluctuate with (a) changes in the perceived creditworthiness of the issuers of those securities, (b) movements in interest rates, and (c) changes in the relative values of the currencies in which the Fund's investments in fixed income securities are denominated with respect to the U.S. Dollar. The extent of the fluctuation will depend on various factors, such as the average maturity of the Fund's investments in foreign fixed income securities, and the extent to which the Fund hedges its interest rate, credit and currency exchange rate risks. Many of the foreign fixed income obligations in which the Fund will invest will have long maturities. A longer average maturity generally is associated with a higher level of volatility in the market value of such securities in response to changes in market conditions.

Investments in sovereign debt involve special risks. Foreign governmental issuers of debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or pay interest when due. In the event of default, there may be limited or no legal recourse in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Political conditions, especially a sovereign entity's willingness to meet the terms of its fixed income securities, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements. In addition, there is no bankruptcy proceeding with respect to sovereign debt on which a sovereign has defaulted, and the Fund may be unable to collect all or any part of its investment in a particular issue.

Foreign investment in certain sovereign debt is restricted or controlled to varying degrees, including requiring governmental approval for the repatriation of income, capital or proceed of sales by foreign investors. These restrictions or controls may at times limit or preclude foreign investment in certain sovereign debt or increase the costs and expenses of the Fund. A significant portion of the sovereign debt in which the Fund may invest is issued as part of debt restructuring and such debt is to be considered speculative.

PRIVATIZED ENTERPRISES. The governments of certain foreign countries have, to varying degrees, embarked on privatization programs contemplating the sale of all or part of their interests in state enterprises. The Fund's investments in the securities of privatized enterprises include privately negotiated investments in a government- or state-owned or controlled company or enterprise that has not yet conducted an initial equity offering, investments in the initial offering of equity securities of a state enterprise or former state enterprise and investments in the securities of a state enterprise following its initial equity offering.

In certain jurisdictions, the ability of foreign entities, such as the Fund, to participate in privatizations may be limited by local law, or the price or terms on which the Fund may be able to participate may be less advantageous than for local investors. Moreover, there can be no assurance that governments that have embarked on privatization programs will continue to divest their ownership of state enterprises, that proposed privatizations will be successful or that governments will not re-nationalize enterprises that have been privatized.

In the case of the enterprises in which the Fund may invest, large blocks of the stock of those enterprises may be held by a small group of stockholders, even after the initial equity offerings by those enterprises. The sale of some portion or all of those blocks could have an adverse effect on the price of the stock of any such enterprise.

Prior to making an initial equity offering, most state enterprises or former state enterprises go through an internal reorganization or management. Such reorganizations are made in an attempt to better enable these enterprises to compete in the private sector. However, certain reorganizations could result in a management team that does not function as well as the enterprise's prior management and may have a negative effect on such enterprise. In addition, the privatization of an enterprise by its government may occur over a number of years, with the government continuing to hold a controlling position in the enterprise even after the initial equity offering for the enterprise.

Prior to privatization, most of the state enterprises in which the Fund may invest enjoy the protection of and receive preferential treatment from the respective sovereigns that own or control them. After making an initial equity offering these enterprises may no longer have such protection or receive such preferential treatment and may become subject to market competition from which they were previously protected. Some of these enterprises may not be able to effectively operate in a competitive market and may suffer losses or experience bankruptcy due to such competition.

REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements, which are instruments under which the Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Fund's holding period. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon. The Fund currently does not intend to invest more than 5% of its net assets in repurchase agreements during the current year.

SHORT SALES AGAINST-THE-BOX. The Fund may make short sales against-the-box for the purpose of deferring realization of gain or loss for federal income tax purposes. A short sale "against-the-box" is a short sale in which the Fund owns at least an equal amount of the securities or other assets sold short or securities convertible into or exchangeable for, without payment of any further consideration, securities or other assets of the same issue as, and at least equal in amount to, the securities or other assets sold short. The Fund may engage in such short sales only to the extent that not more than 10% of the Fund's total assets (determined at the time of the short sale) is held as collateral for such sales. The Fund currently does not intend, however, to engage in such short sales to the extent that more than 5% of its net assets will be held as collateral therefor during the current year.

DIVIDENDS AND TAXES

DIVIDENDS. The Fund will normally distribute annual dividends of net investment income and any net realized short-term and long-term capital gains. The Fund may at any time vary the foregoing dividend practice and, therefore, reserves the right from time to time either to distribute or to retain for reinvestment such of its net investment income and its net short-term and long-term capital gains as the Board of Trustees determines appropriate under then current circumstances. In particular, and without limiting the foregoing, the Fund may make additional distributions of net investment income or capital gain net income in order to satisfy the minimum distribution requirements contained in the Internal Revenue Code (the "Code"). Dividends will be reinvested in shares of the Fund unless shareholders indicate in writing that they wish to receive them in cash or in shares of other Kemper Funds. As reflected in the prospectus (see "Dividends and Taxes"), shareholders must reinvest all dividends and hold their shares until the Maturity Date in order to be assured of the benefit of the Fund's Investment Protection.

TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Code and, if so qualified, will not be liable for federal income taxes to the extent its earnings are distributed. One of the Subchapter M requirements to be satisfied is that less than 30% of the Fund's gross income during the fiscal year must be derived from gains (not reduced by losses) from the sale or other disposition of securities and certain other investments held for less than three months. The Fund may be limited in its options, futures and foreign currency transactions in order to prevent recognition of such gains.

The Fund's options, futures and foreign currency transactions are subject to special tax provisions that may accelerate or defer recognition of certain gains or losses, change the character of certain gains or losses, or alter the holding periods of certain of the Fund's securities.

Gains and losses attributable to fluctuations in the value of foreign currencies will be characterized generally as ordinary gain or loss under Section 988 of the Code. For example, if the Fund sold a foreign bond and part of the gain or loss on the sale was attributable to an increase or decrease in the value of a foreign currency, then the currency gain or loss would be treated as ordinary income or loss. If such transactions result in greater net ordinary income, the dividends paid by the Fund will be increased; if the result of such transactions is lower net ordinary income, a portion of dividends paid could be classified as a return of capital.

A 4% excise tax is imposed on the excess of the required distribution for a calendar year over the distributed amount for such calendar year. The required distribution is the sum of 98% of the Fund's net investment income for the calendar year plus 98% of its capital gain net income for the one-year period ending October 31, plus any undistributed net investment income from the prior calendar year, plus any undistributed capital gain net income from the one year period ended October 31 in the prior calendar year, minus any overdistribution in the prior calendar year. For purposes of calculating the required distribution, foreign currency gains or losses occurring after October 31 are taken into account in the following calendar year. The Fund intends to declare or distribute dividends during the appropriate periods of an amount sufficient to prevent imposition of the 4% excise tax.

A shareholder who redeems shares of the Fund will recognize capital gain or loss for federal income tax purposes measured by the difference between the value of the shares redeemed and the adjusted cost basis of the shares. Any loss recognized on the redemption of Fund shares held six months or less will be treated as long-term capital loss to the extent that the shareholder has received any long-term capital gain dividends on such shares. A shareholder who has redeemed shares of the Fund or any other Kemper Mutual Fund listed in the prospectus under "Special Features--Combined Purchases" may reinvest the amount redeemed at net asset value at the time of the reinvestment in shares of the Fund or in shares of the other Kemper Mutual Funds within six months of the redemption as described in the prospectus under "Redemption or Repurchase of Shares--Reinvestment Privilege." If the redeemed shares were held less than 91 days, then the lesser of (a) the sales charge waived on the reinvestment shares, or (b) the sales charge incurred on the redeemed shares is included in the basis of the reinvestment shares and is not included in the basis of the redeemed shares. If a shareholder realizes a loss on the redemption or exchange of Fund shares and reinvests in the same Fund's shares within 30 days before or after the redemption or exchange, the transactions may be subject to the wash sale rules resulting in a postponement of the recognition of such loss for federal income tax purposes. An exchange of Fund shares for shares of another fund is treated as a redemption and reinvestment for federal income tax purposes.

Shareholders who are non-resident aliens are subject to U.S. withholding tax on ordinary income dividends (whether received in cash or shares) at a rate of 30% or such lower rate as prescribed by any applicable tax treaty.

PERFORMANCE

As described in the prospectus, the Fund's historical performance or return may be shown in the form of "average annual total return" and "total return" figures. These various measures of performance are described below.

The Fund's average annual total return quotation is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. The average annual total return for the Fund for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in the Fund's shares on the first day of the period, adjusting to deduct the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Average annual total return may also be calculated without deducting the maximum sales charge.

Calculation of the Fund's total return is not subject to a standardized formula, except when calculated for the Fund's "Financial Highlights" table in the Fund's financial statements. Total return performance for a specific period is calculated by first taking an investment (normally assumed to be $10,000) ("initial investment") in the Fund's shares on the first day of the period, either adjusting or not adjusting to deduct the maximum sales charge, and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period. Total return calculations that do not include the effect of the sales charge would be reduced if such charge were included.

The Fund's performance figures are based upon historical results and are not representative of future performance. The Fund's shares are sold at net asset value plus a maximum sales charge of 5.0% of the offering price. Returns and net asset value will fluctuate. Factors affecting the Fund's performance include general market conditions, operating expenses and investment management. Any additional fees charged by a dealer or other financial services firm would reduce returns described in this section. Shares of the Fund are redeemable at the then current net asset value, which may be more or less than original cost.

The figures below show performance information for the period ended June 30, 1994. Comparative information with respect to the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, Europe Australia Far East ("EAFE") Index, the Consumer Price Index and the Lipper Balanced Target Maturity Fund Index is also included, where available. There are differences and similarities between the investments which the Fund may purchase for its portfolio and the investments measured by such indexes. The Fund primarily invests in zero coupon bonds and international equities in pursuing its objectives of providing a guaranteed return of investment on the Maturity Date (November 15, 2004) to investors who reinvest all dividends and hold their shares to the Maturity Date and of providing a total return. Its net asset value and returns fluctuate. No adjustment has been made for taxes payable on dividends. The period indicated was one of fluctuating securities prices.

                                                                                                                         COMPARED
                                                                                                                            TO
                                                    VALUE OF FUND JUNE 30, 1995                                          ---------
              --------------------------------------------------------------------------------------------------------
                              CAPITAL
    TOTAL       INITIAL         GAIN         INCOME         ENDING       PERCENTAGE        ENDING         PERCENTAGE     DOW JONES
   RETURN       $10,000      DIVIDENDS     DIVIDENDS        VALUE         INCREASE         VALUE           INCREASE      INDUSTRIAL
    TABLE     INVESTMENT(1)  REINVESTED   REINVESTED(2)  (ADJUSTED)(1)  (ADJUSTED)(1)  (UNADJUSTED)(3)  (UNADJUSTED)(3)  AVERAGE(4)
------------- ------------   ----------   ------------   ------------   ------------   --------------   --------------   ---------
Life of
 Fund(9)        $ 10,518         $0           $141         $ 10,659          6.6%         $ 11,216            12.2%         26.9%
One Year          10,495          0            141           10,636          6.4            11,191            11.9          29.1


                                                   LIPPER
               STANDARD     EUROPE                BALANCED
    TOTAL      & POOR'S    AUSTRALIA   CONSUMER    TARGET
   RETURN       500(5)     FAR EAST     PRICE     MATURITY
    TABLE        INDEX     INDEX(6)    INDEX(7)   FUND(8)
-------------  ---------   ---------   --------   --------
              <
Life of
 Fund(9)          25.1%       2.8%        3.5%      14.4%
One Year          26.0        2.0         3.0       16.1

         AVERAGE
      ANNUAL TOTAL                          DOW JONES            STANDARD & POOR'S        EUROPE AUSTRALIA          CONSUMER
      RETURN TABLE           FUND     INDUSTRIAL AVERAGE(4)         500 INDEX(5)         FAR EAST INDEX(6)       PRICE INDEX(7)
-------------------------    ----     ----------------------     ------------------     --------------------     ---------------
Life of Fund(9)              5.7%              22.8%                    21.3%                    2.5%                  3.0%
One Year                     6.4               29.1                     26.0                     2.0                   3.0

         AVERAGE                LIPPER
      ANNUAL TOTAL         BALANCED TARGET
      RETURN TABLE         MATURITY FUND(8)
-------------------------  ----------------
Life of Fund(9)                  12.3%
One Year                         16.1

---------------
 (1) The initial investment was adjusted for the maximum sales charge at the beginning of the period.

 (2) Includes short-term capital gain dividends, if any.
 (3) The initial investment was not adjusted for the maximum sales charge at the beginning of the period.
 (4) The Dow Jones Industrial Average is an unmanaged weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Assumes reinvestment of dividends. Source is Towers Data Systems.
 (5) The Standard & Poor's 500 Stock Index is an unmanaged unweighted average of 500 stocks, over 95% of which are listed on the New York Stock Exchange. Assumes reinvestment of dividends. Source is Towers Data Systems.
 (6) The EAFE Index (Morgan Stanley Capital International Europe, Australia, Far East Index) is a generally accepted benchmark for performance of major overseas markets. This Index is unmanaged and is U.S. Dollar adjusted. Assumes reinvestment of dividends. Source is Towers Data Systems.
 (7) The Consumer Price Index is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups for all urban consumers. Source is Towers Data Systems.
 (8) Lipper Balanced Target Maturity Fund Average is an unweighted average of the performance of the mutual funds in that category. Performance is based on changes in net asset value with all dividends reinvested and with no adjustment for sales charges. Source is Lipper Analytical Services, Inc.
 (9) Since May 3, 1994.

The following table illustrates an assumed $10,000 investment in shares of the Fund on May 3, 1994, which includes the current maximum sales charge of 5.0%, with income and capital gain dividends, if any, reinvested in additional shares. The table covers the period through June 30, 1995.

                   DIVIDENDS                     CUMULATIVE VALUE OF SHARES ACQUIRED
           -------------------------     ----------------------------------------------------
                           CAPITAL                                     REINVESTED
PERIOD       INCOME          GAIN                       REINVESTED      CAPITAL
ENDED      DIVIDENDS      DIVIDENDS       INITIAL         INCOME          GAIN         TOTAL
 6/30      REINVESTED*    REINVESTED     INVESTMENT     DIVIDENDS*     DIVIDENDS       VALUE
------     ----------     ----------     ----------     ----------     ----------     -------
1994          $  0            $0          $  9,525         $  0            $0         $ 9,525
1995          $126            $0          $ 10,518         $141            $0         $10,659

---------------
* Includes short-term capital gain dividends, if any.

The following table compares the performance of the Fund with that of other mutual funds within the Balanced Target Maturity Fund category according to data reported by Lipper Analytical Services, Inc. ("Lipper"), New York, New York, which is a mutual fund reporting service. Lipper performance figures are based on changes in net asset value, with all income and capital gain dividends reinvested. Such calculations do not include the effect of any sales charges. Future performance cannot be guaranteed. Lipper publishes performance analyses on a regular basis.

                                                                                   LIPPER BALANCED
                                                                                   TARGET MATURITY
                                                                                        FUND
                                                                                   ---------------
1 Year (Period ended 6/30/95)....................................................    10 of 13

The Lipper Balanced Target Maturity Fund category includes funds which invest to provide a guaranteed return of investment at maturity (target periods).

INVESTMENT MANAGER AND UNDERWRITER

INVESTMENT MANAGER. Kemper Financial Services, Inc. ("KFS"), 120 South LaSalle Street, Chicago, Illinois 60603, is the Fund's investment manager. Pursuant to an investment management agreement, KFS acts as the Fund's investment adviser, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. The investment management agreement provides that the Trust shall pay the charges and expenses of its operations, including the fees and expenses of the trustees (except those who are officers or employees of KFS), independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, brokerage commissions or transaction costs, costs of calculating net asset value, taxes and membership dues. The Fund bears the expenses of registration of its shares with the Securities and Exchange Commission, while KDI, as principal underwriter, pays the cost of qualifying and maintaining the qualification of the Fund's shares for sale under the securities laws of the various states. Kemper Retirement Fund Series I through VI, each of which is a series of the Trust, are currently subject to a different investment management agreement. The Trust's expenses are generally allocated among the series on the basis of relative net assets at the time of allocation, except that expenses directly attributable to a particular series are charged to that series.

The Fund pays KFS an investment management fee, payable monthly, at an annual rate of .60 of 1% of average daily net assets of the Fund. KFS has agreed to reimburse the Fund to the extent required by applicable state expense limitations should all operating expenses of the Fund, including the investment management fees of KFS but excluding taxes, interest, distribution fees, extraordinary expenses, brokerage commissions or transaction costs and any other properly excludable expenses, exceed the applicable state expense limitations. The Fund believes that the most restrictive state expense limitation currently in effect would require that such operating expenses not exceed 2.5% of the first $30 million of average daily net assets, 2% of the next $70 million and 1.5% of average daily net assets over $100 million. Under such state expense limitation, custodian costs attributable to foreign securities that are in excess of similar domestic custodian costs are excluded from operating expenses.

The investment management agreement provides that KFS shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of KFS in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

The investment management agreement continues in effect from year to year for each series subject to the agreement so long as its continuation is approved at least annually by (a) a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Trust and (b) by the shareholders of each series or the Board of Trustees. It may be terminated at any time upon 60 days' notice by either party, or by a majority vote of the outstanding shares of a series with respect to that series, and will terminate automatically upon assignment. If continuation is not approved for a series, the investment management agreement nevertheless may continue in effect for the series for which it is approved and KFS may continue to serve as investment manager for the series for which it is not approved to the extent permitted by the Investment Company Act of 1940. The management fee and the expense limitation are computed based upon the average daily net assets of all series subject to the agreement and are allocated among such series based upon the relative net assets of each such series. Additional series may be subject to the same or a different agreement.

For the services and facilities furnished to the Fund pursuant to the investment management agreement during the fiscal year ended June 30, 1995 and the period from May 3, 1994 to June 30, 1994, KFS received management fees aggregating $129,000 and $3,000, respectively.

PRINCIPAL UNDERWRITER. Kemper Distributors, Inc. ("KDI"), a wholly owned subsidiary of KFS, is the principal underwriter for shares of the Trust and acts as agent of the Trust in the continuous offering of its shares. The Trust pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and KDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. KDI also pays for supplementary sales literature and advertising costs. Terms of continuation, termination and assignment under the underwriting agreement are identical to those described above with regard to the investment management agreement, except that termination other than upon assignment requires six months' notice and continuation, amendment and termination need not be on a series by series basis.

As principal underwriter for the Fund during the fiscal year ended June 30, 1995 and the period from May 3, 1994 to June 30, 1994, KDI retained commissions of $119,000 and $27,000, respectively, after allowing $1,286,000 and $250,000, respectively, as commissions to retail firms of which $328,000 and $90,000, respectively, was paid to firms affiliated with KDI.

ADMINISTRATIVE SERVICES. Administrative services are provided to the Trust under an administrative services agreement ("administrative agreement") with KDI. KDI bears all its expenses of providing services pursuant to the administrative agreement between KDI and the Trust, including the payment of any service fees. The Trust pays KDI an administrative services fee, payable monthly, at the annual rate of up to .25 of 1% of average daily net assets of the Trust.

KDI enters into related arrangements with various financial services firms, such as broker-dealers or banks ("firms"), that provide services and facilities for their customers or clients who are shareholders of the Trust. The firms shall provide such office space and equipment, telephone facilities and personnel as is necessary or appropriate for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining shareholder accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Trust, and such other services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. KDI pays such firms a service fee, payable quarterly, at an annual rate of up to .25 of 1% of the net assets in Trust accounts that they maintain and service commencing with the month after investment. Firms to which service fees may be paid include broker-dealers affiliated with KDI.

KDI also may provide some of the above services and may retain any portion of the fee under the administrative agreement not paid to firms to compensate itself for administrative functions performed for the Trust. Currently, the administrative services fee payable to KDI is based only upon Trust assets in accounts for which there is a firm listed on the Trust's records and it is intended that KDI will pay all the administrative services fees that it receives from the Trust to firms in the form of service fees. The effective administrative services fee rate to be charged against all assets of the Trust while this procedure is in effect would depend upon the proportion of Trust assets that is in accounts for which there is a firm of record. The Board of Trustees, in its discretion, may approve basing the fee to KDI on all Trust assets in the future.

During the fiscal year ended June 30, 1995 and the period from May 3, 1994 to June 30, 1994, the Fund incurred an administrative services fee of $49,000 and less than $1,000, respectively, all of which was paid as services fees to firms, including $14,000 and less than $1,000, respectively, to firms affiliated with KDI.

Certain trustees or officers of the Trust are also directors or officers of KFS and/or KDI as indicated under "Officers and Trustees."

CUSTODIAN AND SHAREHOLDER SERVICE AGENT. Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, Missouri 64105, as custodian and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of the Trust maintained in the United States. The Chase Manhattan Bank, N.A., Chase MetroTech Center, Brooklyn, New York 11245, as custodian, has custody of all securities and cash of the Trust held outside the United States. They attend to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund. IFTC is also the Trust's transfer agent and dividend-paying agent. Pursuant to a services agreement with IFTC, Kemper Service Company ("KSVC"), an affiliate of KFS, serves as "Shareholder Service Agent of the Fund and, as such, performs all of IFTC's duties as transfer agent and dividend paying agent." IFTC receives from the Fund as transfer agent, and pays to KSVC, annual account fees of $6 per account plus account set up, transaction and maintenance charges and out-of-pocket expense reimbursement. IFTC's fee is reduced by certain earnings credits in favor of the Fund. During the 1995 fiscal year, IFTC remitted shareholder service fees of $40,000 to KSVC as Shareholder Service Agent.

INDEPENDENT AUDITORS AND REPORTS TO SHAREHOLDERS. The Trust's independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Fund's annual financial statements, review certain regulatory reports and the Fund's federal income tax return, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

PORTFOLIO TRANSACTIONS

KFS is the investment manager for the Kemper Funds and KFS and its affiliates also furnish investment management services to other clients including Kemper Corporation and the Kemper insurance companies. KFS is the sole shareholder of Kemper Asset Management Company and Kemper Investment Management Company Limited. These three entities share some common research and trading facilities. At times investment decisions may be made to purchase or sell the same investment securities for the Fund and for one or more of the other clients advised by KFS. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security through the same trading facility, the transactions are allocated as to amount and price in a manner considered equitable to each.

National securities exchanges have established limitations governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions. These position limits may restrict the number of options the Fund will be able to write on a particular security.

The above mentioned factors may have a detrimental effect on the quantities or prices of securities and options and futures contracts available to the Fund. On the other hand, the ability of the Fund to participate in volume transactions may produce better executions for the Fund in some cases. The Board of Trustees of the Trust believes that the benefits of KFS's organization outweigh any limitations that may arise from simultaneous transactions or position limitations.

KFS, in effecting purchases and sales of portfolio securities for the account of the Fund, will implement the Fund's policy of seeking best execution of orders, which includes best net prices, except to the extent that KFS may be permitted to pay higher brokerage commissions for research services as described below. Consistent with this policy, orders for portfolio transactions are placed with broker-dealer firms giving consideration to the quality, quantity and nature of each firm's professional services which include execution, clearance procedures, wire service quotations and statistical and other research information provided to the Fund and KFS. Any research benefits derived are available for all clients, including clients of affiliated companies. Since it is only supplementary to KFS's research efforts and must be analyzed and reviewed by KFS's staff, the receipt of research information is not expected to materially reduce expenses. In selecting among firms believed to meet the criteria for handling a particular transaction, KFS may give consideration to those firms that have sold or are selling shares of the Fund and other funds managed by KFS and its affiliates, as well as to those firms that provide market, statistical and other research information to the Fund and KFS, although KFS is not authorized to pay higher commissions or, in the case of principal trades, higher prices to firms that provide such services, except as described below.

KFS may in certain instances be permitted to pay higher brokerage commissions (not including principal trades) solely for receipt of market, statistical and other research services. Subject to Section 28(e) of the Securities Exchange Act of 1934 and procedures adopted by the Board of Trustees of the Trust, the Fund could pay a firm that provides research services to KFS a commission for effecting a securities transaction for the Fund in excess of the amount other firms would have charged for the transaction if KFS determines in good faith that the greater commission is reasonable in relation to the value of the research services provided by the executing firm viewed in terms either of a particular transaction or KFS's overall responsibilities to the Fund or other clients. Not all of such research services may be useful or of value in advising the Fund. Research benefits will be available for all clients of KFS and its subsidiaries. The investment management fee paid by the Fund to KFS is not reduced because KFS receives these research services.

During the fiscal year ended June 30, 1995, the Fund paid portfolio brokerage commissions of $179,000; and of this amount 6% was allocated to broker-dealer firms either on the basis of research information or sales of Kemper Mutual Fund shares and during the period from May 3, 1994 to June 30, 1994, the Fund paid portfolio brokerage commissions of $8,000.

PURCHASE AND REDEMPTION OF SHARES

During the Offering Period described in the prospectus (see "Purchase of Shares"), Fund shares are sold at their public offering price, which is the net asset value next determined after an order is received in proper form plus a sales charge as described in the Fund's prospectus. The minimum initial investment is $1,000 and the minimum subsequent investment is $100, but such minimum amounts may be changed at any time. See the prospectus for certain exceptions to these minimums. An order for the purchase of shares that is accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Fund determines that it has received payment of the proceeds of the check. The time required for such determination will vary and cannot be determined in advance. The amount received by a shareholder upon redemption or repurchase may be more or less than the amount paid for such shares depending on the market value of the Fund's portfolio securities at the time; provided, however, shareholders who hold their shares to the Maturity Date and reinvest their dividends will receive the benefit of the Fund's Investment Protection.

Upon receipt by the Shareholder Service Agent of a request for redemption, shares will be redeemed by the Fund at the applicable net asset value as described in the Fund's prospectus. The redemption within one year of shares purchased at net asset value under the Large Order NAV Purchase Privilege described in the prospectus may be subject to a 1% contingent deferred sales charge (see "Purchase of Shares" in the prospectus). When the Fund is asked to redeem shares for which it may not yet have received good payment, it may delay the mailing of a redemption check until it has determined that collected funds have been received for the purchase of such shares, which will be up to 15 days.

Scheduled variations in or the elimination of the sales charge for purchases by certain classes of persons or through certain types of transactions as described in the prospectus is provided because of expected economies in sales and sales-related efforts.

The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange (the "Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of the Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

Although it is the Fund's present policy to redeem in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment were made wholly in cash, the Fund will satisfy the redemption request in whole or in part by a distribution of portfolio securities in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurred, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such a redemption would not be as liquid as a redemption entirely in cash. The Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder of record.

OFFICERS AND TRUSTEES

The officers and trustees of the Trust, their birthdates, their principal occupations and their affiliations, if any, with KFS, the Fund's investment adviser and KDI, the Fund's principal underwriter, are as follows (The number following each person's title is the number of investment companies managed by KFS or an affiliate for which he or she holds similar positions):

JAMES B. AKINS (10/15/26), Director (11), 2904 Garfield Terrace N.W., Washington, D.C.; Consultant on International, Political and Economic Affairs; formerly a career United States Foreign Service Officer; Energy Adviser for the White House; United States Ambassador to Saudi Arabia.

ARTHUR R. GOTTSCHALK (2/13/25), Trustee (11), 10642 Brookridge Drive, Frankfort, Illinois; Retired; formerly, President, Illinois Manufacturers Association; Trustee, Illinois Masonic Medical Center; Member, Board of Governors, Heartland Institute/Illinois; formerly, Illinois State Senator.

FREDERICK T. KELSEY (4/25/27), Trustee (11), 3133 Laughing Gull Court, John's Island, South Carolina; Retired; formerly, consultant to Goldman, Sachs & Co.; formerly, President, Treasurer and Trustee of Institutional Liquid Assets and its affiliated mutual funds; Trustee of the Benchmark Fund and the Pilot Fund.

DAVID B. MATHIS* (4/13/38), Trustee (33), Kemper Center, Long Grove, Illinois; Chairman, Chief Executive Officer and Director of Kemper Corporation; Director, KFS, Kemper Financial Companies, Inc., several other Kemper Corporation subsidiaries and IMC Global Inc.; Chairman of the Board, Lumbermens Mutual Casualty Company.

FRED B. RENWICK (2/1/30), Director (11), 3 Hanover Square, New York, New York; Professor of Finance, New York University, Stern School of Business; Director; TIFF Industrial Program, Inc.; Director, The Wartberg Home Foundation; Chairman Investment Committee of Morehouse College Board of Trustees; Chairman, American Bible Society Investment Committee; previously member of the Investment Committee of Atlanta University Board of Trustees; previously Director of Board of Pensions Evangelical Lutheran Church in America.

STEPHEN B. TIMBERS (8/8/44), President and Trustee* (33), 120 S. LaSalle St., Chicago, Illinois; Chairman, Chief Executive Officer, Chief Investment Officer and Director, KFS; President, Chief Operating Officer and Director, Kemper Corporation; Director, Kemper Financial Companies, Inc., KDI; Gillett Holdings, Inc. and LTV Corporation.

JOHN B. TINGLEFF (5/4/35), Trustee (11), 2015 South Lake Shore Drive, Harbor Springs, Michigan; Retired; formerly President, Tingleff & Associates (management consulting firm); formerly, Senior Vice President, Continental Illinois National Bank & Trust Company.

JOHN G. WEITHERS (8/8/33), Trustee (11), 311 Springlake, Hinsdale, Illinois; Retired; formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange; Director, Federal Life Insurance Company; President of the Members of the Corporation and Trustee, DePaul University.

JOHN E. PETERS (11/4/47), Vice President* (33), 120 South LaSalle Street, Chicago, Illinois; Senior Executive Vice President, KFS; President and Director, KDI.

TRACY McCORMICK CHESTER (9/27/54), Vice President* (3), 120 South LaSalle Street, Chicago, Illinois; Senior Vice President and Portfolio Manager, Kemper Financial Services, Inc.; formerly, Portfolio Manager for Fiduciary Management; prior thereto, independent consultant managing private accounts.

DENNIS H. FERRO (6/20/45), Vice President* (3), 120 South LaSalle Street, Chicago, Illinois; Executive Vice President and Director of International Equity Investments, Kemper Financial Services, Inc.; prior thereto, President, Managing Director and Chief Investment Officer of an international investment advisory firm.

CHARLES F. CUSTER (8/19/28), Vice President and Assistant Secretary* (33), 222 North LaSalle Street, Chicago, Illinois; Partner, Vedder, Price, Kaufman & Kammholz (attorneys), Legal Counsel to the Fund.

JEROME L. DUFFY (6/29/36), Treasurer* (33), 120 South LaSalle Street, Chicago, Illinois; Senior Vice President, KFS.

PHILIP J. COLLORA (11/15/45), Vice President and Secretary* (33), 120 South LaSalle Street, Chicago, Illinois; Attorney, Senior Vice President and Assistant Secretary, KFS.

ELIZABETH C. WERTH (10/1/47), Assistant Secretary* (25), 120 South LaSalle Street, Chicago, Illinois; Vice President and Director of State Registrations, KFS and KDI.

* Interested persons as defined in the Investment Company Act of 1940.

The trustees and officers who are "interested persons" as designated above receive no compensation from the Trust, except that Mr. Custer's law firm receives fees from the Trust as counsel to the Trust. The table below shows amounts estimated to be paid or accrued to those trustees who are not designated "interested persons" during the Fund's 1995 fiscal year as if the Fund had existed for the entire fiscal year except that the information in the last column is for calendar year 1994.

                                                                                            TOTAL
                                                                      PENSION OR         COMPENSATION
                                                   AGGREGATE      RETIREMENT BENEFITS    KEMPER FUNDS
                                                  COMPENSATION    ACCRUED AS PART OF       PAID TO
                NAME OF TRUSTEE                   FROM FUND(3)       FUND EXPENSES       TRUSTEES(2)
------------------------------------------------  ------------    -------------------    ------------
James B. Akins..................................     $2,300               $ 0              $ 66,600
Arthur R. Gottschalk(1).........................     $2,500               $ 0              $ 72,000
Frederick T. Kelsey(1)..........................     $2,500               $ 0              $ 73,800
Fred B. Renwick.................................     $2,300               $ 0              $ 66,600
John B. Tingleff................................     $2,500               $ 0              $ 70,500
John G. Weithers................................     $2,500               $ 0              $ 70,100

---------------
(1) Includes deferred fees and interest thereon pursuant to deferred compensation agreements with the Fund. Deferred amounts accrue interest monthly at a rate equal to the yield of Kemper Money Market Fund-- Money Market Portfolio. Total deferred amounts and interest accrued through June 30, 1995 are $2,400 and $3,800 for Messrs. Gottschalk and Kelsey, respectively.

(2) Includes estimated compensation for service for calendar year 1994 on the boards of 11 Kemper funds with 25 fund portfolios and amounts for new funds as if the fund had existed at the beginning of the year and, for Kemper Dreman Fund, Inc. as if it had been affiliated with the Kemper funds in 1994 and the Board Members had been such for all the Kemper funds during the period.

(3) Estimated compensation that assumes all Board Members served on Board for all of 1995 fiscal year.

As of September 29, 1995, the trustees and officers as a group owned less than 1% of the outstanding shares of the Fund and no person owned of record 5% or more of the outstanding shares of the Fund, except that EVEREN Clearing Corp., 77 W. Wacker Drive, Chicago, Illinois owned of record 8.7% of the outstanding shares of the Fund.

SHAREHOLDER RIGHTS

The Trust generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of the Trust ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which approval by shareholders is required by the Investment Company Act of 1940 ("1940 Act"); (c) any termination of the Trust, a series or a class to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust, establishing a series, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); (e) as to whether a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders, to the same extent as the stockholders of a Massachusetts business corporation; and (f) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Trust, or any registration of the Trust with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Trust will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of the Trust could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of the Trust and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any series) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Trust. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the trustees. Moreover, the Declaration of Trust provides for indemnification out of Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust and the Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by KFS and KDI as remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.

PORTFOLIOS OF INVESTMENTS

KEMPER RETIREMENT FUND -- SERIES I THROUGH SERIES VI

PORTFOLIOS OF INVESTMENTS AT JULY 31, 1997
(DOLLARS IN THOUSANDS)

                                                                       -------------------        ---------------------
                                                                              SERIES I                    SERIES II
                                                                       -------------------        ---------------------
                                                                       PRINCIPAL                  PRINCIPAL
                                                                        AMOUNT       VALUE         AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT                       U.S. Treasury, zero coupon,
OBLIGATIONS--38.8%,                   1999 through 2006
53.6%, 49.9%, 55.0%,                  (Cost: $42,509, $87,290,
48.4% AND 56.8%                       $58,971, $74,327, $59,132
                                      and $40,346)                      $51,800     $45,509       $110,700     $92,962
                                      --------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER                     NUMBER
COMMON STOCKS                                                             OF SHARES    VALUE         OF SHARES    VALUE
-----------------------------------------------------------------------------------------------------------------------
BASIC INDUSTRIES--3.3%,               Air Products & Chemicals            8,000         706          7,000         617
2.5%, 2.8%, 2.5%,                     Betz Dearborn Inc.                  9,400         616         11,500         753
2.8% AND 2.2%                         Cementos Mexicanos, S.A. de
                                        C.V., "B"                         3,400          19          4,000          22
                                      Crown Cork & Seal Co.              20,000       1,011         23,000       1,163
                                      E.I. DuPont De Nemours              5,000         335          6,000         402
                                      W.R. Grace & Co.                   11,000         677         14,000         861
                                      Rentokil Initial PLC                3,800          14          4,400          16
                                      Technip S.A.                          116          15            136          17
                                      Temple-Inland Inc.                  6,500         438          7,500         505
                                      Toray Industries                    2,000          13          2,000          13
                                      --------------------------------------------------------------------------------
                                                                                      3,844                      4,369
----------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS--6.2%, 5.0%,            Emerson Electric Co.               10,400         614         13,800         814
5.3%, 5.0%, 5.4% AND 5.0%             General Electric Co.               10,600         744         12,600         884
                                      B.F. Goodrich Co.                  18,100         818         22,700       1,026
                                      Honda Motor Co., Ltd.                 500          17            500          17
                                      Honeywell                          14,000       1,046         16,200       1,210
                                      Matsushita Electric Industrial
                                        Co., Ltd.                           800          17            900          19
                                      Murata Manufacturing                  400          19            500          24
                                      Raytheon Co.                       18,000       1,006         19,000       1,062
                                      Sony Corp.                            100          10            200          20
                                      Sundstrand Corp.                   16,000         992         19,000       1,178
                                      (a)U.S. Industries                  6,000         242          8,000         323
                                      United Technologies                11,000         930         13,000       1,099
                                      WMX Technologies Inc.              27,000         864         30,000         960
                                      --------------------------------------------------------------------------------
                                                                                      7,319                      8,636
--------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS--7.4%,             CVS Corp.                           8,400         478         11,200         637
5.6%, 6.1%, 5.5%,                  (a)Clear Channel Communications        7,900         492          9,500         591
6.5% AND 5.4%                         Dillard Department Stores          23,000         870         25,000         945
                                      R.R. Donnelley & Sons Co.          26,000       1,045         31,000       1,246
                                      Harcourt General                   13,000         614         15,000         709
                                      Hudson's Bay Co.                    1,350          30          1,600          36
                                      May Department Stores Co.          21,100       1,179         23,000       1,285
                                      Reed International PLC              1,556          16          1,814          18
                                      Sears, Roebuck & Co.               19,000       1,203         20,500       1,298
                                      Stanley Works                      28,700       1,300         29,800       1,350
                                      Time Warner Inc.                   13,000         709         14,000         764
                                      Tribune Co.                         9,000         476         10,500         556
                                      Wm. Wrigley Jr. Co.                 2,600         200          2,600         200
                                      --------------------------------------------------------------------------------
                                                                                      8,612                      9,635

PORTFOLIOS OF INVESTMENTS

-----------------   -----------------   -----------------  --------------------
    SERIES III           SERIES IV            SERIES V           SERIES VI
-----------------   -----------------   -----------------  --------------------

-------------------------------------------------------------------------------
 PRINCIPAL          PRINCIPAL           PRINCIPAL           PRINCIPAL
   AMOUNT    VALUE     AMOUNT    VALUE     AMOUNT    VALUE     AMOUNT   VALUE
-------------------------------------------------------------------------------
  $82,400  $63,399   $103,400  $74,750   $102,600  $66,319    $70,700  $41,553
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
   NUMBER              NUMBER              NUMBER              NUMBER
  OF SHARES   VALUE   OF SHARES   VALUE   OF SHARES  VALUE    OF SHARES   VALUE
-------------------------------------------------------------------------------
    7,000      617      6,000      529      8,000      706      3,000     265
    8,500      557      8,900      583      9,400      616      5,000     327
    3,400       19      3,400       19      3,400       19      1,700       9
   20,000    1,011     19,000      961     20,000    1,011      8,900     450
    4,000      268      4,000      268      5,000      335      2,000     134
   10,000      615     10,000      615     10,000      615      5,400     332
    3,800       14      3,800       14      3,800       14      1,880       7
      116       15        116       15        116       15         58       7
    5,500      370      5,500      370      6,500      438      1,500     101
    2,000       13      2,000       13      2,000       13      1,000       7
------------------------------------------------------------------------------
             3,499               3,387               3,782              1,639
------------------------------------------------------------------------------
   10,200      602     10,200      602     10,800      637      5,200     307
   10,800      758     11,800      828     12,600      884      6,000     421
   18,100      818     18,100      818     18,100      818     10,000     452
      500       17        500       17        500       17        200       7
   13,200      986     13,200      986     14,000    1,046      5,800     433
      800       17        800       17        800       17        400       8
      400       19        400       19        400       19        200       9
   14,000      782     14,000      782     18,000    1,006      9,000     503
      100       10        100       10        100       10        100      10
   13,000      806     13,000      806     15,000      930      7,600     471
    6,000      242      6,000      242      6,000      242      3,000     121
   10,000      846     10,000      846     11,000      930      6,000     507
   27,000      864     25,000      800     27,000      864     13,000     416
------------------------------------------------------------------------------
             6,767               6,773               7,420              3,665
------------------------------------------------------------------------------
    8,200      466      8,200      466      8,400      478      5,000     284
    7,300      454      7,300      454      7,900      492      3,600     224
   20,000      756     19,000      718     23,000      870     10,000     378
   23,000      924     23,000      924     27,000    1,085     13,000     522
   13,000      614     12,000      567     13,000      614      6,000     284
    1,350       30      1,350       30      1,350       30        700      16
   16,000      894     16,000      894     20,900    1,168      9,200     514
    1,556       16      1,556       16      1,556       16        778       8
   18,000    1,140     17,000    1,076     21,000    1,330      9,000     570
   24,250    1,099     24,250    1,099     28,800    1,305     13,300     603
   13,000      709     12,000      655     15,000      818      6,000     327
    8,000      423      8,000      423      9,000      476      4,500     238
    2,100      162      2,100      162      2,600      200         --      --
------------------------------------------------------------------------------
             7,687               7,484               8,882              3,968

PORTFOLIOS OF INVESTMENTS

(DOLLARS IN THOUSANDS)

                                                                           --------------------       ----------------------
                                                                                 SERIES I                     SERIES II
                                                                            --------------------       ----------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                            NUMBER                     NUMBER
                                                                           OF SHARES      VALUE       OF SHARES      VALUE
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--4.8%,                  Avon Products                        3,000       $  218         4,000       $  290
3.6%, 3.9%, 3.7%, 4.0%                   CPC International                    2,000          192         3,000          288
AND 2.9%                                 H.J. Heinz Co.                      12,000          554        13,000          600
                                         International Flavors &
                                         Fragrances                          13,000          690        14,000          743
                                         PepsiCo                             19,200          736        21,200          812
                                         Philip Morris Companies             25,900        1,169        27,000        1,218
                                         Procter & Gamble Co.                 2,500          380         3,000          456
                                         Sara Lee Corp.                      20,000          876        18,000          789
                                         Unilever N.V., ADR                   3,500          763         5,000        1,090
                                         ----------------------------------------------------------------------------------
                                                                                           5,578                      6,286
---------------------------------------------------------------------------------------------------------------------------
ENERGY--2.6%,                            AMOCO Corp.                         10,000          940        12,000        1,128
2.2%, 2.2%, 2.2%, 2.2%                   British Petroleum                    1,060           14         1,248           17
AND 2.0%                                 Mobil Corp.                         16,400        1,255        20,600        1,576
                                         Unocal Corp.                        14,000          560        15,000          600
                                      (a)Western Atlas                        4,000          318         6,000          477
                                         ----------------------------------------------------------------------------------
                                                                                           3,087                      3,798
---------------------------------------------------------------------------------------------------------------------------
FINANCE--7.3%,                           American Express Co.                 8,000          670         8,000          670
5.6%, 6.3%, 5.7%, 6.3%                   American General Corp.              21,000        1,118        25,000        1,331
AND 5.4%                                 Banc One Corp.                      20,800        1,167        22,800        1,280
                                         Banco Santander, S.A.                  321            9           372           10
                                         Bank of Ireland                      1,893           23         2,210           27
                                         BankAmerica Corp.                    6,000          453         7,000          529
                                         CITIC Pacific Ltd.                   2,000           13         3,000           19
                                         Cheung Kong Holdings Ltd.            1,000           11         1,000           11
                                         Development Bank of
                                          Singapore                           1,000           13         1,000           13
                                         First Bank System                    5,200          463         6,200          552
                                         Fleet Financial Group, Inc.          7,000          475         7,000          475
                                         ING Groep N.V.                         494           24           573           28
                                         ITT Hartford Group                   5,300          462         6,200          540
                                         Jefferson-Pilot Corp.               23,000        1,634        24,000        1,705
                                         Mellon Bank Corp.                    6,000          303         7,000          353
                                         Morgan Stanley Dean Witter          25,000        1,308        28,000        1,465
                                         Washington Mutual                    6,000          415         9,000          622
                                         ----------------------------------------------------------------------------------
                                                                                           8,561                      9,630

PORTFOLIOS OF INVESTMENTS

-----------------      ---------------        -------------          --------------------
    SERIES III             SERIES IV             SERIES V               SERIES VI
-----------------      ---------------        -------------         ---------------------
-----------------------------------------------------------------------------------------
 NUMBER                NUMBER                NUMBER                NUMBER
OF SHARES     VALUE   OF SHARES     VALUE   OF SHARES     VALUE   OF SHARES    VALUE
-----------------------------------------------------------------------------------------
   3,000     $  218      3,000     $  218      3,000     $  218      2,000     $  145
   2,000        192      2,000        192      2,000        192      1,000         96
   9,000        416      9,000        416     12,000        554      5,000        231
  12,000        637     11,000        584     13,000        690      6,000        318
  18,000        690     18,000        690     19,200        736      7,200        276
  24,000      1,083     24,600      1,110     24,600      1,110     10,400        469
   2,500        380      2,500        380      2,500        380         --         --
  14,000        613     14,000        613     20,000        876      6,000        263
   3,500        763      3,500        763      3,500        763      1,500        327
-----------------------------------------------------------------------------------------
              4,992                 4,966                 5,519                 2,125
-----------------------------------------------------------------------------------------
   9,000        846     10,000        940     11,000      1,034      5,000        470
   1,060         14      1,060         14      1,060         14        302          4
  15,600      1,193     16,400      1,255     16,000      1,224      8,400        643
  12,000        480     12,000        480     12,000        480      6,000        240
   4,000        318      4,000        318      4,000        318      1,500        119
-----------------------------------------------------------------------------------------
              2,851                 3,007                 3,070                 1,476
-----------------------------------------------------------------------------------------
   6,000        503      6,000        503      8,000        670      3,000        251
  19,000      1,012     19,000      1,012     21,000      1,118     10,000        533
  19,400      1,089     17,400        976     21,600      1,212     10,200        572
     321          9        321          9        321          9        162          5
   1,893         23      1,893         23      1,893         23        945         12
   6,000        453      6,000        453      6,000        453      3,000        227
   2,000         13      2,000         13      2,000         13      1,000          6
   1,000         11      1,000         11      1,000         11      1,000         11
   1,000         13      1,000         13      1,000         13        500          6
   5,300        472      5,300        472      5,200        463      3,000        267
   7,000        475      7,000        475      7,000        475      3,500        238
     494         24        494         24        494         24        243         12
   6,400        558      6,400        558      6,300        549      3,100        270
  20,000      1,421     20,000      1,421     22,000      1,563      9,000        640
   6,000        303      6,000        303      6,000        303      3,000        151
  25,000      1,308     22,000      1,151     25,000      1,308     10,000        523
   5,500        380      5,500        380      6,000        415      3,000        207
-----------------------------------------------------------------------------------------
              8,067                 7,797                 8,622                 3,931

PORTFOLIOS OF INVESTMENTS

(DOLLARS IN THOUSANDS)

                                                                        ------------------    -------------------
                                                                             SERIES I                SERIES II
                                                                        ------------------    -------------------
-----------------------------------------------------------------------------------------------------------------
                                                                         NUMBER                NUMBER
                                                                        OF SHARES    VALUE    OF SHARES    VALUE
-----------------------------------------------------------------------------------------------------------------
HEALTH CARE--8.7%,                  (a)ALZA Corp.                        27,200     $   879    31,200     $ 1,008
6.9%, 7.3%, 6.8%,
7.4% AND 6.1%
                                       Abbott Laboratories               14,000         916    16,000       1,047
                                       American Home Products Corp.       9,000         742    10,000         824
                                       C.R. Bard                          8,000         301    10,000         376
                                       (a)Biogen                         14,000         539    15,000         578
                                       Biomet, Inc.                      25,000         498    31,000         618
                                       Bristol-Myers Squibb Co.           7,000         549    11,000         863
                                    (a)British Biotech PLC                3,000           8     4,000          10
                                    (a)Fresenius Medical Care AG            166          11       192          13
                                    (a)HealthCare COMPARE Corp.          14,000         798    17,000         969
                                    (a)Healthsouth Corp.                 20,000         530    21,000         557
                                       Eli Lilly & Co.                    4,000         452     5,500         622
                                       McKesson Corp.                     8,700         754     8,100         702
                                       Medtronic, Inc.                    5,000         436     5,000         436
                                       Perkin-Elmer Corp.                 7,600         620     9,600         784
                                       Pfizer Inc.                        7,000         417    11,000         656
                                       Pharmacia & Upjohn, Inc.          11,000         415    12,000         453
                                       Roche Holding AG                       2          19         2          19
                                    (a)Tenet Healthcare Corp.            27,700         829    28,600         856
                                       United Healthcare Corp.            8,000         456    10,000         570
                                       --------------------------------------------------------------------------
                                                                                     10,169                11,961
-----------------------------------------------------------------------------------------------------------------
TECHNOLOGY--11.9%,                     AMP Inc.                          10,000         523    12,000         627
9.7%, 10.0%, 9.2%,                  (a)Analog Devices                    35,000       1,100    40,333       1,268
10.1% AND 8.5%                      (a)Applied Materials Inc.             3,000         276     4,000         367
                                    (a)Cadence Design Systems            13,700         609    17,800         791
                                    (a)Cisco Systems                     14,000       1,114    17,000       1,353
                                       Computer Associates
                                         International                    7,000         476     8,000         545
                                       L.M. Ericsson Telephone Co.,
                                         "B"                                408          18       476          21
                                       Harris Corp.                       6,000         521     7,000         608
                                       Hewlett-Packard Co.               16,400       1,149    22,800       1,597
                                       Intel Corp.                        4,000         367     6,000         551
                                       Linear Technology Corp.            7,000         468     9,000         602
                                    (a)Microsoft Corp.                    4,000         566     4,000         566
                                       Motorola                          12,500       1,004    14,800       1,189
                                    (a)Oracle Corp.                      17,000         925    20,000       1,089
                                    (a)Parametric Technology Corp.       12,000         588    13,500         661
                                       Pitney Bowes Inc.                 14,000       1,052    16,000       1,202
                                    (a)Sun Microsystems                  25,000       1,142    27,200       1,243
                                    (a)Tellabs, Inc.                      8,000         479    12,000         719
                                    (a)Teradyne                          12,500         584    15,000         701
                                       Texas Instruments                  2,500         288     3,500         402
                                    (a)Xilinx, Inc.                      14,000         663    16,000         758
                                       -----------------------------------------------------------------------------
                                                                                     13,912                16,860


-----------------     -----------------      ----------------      ------------------
    SERIES III             SERIES IV             SERIES V                SERIES VI
-----------------     -----------------      ----------------      ------------------
-------------------------------------------------------------------------------------
 NUMBER                NUMBER                NUMBER                NUMBER
OF SHARES     VALUE   OF SHARES     VALUE   OF SHARES     VALUE   OF SHARES    VALUE
-------------------------------------------------------------------------------------
  24,400     $  788     24,400     $  788     27,200     $  879      9,900     $  320
  14,000        916     14,000        916     14,000        916      7,500        491
   9,000        742      9,000        742      9,000        742      4,000        330
   7,000        263      7,000        263      8,000        301      4,000        150
  14,000        539     14,000        539     14,000        539      7,000        270
  26,000        518     26,000        518     25,000        498     10,000        199
   7,000        549      7,000        549      7,000        549      4,000        314
   3,000          8      3,000          8      3,000          8      1,500          4
     166         11        166         11        166         11         84          6
  12,000        684     12,000        684     14,000        798      6,000        342
  15,000        398     15,000        398     20,000        530      7,000        185
   4,000        452      4,000        452      4,000        452      2,000        226
   6,000        520      6,000        520      8,700        754      3,000        260
   4,000        349      4,000        349      5,000        436      2,000        175
   7,600        620      7,600        620      7,600        620      3,500        286
   7,000        417      7,000        417      7,000        417      3,000        179
  10,000        378     10,000        378     11,000        415      5,000        189
       2         19          2         19          2         19          1         10
  22,000        659     22,000        659     27,700        829     11,100        332
   7,000        399      7,000        399      8,000        456      3,200        182
-------------------------------------------------------------------------------------
              9,229                 9,229                10,169                 4,450
-------------------------------------------------------------------------------------
  10,000        523     10,000        523     10,000        523      5,000        261
  36,000      1,132     32,000      1,006     36,000      1,132     14,666        461
   3,000        276      3,000        276      3,000        276      2,000        184
  12,500        555     12,500        555     13,700        609      7,000        311
  13,000      1,034     13,000      1,034     14,000      1,114      6,000        477
   7,000        476      6,000        408      7,000        476      4,000        272
     408         18        408         18        408         18        204          9
   5,000        434      5,000        434      6,000        521      3,000        261
  14,400      1,009     14,400      1,009     16,400      1,149      7,500        525
   4,000        367      4,000        367      4,000        367      2,000        184
   7,000        468      7,000        468      6,000        401      3,000        201
   3,000        425      4,000        566      4,000        566         --         --
  10,400        835     10,400        835     12,000        964      5,600        450
  15,000        817     15,000        817     17,000        925      8,000        435
  10,500        514     10,500        514     12,000        588      4,500        221
  13,000        977     13,000        977     14,000      1,052      6,000        451
  21,000        959     18,000        822     25,000      1,142     10,000        457
   7,000        419      7,000        419      8,000        479      5,000        299
  12,400        580     11,400        533     12,400        580      5,200        243
   2,500        288      2,500        288      2,500        288      1,500        172
  14,000        663     14,000        663     14,000        663      6,500        308
-------------------------------------------------------------------------------------
             12,769                12,532                13,833                 6,182

PORTFOLIOS OF INVESTMENTS

(DOLLARS IN THOUSANDS)

                                                                         -----------------        ------------------
                                                                              SERIES I                 SERIES II
                                                                         -----------------        ------------------
--------------------------------------------------------------------------------------------------------------------
                                                                          NUMBER                   NUMBER
                                                                         OF SHARES     VALUE      OF SHARES     VALUE
---------------------------------------------------------------------------------------------------------------------
TRANSPORTATION--2.1%,                    CSX Corp.                         16,000     $    988     18,000      $  1,112
1.6%, 1.7%, 1.5%, 1.8%                   Norfolk Southern Corp.            10,000        1,107     11,000         1,219
AND 1.5%                                 Swire Pacific Ltd., "A"            1,000            9      1,000             9
                                         Union Pacific Corp.                5,500          394      6,500           466
                                         ------------------------------------------------------------------------------
                                                                                         2,498                    2,806
-----------------------------------------------------------------------------------------------------------------------
UTILITIES--1.2%,                         AT&T                              16,000          589     18,000           663
 .9%, 1.0%, 1.0%, 1.0%                 (a)AirTouch Communications            8,000          264      9,000           296
AND .9%                                  SBC Communications Inc.            8,600          509     10,000           592
                                         Telefonica de Espana S.A.            515           14        600            16
                                         Telefonica del Peru, S.A.,
                                         ADS                                  500           12        500            12
                                         ------------------------------------------------------------------------------
                                                                                         1,388                    1,579
                                         ------------------------------------------------------------------------------
                                         TOTAL COMMON STOCKS--55.5%, 43.6%,
                                         46.6%, 43.1%, 47.5% AND 39.9%
                                         (Cost: $50,983, $58,733, $46,587,
                                         $45,850, $51,293 and $23,386)                  64,968                   75,560

                                         ------------------------------------------------------------------------------
                                                                         PRINCIPAL                PRINCIPAL
                                                                          AMOUNT       VALUE       AMOUNT       VALUE
                                         ------------------------------------------------------------------------------
MONEY MARKET                             Yield--5.55% to 5.80%
INSTRUMENTS--5.7%,                       Due--August and
2.7%, 3.3%, 1.8%, 4.2%                   September 1997
AND 2.7%                                 Sanwa Business Credit            $ 3,900        3,888     $3,000         2,984
                                         Other                              2,800        2,797      1,700         1,699
                                         ------------------------------------------------------------------------------
                                         TOTAL MONEY MARKET INSTRUMENTS
                                         (Cost: $6,686, $4,682,
                                         $4,188, $2,394, $5,800 and
                                         $1,989)                                         6,685                    4,683
                                         ------------------------------------------------------------------------------
                                         TOTAL INVESTMENTS--100.0%, 99.9%, 99.8%,
                                         99.9%, 100.1% AND 99.4%
                                         (Cost: $100,178, $150,705, $109,746,
                                         $122,571, $116,225 and $65,721)               117,162                  173,205
                                         ------------------------------------------------------------------------------
                                         CASH AND OTHER ASSETS, LESS
                                         LIABILITIES--0%, .1%, .2%, .1%,
                                         (.1%) AND .6%                                     (45)                     178
                                         ------------------------------------------------------------------------------
                                         NET ASSETS--100%                             $117,117                 $173,383
                                         ------------------------------------------------------------------------------

NOTES TO PORTFOLIOS OF INVESTMENTS

(a) Non-income producing security.

Based on the cost of investments for federal income tax purposes at July 31, 1997, the unrealized appreciation and depreciation on investments is as follows (in thousands):

                                               SERIES I    SERIES II    SERIES III    SERIES IV    SERIES V    SERIES VI
------------------------------------------------------------------------------------------------------------------------
Cost of investments for federal income tax
  purposes                                     $100,178    $150,705      $109,746     $122,571     $116,225     $65,721
------------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation                    17,021      22,543        17,173       13,237       21,080       7,040
------------------------------------------------------------------------------------------------------------------------
Gross unrealized depreciation                        37          43            37           36           39          16
------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation                      16,984      22,500        17,136       13,201       21,041       7,024
------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS

------------------     -------------------    ------------------         --------------------
     SERIES III              SERIES IV              SERIES V                 SERIES VI
------------------     -------------------    ------------------         --------------------
----------------------------------------------------------------------------------------------
  NUMBER                  NUMBER                 NUMBER                 NUMBER
 OF SHARES     VALUE    OF SHARES    VALUE     OF SHARES    VALUE     OF SHARES    VALUE
----------------------------------------------------------------------------------------------
  14,000     $    865    14,000     $    865    16,000     $    988     7,000     $    432
   8,000          886     8,000          886    10,000        1,107     4,500          498
   1,000            9     1,000            9     1,000            9       500            5
   5,000          358     5,000          358     5,500          394     2,500          179
----------------------------------------------------------------------------------------------
                2,118                  2,118                  2,498                  1,114
----------------------------------------------------------------------------------------------
  16,000          589    16,000          589    16,000          589     8,000          295
   8,000          264     8,000          264     8,000          264     3,000           99
   7,400          438     7,700          456     8,000          474     4,100          243
     515           14       515           14       515           14       260            7
     500           12       500           12       500           12       350            9
----------------------------------------------------------------------------------------------
                1,317                  1,335                  1,353                    653
----------------------------------------------------------------------------------------------
               59,296                 58,628                 65,148                 29,203
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
 PRINCIPAL              PRINCIPAL              PRINCIPAL              PRINCIPAL
  AMOUNT     VALUE      AMOUNT      VALUE      AMOUNT      VALUE      AMOUNT      VALUE
----------------------------------------------------------------------------------------------
$   --           --    $1,000          995    $3,900        3,888    $2,000        1,989
 4,200        4,187     1,400        1,399     1,929        1,911        --           --
----------------------------------------------------------------------------------------------
              4,187                  2,394                  5,799                  1,989
----------------------------------------------------------------------------------------------
            126,882                135,772                137,266                 72,745
----------------------------------------------------------------------------------------------
                216                    158                   (135)                   426
----------------------------------------------------------------------------------------------
           $127,098               $135,930               $137,131               $ 73,171
----------------------------------------------------------------------------------------------

PORTFOLIOS OF INVESTMENTS

KEMPER RETIREMENT FUND

SERIES I THROUGH SERIES VI

Portfolios of Investments at June 30, 1997
(DOLLARS IN THOUSANDS)

                                                                      --------------------        --------------------
                                                                            SERIES I                    SERIES II
                                                                      --------------------         --------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                      PRINCIPAL                  PRINCIPAL
                                                                       AMOUNT       VALUE         AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT                       U.S. Treasury, zero coupon,
OBLIGATIONS--40.1%,                   1999 through 2006
55.4%, 51.3%, 56.0%,                  (Cost: $42,195, $88,041,
49.7% AND 59.6%                       $59,645, $75,167, $60,046
                                      and $42,000)                     $51,800     $44,815       $112,400      $92,683
                                      --------------------------------------------------------------------------------


                                                                       NUMBER                     NUMBER
           COMMON STOCKS                                              OF SHARES     VALUE        OF SHARES     VALUE
BASIC INDUSTRIES--2.5%,               Air Products & Chemicals           5,000         406          5,000          406
2.0%, 2.1%, 1.9%,
2.1% AND 1.6%
                                      Betz Dearborn Inc.                 9,400         620         11,500          759
                                      Cementos Mexicanos, S.A. de
                                        C.V., "B"                        3,400          16          4,000           19
                                      Crown Cork & Seal Co.             15,000         802         18,000          962
                                      W.R. Grace & Co.                  11,000         606         14,000          772
                                      Rentokil Initial PLC               3,800          13          4,400           15
                                      Technip S.A.                         116          13            136           16
                                      Temple-Inland Inc.                 5,000         270          6,000          324
                                      Toray Industries                   2,000          14          2,000           14
                                      --------------------------------------------------------------------------------
                                                                                     2,760                       3,287
--------------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS--6.3%, 5.0%,            Boeing Co.                         4,000         212          6,400          340
5.3%, 5.0%, 5.5% AND 5.1%
                                      Emerson Electric Co.              10,400         573         13,800          760
                                      General Electric Co.              10,600         693         12,600          824
                                      B.F. Goodrich Co.                 18,100         784         22,700          983
                                      Honda Motor Co., Ltd.                500          15            500           15
                                      Honeywell                         14,000       1,062         16,200        1,229
                                      Matsushita Electric Industrial
                                        Co., Ltd.                          800          16            900           18
                                      Murata Manufacturing                 400          16            500           20
                                      Raytheon Co.                      18,000         918         19,000          969
                                      Sony Corp.                           100           9            200           17
                                      Sundstrand Corp.                  16,000         893         19,000        1,060
                                      (a)Tubos de Acero de Mexico,
                                        S.A., ADR                          800          15            800           15
                                      (a)U.S. Filter Corp.              10,000         273         14,000          382
                                      United Technologies               11,000         913         13,000        1,079
                                      WMX Technologies Inc.             20,000         642         22,000          707
                                      --------------------------------------------------------------------------------
                                                                                     7,034                       8,418

PORTFOLIOS OF INVESTMENTS

 -----------------   -----------------   -----------------   -----------------
    SERIES III          SERIES IV            SERIES V            SERIES VI
 -----------------   -----------------   -----------------   -----------------
------------------------------------------------------------------------------
 PRINCIPAL            PRINCIPAL           PRINCIPAL           PRINCIPAL
   AMOUNT    VALUE     AMOUNT    VALUE     AMOUNT    VALUE     AMOUNT    VALUE
------------------------------------------------------------------------------


  $83,900  $62,781   $105,100  $73,525   $104,900  $64,954    $74,000  $41,344
------------------------------------------------------------------------------


------------------------------------------------------------------------------
   NUMBER            NUMBER              NUMBER              NUMBER
 OF SHARES   VALUE  OF SHARES    VALUE  OF SHARES    VALUE  OF SHARES    VALUE
------------------------------------------------------------------------------
    5,000      406      4,000      325      5,000      406      2,000      162
    8,500      561      8,900      587      9,400      620      5,000      330
------------------------------------------------------------------------------
    3,400       16      3,400       16      3,400       16      1,700        8
   15,000      802     14,000      748     15,000      802      5,900      315
   10,000      551     10,000      551     10,000      551      5,400      298
    3,800       13      3,800       13      3,800       13      1,880        7
      116       13        116       13        116       13         58        7
    4,000      216      4,000      216      5,000      270         --       --
    2,000       14      2,000       14      2,000       14      1,000        7
------------------------------------------------------------------------------
             2,592               2,483               2,705               1,134
------------------------------------------------------------------------------
    4,000      212      4,000      212      4,000      212      2,000      106
   10,200      562     10,200      562     10,800      595      5,200      286
   10,800      706     11,800      771     12,600      824      6,000      392
   18,100      784     18,100      784     18,100      784     10,000      433
      500       15        500       15        500       15        200        6
   13,200    1,002     13,200    1,002     14,000    1,062      5,800      440

      800       16        800       16        800       16        400        8
      400       16        400       16        400       16        200        8
   14,000      714     14,000      714     18,000      918      9,000      459
      100        9        100        9        100        9        100        9
   13,000      726     13,000      726     15,000      837      7,600      424

      800       15        800       15        800       15        400        7
   10,000      273     10,000      273     11,000      300      5,000      136
   10,000      830     10,000      830     11,000      913      6,000      498
   19,000      610     19,000      610     20,000      642      9,000      289
------------------------------------------------------------------------------
             6,490               6,555               7,158               3,501

PORTFOLIOS OF INVESTMENTS

(DOLLARS IN THOUSANDS)

                                                                            -----------------         --------------------
                                                                                 SERIES I                   SERIES II
                                                                            -----------------         --------------------
---------------------------------------------------------------------------------------------------------------------------
                                                                            NUMBER                     NUMBER
                                                                           OF SHARES      VALUE       OF SHARES      VALUE
---------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS--7.5%,                CVS Corp.                            8,400       $  431        11,200       $  574
5.5%, 5.9%, 5.4%, 6.5%                (a)Clear Channel Communications         5,900          363         7,500          461
AND 5.5%                                 Dillard Department Stores           18,000          623        20,000          692
                                         R.R. Donnelley & Sons Co.           26,000          952        31,000        1,135
                                         Harcourt General                    13,000          619        15,000          714
                                         Hilton Hotels Corp.                 17,000          452        20,000          531
                                         Hudson's Bay Co.                     1,350           30         1,600           36
                                      (a)MGM Grand                           15,000          555        14,000          518
                                         May Department Stores Co.           19,100          902        20,000          945
                                         Reed International PLC               1,556           15         1,814           18
                                         Sears, Roebuck & Co.                15,000          806        13,500          726
                                         Stanley Works                       28,700        1,148        29,800        1,192
                                         Time Warner Inc.                    12,000          579        11,000          531
                                         Tribune Co.                         16,000          769        18,500          889
                                         Wm. Wrigley Jr. Co.                  2,600          174         2,600          174
                                         ----------------------------------------------------------------------------------
                                                                                           8,418                      9,136
---------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--4.3%,                  Avon Products                        3,000          212         4,000          282
3.3%, 3.6%, 3.4%, 3.6%                   CPC International                    8,000          739        10,000          923
AND 2.7%                                 H.J. Heinz Co.                      14,000          646        15,000          692
                                         PepsiCo                             19,200          721        21,200          796
                                         Philip Morris Companies             30,900        1,371        30,000        1,331
                                         Procter & Gamble Co.                 2,500          353         3,000          424
                                         Unilever N.V., ADR                   3,500          763         5,000        1,090
                                         ----------------------------------------------------------------------------------
                                                                                           4,805                      5,538
---------------------------------------------------------------------------------------------------------------------------
ENERGY--2.1%,                            AMOCO Corp.                         10,000          869        12,000        1,043
1.7%, 1.8%, 1.8%, 1.8%                   British Petroleum                    1,060           13         1,248           16
AND 1.7%                                 Mobil Corp.                         16,400        1,146        20,600        1,439
                                         Unocal Corp.                         8,000          311         9,000          349
                                         ----------------------------------------------------------------------------------
                                                                                           2,339                      2,847
---------------------------------------------------------------------------------------------------------------------------
FINANCE--7.2%,                           American Express Co.                 9,000          670         9,000          670
5.2%, 5.8%, 5.4%,                        American General Corp.              21,000        1,003        25,000        1,194
6.1% AND 5.1%                            Banc One Corp.                      18,800          911        18,800          911
                                         Banco Santander, S.A.                  321           10           372           11
                                         Bank of Ireland                      1,864           20         2,176           24
                                         CITIC Pacific Ltd.                   2,000           12         3,000           19
                                         Cheung Kong Holdings Ltd.            1,000           10         1,000           10
                                         Development Bank of Singapore        1,000           13         1,000           13
                                         First Bank System                    7,200          615         7,200          615
                                         Fleet Financial Group, Inc.          7,000          443         7,000          443
                                         ING Groep N.V.                         494           23           573           26
                                         ITT Hartford Group                   5,300          439         6,200          513
                                         Jefferson-Pilot Corp.               23,000        1,607        24,000        1,677
                                         Mellon Bank Corp.                    6,000          271         7,000          316
                                         Morgan Stanley Dean Witter          25,000        1,077        26,000        1,120
                                         Provident Companies Inc.             5,000          268         5,000          268
                                         Travelers/Aetna Property
                                            Casualty Corp.                    3,400          136         4,000          159
                                         Washington Mutual                    8,000          478        12,000          717
                                         ----------------------------------------------------------------------------------
                                                                                           8,006                      8,706

PORTFOLIOS OF INVESTMENTS

 ----------------        -------------        ---------------        ----------------
    SERIES III             SERIES IV             SERIES V                SERIES VI
 ----------------        -------------        ---------------        ----------------
-------------------------------------------------------------------------------------
 NUMBER                NUMBER                NUMBER                NUMBER
OF SHARES     VALUE   OF SHARES     VALUE   OF SHARES     VALUE   OF SHARES    VALUE
---------------------------------------------------------------------------------------
   8,200     $  420      8,200     $  420      8,400     $  431      5,000     $  256
   5,300        326      5,300        326      5,900        363      2,600        160
  15,000        519     14,000        485     18,000        623      8,000        277
  23,000        842     23,000        842     27,000        989     13,000        476
  13,000        619     12,000        571     13,000        619      6,000        286
  16,000        425     16,000        425     19,000        505      9,000        239
   1,350         30      1,350         30      1,350         30        700         16
  12,000        444     12,000        444     15,000        555      6,000        222
  14,000        662     14,000        662     17,900        846      8,200        387
   1,556         15      1,556         15      1,556         15        778          8
  12,000        645     12,000        645     15,000        806      6,000        322
  24,250        970     24,250        970     28,800      1,152     13,300        532
  10,000        482      9,000        434     12,000        579      5,000        241
  15,000        721     15,000        721     16,000        769      8,000        384
   2,100        141      2,100        141      2,600        174         --         --
--------------------------------------------------------------------------------------
              7,261                 7,131                 8,456                 3,806
--------------------------------------------------------------------------------------
   3,000        212      3,000        212      3,000        212      2,000        141
   7,000        646      7,000        646      8,000        739      4,000        369
  11,000        507     11,000        507     14,000        646      6,000        277
  18,000        676     18,000        676     19,200        721      7,200        270
  27,000      1,198     27,600      1,225     27,600      1,225     11,400        506
   2,500        353      2,500        353      2,500        353         --         --
   3,500        763      3,500        763      3,500        763      1,500        327
--------------------------------------------------------------------------------------
              4,355                 4,382                 4,659                 1,890
--------------------------------------------------------------------------------------
   9,000        782     10,000        869     11,000        956      5,000        435
   1,060         13      1,060         13      1,060         13        302          4
  15,600      1,090     16,400      1,146     16,000      1,118      8,400        587
   8,000        311      8,000        311      8,000        311      4,000        155
--------------------------------------------------------------------------------------
              2,196                 2,339                 2,398                 1,181
--------------------------------------------------------------------------------------
   6,000        447      6,000        447      9,000        670      3,000        224
  19,000        907     19,000        907     21,000      1,003     10,000        478
  15,400        746     15,400        746     17,600        852      8,200        397
     321         10        321         10        321         10        162          5
   1,864         20      1,864         20      1,864         20        931         10

   2,000         12      2,000         12      2,000         12      1,000          6
   1,000         10      1,000         10      1,000         10      1,000         10
   1,000         13      1,000         13      1,000         13        500          6
   6,300        538      6,300        538      7,200        615      3,600        307
   7,000        443      7,000        443      7,000        443      3,500        221
     494         23        494         23        494         23        243         11
   6,400        530      6,400        530      6,300        521      3,100        257
  20,000      1,398     20,000      1,398     22,000      1,537      9,000        629
   6,000        271      6,000        271      6,000        271      3,000        135
  22,000        947     22,000        947     25,000      1,077     10,000        431
   4,000        214      4,000        214      5,000        268      2,000        107

   2,900        116      2,900        116      3,400        136      1,700         68
   7,500        448      7,500        448      8,000        478      4,000        239
--------------------------------------------------------------------------------------
              7,093                 7,093                 7,959                 3,541

PORTFOLIOS OF INVESTMENTS


(DOLLARS IN THOUSANDS)


                                                                          -------------------    --------------------
                                                                              SERIES I                 SERIES II
                                                                          -------------------    --------------------
---------------------------------------------------------------------------------------------------------------------
                                                                          NUMBER                  NUMBER
                                                                         OF SHARES     VALUE     OF SHARES     VALUE
---------------------------------------------------------------------------------------------------------------------
HEALTH CARE--9.3%,                    (a)ALZA Corp.                        22,200     $   644      26,200     $   760
7.2%, 7.3%, 6.9%,                        Abbott Laboratories               19,000       1,268      21,000       1,402
7.9% AND 6.3%                            American Home Products Corp.       7,000         536       8,000         612
                                      (a)Biogen                            14,000         474      15,000         508
                                         Biomet, Inc.                      40,000         745      46,000         857
                                         Bristol-Myers Squibb Co.           7,000         567      11,000         891
                                      (a)British Biotech PLC                3,000          11       4,000          15
                                      (a)Fresenius Medical Care AG            166          12         192          14
                                      (a)HealthCare COMPARE Corp.          21,000       1,100      20,000       1,048
                                      (a)Healthsouth Corp.                 20,000         499      21,000         524
                                         Eli Lilly & Co.                    6,000         656       8,000         874
                                         McKesson Corp.                     8,700         674       9,100         705
                                         Medtronic, Inc.                    7,000         567       8,000         648
                                         Perkin-Elmer Corp.                10,600         843      13,600       1,082
                                         Pfizer Inc.                        6,000         717       8,000         956
                                         Roche Holding AG                       2          18           2          18
                                      (a)Tenet Healthcare Corp.            25,700         760      26,600         786
                                         United Healthcare Corp.            6,000         312       7,000         364
                                         ----------------------------------------------------------------------------
                                                                                       10,403                  12,064


----------------------------------------------------------------------------------------------------------------------
TECHNOLOGY--11.6%,                    (a)Analog Devices                    30,000         797      35,333         939
9.5%, 9.5%, 8.9%, 9.8%                (a)Applied Materials Inc.             5,000         354       7,000         496-
AND 8.1%                              (a)Cadence Design Systems            13,700         459      16,800         563
                                      (a)Cisco Systems                     14,000         940      17,000       1,141
                                         Computer Associates
                                           International                    5,000         278       6,000         334
                                         L.M. Ericsson Telephone Co.,
                                           "B"                                408          16         476          19
                                         Harris Corp.                       7,000         588       9,000         756
                                         Hewlett-Packard Co.               18,400       1,030      24,800       1,389
                                         Intel Corp.                        2,000         284       3,000         425
                                         Linear Technology Corp.            7,000         362       9,000         466
                                      (a)Microsoft Corp.                    4,000         506       4,000         506
                                         Motorola                          16,500       1,254      18,800       1,429
                                      (a)Oracle Corp.                      20,000       1,007      24,000       1,209
                                      (a)Parametric Technology
                                           Corp.                           12,000         511      13,500         575
                                      (a)PeopleSoft Inc.                   10,000         528      12,000         633
                                         Pitney Bowes Inc.                 14,000         973      16,000       1,112
                                      (a)Sun Microsystems                  22,000         819      23,200         863
                                      (a)Tellabs, Inc.                     17,000         950      24,000       1,341
                                      (a)Teradyne                          13,500         530      16,000         628
                                         Texas Instruments                  3,000         252       4,000         336
                                      (a)Xilinx, Inc.                      12,000         589      14,000         687
                                         ----------------------------------------------------------------------------
                                                                                       13,027                  15,847
----------------------------------------------------------------------------------------------------------------------
TRANSPORTATION--2.1%,                    CSX Corp.                         16,000         888      18,000         999
1.6%, 1.7%, 1.5%, 1.8%                   Norfolk Southern Corp.            10,000       1,007      11,000       1,108-
AND 1.5%                                 Swire Pacific Ltd., "A"            1,000           9       1,000           9
                                         Union Pacific Corp.                6,500         458       8,000         564
                                         ----------------------------------------------------------------------------
                                                                                        2,362                   2,680

PORTFOLIOS OF INVESTMENTS

-----------------       --------------       ---------------       -------------------
    SERIES III             SERIES IV             SERIES V                SERIES VI
-----------------       --------------       ---------------       -------------------
--------------------------------------------------------------------------------------
 NUMBER                NUMBER                NUMBER                NUMBER
OF SHARES     VALUE   OF SHARES     VALUE   OF SHARES     VALUE   OF SHARES    VALUE
--------------------------------------------------------------------------------------
  19,400     $  563     19,400     $  563     22,200     $  644      6,900     $  200
  17,000      1,135     17,000      1,135     19,000      1,268      8,500        567

   7,000        536      7,000        536      7,000        536      3,000        230
  14,000        474     14,000        474     14,000        474      7,000        237
  36,000        671     36,000        671     40,000        745     18,000        335
   7,000        567      7,000        567      7,000        567      4,000        324
   3,000         11      3,000         11      3,000         11      1,500          6
     166         12        166         12        166         12         84          6
  15,000        786     15,000        786     20,000      1,048      7,000        367
  15,000        374     15,000        374     20,000        499      7,000        175
   5,000        547      5,000        547      6,000        656      2,500        273
   7,000        542      7,000        542      8,700        674      3,000        232
   5,000        405      5,000        405      7,000        567      3,000        243
   9,600        764      9,600        764     10,600        843      5,000        398
   6,000        717      6,000        717      6,000        717      3,000        358
       2         18          2         18          2         18          1          9
  20,000        591     20,000        591     25,700        760     10,100        299
   5,000        260      5,000        260      6,000        312      2,000        104
-------------------------------------------------------------------------------------
              8,973                 8,973                10,351                 4,363
-------------------------------------------------------------------------------------
  28,000        744     28,000        744     28,000        744     11,666        310
   5,000        354      5,000        354      5,000        354      3,000        212
  12,500        419     12,500        419     13,700        459      7,000        235
  13,000        873     13,000        873     14,000        940      6,000        403

   5,000        278      4,000        223      5,000        278      2,000        111
     408         16        408         16        408         16        204          8
   7,000        588      7,000        588      7,000        588      4,000        336
  16,400        918     16,400        918     18,400      1,030      8,500        476
   2,000        284      2,000        284      2,000        284      1,000        142
   7,000        362      7,000        362      6,000        310      3,000        155
   3,000        379      4,000        506      4,000        506         --         --
  13,400      1,018     13,400      1,018     15,500      1,178      6,600        502
  18,000        907     18,000        907     20,000      1,007      9,500        479
  10,500        447     10,500        447     12,000        511      4,500        192
   8,000        422      8,000        422     10,000        528      3,500        185
  13,000        904     13,000        904     14,000        973      6,000        417
  15,000        558     15,000        558     21,000        782      9,000        335
  15,000        838     15,000        838     17,000        950      8,000        447
  13,400        526     12,400        486     13,400        526      5,700        224
   3,000        252      3,000        252      3,000        252      2,000        168
  12,000        589     12,000        589     12,000        589      6,000        294
-------------------------------------------------------------------------------------
             11,676                11,708                12,805                 5,631
-------------------------------------------------------------------------------------
  14,000        777     14,000        777     16,000        888      7,000        389
   8,000        806      8,000        806     10,000      1,007      4,500        453
   1,000          9      1,000          9      1,000          9        500          5
   6,000        423      6,000        423      6,500        458      3,000        211
-------------------------------------------------------------------------------------
              2,015                 2,015                 2,362                 1,058

PORTFOLIOS OF INVESTMENTS

(DOLLARS IN THOUSANDS)

                                                                         --------------------     ---------------------
                                                                               SERIES I                 SERIES II
                                                                         --------------------     ---------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                          NUMBER                   NUMBER
                                                                         OF SHARES     VALUE      OF SHARES     VALUE
-----------------------------------------------------------------------------------------------------------------------
UTILITIES--1.0%,                         AT&T                              16,000     $    561     18,000      $    631
 .8%, .9%, .8%, .8%                       SBC Communications Inc.            8,600          532     10,000           619
AND .8%                                  Telefonica de Espana S.A.            515           15        600            17
                                         Telefonica del Peru, S.A.,
                                           ADS                                500           13        500            13
                                         ------------------------------------------------------------------------------
                                                                                         1,121                    1,280
                                         ------------------------------------------------------------------------------
                                         TOTAL COMMON STOCKS--53.9%, 41.8%,
                                         43.9%, 41.0%, 45.9% AND 38.4%
                                         (Cost: $49,986, $57,307, $44,402,
                                         $44,320, $49,844 and $22,552)                  60,275                   69,803
                                         ------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                         PRINCIPAL                PRINCIPAL
                                                                          AMOUNT       VALUE       AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------
MONEY MARKET                             Yield--5.66% to 6.50%
INSTRUMENTS--3.6%,                       Due--July 1997
1.8%, 3.6%, 1.2%, 3.3%                   (Cost: $3,991, $2,996,
AND 1.4%                                 $4,395, $1,595, $4,287 and
                                         $1,000)                           $4,000        3,991     $3,000         2,996
                                         ------------------------------------------------------------------------------
                                         TOTAL INVESTMENTS--97.6%, 99.0%, 98.8%,
                                         98.2%, 98.9% AND 99.4%
                                         (Cost: $96,172, $148,344, $108,442,
                                         $121,082, $114,177 and $65,552)               109,081                  165,482
                                         ------------------------------------------------------------------------------
                                         CASH AND OTHER ASSETS, LESS
                                         LIABILITIES--2.4%, 1.0%, 1.2%,
                                         1.8%, 1.1% AND .6%                              2,729                    1,688
                                         ------------------------------------------------------------------------------
                                         NET ASSETS--100%                             $111,810                 $167,170
                                         ------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NOTES TO PORTFOLIOS OF INVESTMENTS
-------------------------------------------------------------------------------
(a) Non-income producing security.

Based on the cost of investments for federal income tax purposes at June 30, 1997, the unrealized appreciation and depreciation on investments is as follows (in thousands):

                                                 SERIES I    SERIES II    SERIES III    SERIES IV    SERIES V    SERIES VI
--------------------------------------------------------------------------------------------------------------------------
Cost of investments for federal income tax
  purposes                                       $96,172     $148,344      $108,442     $121,082     $114,177     $65,552
--------------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation                     13,088       17,371        12,604        9,596       15,260       4,189
--------------------------------------------------------------------------------------------------------------------------
Gross unrealized depreciation                        179          233           172        1,814          259         740
--------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation                       12,909       17,138        12,432        7,782       15,001       3,449
--------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS

------------------------    ------------------     -----------------       -----------------------
      SERIES III                SERIES IV              SERIES V                  SERIES VI
------------------------    ------------------     -----------------       -----------------------
--------------------------------------------------------------------------------------------------
      NUMBER                 NUMBER                 NUMBER                 NUMBER
     OF SHARES    VALUE     OF SHARES    VALUE     OF SHARES    VALUE     OF SHARES    VALUE
--------------------------------------------------------------------------------------------------
      16,000     $    561    16,000     $    561    16,000     $    561     8,000     $    281
       7,400          458     7,700          476     8,000          495     4,100          254
         515           15       515           15       515           15       260            8
         500           13       500           13       500           13       350            9
--------------------------------------------------------------------------------------------------
                    1,047                  1,065                  1,084                    552
--------------------------------------------------------------------------------------------------

                   53,698                 53,744                 59,937                 26,657
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
     PRINCIPAL              PRINCIPAL              PRINCIPAL              PRINCIPAL
      AMOUNT      VALUE      AMOUNT      VALUE      AMOUNT      VALUE      AMOUNT      VALUE
--------------------------------------------------------------------------------------------------
      $4,400        4,395    $1,600        1,595    $4,300        4,287    $1,000        1,000
--------------------------------------------------------------------------------------------------

                  120,874                128,864                129,178                 69,001
--------------------------------------------------------------------------------------------------

                    1,460                  2,361                  1,497                    391
--------------------------------------------------------------------------------------------------
                 $122,334               $131,225               $130,675               $ 69,392
--------------------------------------------------------------------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF TRUSTEES AND SHAREHOLDERS
KEMPER TARGET EQUITY FUND--
KEMPER RETIREMENT FUND SERIES I, II, III, IV, V AND VI

  We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Kemper Target Equity Fund--Kemper Retirement Fund Series I, II, III, IV, V and VI as of July 31, 1997 and June 30, 1997, the related statements of operations for the month ended July 31, 1997 and the year ended June 30, 1997, and changes in net assets for the month ended July 31, 1997 and for each of the two years in the period ended June 30, 1997, and the financial highlights for each of the fiscal periods since 1993. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of July 31, 1997 and June 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of Kemper Target Equity Fund--Kemper Retirement Fund Series I, II, III, IV, V and VI at July 31, 1997 and June 30, 1997, the results of their operations, the changes in their net assets and the financial highlights for the periods referred to above in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

                                      Chicago, Illinois
                                      August 20, 1997

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
(IN THOUSANDS)

                                                        ------------------------          ------------------------
                                                                SERIES I                          SERIES II
                                                        ------------------------          ------------------------
                                                        JULY 31,         JUNE 30,         JULY 31,         JUNE 30,
                                                          1997             1997             1997             1997
-------------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------------
Investments, at value
(Cost: $100,178, $96,172, $150,705, $148,344,
$109,746, $108,442, $122,571, $121,082, $116,225,
$114,177, $65,721 and $65,552)                          $117,162         109,081          173,205          165,482
-------------------------------------------------------------------------------------------------------------------
Cash                                                         108             696              658              679
-------------------------------------------------------------------------------------------------------------------
Receivable for:
  Investments sold                                           544           2,664              462            1,859
-------------------------------------------------------------------------------------------------------------------
  Dividends and interest                                      66              55               79               77
-------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                         117,880         112,496          174,404          168,097
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
-------------------------------------------------------------------------------------------------------------------

Payable for:
  Investments purchased                                      641             524              715              657
-------------------------------------------------------------------------------------------------------------------
  Fund shares redeemed                                        20              61              162              134
-------------------------------------------------------------------------------------------------------------------
  Management fee                                              48              47               71               70
-------------------------------------------------------------------------------------------------------------------
  Administrative services fee                                 23              23               35               35
-------------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related
  expenses                                                    21              22               31               21
-------------------------------------------------------------------------------------------------------------------
  Trustees' fees                                              10               9                7               10
-------------------------------------------------------------------------------------------------------------------
    Total liabilities                                        763             686            1,021              927
-------------------------------------------------------------------------------------------------------------------
NET ASSETS                                              $117,117         111,810          173,383          167,170
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
 ANALYSIS OF NET ASSETS
-------------------------------------------------------------------------------------------------------------------

Paid-in capital                                         $ 89,138          89,919          136,874          138,648
-------------------------------------------------------------------------------------------------------------------
Undistributed net realized gain on investments             8,641           6,954           10,037            7,980
-------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                16,984          12,908           22,500           17,137
-------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                        2,354           2,029            3,972            3,405
-------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING             $117,117         111,810          173,383          167,170
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
 THE PRICING OF SHARES
-------------------------------------------------------------------------------------------------------------------

Shares outstanding                                         9,877           9,943           12,959           13,094
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (net
assets / shares outstanding)                              $11.86           11.24            13.38            12.77
-------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS


-----------------------   -------------------   -------------------   -------------------
        SERIES III             SERIES IV             SERIES V              SERIES VI
-----------------------   -------------------   -------------------   -------------------
    JULY 31,   JUNE 30,   JULY 31,   JUNE 30,   JULY 31,   JUNE 30,   JULY 31,   JUNE 30,
      1997       1997       1997       1997       1997       1997       1997       1997
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------


     126,882   120,874    135,772    128,864    137,266    129,178     72,745     69,001
-----------------------------------------------------------------------------------------
         489       522        486        610         99        434        612        176
-----------------------------------------------------------------------------------------
         414     1,602        415      2,443        544      1,790        213        628
-----------------------------------------------------------------------------------------
          60        49         61         50         65         54         31         26
-----------------------------------------------------------------------------------------
     127,845   123,047    136,734    131,967    137,974    131,456     73,601     69,831
=========================================================================================

-----------------------------------------------------------------------------------------
         562       536        562        536        562        524        273        271
-----------------------------------------------------------------------------------------
          70        60        127         90        163        146         53         68
-----------------------------------------------------------------------------------------
          52        51         56         55         56         55         30         29
-----------------------------------------------------------------------------------------
          26        25         28         28         28         28         15         15
-----------------------------------------------------------------------------------------
          30        31         25         24         28         22         56         53
-----------------------------------------------------------------------------------------
           7        10          6          9          6          6          3          3
-----------------------------------------------------------------------------------------
         747       713        804        742        843        781        430        439
-----------------------------------------------------------------------------------------
     127,098   122,334    135,930    131,225    137,131    130,675     73,171     69,392
=========================================================================================

-----------------------------------------------------------------------------------------
      99,147   100,970    112,512    114,986    104,269    106,033     61,188     61,920
-----------------------------------------------------------------------------------------
       8,252     6,750      7,618      6,220      9,042      7,238      3,580      2,851
-----------------------------------------------------------------------------------------
      17,136    12,431     13,201      7,781     21,041     15,000      7,024      3,449
-----------------------------------------------------------------------------------------
       2,563     2,183      2,599      2,238      2,779      2,404      1,379      1,172
-----------------------------------------------------------------------------------------
     127,098   122,334    135,930    131,225    137,131    130,675     73,171     69,392
=========================================================================================

-----------------------------------------------------------------------------------------
      11,213    11,377     12,053     12,279     12,624     12,791      6,325      6,390

       11.33     10.75      11.28      10.69      10.86      10.22      11.57      10.86
-----------------------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
(IN THOUSANDS)

                                            ---------------------------         ----------------------------
                                                      SERIES I                            SERIES II
                                            ---------------------------         ----------------------------
                                            ONE MONTH                            ONE MONTH
                                              ENDED           YEAR ENDED           ENDED           YEAR ENDED
                                            JULY 31,           JUNE 30,          JULY 31,           JUNE 30,
                                              1997               1997              1997               1997
-------------------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------
 Interest                                    $  335              4,130               613              7,429
-------------------------------------------------------------------------------------------------------------
  Dividends                                      70                796                83                926
-------------------------------------------------------------------------------------------------------------
    Total investment income                     405              4,926               696              8,355
-------------------------------------------------------------------------------------------------------------
Expenses:
  Management fee                                 48                543                71                835
-------------------------------------------------------------------------------------------------------------
  Administrative services fee                    23                262                35                406
-------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and
    related expenses                              9                149                21                210
-------------------------------------------------------------------------------------------------------------
  Professional fees                              --                 27                 1                 42
-------------------------------------------------------------------------------------------------------------
  Reports to shareholders                        --                 13                --                 17
-------------------------------------------------------------------------------------------------------------
  Trustees' fees and other                       --                 21                 1                 28
-------------------------------------------------------------------------------------------------------------
    Total expenses                               80              1,015               129              1,538
-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                           325              3,911               567              6,817
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
-------------------------------------------------------------------------------------------------------------

    Net realized gain on sales of investments 1,687             11,460             2,057             13,354
-------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation on
    investments                               4,076              3,032             5,363              3,964
-------------------------------------------------------------------------------------------------------------
Net gain on investments                       5,763             14,492             7,420             17,318
-------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                 $6,088             18,403             7,987             24,135
-------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS


----------------------------  ----------------------   ----------------------   ----------------------
        SERIES III                  SERIES IV                 SERIES V                SERIES VI
----------------------------  ----------------------   ----------------------   ----------------------
     ONE MONTH                ONE MONTH                ONE MONTH                ONE MONTH
       ENDED     YEAR ENDED     ENDED     YEAR ENDED     ENDED     YEAR ENDED     ENDED     YEAR ENDED
     JULY 31,     JUNE 30,    JULY 31,     JUNE 30,    JULY 31,     JUNE 30,    JULY 31,     JUNE 30,
       1997         1997        1997         1997        1997         1997        1997         1997
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
         403        4,781         396        5,055         411        5,096         233       2,330
------------------------------------------------------------------------------------------------------
          64          745          62          753          70          794          33         353
------------------------------------------------------------------------------------------------------
         467        5,526         458        5,808         481        5,890         266       2,683
------------------------------------------------------------------------------------------------------
          52          605          56          674          56          648          30         302
------------------------------------------------------------------------------------------------------
          26          297          28          333          28          319          14         144
------------------------------------------------------------------------------------------------------
           8          188          13          212          21          208          15         164
------------------------------------------------------------------------------------------------------
          --           30          --           31          --           33          --          --
------------------------------------------------------------------------------------------------------
          --           11          --           15          --           14          --          --
------------------------------------------------------------------------------------------------------
           1           24          --           26           1           24          --           3
------------------------------------------------------------------------------------------------------
          87        1,155          97        1,291         106        1,246          59         613
------------------------------------------------------------------------------------------------------
         380        4,371         361        4,517         375        4,644         207       2,070
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
       1,502       11,164       1,398       10,377       1,804       11,793         729       3,804
------------------------------------------------------------------------------------------------------
       4,705        2,920       5,420        4,714       6,041        4,036       3,575       3,566
------------------------------------------------------------------------------------------------------
       6,207       14,084       6,818       15,091       7,845       15,829       4,304       7,370
------------------------------------------------------------------------------------------------------
       6,587       18,455       7,179       19,608       8,220       20,473       4,511       9,440
------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

(IN THOUSANDS)

                                                ----------------------------     -----------------------------
                                                         SERIES I                         SERIES II
                                                ----------------------------     -----------------------------
                                                ONE                               ONE
                                               MONTH          YEAR ENDED         MONTH          YEAR ENDED
                                               ENDED           JUNE 30,          ENDED           JUNE 30,
                                              JULY 31,    ------------------    JULY 31,    ------------------
                                                1997       1997       1996        1997       1997       1996
--------------------------------------------------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
--------------------------------------------------------------------------------------------------------------
  Net investment income                       $    325      3,911      3,965        567       6,817      7,175
--------------------------------------------------------------------------------------------------------------
  Net realized gain                              1,687     11,460     15,205      2,057      13,354     18,830
--------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation          4,076      3,032     (5,077)     5,363       3,964     (8,163)
--------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
operations                                       6,088     18,403     14,093      7,987      24,135     17,842
--------------------------------------------------------------------------------------------------------------
  Distribution from net investment income           --     (3,911)    (3,962)        --      (7,159)    (7,198)
--------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain               --    (14,931)    (6,844)        --     (18,195)    (8,965)
--------------------------------------------------------------------------------------------------------------
Total dividends to shareholders                     --    (18,842)   (10,806)        --     (25,354)   (16,163)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share
transactions                                      (781)     4,946     (2,466)    (1,774)        (36)    (6,591)
--------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS          5,307      4,507        821      6,213      (1,255)    (4,912)
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------

Beginning of period                            111,810    107,303    106,482    167,170     168,425    173,337
--------------------------------------------------------------------------------------------------------------
END OF PERIOD                                 $117,117    111,810    107,303    173,383     167,170    168,425
--------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME
AT END OF PERIOD                              $  2,354      2,029      2,041      3,972       3,405      3,759
--------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS


-----------------------------  ----------------------------    ---------------------------  ---------------------------
         SERIES III                     SERIES IV                       SERIES V                     SERIES VI
-----------------------------  ----------------------------    ---------------------------  ---------------------------
  ONE                            ONE                            ONE                            ONE
 MONTH        YEAR ENDED        MONTH        YEAR ENDED        MONTH        YEAR ENDED        MONTH       YEAR ENDED
 ENDED         JUNE 30,         ENDED         JUNE 30,         ENDED         JUNE 30,         ENDED        JUNE 30,
JULY 31,   -----------------   JULY 31,   -----------------   JULY 31,   -----------------   JULY 31,   ---------------
  1997      1997      1996       1997      1997      1996       1997      1997      1996       1997      1997     1996
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
    380      4,371     4,570       361      4,517     5,079       375      4,644     4,885       207     2,070    1,051
-----------------------------------------------------------------------------------------------------------------------
  1,502     11,164    14,496     1,398     10,377    13,801     1,804     11,793    13,996       729     3,804      978
-----------------------------------------------------------------------------------------------------------------------
  4,705      2,920    (5,249)    5,420      4,714    (4,109)    6,041      4,036    (4,790)    3,575     3,566     (160)
-----------------------------------------------------------------------------------------------------------------------
  6,587     18,455    13,817     7,179     19,608    14,771     8,220     20,473    14,091     4,511     9,440    1,869
-----------------------------------------------------------------------------------------------------------------------
     --     (4,464)   (4,807)       --     (4,509)   (5,653)       --     (4,663)   (4,780)       --    (1,591)    (382)
-----------------------------------------------------------------------------------------------------------------------
     --    (14,623)   (6,226)       --    (14,118)       --        --    (14,346)       --        --    (1,589)    (324)
-----------------------------------------------------------------------------------------------------------------------
     --    (19,087)  (11,033)       --    (18,627)   (5,653)       --    (19,009)   (4,780)       --    (3,180)    (706)
-----------------------------------------------------------------------------------------------------------------------
 (1,823)     1,478    (5,977)   (2,474)    (8,614)  (22,439)   (1,764)      (536)  (14,501)     (732)   13,443   41,337
-----------------------------------------------------------------------------------------------------------------------
  4,764        846    (3,193)    4,705     (7,633)  (13,321)    6,456        928    (5,190)    3,779    19,703   42,500
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
122,334    121,488   124,681   131,225    138,858   152,179   130,675    129,747   134,937    69,392    49,689    7,189
-----------------------------------------------------------------------------------------------------------------------
127,098    122,334   121,488   135,930    131,225   138,858   137,131    130,675   129,747    73,171    69,392   49,689
-----------------------------------------------------------------------------------------------------------------------
  2,563      2,183     2,288     2,599      2,238     2,239     2,779      2,404     2,428     1,379     1,172      696
-----------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1    DESCRIPTION OF          Kemper Retirement Fund Series I, II, III, IV, V and
     THE FUNDS               VI (the Funds) are series of Kemper Target Equity
                             Fund (the Trust), an open-end, management investment company, organized as a business trust under the laws of Massachusetts. The objectives of the Funds are to provide a guaranteed return of investment on the Maturity Date to investors who reinvest all dividends and hold their shares to the Maturity Date, and to provide long-term growth of capital. The Maturity Date for each Fund is as follows:


                              FUND             MATURITY DATE
                              ----             -------------
                             Series I         November 15, 1999
                             Series II        August 15, 2000
                             Series III       February 15, 2002
                             Series IV        February 15, 2003
                             Series V         November 15, 2004
                             Series VI        May 15, 2006

                             The assurance that investors who reinvest all dividends and hold their shares until the Maturity Date will receive at least their original investment on the Maturity Date is provided by the principal amount of the zero coupon U.S. Treasury obligations in the Funds' portfolios, as well as by a guarantee from Zurich Kemper Investments, Inc.
                             (ZKI), the Funds' investment manager.

                             In 1997, the Trust changed its fiscal year end from June 30 to July 31. As a result, the financial statements for the year ended June 30, 1997, and the one month ended July 31, 1997 are presented together in this report to shareholders.

--------------------------------------------------------------------------------

2    SIGNIFICANT             INVESTMENT VALUATION. Investments are stated at
     ACCOUNTING POLICIES     value. Portfolio securities that are traded on a
                             domestic securities exchange or securities listed on the NASDAQ National Market are valued at the last sale price on the exchange or market where primarily traded or listed or, if there is no recent sale, at the last current bid quotation.
                             Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges where primarily traded. Securities not so traded or listed are valued at the last current bid quotation if market quotations are available. Fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Equity options are valued at the last sale price unless the bid price is higher or the asked price is lower, in which event such bid or asked price is used. Financial futures and options thereon are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Forward foreign currency contracts are valued at the forward rates prevailing on the day of valuation. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees.


                             INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Interest income includes discount

NOTES TO FINANCIAL STATEMENTS


                             amortization on fixed income securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

                             EXPENSES. Expenses arising in connection with a series of the Trust are allocated to that series. Other Trust expenses are allocated among the series in proportion to their relative net assets.

                             FUND SHARE VALUATION. Fund shares were sold during limited offering periods which ended during the years 1990 through 1997, and are redeemed on a continuous basis. Fund shares were sold and are redeemed at net asset value (plus a commission on most sales). On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange by dividing the total value of each Fund's investments and other assets, less liabilities, by the respective number of shares outstanding.

                             FEDERAL INCOME TAXES. Each Fund has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required.

                             DIVIDENDS TO SHAREHOLDERS. The Trust declares and pays dividends of any net investment income and net realized capital gains annually, which are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles.

--------------------------------------------------------------------------------

3    TRANSACTIONS WITH       MANAGEMENT AGREEMENT. The Trust has a management
     AFFILIATES              agreement with ZKI and the Funds pay a management
                             fee at an annual rate of .50% of average daily net assets. The Funds incurred a management fee of $313,000 for the one month ended July 31, 1997 and $3,607,000 for the year ended June 30, 1997. Zurich
                             Investment Management Limited, an affiliate of ZKI, serves as sub-adviser with respect to foreign securities investments in the Funds, and is paid by ZKI for its services.

                             UNDERWRITING AGREEMENT. The Trust has an underwriting agreement with Zurich Kemper Distributors, Inc. (ZKDI) (formerly known as Kemper Distributors, Inc.). Underwriting commissions paid in connection with the distribution of fund shares of Series VI are as follows:

                                                            COMMISSIONS
                                                            RETAINED BY    COMMISSIONS ALLOWED
                                                                ZKDI          BY ZKDI TO FIRMS
                                                             -----------    -------------------
                             Year ended June 30, 1997            $96,000            736,000

                             ADMINISTRATIVE SERVICES AGREEMENT. The Trust has an administrative services agreement with ZKDI. For providing information and administrative services to shareholders, the Funds pay ZKDI a fee at an annual rate of up to .25% of average daily net assets. ZKDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of Fund accounts the firms service. Administrative services fees (ASF) paid are as follows:

                                                                                       ASF PAID BY ZKDI
                                                                ASF PAID BY      ----------------------------
                                                             THE FUNDS TO ZKDI   TO ALL FIRMS   TO AFFILIATES
                                                            -----------------   ------------   -------------
                             One month ended July 31, 1997      $  154,000          157,000         2,000
                             Year ended June 30, 1997            1,761,000        1,761,000        24,000

NOTES TO FINANCIAL STATEMENTS


                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Trust's transfer agent, Zurich Kemper Service Company (ZKSvC) (formerly known as Kemper Service Company) is the shareholder service agent for the Funds. Under the agreement, ZKSvC received shareholder services fees of $39,000 for the one month ended July 31, 1997 and $596,000 for the year ended June 30, 1997.

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Trust are also officers or directors of ZKI. For the one month period ended July 31, 1997 and the year ended June 30, 1997, the Funds made no payments to their officers and incurred trustees' fees of $2,000 and $96,000, respectively, to independent trustees.

--------------------------------------------------------------------------------

4    INVESTMENT              Investment transactions (excluding short-term
     TRANSACTIONS            instruments) are as follows (in thousands):


                                                                SERIES I   SERIES II   SERIES III   SERIES IV   SERIES V   SERIES VI
                                                                --------   ---------   ----------   ---------   --------   ---------
                                         One month ended
                                         July 31, 1997:
                                         ---------------------
                                         Purchases              $  7,727      9,175       7,834        7,193      8,162       3,778
                                         Proceeds from sales       8,103     10,557       7,825        7,901      9,431       5,327

                                         Year ended
                                         June 30, 1997:
                                         ---------------------
                                         Purchases              $102,479    120,670      92,432       92,455    102,744      59,066
                                         Proceeds from sales     112,453    137,112     109,140      116,660    116,293      46,994

--------------------------------------------------------------------------------

5    CAPITAL SHARE           The following table summarizes the activity in
     TRANSACTIONS            capital shares of the Funds (in thousands):


                                             ONE MONTH ENDED                         YEAR ENDED JUNE 30,
                                              JULY 31, 1997                   1997                        1996
                                          ---------------------       ---------------------       ---------------------
                                          SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
-----------------------------------------------------------------------------------------------------------------------
 SERIES I
-----------------------------------------------------------------------------------------------------------------------
 Shares issued in reinvestment of
 dividends                                    --       $     --        1,818       $ 18,601          995       $ 10,634
-----------------------------------------------------------------------------------------------------------------------
 Shares redeemed                             (66)          (781)      (1,235)       (13,655)      (1,153)       (13,100)
-----------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) from capital
 share transactions                          (66)      $   (781)         583       $  4,946         (158)      $ (2,466)
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
 SERIES II
-----------------------------------------------------------------------------------------------------------------------
 Shares issued in reinvestment of
 dividends                                    --       $     --        2,129       $ 25,117        1,286       $ 15,951
-----------------------------------------------------------------------------------------------------------------------
 Shares redeemed                            (135)        (1,774)      (1,983)       (25,153)      (1,732)       (22,542)
-----------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) from capital
 share transactions                         (135)      $ (1,774)         146       $    (36)        (446)      $ (6,591)
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
 SERIES III
-----------------------------------------------------------------------------------------------------------------------
 Shares issued in reinvestment of
 dividends                                    --       $     --        1,937       $ 19,255        1,056       $ 11,016
-----------------------------------------------------------------------------------------------------------------------
 Shares redeemed                            (164)        (1,823)      (1,658)       (17,777)      (1,557)       (16,993)
-----------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) from capital
 share transactions                         (164)      $ (1,823)         279       $  1,478         (501)      $ (5,977)
-----------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS


                                             ONE MONTH ENDED                         YEAR ENDED JUNE 30,
                                              JULY 31, 1997                   1997                        1996
                                          ---------------------       ---------------------       ---------------------
                                          SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
-----------------------------------------------------------------------------------------------------------------------
 SERIES IV
-----------------------------------------------------------------------------------------------------------------------
 Shares issued in reinvestment of
 dividends                                    --       $     --        1,866       $ 18,506          559       $  5,780
-----------------------------------------------------------------------------------------------------------------------
 Shares redeemed                            (226)        (2,474)      (2,563)       (27,120)      (2,689)       (28,219)
-----------------------------------------------------------------------------------------------------------------------
 Net decrease from capital share
 transactions                               (226)      $ (2,474)        (697)      $ (8,614)      (2,130)      $(22,439)
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
 SERIES V
-----------------------------------------------------------------------------------------------------------------------
 Shares issued in reinvestment of
 dividends                                    --       $     --        2,001       $ 18,814          478       $  4,701
-----------------------------------------------------------------------------------------------------------------------
 Shares redeemed                            (167)        (1,764)      (1,929)       (19,350)      (1,922)       (19,202)
-----------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) from capital
 share transactions                         (167)      $ (1,764)          72       $   (536)      (1,444)      $(14,501)
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
 SERIES VI
-----------------------------------------------------------------------------------------------------------------------
 Shares sold                                  --       $     --        1,919       $ 19,497        4,459       $ 43,103
-----------------------------------------------------------------------------------------------------------------------
 Shares issued in reinvestment of
 dividends                                    --             --          311          3,125           71            688
-----------------------------------------------------------------------------------------------------------------------
 Shares redeemed                             (65)          (732)        (894)        (9,179)        (252)        (2,454)
-----------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) from capital
 share transactions                          (65)      $   (732)       1,336       $ 13,443        4,278       $ 41,337
-----------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS



                                               ---------------------------------------------------------------------------
                                                                                SERIES I
                                               ---------------------------------------------------------------------------
                                                ONE MONTH
                                                  ENDED                            YEAR ENDED JUNE 30,
                                                JULY 31,       -----------------------------------------------------------
                                                  1997          1997         1996         1995         1994         1993
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $11.24         11.46        11.19        10.67        12.57        12.01
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              .03           .42          .44          .45          .42          .41
--------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)            .59          1.48         1.03         1.20         (.78)        1.59
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     .62          1.90         1.47         1.65         (.36)        2.00
--------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income             --           .44          .44          .41          .40          .42
--------------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                 --          1.68          .76          .72         1.14         1.02
--------------------------------------------------------------------------------------------------------------------------
Total dividends                                       --          2.12         1.20         1.13         1.54         1.44
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $11.86         11.24        11.46        11.19        10.67        12.57
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                       5.52%        18.43        13.91        17.03        (3.76)       17.47
--------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
--------------------------------------------------------------------------------------------------------------------------
Expenses                                             .84%          .93          .95          .97          .91          .92
--------------------------------------------------------------------------------------------------------------------------
Net investment income                               3.38%         3.60         3.68         3.96         3.32         3.19
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)      $117,117       111,810      107,303      106,482      103,764      122,340
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                  86%           94           71           63           59           61
--------------------------------------------------------------------------------------------------------------------------
Average commission rates paid per share on stock transactions for the one month period ended July 31, 1997 and the years ended June 30, 1997 and June 30, 1996 were $.0601, $.0590 and $.0586, respectively.
--------------------------------------------------------------------------------------------------------------------------

                                                ---------------------------------------------------------------------------
                                                                                      SERIES II
                                                ---------------------------------------------------------------------------
                                                ONE MONTH
                                                  ENDED                            YEAR ENDED JUNE 30,
                                                JULY 31,       -----------------------------------------------------------
                                                  1997          1997         1996         1995         1994         1993
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $12.77         13.01        12.94        12.30        13.95        12.40
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              .05           .56          .58          .60          .56          .53
--------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)            .56          1.29          .77         1.25        (1.04)        1.67
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     .61          1.85         1.35         1.85         (.48)        2.20
--------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income             --           .59          .57          .57          .58          .49
--------------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                 --          1.50          .71          .64          .59          .16
--------------------------------------------------------------------------------------------------------------------------
Total dividends                                       --          2.09         1.28         1.21         1.17          .65
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $13.38         12.77        13.01        12.94        12.30        13.95
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                       4.78%        15.56        10.92        16.52        (4.07)       18.18
--------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
--------------------------------------------------------------------------------------------------------------------------
Expenses                                             .90%          .92          .94          .96          .90          .95
--------------------------------------------------------------------------------------------------------------------------
Net investment income                               3.98%         4.08         4.16         4.54         3.91         3.83
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)      $173,383       167,170      168,425      173,337      173,055      202,794
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                  67%           70           54           47           44           51
--------------------------------------------------------------------------------------------------------------------------
Average commission rates paid per share on stock transactions for the one month period ended July 31, 1997 and the years ended June 30, 1997 and June 30, 1996 were $.0602, $.0590 and $.0585, respectively.
--------------------------------------------------------------------------------------------------------------------------

NOTE FOR ALL SERIES: Total return does not reflect the effect of any sales charges.

FINANCIAL HIGHLIGHTS

                                                  -----------------------------------------------------------
                                                                               SERIES III
                                                  -----------------------------------------------------------
                                                  ONE MONTH
                                                    ENDED                   YEAR ENDED JUNE 30,
                                                  JULY 31,    -----------------------------------------------
                                                    1997       1997      1996      1995      1994      1993
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $10.75      10.95     10.75      9.87     10.72      9.10
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                .04        .42       .43       .44       .40       .29
-------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)              .54       1.22       .78      1.24      (.88)     1.51
-------------------------------------------------------------------------------------------------------------
Total from investment operations                       .58       1.64      1.21      1.68      (.48)     1.80
-------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income               --        .43       .44       .43       .37       .18
-------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                   --       1.41       .57       .37        --        --
-------------------------------------------------------------------------------------------------------------
Total dividends                                         --       1.84      1.01       .80       .37       .18
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.33      10.75     10.95     10.75      9.87     10.72
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                         5.40%     16.38     11.72     18.37     (4.76)    19.96
-------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------------------------------------
Expenses                                               .83%       .95       .96      1.00       .95       .95
-------------------------------------------------------------------------------------------------------------
Net investment income                                 3.63%      3.61      3.67      4.14      3.59      3.46
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)        $127,098    122,334   121,488   124,681   123,132   143,632
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                    79%        74        59        52        47        59
-------------------------------------------------------------------------------------------------------------
Average commission rates paid per share on stock transactions for the one month period ended July 31, 1997 and the years ended June 30, 1997 and June 30, 1996 were $.0602, $.0590 and $.0585, respectively.
-------------------------------------------------------------------------------------------------------------

                                                  -----------------------------------------------------------
                                                                           SERIES IV
                                                  -----------------------------------------------------------
                                                  ONE MONTH
                                                    ENDED              YEAR ENDED JUNE 30,            JANUARY 15
                                                  JULY 31,    -------------------------------------   TO JUNE 30,
                                                    1997       1997      1996      1995      1994        1993
-----------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $10.69      10.70     10.07      8.83      9.57       9.00
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                .03        .39       .40       .39       .26        .06
-----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)              .56       1.17       .64      1.22      (.85)       .51
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                       .59       1.56      1.04      1.61      (.59)       .57
-----------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income               --        .38       .41       .37       .15         --
-----------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                   --       1.19        --        --        --         --
-----------------------------------------------------------------------------------------------------------------
Total dividends                                         --       1.57       .41       .37       .15         --
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.28      10.69     10.70     10.07      8.83       9.57
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                         5.52%     15.73     10.47     18.95     (6.31)      6.33
-----------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-----------------------------------------------------------------------------------------------------------------
Expenses                                               .88%       .96       .95       .97       .97       1.21
-----------------------------------------------------------------------------------------------------------------
Net investment income                                 3.22%      3.35      3.46      4.01      3.43       2.87
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)        $135,930    131,225   138,858   152,179   146,655     61,882
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                    66%        66        52        45        51         31
-----------------------------------------------------------------------------------------------------------------
Average commission rates paid per share on stock transactions for the one month period ended July 31, 1997 and the years ended June 30, 1997 and June 30, 1996 were $.0602, $.0590 and $.0586, respectively.
-----------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                   ------------------------------------------------------------------
                                                                                  SERIES V
                                                   ------------------------------------------------------------------
                                                   ONE MONTH                                             NOVEMBER 15,
                                                     ENDED               YEAR ENDED JUNE 30,               1993 TO
                                                   JULY 31,       ---------------------------------        JUNE 30,
                                                     1997          1997         1996         1995            1994
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $10.22          10.20         9.53         8.15           9.00
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                .03            .39          .39          .28            .15
---------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)              .61           1.22          .64         1.31          (1.00)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                       .64           1.61         1.03         1.59           (.85)
---------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income               --            .39          .36          .21             --
---------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                   --           1.20           --           --             --
---------------------------------------------------------------------------------------------------------------------
Total dividends                                         --           1.59          .36          .21             --
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.86          10.22        10.20         9.53           8.15
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                         6.26%         17.14        10.95        19.97          (9.44)
---------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------------------------------------------
Expenses                                               .94%           .96          .96         1.07           1.29
---------------------------------------------------------------------------------------------------------------------
Net investment income                                 3.34%          3.59         3.64         4.01           3.13
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)         $137,131       130,675      129,747      134,937         64,275
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                    76%            79           58           73             35
---------------------------------------------------------------------------------------------------------------------
Average commission rates paid per share on stock transactions for the one month period ended July 31, 1997 and the years ended June 30, 1997 and June 30, 1996 were $.0602, $.0590 and $.0587, respectively.
---------------------------------------------------------------------------------------------------------------------

                                                    --------------------------------------------------
                                                                        SERIES VI
                                                    --------------------------------------------------
                                                    ONE MONTH
                                                      ENDED           YEAR ENDED JUNE 30,     MAY 1 TO
                                                    JULY 31,          --------------------    JUNE 30,
                                                      1997             1997     1996            1995
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $10.86            9.83     9.26           9.00
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  .03             .33      .24            .06
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                       .68            1.26      .57            .20
------------------------------------------------------------------------------------------------------
Total from investment operations                         .71            1.59      .81            .26
------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income                 --             .28      .13             --
------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                     --             .28      .11             --
------------------------------------------------------------------------------------------------------
Total dividends                                           --             .56      .24             --
------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $11.57           10.86     9.83           9.26
------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                           6.54%          16.64     8.79           2.89
------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
------------------------------------------------------------------------------------------------------
Expenses                                                1.00%           1.02     1.27           1.09
------------------------------------------------------------------------------------------------------
Net investment income                                   3.43%           3.43     3.47           3.91
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)           $73,171          69,392   49,689          7,189
------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                      65%             74       34             --
------------------------------------------------------------------------------------------------------
Average commission rates paid per share on stock transactions for the one month period ended July 31,
1997 and the years ended June 30, 1997 and June 30, 1996 were $.0603, $.0586 and $.0582, respectively.
------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

KEMPER RETIREMENT FUND SERIES VII

PORTFOLIO OF INVESTMENTS AT JULY 31, 1997

----------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                                                                              AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT                          U.S. Treasury, zero coupon, 2008
OBLIGATIONS--52.1%                       (Cost: $2,282,000)                                 $4,600,000    $2,371,000
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
COMMON STOCKS                                                                                    SHARES       VALUE
----------------------------------------------------------------------------------------------------------------------
BASIC INDUSTRIES--2.2%
                                         Air Products & Chemicals                                  300        26,000
                                         Betz Dearborn Inc.                                        300        20,000
                                         Crown Cork & Seal Co.                                     300        15,000
                                         E.I. DuPont De Nemours                                    200        13,000
                                         W.R. Grace & Co.                                          200        12,000
                                         Temple-Inland Inc.                                        200        13,000
                                         -----------------------------------------------------------------------------
                                                                                                              99,000
----------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS--3.1%                      Emerson Electric Co.                                      300        18,000
                                         General Electric Co.                                      200        14,000
                                         B.F. Goodrich Co.                                         300        14,000
                                         Honeywell                                                 300        22,000
                                         Raytheon Co.                                              300        17,000
                                      (a)U.S. Industries                                           300        12,000
                                         United Technologies                                       250        21,000
                                         WMX Technologies Inc.                                     700        22,000
                                         -----------------------------------------------------------------------------
                                                                                                             140,000
----------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS--5.0%                 CVS Corp.                                                 300        17,000
                                      (a)Clear Channel Communications                              400        25,000
                                         Dillard Department Stores                                 600        23,000
                                         R.R. Donnelley & Sons Co.                                 400        16,000
                                         Harcourt General                                          500        24,000
                                         May Department Stores Co.                                 500        28,000
                                         Sears, Roebuck & Co.                                      500        32,000
                                         Stanley Works                                             600        27,000
                                         Time Warner Inc.                                          400        22,000
                                         Tribune Co.                                               100         5,000
                                         Wm. Wrigley Jr. Co.                                       100         8,000
                                         -----------------------------------------------------------------------------
                                                                                                             227,000
----------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--1.5%
                                         CPC International                                         100        10,000
                                         H.J. Heinz Co.                                            100         5,000
                                         International Flavors & Fragrances                        400        21,000
                                         PepsiCo                                                   300        12,000
                                         Sara Lee Corp.                                            500        22,000
                                         -----------------------------------------------------------------------------
                                                                                                              70,000
----------------------------------------------------------------------------------------------------------------------
ENERGY--2.5%                             AMOCO Corp.                                               300        28,000
                                         Mobil Corp.                                               400        31,000
                                         Pennzoil Co.                                              100         8,000
                                         Unocal Corp.                                              600        24,000
                                      (a)Western Atlas                                             300        24,000
                                         -----------------------------------------------------------------------------
                                                                                                             115,000

PORTFOLIO OF INVESTMENTS

----------------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                                                                 SHARES        VALUE
----------------------------------------------------------------------------------------------------------------------
UTILITIES--1.4%                          AT&T                                                      400    $   15,000
                                      (a)AirTouch Communications                                   300        10,000
                                         Ameritech Corp.                                           300        20,000
                                         SBC Communications Inc.                                   300        18,000
                                         -----------------------------------------------------------------------------
                                                                                                              63,000
                                         -----------------------------------------------------------------------------
                                         TOTAL COMMON STOCKS--32.4%
                                         (Cost: $1,377,000)                                                1,474,000
                                         -----------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                                                                              AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------
                                                                                                          <C
MONEY MARKET                             Yield--5.42% to 5.43%
INSTRUMENTS--19.7%                       Due--August 1997
                                         Federal Home Loan Bank                             $  400,000       400,000
                                         Federal National Mortgage Association                 500,000       498,000
                                         -----------------------------------------------------------------------------
                                         TOTAL MONEY MARKET INSTRUMENTS
                                         (Cost: $898,000)                                                    898,000
                                         -----------------------------------------------------------------------------
                                         TOTAL INVESTMENTS--104.2%
                                         (Cost: $4,557,000)                                                4,743,000
                                         -----------------------------------------------------------------------------
                                         LIABILITIES, LESS CASH
                                         AND OTHER ASSETS--(4.2)%                                          (193,000)
                                         -----------------------------------------------------------------------------
                                         NET ASSETS--100%                                                 $4,550,000
                                         -----------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
(a) Non-income producing security.

Based on the cost of investments of $4,557,000 for federal income tax purposes at July 31, 1997, the gross unrealized appreciation was $188,000, the gross unrealized depreciation was $2,000 and the net unrealized appreciation on investments was $186,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

KEMPER RETIREMENT FUND SERIES VII
PORTFOLIO OF INVESTMENTS AT JUNE 30, 1997

----------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL
                                                                                              AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT                          U.S. Treasury, zero coupon, 2008
OBLIGATIONS--47.5%                       (Cost: $963,000)                                   $2,000,000    $  970,000
                                         -----------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
COMMON STOCKS                                                                                   SHARES        VALUE
----------------------------------------------------------------------------------------------------------------------
BASIC INDUSTRIES--1.7%                   Air Products & Chemicals                                 200         16,000
                                         Betz Dearborn Inc.                                       100          7,000
                                         Crown Cork & Seal Co.                                    100          5,000
                                         W.R. Grace & Co.                                         100          6,000
                                         -----------------------------------------------------------------------------
                                                                                                              34,000
----------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS--3.9%                      Emerson Electric Co.                                     100          5,000
                                         General Electric Co.                                     100          7,000
                                         B.F. Goodrich Co.                                        200          9,000
                                         Honeywell                                                200         15,000
                                         Raytheon Co.                                             200         10,000
                                         United Technologies                                      250         21,000
                                         WMX Technologies Inc.                                    400         13,000
                                         -----------------------------------------------------------------------------
                                                                                                              80,000
----------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS--5.5%                 CVS Corp.                                                100          5,000
                                      (a)Clear Channel Communications                             100          6,000
                                         Dillard Department Stores                                200          7,000
                                         R.R. Donnelley & Sons Co.                                200          7,000
                                         Harcourt General                                         300         14,000
                                         Hilton Hotels Corp.                                      100          3,000
                                      (a)MGM Grand                                                200          7,000
                                         May Department Stores Co.                                200          9,000
                                         Sears, Roebuck & Co.                                     300         16,000
                                         Stanley Works                                            400         16,000
                                         Time Warner Inc.                                         200         10,000
                                         Tribune Co.                                              100          5,000
                                         Wm. Wrigley Jr. Co.                                      100          7,000
                                         -----------------------------------------------------------------------------
                                                                                                             112,000
----------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--.9%                    CPC International                                        100          9,000
                                         H.J. Heinz Co.                                           100          5,000
                                         PepsiCo                                                  100          4,000
                                         -----------------------------------------------------------------------------
                                                                                                              18,000
----------------------------------------------------------------------------------------------------------------------
ENERGY--1.5%                             AMOCO Corp.                                              100          9,000
                                         Mobil Corp.                                              200         14,000
                                         Pennzoil Co.                                             100          8,000
                                         -----------------------------------------------------------------------------
                                                                                                              31,000

PORTFOLIO OF INVESTMENTS

----------------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                                                                SHARES        VALUE
----------------------------------------------------------------------------------------------------------------------
FINANCE--4.5%                            American Express Co.                                     100     $    7,000
                                         American General Corp.                                   300         14,000
                                         Banc One Corp.                                           200         10,000
                                         BankBoston                                               100          7,000
                                         First Bank System                                        100          9,000
                                         Fleet Financial Group, Inc.                               70          4,000
                                         ITT Hartford Group                                       100          8,000
                                         Jefferson-Pilot Corp.                                    100          7,000
                                         Mellon Bank Corp.                                        200          9,000
                                         Morgan Stanley Dean Witter                               250         11,000
                                         Washington Mutual                                        100          6,000
                                         -----------------------------------------------------------------------------
                                                                                                              92,000
----------------------------------------------------------------------------------------------------------------------
HEALTH CARE--4.3%                     (a)ALZA Corp.                                               400         12,000
                                         Abbott Laboratories                                      100          7,000
                                         American Home Products Corp.                             100          8,000
                                         C.R. Bard                                                100          4,000
                                      (a)Biogen                                                   100          3,000
                                         Biomet, Inc.                                             200          4,000
                                      (a)HealthCare COMPARE Corp.                                 100          5,000
                                      (a)Healthsouth Corp.                                        300          7,000
                                         Eli Lilly & Co.                                          100         11,000
                                         McKesson Corp.                                           100          8,000
                                         Perkin-Elmer Corp.                                       100          8,000
                                      (a)Tenet Healthcare Corp.                                   200          6,000
                                         United Healthcare Corp.                                  100          5,000
                                         -----------------------------------------------------------------------------
                                                                                                              88,000
----------------------------------------------------------------------------------------------------------------------
TECHNOLOGY--5.5%                      (a)Cadence Design Systems                                   100          3,000
                                      (a)Cisco Systems                                            200         13,000
                                         Computer Associates International                        100          6,000
                                         Harris Corp.                                             100          8,000
                                         Hewlett-Packard Co.                                      200         11,000
                                         Intel Corp.                                              100         14,000
                                         Motorola                                                 200         15,000
                                      (a)Oracle Corp.                                             100          5,000
                                      (a)Parametric Technology Corp.                              100          4,000
                                      (a)PeopleSoft Inc.                                          100          5,000
                                         Pitney Bowes Inc.                                        100          7,000
                                      (a)Sun Microsystems                                         300         11,000
                                      (a)Tellabs, Inc.                                            200         11,000
                                         -----------------------------------------------------------------------------
                                                                                                             113,000
----------------------------------------------------------------------------------------------------------------------
TRANSPORTATION--1.3%                     CSX Corp.                                                300         17,000
                                         Norfolk Southern Corp.                                   100         10,000
                                         -----------------------------------------------------------------------------
                                                                                                              27,000
----------------------------------------------------------------------------------------------------------------------
UTILITIES--1.0%                          AT&T                                                     200          7,000
                                         Ameritech Corp.                                          100          7,000
                                         SBC Communications Inc.                                  100          6,000
                                         -----------------------------------------------------------------------------
                                                                                                              20,000
                                         -----------------------------------------------------------------------------
                                         TOTAL COMMON STOCKS--30.1%
                                         (Cost: $598,000)                                                    615,000
                                         -----------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

----------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL
                                                                                              AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------
MONEY MARKET                             Yield--5.50%
INSTRUMENT--17.1%                        Due--July 1997
                                         Federal Home Loan Bank
                                         (Cost: $350,000)                                    $350,000     $  350,000
                                         -----------------------------------------------------------------------------
                                         TOTAL INVESTMENTS--94.7%
                                         (Cost: $1,911,000)                                                1,935,000
                                         -----------------------------------------------------------------------------
                                         CASH AND OTHER ASSETS,
                                         LESS LIABILITIES--5.3%                                              108,000
                                         -----------------------------------------------------------------------------
                                         NET ASSETS--100%                                                 $2,043,000
                                         -----------------------------------------------------------------------------

-------------------------------------------------------------------------------
NOTES TO PORTFOLIO OF INVESTMENTS
-------------------------------------------------------------------------------

(a) Non-income producing security.

Based on the cost of investments of $1,911,000 for federal income tax purposes at June 30, 1997, the gross unrealized appreciation was $30,000, the gross unrealized depreciation was $6,000 and the net unrealized appreciation on investments was $24,000.

See accompanying Notes to Financial Statements.

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF TRUSTEES AND SHAREHOLDERS
KEMPER TARGET EQUITY FUND--
KEMPER RETIREMENT FUND SERIES VII

  We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Kemper Target Equity Fund--Kemper Retirement Fund Series VII as of July 31, 1997 and June 30, 1997, the related statements of operations and changes in net assets and the financial highlights for the month ended July 31, 1997 and the period from May 1, 1997 (commencement of operations) to June 30, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of July 31, 1997 and June 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Kemper Target Equity Fund--Kemper Retirement Fund Series VII at July 31, 1997 and June 30, 1997, the results of its operations, the changes in its net assets and the financial highlights for the periods referred to above in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

                                          Chicago, Illinois
                                          August 20, 1997

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

                                                                 JULY 31,               JUNE 30,
                                                                   1997                   1997
-------------------------------------------------------------------------------------------------
 ASSETS
-------------------------------------------------------------------------------------------------
Investments, at value
(Cost: $4,557,000 and $1,911,000, respectively)                 $4,743,000              1,935,000
-------------------------------------------------------------------------------------------------
Cash                                                               189,000                 49,000
-------------------------------------------------------------------------------------------------
Receivable for:
  Investments sold                                                   4,000                  5,000
-------------------------------------------------------------------------------------------------
  Fund shares sold                                                 389,000                108,000
-------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                 5,325,000              2,097,000
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
-------------------------------------------------------------------------------------------------

Payable for:
  Investments purchased                                            772,000                 52,000
-------------------------------------------------------------------------------------------------
  Management fee and other                                           3,000                  2,000
-------------------------------------------------------------------------------------------------
    Total liabilities                                              775,000                 54,000
-------------------------------------------------------------------------------------------------
NET ASSETS                                                      $4,550,000              2,043,000
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
 ANALYSIS OF NET ASSETS
-------------------------------------------------------------------------------------------------

Paid-in capital                                                 $4,353,000              2,016,000
-------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                        (3,000)                (2,000)
-------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                         186,000                 24,000
-------------------------------------------------------------------------------------------------
Undistributed net investment income                                 14,000                  5,000
-------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                     $4,550,000              2,043,000
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
 THE PRICING OF SHARES
-------------------------------------------------------------------------------------------------

Shares outstanding                                                 465,000                221,000
-------------------------------------------------------------------------------------------------
Net asset value and redemption price per share                  $     9.78                   9.23
-------------------------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE
(net asset value, plus 5.26% of
net asset value or 5.00% of offering price)                     $    10.29                   9.72
-------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS

                                                                     ONE MONTH
                                                                       ENDED            MAY 1(A) TO
                                                                      JULY 31,           JUNE 30,
                                                                        1997               1997
-------------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
  Interest and dividend income                                       $  11,000               7,000
-------------------------------------------------------------------------------------------------------
  Management fee and other expenses                                     (2,000)             (2,000)
-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                    9,000               5,000
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
  Net realized loss on sales of investments                             (1,000)             (2,000)
-------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation on investments                 162,000              24,000
-------------------------------------------------------------------------------------------------------
Net gain on investments                                                161,000              22,000
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 170,000              27,000
-------------------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     ONE MONTH
                                                                       ENDED            MAY 1(A) TO
                                                                      JULY 31,           JUNE 30,
                                                                        1997               1997
-------------------------------------------------------------------------------------------------------
 OPERATIONS AND CAPITAL SHARE ACTIVITY
-------------------------------------------------------------------------------------------------------
  Net investment income                                              $   9,000               5,000
-------------------------------------------------------------------------------------------------------
  Net realized loss                                                     (1,000)             (2,000)
-------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                                162,000              24,000
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                   170,000              27,000
-------------------------------------------------------------------------------------------------------
Net increase from capital share transactions                         2,337,000           1,916,000
-------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                         2,507,000           1,943,000
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
 NET ASSETS
-------------------------------------------------------------------------------------------------------
Beginning of period                                                  2,043,000             100,000
-------------------------------------------------------------------------------------------------------
END OF PERIOD (including undistributed net investment
income of $14,000 and $5,000, respectively)                          $4,550,000          2,043,000
-------------------------------------------------------------------------------------------------------

(a) Commencement of operations.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1    DESCRIPTION OF          Kemper Retirement Fund Series VII (the Fund) is a
     THE FUND                series of Kemper Target Equity Fund (the Trust), an
                             open-end, management investment company, organized as a business trust under the laws of Massachusetts. The objectives of the Fund are to provide a guaranteed return of investment on the Maturity Date (May 15, 2008) to investors who reinvest all dividends and hold their shares to the Maturity Date, and to provide long-term growth of capital. The assurance that investors who reinvest all dividends and hold their shares until the Maturity Date will receive at least their original investment on the Maturity Date is provided by the principal amount of the zero coupon U.S. Treasury obligations in the Fund's portfolio, as well as by a guarantee from Zurich Kemper Investments, Inc.
                             (ZKI), the Fund's investment manager.

                             The Fund commenced operations on May 1, 1997 and its initial fiscal year end was June 30. Subsequently, the Trust changed its fiscal year end to July 31. As a result, financial statements for the two month period ended June 30, 1997 and the one month period ended July 31, 1997 are presented together in this report to shareholders.


--------------------------------------------------------------------------------

2    SIGNIFICANT             INVESTMENT VALUATION. Investments are stated at
     ACCOUNTING POLICIES     value. Portfolio securities that are traded on a
                             domestic securities exchange or securities listed on the NASDAQ National Market are valued at the last sale price on the exchange or market where primarily traded or listed or, if there is no recent sale, at the last current bid quotation.
                             Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges where primarily traded. Securities not so traded or listed are valued at the last current bid quotation if market quotations are available. Fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Equity options are valued at the last sale price unless the bid price is higher or the asked price is lower, in which event such bid or asked price is used. Financial futures and options thereon are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Forward foreign currency contracts are valued at the forward rates prevailing on the day of valuation. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees.

                             INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Interest income includes discount amortization on fixed income securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

                             EXPENSES. Expenses arising in connection with a series of the Trust are allocated to that series. Other Trust expenses are allocated among the series in proportion to their relative net assets.

                             FUND SHARE VALUATION. Fund shares are sold to the public during a limited offering period, which may be extended or shortened at the option of the Fund. Fund shares are redeemed on a continuous basis and are sold and redeemed at net asset value (plus a commission on most sales). On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of shares outstanding.

                             FEDERAL INCOME TAXES. The Fund has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required. The accumulated net realized loss on sales of investments for federal income tax purposes at July 31, 1997, amounting to approximately $3,000, is available to offset future taxable gains. If not applied, the loss carryover expires during the period 2004 through 2005.

NOTES TO FINANCIAL STATEMENTS

                             DIVIDENDS TO SHAREHOLDERS. The Trust declares and pays dividends of any net investment income and net realized capital gains annually, which are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles.

--------------------------------------------------------------------------------

3  TRANSACTIONS WITH         MANAGEMENT AGREEMENT. The Trust has a management
   AFFILIATES                agreement with ZKI and the Fund pays a management
                             fee at an annual rate of .50% of average daily net assets. The Fund incurred a management fee of $1,000 for the one month ended July 31, 1997 and $1,000 for the period ended June 30, 1997. Zurich
                             Investment Management Limited, an affiliate of ZKI, serves as sub-adviser with respect to foreign securities investments in the Fund, and is paid by ZKI for its services.

                             UNDERWRITING AGREEMENT. The Trust has an underwriting agreement with Zurich Kemper Distributors, Inc. (ZKDI). Underwriting commissions paid in connection with the distribution of the Fund's shares are as follows:

                                                                   COMMISSIONS      COMMISSIONS ALLOWED
                                                                 RETAINED BY ZKDI    BY ZKDI TO FIRMS
                                                                 ----------------   -------------------
                             One month ended July 31, 1997            $8,000              71,000
                             Period ended June 30, 1997                8,000              71,000

                             ADMINISTRATIVE SERVICES AGREEMENT. The Trust has an administrative services agreement with ZKDI. For providing information and administrative services to shareholders, the Fund pays ZKDI a fee at an annual rate of up to .25% of average daily net assets. ZKDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of Fund accounts the firms service. Administrative services fees (ASF) paid are as follows:

                                                                                        ASF PAID BY
                                                                                       ZKDI TO FIRMS
                                                                                       -------------
                             One month ended July 31, 1997                                $1,000
                             Period ended June 30, 1997                                    1,000

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Trust's transfer agent, Zurich Kemper Service Company (ZKSvC) is the shareholder service agent for the Fund.

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Trust are also officers or directors of ZKI. For the one month ended July 31, 1997 and the period ended June 30, 1997, the Fund made no payments to its officers or trustees.

--------------------------------------------------------------------------------

4  TRANSACTIONS INVESTMENT   Investment transactions (excluding short-term
                             instruments) are as follows:

                                                                    ONE MONTH ENDED         MAY 1 TO
                                                                     JULY 31, 1997        JUNE 30, 1997
                                                                    ---------------       -------------
                             Purchases                                $2,112,000            1,577,000
                             Proceeds from sales                          13,000               14,000

--------------------------------------------------------------------------------

5  CAPITAL SHARE           The following table summarizes the activity in
   TRANSACTIONS            capital shares of the Fund:

                                                          ONE MONTH ENDED                 MAY 1 TO
                                                           JULY 31, 1997               JUNE 30, 1997
                                                      ------------------------    ------------------------
                                                      SHARES          AMOUNT      SHARES          AMOUNT
                             -----------------------------------------------------------------------------
                             Shares sold              253,000       $2,422,000    212,000       $1,930,000
                             -----------------------------------------------------------------------------
                             Shares redeemed           (9,000)         (85,000)    (2,000)         (14,000)
                             -----------------------------------------------------------------------------
                             NET INCREASE FROM
                             CAPITAL SHARE
                             TRANSACTIONS             244,000       $2,337,000    210,000       $1,916,000
                             -----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                     ONE MONTH
                                                                       ENDED            MAY 1(A) TO
                                                                      JULY 31,           JUNE 30,
                                                                        1997               1997
---------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                     $9.23                9.00
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                    .01                 .02
---------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                                         .54                 .21
---------------------------------------------------------------------------------------------------
Total from investment operations                                           .55                 .23
---------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $9.78                9.23
---------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                             5.96%               2.56
---------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------------------------
Expenses                                                                   .95%               1.17
---------------------------------------------------------------------------------------------------
Net investment income                                                     3.45%               3.16
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Net assets at end of period                                          $4,550,000          2,043,000
---------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                                         6%                 12
---------------------------------------------------------------------------------------------------
Average commission rates paid per share on stock transactions were $.0602 and $.0597 for the one month ended July 31, 1997 and the period ended June 30, 1997, respectively.
---------------------------------------------------------------------------------------------------

NOTES: Total return does not reflect the effect of any sales charges.

(a) Commencement of operations.

PORTFOLIO OF INVESTMENTS

KEMPER WORLDWIDE 2004 FUND

PORTFOLIO OF INVESTMENTS AT JULY 31, 1997
(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------
                                                                                     PRINCIPAL AMOUNT    VALUE
--------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT                        U.S. Treasury, zero coupon, 2004
OBLIGATIONS--59.4%                     (Cost: $19,329)                                       $32,800   $21,210
                                       -----------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
COMMON STOCKS                                                                        NUMBER OF SHARES    VALUE
--------------------------------------------------------------------------------------------------------------
EUROPE
--------------------------------------------------------------------------------------------------------------
United Kingdom--5.1%                     Barclays PLC
                                           BANKING                                            20,358       429
                                         Rentokil Initial PLC
                                           SERVICES COMPANY                                  100,000       356
                                         Glaxo Wellcome
                                           PHARMACEUTICAL COMPANY                             15,751       333
                                         Prudential Corp. PLC
                                           FINANCIAL SERVICES/LIFE INSURANCE COMPANY          20,000       191
                                         BBA Group PLC
                                           DIVERSIFIED ENGINEERING COMPANY                    30,974       173
                                         Reed International PLC
                                           PUBLISHER                                          15,748       158
                                         (a)British Bio-Technology Group
                                           PHARMACEUTICAL COMPANY                             56,250       144
                                         ----------------------------------------------------------------------
                                                                                                         1,784
---------------------------------------------------------------------------------------------------------------
Switzerland--4.4%                        Novartis
                                           PHARMACEUTICAL COMPANY                                400       643
                                         Ciba Specialty Chemicals
                                           CHEMICAL PRODUCER                                   5,544       511
                                         Roche Holding A.G.
                                           PHARMACEUTICAL COMPANY                                 45       435
                                         ---------------------------------------------------------------------
                                                                                                         1,589
--------------------------------------------------------------------------------------------------------------
Netherlands--4.2%                        Aegon N.V.
                                           INSURANCE COMPANY                                   7,355       559
                                         Koninklijke Ahold N.V.
                                           FOOD RETAILER                                       8,982       260
                                         Royal Dutch Petroleum
                                           PETROLEUM PRODUCER                                  3,880       218
                                         Goudsmit N.V.
                                           TEMPORARY EMPLOYMENT AGENCY                         5,865       166
                                         IHC Caland N.V.
                                           ENGINEERING SERVICES COMPANY                        2,885       156
                                         De Boer Unigro
                                           FOOD RETAILER                                       3,700       132
                                         ---------------------------------------------------------------------
                                                                                                         1,491
--------------------------------------------------------------------------------------------------------------
France--2.9%                             Elf Aquitaine
                                           OIL AND GAS PRODUCER                                4,500       514
                                         Carrefour S.A.
                                           FOOD RETAILER                                         450       304
                                         Technip S.A.
                                           ENGINEERING COMPANY                                 1,741       220
                                         ---------------------------------------------------------------------
                                                                                                         1,038
--------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

                                                                                       NUMBER OF SHARES    VALUE
----------------------------------------------------------------------------------------------------------------
Ireland--2.5%                            Bank of Ireland
                                           BANKING                                               35,636   $   436
                                         Independent Newspapers PLC
                                           PUBLISHER                                             60,436       366
                                         Greencore Group PLC
                                           FOOD PRODUCER                                         20,900       100
                                         ------------------------------------------------------------------------
                                                                                                              902
-----------------------------------------------------------------------------------------------------------------
Spain--1.7%                              Empresa Nacional de Electricidad S.A.
                                           ELECTRIC UTILITY                                      10,800       223
                                         Prosegur, Cia de Seguridad S.A.
                                           SECURITY SERVICES                                     14,500       167
                                         Banco Bilbao Vizcaya
                                           BANKING                                                5,844       153
                                         Banco Santander, S.A.
                                           BANKING                                                1,950        54
                                         ------------------------------------------------------------------------
                                                                                                              597
-----------------------------------------------------------------------------------------------------------------
Germany--1.4%                            Bayer A.G.
                                           CHEMICAL COMPANY                                       7,000       295
                                         Veba, A.G.
                                           ELECTRIC UTILITY                                       2,250       131
                                         Mannesmann A.G.
                                           CAPITAL GOODS PRODUCER/
                                           MOBILE TELECOMMUNICATIONS OPERATOR                       170        79
                                         ------------------------------------------------------------------------
                                                                                                              505
-----------------------------------------------------------------------------------------------------------------
Italy--1.3%                              Telecom Italia Mobile
                                           MOBILE TELECOMMUNICATIONS PROVIDER                    90,000       304
                                         Bulgari SpA
                                           LUXURY GOODS MANUFACTURER                             28,000       159
                                         ------------------------------------------------------------------------
                                                                                                              463
-----------------------------------------------------------------------------------------------------------------
Sweden--1.0%                             L.M. Ericsson Telephone Co., "B"
                                           TELECOMMUNICATIONS EQUIPMENT MANUFACTURER              6,452       291
                                         Skandia Forsak
                                           FINANCIAL SERVICES COMPANY                             1,900        77
                                         ------------------------------------------------------------------------
                                                                                                              368
                                         ------------------------------------------------------------------------

                                         TOTAL EUROPEAN COUNTRIES--24.5%                                    8,737
-----------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

                                                                                       NUMBER OF SHARES    VALUE
----------------------------------------------------------------------------------------------------------------

PACIFIC REGION
----------------------------------------------------------------------------------------------------------------
Japan--7.8%                              Ricoh Co. Ltd.
                                           PRECISION INSTRUMENTS MANUFACTURER                   29,000   $   448
                                         Sony Corp.
                                           ELECTRONICS MANUFACTURER                              3,900       389
                                         Canon Inc.
                                           PRECISION INSTRUMENTS MANUFACTURER                   11,000       351
                                         Fuji Photo Film Co., Ltd.
                                           PRECISION INSTRUMENTS MANUFACTURER                    6,000       252
                                         Honda Motor Co., Ltd.
                                           AUTOMOBILE MANUFACTURER                               7,000       234
                                         Toray Industries
                                           TEXTILE MANUFACTURER                                 31,000       204
                                         Noritsu Koki Co., Ltd.
                                           PRECISION INSTRUMENTS MANUFACTURER                    4,000       186
                                         Shohkoh Fund & Co., Ltd.
                                           FINANCING COMPANY                                       600       178
                                         Seven Eleven Japan Co., Ltd.
                                           CONVENIENCE RETAILER                                  2,000       159
                                         Bellsystem 24, Inc.
                                           TELEMARKETING FIRM                                    1,000       155
                                         Circle K Japan
                                           CONVENIENCE RETAILER                                  2,400       141
                                         Murata Manufacturing
                                           ELECTRONICS COMPONENTS MANUFACTURER                   2,000        94
                                         -----------------------------------------------------------------------
                                                                                                           2,791
----------------------------------------------------------------------------------------------------------------
Hong Kong--2.0%                          CITIC Pacific Ltd.
                                           CONGLOMERATE                                         31,000       197
                                         HSBC Holdings PLC
                                           BANKING                                               5,349       186
                                         Henderson Land Development Co., Ltd.
                                           PROPERTY DEVELOPMENT                                 12,000       117
                                         Hutchison Whampoa Ltd.
                                           CONGLOMERATE                                         11,000       107
                                         Cheung Kong Holdings Ltd.
                                           REAL ESTATE                                           9,000       100
                                         -----------------------------------------------------------------------
                                                                                                             707
----------------------------------------------------------------------------------------------------------------
Singapore--.3%                           Development Bank of Singapore
                                           BANKING                                               5,000        65
                                         City Developments Ltd.
                                           PROPERTY DEVELOPMENT                                  6,000        51
                                         -----------------------------------------------------------------------
                                                                                                             116
----------------------------------------------------------------------------------------------------------------
Malaysia--.2%                            Malayan Bank Berhad
                                           BANKING                                               7,000        66
                                         -----------------------------------------------------------------------

                                         TOTAL PACIFIC REGION--10.3%                                       3,680
----------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)                                                                 NUMBER OF SHARES    VALUE
-----------------------------------------------------------------------------------------------------------------

COMMONWEALTH COUNTRIES
-----------------------------------------------------------------------------------------------------------------
Canada--.2%                              Hudson's Bay Co.
                                           RETAIL                                                 3,650   $    82
-----------------------------------------------------------------------------------------------------------------

LATIN AMERICA
-----------------------------------------------------------------------------------------------------------------
Mexico--.7%                              Cementos Mexicanos, S.A. de C.V., "B"
                                           CEMENT PRODUCER                                       44,500       247
                                         ------------------------------------------------------------------------
                                         TOTAL COMMON STOCKS--35.7%
                                         (Cost: $8,949)                                                   $12,746
                                         ------------------------------------------------------------------------


                                                                                       PRINCIPAL AMOUNT    VALUE
-----------------------------------------------------------------------------------------------------------------
MONEY MARKET                             Yield--5.40%
INSTRUMENTS--3.9%                        Due--August and September 1997
                                         (Cost: $1,394)                                           1,400     1,394
                                         ------------------------------------------------------------------------
                                         TOTAL INVESTMENTS--99.0%
                                         (Cost: $29,672)                                                   35,350
                                         ------------------------------------------------------------------------
                                         CASH AND OTHER ASSETS, LESS LIABILITIES--1.0%                        375
                                         ------------------------------------------------------------------------
                                         NET ASSETS--100%                                                 $35,725
                                         ------------------------------------------------------------------------

                             At July 31, 1997, the Fund's portfolio of investments had the following industry diversification (dollars in thousands):

                                                                                        VALUE      %
                             --------------------------------------------------------------------------
                             Finance                                                   $ 2,966     8.4
                             --------------------------------------------------------------------------
                             Consumer Cyclicals                                          2,334     6.6
                             --------------------------------------------------------------------------
                             Technology                                                  1,622     4.5
                             --------------------------------------------------------------------------
                             Health Care                                                 1,555     4.4
                             --------------------------------------------------------------------------
                             Basic Industries                                            1,257     3.5
                             --------------------------------------------------------------------------
                             Capital Goods                                               1,218     3.4
                             --------------------------------------------------------------------------
                             Energy                                                        732     2.0
                             --------------------------------------------------------------------------
                             Utilities                                                     658     1.8
                             --------------------------------------------------------------------------
                             Consumer Staples                                              404     1.1
                             --------------------------------------------------------------------------
                             TOTAL COMMON STOCKS                                        12,746    35.7
                             --------------------------------------------------------------------------
                             TOTAL U.S. GOVERNMENT OBLIGATIONS                          21,210    59.4
                             --------------------------------------------------------------------------
                             MONEY MARKET INSTRUMENTS AND OTHER NET ASSETS               1,769     4.9
                             --------------------------------------------------------------------------
                             NET ASSETS                                                $35,725   100.0
                             --------------------------------------------------------------------------

-------------------------------------------------------------------------------
 NOTES TO PORTFOLIO OF INVESTMENTS
-------------------------------------------------------------------------------
(a) Non-income producing security.

Based on the cost of investments of $29,672,000 for federal income tax purposes at July 31, 1997, the gross unrealized appreciation was $5,779,000, the gross unrealized depreciation was $101,000 and the net unrealized appreciation on investments was $5,678,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

KEMPER WORLDWIDE 2004 FUND

PORTFOLIO OF INVESTMENTS AT JUNE 30, 1997
(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT                          U.S. Treasury, zero coupon, 2004
OBLIGATIONS--60.1%                       (Cost: $19,736)                                          $33,700    $20,880
                                         ---------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS                                                                            NUMBER OF SHARES     VALUE
--------------------------------------------------------------------------------------------------------------------

EUROPE
--------------------------------------------------------------------------------------------------------------------
Netherlands--5.8%                        Aegon N.V.
                                           INSURANCE COMPANY                                        7,355        514
                                      (a)Baan Company N.V.
                                           SERVICE SOFTWARE APPLICATIONS                            4,100        278
                                         Koninklijke Ahold N.V.
                                           FOOD RETAILER                                            2,994        253
                                         Gucci Group N.V.
                                           LUXURY GOODS MANUFACTURER                                3,450        225
                                         Royal Dutch Petroleum
                                           PETROLEUM PRODUCER                                       3,880        202
                                         Goudsmit N.V.
                                           TEMPORARY EMPLOYMENT AGENCY                              5,865        179
                                         IHC Caland N.V.
                                           ENGINEERING SERVICES COMPANY                             2,840        156
                                         De Boer Unigro
                                           FOOD RETAILER                                            3,700        131
                                         GTI Holding
                                           ENGINEERING SERVICES COMPANY                             4,100         90
                                         ---------------------------------------------------------------------------
                                                                                                               2,028
--------------------------------------------------------------------------------------------------------------------
United Kingdom--5.3%                     Barclays PLC
                                           BANKING                                                 20,358        404
                                         Rentokil Initial PLC
                                           SERVICES COMPANY                                       100,000        351
                                         Glaxo Wellcome
                                           PHARMACEUTICAL COMPANY                                  15,751        325
                                      (a)British Bio-Technology Group
                                           PHARMACEUTICAL COMPANY                                  56,250        213
                                         Prudential Corp. PLC
                                           FINANCIAL SERVICES/LIFE INSURANCE COMPANY               20,000        194
                                         BBA Group PLC
                                           DIVERSIFIED ENGINEERING COMPANY                         30,974        183
                                         Reed International PLC
                                           PUBLISHER                                               15,748        153
                                         ---------------------------------------------------------------------------
                                                                                                               1,823
--------------------------------------------------------------------------------------------------------------------
Switzerland--4.5%                        Novartis
                                           PHARMACEUTICAL COMPANY                                     400        640
                                         Ciba Specialty Chemicals
                                           CHEMICAL PRODUCER                                        5,544        513
                                         Roche Holding A.G.
                                           PHARMACEUTICAL COMPANY                                      45        408
                                         ---------------------------------------------------------------------------
                                                                                                               1,561
--------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

                                                                                         NUMBER OF SHARES     VALUE
-------------------------------------------------------------------------------------------------------------------
France--2.9%                             Elf Aquitaine
                                           OIL AND GAS PRODUCER                                   4,500    $   486
                                         Carrefour S.A.
                                           FOOD RETAILER                                            450        327
                                         Technip S.A.
                                           ENGINEERING COMPANY                                    1,741        202
                                         -------------------------------------------------------------------------
                                                                                                             1,015
------------------------------------------------------------------------------------------------------------------
Ireland--2.4%                            Bank of Ireland
                                           BANKING                                               35,078        385
                                         Independent Newspapers PLC
                                           PUBLISHER                                             60,436        351
                                         Greencore Group PLC
                                           FOOD PRODUCER                                         20,900        104
                                         -------------------------------------------------------------------------
                                                                                                               840
------------------------------------------------------------------------------------------------------------------
Spain--1.8%                              Empresa Nacional de Electricidad S.A.
                                           ELECTRIC UTILITY                                       2,700        227
                                         Prosegur, Cia de Seguridad S.A.
                                           SECURITY SERVICES                                     14,500        177
                                         Banco Bilbao Vizcaya
                                           BANKING                                                1,948        159
                                         Banco Santander, S.A.
                                           BANKING                                                1,950         60
                                         -------------------------------------------------------------------------
                                                                                                               623
------------------------------------------------------------------------------------------------------------------
Germany--1.4%                            Bayer A.G.
                                           CHEMICAL COMPANY                                       7,000        269
                                         Veba, A.G.
                                           ELECTRIC UTILITY                                       2,250        127
                                         Mannesmann A.G.
                                           CAPITAL GOODS PRODUCER/
                                           MOBILE TELECOMMUNICATIONS OPERATOR                       170         76
                                         -------------------------------------------------------------------------
                                                                                                               472
------------------------------------------------------------------------------------------------------------------
Italy--1.3%                              Telecom Italia Mobile
                                           MOBILE TELECOMMUNICATIONS PROVIDER                    90,000        291
                                         Bulgari SpA
                                           LUXURY GOODS MANUFACTURER                             28,000        158
                                         -------------------------------------------------------------------------
                                                                                                               449
------------------------------------------------------------------------------------------------------------------
Sweden--.7%                              L.M. Ericsson Telephone Co., "B"
                                           TELECOMMUNICATIONS EQUIPMENT MANUFACTURER              6,452        254
                                         -------------------------------------------------------------------------
                                         TOTAL EUROPEAN COUNTRIES--26.1%                                     9,065
------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

DOLLARS IN THOUSANDS)

                                                                                         NUMBER OF SHARES     VALUE
--------------------------------------------------------------------------------------------------------------------

PACIFIC REGION
--------------------------------------------------------------------------------------------------------------------
Japan--7.5%                              Sony Corp.
                                           ELECTRONICS MANUFACTURER                                 3,900    $   340
                                         Canon Inc.
                                           PRECISION INSTRUMENTS MANUFACTURER                      11,000        300
                                         Fuji Photo Film Co., Ltd.
                                           PRECISION INSTRUMENTS MANUFACTURER                       6,000        242
                                         Toray Industries
                                           TEXTILE MANUFACTURER                                    31,000        221
                                         Honda Motor Co., Ltd.
                                           AUTOMOBILE MANUFACTURER                                  7,000        211
                                         Daifuku Co., Ltd.
                                           DIVERSIFIED MACHINERY MANUFACTURER                      15,000        198
                                         Noritsu Koki Co., Ltd.
                                           PRECISION INSTRUMENTS MANUFACTURER                       4,000        198
                                         Ricoh Co. Ltd.
                                           PRECISION INSTRUMENTS MANUFACTURER                      14,000        184
                                         Shohkoh Fund & Co., Ltd.
                                           FINANCING COMPANY                                          600        182
                                         Eisai Co., Ltd.
                                           PHARMACEUTICAL COMPANY                                   8,000        152
                                         Seven Eleven Japan Co., Ltd.
                                           CONVENIENCE RETAILER                                     2,000        151
                                         Circle K Japan
                                           CONVENIENCE RETAILER                                     2,400        138
                                         Murata Manufacturing
                                           ELECTRONICS COMPONENTS MANUFACTURER                      2,000         80
                                         ---------------------------------------------------------------------------
                                                                                                               2,597
--------------------------------------------------------------------------------------------------------------------
Hong Kong--1.6%                          CITIC Pacific Ltd.
                                           CONGLOMERATE                                            31,000        194
                                         HSBC Holdings PLC
                                           BANKING                                                  5,349        161
                                         Hutchison Whampoa Ltd.
                                           CONGLOMERATE                                            11,000         95
                                         Cheung Kong Holdings Ltd.
                                           REAL ESTATE                                              9,000         89
                                         ---------------------------------------------------------------------------
                                                                                                                 539
--------------------------------------------------------------------------------------------------------------------
Malaysia--.5%                            RHB Capital
                                           BANKING                                                 30,000         95
                                         Magnum Corporation Berhad
                                           ENTERTAINMENT AND GAMING                                51,000         77
                                         Hume Industries Bhd
                                           CONSTRUCTION MATERIAL MANUFACTURER                       6,000         27
                                         ---------------------------------------------------------------------------
                                                                                                                 199
--------------------------------------------------------------------------------------------------------------------
Singapore--.5%                           Development Bank of Singapore
                                           BANKING                                                  5,000         63
                                         Cycle & Carriage Ltd.
                                           AUTOMOBILE SALES AND DISTRIBUTION                        6,000         62
                                         DBS Land Ltd.
                                           PROPERTY INVESTMENT                                     18,000         57
                                         ---------------------------------------------------------------------------
                                                                                                                 182
                                         ---------------------------------------------------------------------------
                                         TOTAL PACIFIC REGION--10.1%                                           3,517
--------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

                                                                                         NUMBER OF SHARES     VALUE
--------------------------------------------------------------------------------------------------------------------

COMMONWEALTH COUNTRIES
--------------------------------------------------------------------------------------------------------------------
Canada--.2%                              Hudson's Bay Co.
                                           RETAIL                                                   3,650    $    82
--------------------------------------------------------------------------------------------------------------------

LATIN AMERICA
--------------------------------------------------------------------------------------------------------------------
Mexico--1.5%                          (a)Tubos de Acero de Mexico, S.A., ADR
                                           STEEL MANUFACTURER                                      16,200        299
                                         Cementos Mexicanos, S.A. de C.V., "B"
                                           CEMENT PRODUCER                                         44,500        215
                                         ---------------------------------------------------------------------------
                                         TOTAL LATIN AMERICAN COUNTRIES--1.5%                                    514
                                         ---------------------------------------------------------------------------
                                         TOTAL COMMON STOCKS--37.9%
                                         (Cost: $9,595)                                                       13,178
                                         ---------------------------------------------------------------------------
                                         TOTAL INVESTMENTS--98.0%
                                         (Cost: $29,331)                                                      34,058
                                         ---------------------------------------------------------------------------
                                         CASH AND OTHER ASSETS, LESS LIABILITIES--2.0%                           708
                                         ---------------------------------------------------------------------------
                                         NET ASSETS--100%                                                    $34,766
                                         ---------------------------------------------------------------------------

At June 30, 1997, the Fund's portfolio of investments had the following industry diversification (dollars in thousands):

                                                                                           VALUE       %
                              ----------------------------------------------------------------------------
                              Finance                                                     $ 2,652      7.6
                              ----------------------------------------------------------------------------
                              Consumer Cyclicals                                            2,326      6.7
                              ----------------------------------------------------------------------------
                              Health Care                                                   1,738      5.0
                              ----------------------------------------------------------------------------
                              Basic Industries                                              1,544      4.4
                              ----------------------------------------------------------------------------
                              Technology                                                    1,536      4.4
                              ----------------------------------------------------------------------------
                              Capital Goods                                                 1,467      4.2
                              ----------------------------------------------------------------------------
                              Energy                                                          688      2.0
                              ----------------------------------------------------------------------------
                              Utilities                                                       645      1.9
                              ----------------------------------------------------------------------------
                              Consumer Staples                                                582      1.7
                              ----------------------------------------------------------------------------
                              TOTAL COMMON STOCKS                                          13,178     37.9
                              ----------------------------------------------------------------------------
                              TOTAL U.S. GOVERNMENT OBLIGATIONS                            20,880     60.1
                              ----------------------------------------------------------------------------
                              OTHER NET ASSETS                                                708      2.0
                              ----------------------------------------------------------------------------
                              NET ASSETS                                                  $34,766    100.0
                              ----------------------------------------------------------------------------

-------------------------------------------------------------------------------
 NOTES TO PORTFOLIO OF INVESTMENTS
-------------------------------------------------------------------------------
(a) Non-income producing security.

Based on the cost of investments of $29,331,000 for federal income tax purposes at June 30, 1997, the gross unrealized appreciation was $4,807,000, the gross unrealized depreciation was $80,000 and the net unrealized appreciation on investments was $4,727,000.

See accompanying Notes to Financial Statements.

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF TRUSTEES AND SHAREHOLDERS

KEMPER TARGET EQUITY FUND--

KEMPER WORLDWIDE 2004 FUND

  We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Kemper Target Equity Fund--Kemper Worldwide 2004 Fund as of July 31, 1997 and June 30, 1997, and the related statements of operations for the month ended July 31, 1997 and the year ended June 30, 1997, and changes in net assets for the month ended July 31, 1997 and for each of the two years in the period ended June 30, 1997, and the financial highlights for each of the fiscal periods since 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of July 31, 1997 and June 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Kemper Target Equity Fund--Kemper Worldwide 2004 Fund at July 31, 1997 and June 30, 1997, the results of its operations, the changes in its net assets and the financial highlights for the periods referred to above in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

                                          Chicago, Illinois
                                          August 20, 1997
                                                                              19

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
(IN THOUSANDS)

                                                                JULY 31,            JUNE 30,
                                                                  1997                1997
--------------------------------------------------------------------------------------------
 ASSETS
--------------------------------------------------------------------------------------------
Investments, at value
(Cost: $29,672 and $29,331, respectively)                       $35,350              34,058
--------------------------------------------------------------------------------------------
Cash                                                                 62                 610
--------------------------------------------------------------------------------------------
Receivable for:
  Investments sold                                                  492                 235
--------------------------------------------------------------------------------------------
  Dividends and interest                                             24                  44
--------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                 35,928              34,947
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
--------------------------------------------------------------------------------------------

Payable for:
  Investments purchased                                             106                  45
--------------------------------------------------------------------------------------------
  Fund shares redeemed                                               34                  79
--------------------------------------------------------------------------------------------
  Management fee                                                     18                  17
--------------------------------------------------------------------------------------------
  Administrative services fee                                         7                   7
--------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses             33                  28
--------------------------------------------------------------------------------------------
  Trustees' fees                                                      5                   5
--------------------------------------------------------------------------------------------
    Total liabilities                                               203                 181
--------------------------------------------------------------------------------------------
NET ASSETS                                                      $35,725              34,766
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
 ANALYSIS OF NET ASSETS
--------------------------------------------------------------------------------------------

Paid-in capital                                                 $27,936              28,412
--------------------------------------------------------------------------------------------
Undistributed net realized gain on investments and
foreign currency transactions                                     1,169                 895
--------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and
assets and liabilities in foreign currencies                      5,666               4,722
--------------------------------------------------------------------------------------------
Undistributed net investment income                                 954                 737
--------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                     $35,725              34,766
--------------------------------------------------------------------------------------------
THE PRICING OF SHARES
--------------------------------------------------------------------------------------------

SHARES OUTSTANDING                                                3,080               3,122
--------------------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
(Net assets / shares outstanding)                                $11.60               11.13
--------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
(IN THOUSANDS)

                                                                ONE MONTH
                                                                  ENDED              YEAR ENDED
                                                                JULY 31,              JUNE 30,
                                                                  1997                  1997
-----------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------
  Interest                                                       $  123                1,531
-----------------------------------------------------------------------------------------------
  Dividends (less foreign taxes withheld of $21 at June 30,
    1997)                                                             5                  198
-----------------------------------------------------------------------------------------------
    Total investment income                                         128                1,729
-----------------------------------------------------------------------------------------------
Expenses:
  Management fee                                                     18                  215
-----------------------------------------------------------------------------------------------
  Administrative services fee                                         7                   89
-----------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses              8                   94
-----------------------------------------------------------------------------------------------
  Professional fees                                                  --                    9
-----------------------------------------------------------------------------------------------
  Reports to shareholders                                            --                    5
-----------------------------------------------------------------------------------------------
  Trustees' fees and other                                           --                   14
-----------------------------------------------------------------------------------------------
    Total expenses                                                   33                  426
-----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                95                1,303
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
-----------------------------------------------------------------------------------------------

  Net realized gain on sales of investments and foreign
  currency transactions                                             396                1,096
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation on investments
  and assets and liabilities in foreign currencies                  944                1,324
-----------------------------------------------------------------------------------------------
Net gain on investments                                           1,340                2,420
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $1,435                3,723
-----------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

(IN THOUSANDS)

                                                           ONE MONTH
                                                             ENDED
                                                           JULY 31,               YEAR ENDED JUNE 30,
                                                             1997                1997              1996
--------------------------------------------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
--------------------------------------------------------------------------------------------------------

  Net investment income                                     $    95              1,303             1,282
--------------------------------------------------------------------------------------------------------
  Net realized gain                                             396              1,096             1,486
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                         944              1,324               507
--------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations          1,435              3,723             3,275
--------------------------------------------------------------------------------------------------------
  Distribution from net investment income                        --             (1,451)           (1,157)
--------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                            --               (528)               --
--------------------------------------------------------------------------------------------------------
Total dividends to shareholders                                  --             (1,979)           (1,157)
--------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share transactions        (476)            (4,796)            5,001
--------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         959             (3,052)            7,119
--------------------------------------------------------------------------------------------------------
 NET ASSETS
--------------------------------------------------------------------------------------------------------

Beginning of period                                          34,766             37,818            30,699
--------------------------------------------------------------------------------------------------------
END OF PERIOD (including undistributed net investment
income of $954, $737 and $827, respectively)                $35,725             34,766            37,818
--------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1    DESCRIPTION OF          Kemper Worldwide 2004 Fund (the Fund) is a series
     THE FUND                of Kemper Target Equity Fund (the Trust), an
                             open-end management investment company organized as a business trust under the laws of Massachusetts.
                             The objectives of the Fund are to provide a guaranteed return of investment on the Maturity
                             Date (November 15, 2004) to investors who reinvest all dividends and hold their shares to the Maturity
                             Date, and to provide a total return, a combination of capital growth and income. The Fund pursues its objectives by investing a portion of its assets in zero coupon U.S. Treasury obligations and the balance of its assets primarily in an internationally diversified portfolio of foreign securities. The assurance that investors who reinvest all dividends and hold their shares until the Maturity Date will receive at least their original investment on the Maturity Date is provided by the principal amount of the zero coupon
                             U.S. Treasury obligations in the Fund's portfolio, as well as by a guarantee from Zurich Kemper
                             Investments, Inc. (ZKI), the Fund's investment manager.

                             In 1997, the Trust changed its fiscal year end from June 30 to July 31. As a result, the financial statements for the year ended June 30, 1997 and the one month ended July 31, 1997 are presented together in this report to shareholders.

--------------------------------------------------------------------------------

2    SIGNIFICANT             INVESTMENT VALUATION. Investments are stated at
     ACCOUNTING POLICIES     value. Portfolio securities that are primarily
                             traded on a domestic securities exchange are valued at the last sale price on that exchange or, if there is no recent sale price available, at the last current bid quotation. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges where primarily traded. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security by the Board of Trustees or its delegates.
                             All other securities not so traded are valued at the last current bid quotation if market quotations are available. Fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Equity options are valued at the last sale price unless the bid price is higher or the asked price is lower, in which event such bid or asked price is used. Financial futures and options thereon are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Forward foreign currency contracts and foreign currencies are valued at the forward and current exchange rates, respectively, prevailing on the day of valuation.
                             Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees.

                             CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars as last quoted by a recognized dealer. If such quotations are not readily available,

NOTES TO FINANCIAL STATEMENTS

                             the rates of exchange are determined in good faith by the Board of Trustees. Income and expenses and purchases and sales of investments are translated into U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions. The Fund includes that portion of the results of operations resulting from changes in foreign exchange rates with the net realized and unrealized gain (loss) on investments.

                             INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund. Interest income is recorded on the accrual basis and includes discount amortization on fixed income securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

                             EXPENSES. Expenses arising in connection with a series of the Trust are allocated to that series. Other Trust expenses are allocated among the series in proportion to their relative net assets.

                             FUND SHARE VALUATION. Fund shares were sold during a limited offering period which ended in 1996, and are redeemed on a continuous basis. Fund shares were sold and are redeemed at net asset value (plus a commission on most sales). On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of shares outstanding.

                             FEDERAL INCOME TAXES. The Fund has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required.

                             DIVIDENDS TO SHAREHOLDERS. The Trust declares and pays dividends of any net investment income and net realized capital gains annually, which are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles. These differences are primarily due to differing treatments for certain transactions such as foreign currency transactions.

--------------------------------------------------------------------------------

3    TRANSACTIONS WITH       MANAGEMENT AGREEMENT. The Trust has a management
     AFFILIATES              agreement with ZKI and the Fund pays a management
                             fee at an annual rate of .60% of average daily net assets. The Fund incurred a management fee of $18,000 for the one month period ended July 31, 1997 and $215,000 for the year ended June 30, 1997.
                             Zurich Investment Management Limited, an affiliate of ZKI, serves as sub-adviser with respect to foreign securities investments in the Fund, and is paid by ZKI for its services.

                             ADMINISTRATIVE SERVICES AGREEMENT. The Trust has an administrative services agreement with Zurich Kemper Distributors, Inc. (ZKDI) (formerly known as Kemper Distributors, Inc.). For providing information and administrative services to shareholders, the Fund pays ZKDI a fee at an

NOTES TO FINANCIAL STATEMENTS

                             annual rate of up to .25% of average daily net assets. ZKDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of Fund accounts the firms service. For the one month period ended July 31, 1997 and the year ended June 30, 1997, the Fund paid administrative services fees of $7,000 and $89,000, respectively, all of which ZKDI remitted to financial services firms.

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Trust's transfer agent, Zurich Kemper Service Company (ZKSvC) (formerly known as Kemper Service Company) is the shareholder service agent for the Fund. For the one month period ended July 31, 1997 and the year ended June 30, 1997, ZKSvC received shareholder services fees of $2,000 and $36,000, respectively.

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Trust are also officers or directors of ZKI. For the one month period ended July 31, 1997, the Fund made no payments to its officers or directors. For the year ended June 30, 1997, the Fund made no payments to its officers and incurred trustees' fees of $9,000 to independent trustees.

--------------------------------------------------------------------------------

4    INVESTMENT              Investment transactions (excluding short-term
     TRANSACTIONS            instruments) are as follows (in thousands):

                                                                           ONE MONTH
                                                                             ENDED         YEAR ENDED
                                                                           JULY 31,         JUNE 30,
                                                                             1997             1997
                                                                           ---------       ----------
                             Purchases                                      $  856            9,711
                             Proceeds from sales                             2,183           15,583

--------------------------------------------------------------------------------

5    CAPITAL SHARE           The following table summarizes the activity in
     TRANSACTIONS            capital shares of the Fund (in thousands):

                                                     ONE MONTH
                                                       ENDED           YEAR ENDED         YEAR ENDED
                                                     JULY 31,           JUNE 30,           JUNE 30,
                                                       1997               1997               1996
                                                  ---------------   ----------------   ----------------
                                                  SHARES   AMOUNT   SHARES   AMOUNT    SHARES   AMOUNT
                             --------------------------------------------------------------------------
                             Shares sold             -     $  --       --    $    --     958    $ 9,921
                             --------------------------------------------------------------------------
                             Shares issued in
                             reinvestment of
                             dividends               -        --      192      1,997     108      1,110
                             --------------------------------------------------------------------------
                             Shares redeemed        42)     (476)    (637)    (6,793)   (581)    (6,030)
                             --------------------------------------------------------------------------
                             NET INCREASE (DECREASE)
                             FROM CAPITAL SHARE
                             TRANSACTIONS           42)    $(476)    (445)   $(4,796)    485    $ 5,001
                             --------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

6    FORWARD FOREIGN
     CURRENCY CONTRACTS      In order to protect itself against a decline in the
                             value of particular foreign currencies against the U.S. Dollar, the Fund has entered into forward contracts to deliver foreign currency in exchange for U.S. Dollars as described below. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the net unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk (which is limited to the unrealized gain, if any) if the counterparty fails to perform under the contract. At July 31, 1997 and June 30, 1997, the Fund had the following forward foreign currency contracts outstanding with settlement dates in October 1997 and July 1997, respectively:

                             FORWARD FOREIGN CURRENCY CONTRACTS AT JULY 31,
                             1997:

                                     FOREIGN CURRENCY           CONTRACT AMOUNT   UNREALIZED
                                      TO BE DELIVERED           IN U.S. DOLLARS      LOSS

                             ----------------------------------------------------------------
                                900,000  Dutch Guilders           $  435,000       $ (3,000)
                             --------------------------------------------------------------
                              1,600,000  French Francs               258,000         (1,000)
                             --------------------------------------------------------------
                                225,000  German Marks                123,000         (1,000)
                             --------------------------------------------------------------
                                160,000  Irish Punts                 233,000             --
                             --------------------------------------------------------------
                             25,000,000  Spanish Pesetas             161,000         (1,000)
                             --------------------------------------------------------------
                                600,000  Swiss Francs                398,000         (2,000)
                             --------------------------------------------------------------
                                         Net unrealized loss                       $ (8,000)
                             --------------------------------------------------------------

                             FORWARD FOREIGN CURRENCY CONTRACTS AT JUNE 30, 1997:

                                     FOREIGN CURRENCY           CONTRACT AMOUNT   UNREALIZED
                                      TO BE DELIVERED           IN U.S. DOLLARS   GAIN (LOSS)
                             ----------------------------------------------------------------
                              2,400,000  Dutch Guilders           $1,241,000       $ 14,000
                             --------------------------------------------------------------
                              2,650,000  French Francs               458,000          6,000
                             --------------------------------------------------------------
                                400,000  German Marks                233,000          3,000
                             --------------------------------------------------------------
                                295,000  Irish Punts                 438,000         (7,000)
                             --------------------------------------------------------------
                             24,000,000  Japanese Yen                193,000        (18,000)
                             --------------------------------------------------------------
                             33,200,000  Spanish Pesetas             227,000          1,000
                             --------------------------------------------------------------
                              1,340,000  Swiss Francs                920,000         (2,000)
                             --------------------------------------------------------------
                                         Net unrealized loss                       $ (3,000)
                             --------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                              ONE MONTH
                                                ENDED       YEAR ENDED JUNE 30,
                                              JULY 31,    ------------------------     MAY 3 TO
                                                1997       1997     1996     1995    JUNE 30, 1994
--------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $11.13     10.60     9.96     9.02        9.00
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            .03       .42      .36      .27         .02
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                 .44       .71      .63      .79          --
--------------------------------------------------------------------------------------------------
Total from investment operations                   .47      1.13      .99     1.06         .02
--------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income           --       .44      .35      .12          --
--------------------------------------------------------------------------------------------------
  Distribution from net realized gain               --       .16       --       --          --
--------------------------------------------------------------------------------------------------
Total dividends                                     --       .60      .35      .12          --
--------------------------------------------------------------------------------------------------
Net asset value, end of period                  $11.60     11.13    10.60     9.96        9.02
--------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                     4.22%    11.08    10.05    11.91         .22
--------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
--------------------------------------------------------------------------------------------------
Expenses                                          1.12%     1.19     1.32     1.29        1.32
--------------------------------------------------------------------------------------------------
Net investment income                             3.20%     3.63     3.60     3.77        2.59
--------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)     $35,725    34,766   37,818   30,699       5,900
--------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                30%       25       50       75          --
--------------------------------------------------------------------------------------------------
Average commission rates paid per share on stock transactions for the one month period ended July 31,
1997 and the years ended June 30, 1997 and June 30, 1996 were $.0385, $.0209 and $.0253, respectively.
Foreign commissions usually are lower than U.S. commissions when expressed as cents per share due to the lower per share price of many non-U.S. securities.
--------------------------------------------------------------------------------------------------

NOTE: Total return does not reflect the effect of any sales charges.

                           KEMPER TARGET EQUITY FUND
                       KEMPER RETIREMENT FUND SERIES VII

                                    PART C.

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements


        (i)  Financial Statements included in Part A of the Registration
             Statement: Financial Highlights, Kemper Retirement Fund Series VII.


        (ii) Financial Statements included in Part B of the Registration
             Statement: Kemper Retirement Fund Series I, Kemper Retirement Fund Series II, Kemper Retirement Fund Series III, Kemper Retirement Fund Series IV, Kemper Retirement Fund Series V and Kemper Retirement Fund Series VI.
             Statement of Assets and Liabilities--July 31, 1997 and June 30,
           1997.
             Statement of Operations for the one month ended July 31, 1997 and for the year ended June 30, 1997.
             Statement of Changes in Net Assets for the one month ended July 31, 1997 and fiscal years ended June 30, 1997 and June 30, 1996.
             Portfolio of Investments--July 31, 1997 and for the year ended June 30, 1997.
             Notes to Financial Statements.


            Kemper Retirement Fund Series VII


             Statement of Assets and Liabilities--July 31, 1997 and June 30,
           1997.
             Statement of Operations for the one month ended July 31, 1997 and May 1(commencement of operations) to June 30,
               1997.
             Statement of Changes in Net Assets for the period one month ended July 31, 1997 and from May 1 to June 30, 1997.
             Portfolio of Investments--July 31, 1997 and June 30, 1997.
             Notes to Financial Statements.


            Kemper Worldwide 2004 Fund:
             Statement of Assets and Liabilities--July 31, 1997.
             Statement of Operations for the one month ended July 31, 1997 and the year ended June 30, 1997.
             Statement of Changes in Net Assets for the one month ended July 31, 1997 and fiscal years ended June 30, 1997 and June 30, 1996.
             Portfolio of Investments--July 31, 1997 and June 30, 1996.
             Notes to Financial Statements.
             Financial Highlights
Schedules I, II, III, IV and V are omitted as the required information is not present.


     (b) Exhibits


    99.B1.(a)     Amended and Restated Agreement and Declaration of Trust.(1)
    99.B1.(b)     Written Instrument Establishing and Designating Kemper
                  Retirement Fund Series VII(4).
    99.B2.        By-Laws.(1)
    99.B3.        Inapplicable.
    99.B4.        Text of Share Certificate.(1)
    99.B5.(a)     Investment Management Agreement (Kemper Retirement Fund
                  Series).(2)
    99.B5.(b)     Notification of Additional Portfolio (Series VII).(4)
    99.B5.(c)     Investment Management Agreement (Kemper Worldwide 2004
                  Fund).(2)
    99.B5.(d)     Sub-Advisory Agreement--Retirement Fund Series.(4)
    99.B5.(e)     Sub-Advisory Agreement--Worldwide 2004.(4)
    99.B5.(f)     Notification of Additional Portfolio (Series VII).(4)
    99.B6.(a)     Underwriting Agreement.(2)
    99.B6.(b)     Form of Selling Group Agreement.(4)
    99.B7.        Inapplicable.
    99.B8.(a)     Custody Agreement.(1)
    99.B8.(b)     Foreign Custody Agreement.(1)
    99.B9.(a)     Agency Agreement.(1)
    99.B9.(b)     Supplement to Agency Agreement.(2)
    99.B9.(c)     Administrative Services Agreement.(1)
    99.B9.(d)     Guaranty Agreement--Kemper Retirement Fund Series I.(1)
    99.B9.(e)     Guaranty Agreement--Kemper Retirement Fund Series II.(1)
    99.B9.(f)     Guaranty Agreement--Kemper Retirement Fund Series III.(1)

    99.B9.(g)     Guaranty Agreement--Kemper Retirement Fund Series IV.(1)
    99.B9.(h)     Guaranty Agreement--Kemper Retirement Fund Series V.(1)
    99.B9.(i)     Guaranty Agreement--Kemper Retirement Fund Series VI.(1)
    99.B9.(j)     Guaranty Agreement--Kemper Worldwide 2004 Fund.(1)
    99.B9.(k)     Assignment and Assumption Agreement.(1)
    99.B9.(l)     Guaranty Agreement--Kemper Retirement Fund Series VII.(4)
    99.B10.       Inapplicable.
    99.B11.       Consent and Report of Independent Auditors.
    99.B12.       Inapplicable.
    99.B13.       Inapplicable.
    99.B14.(a)    Kemper Retirement Plan Prototype.(3)
    99.B14.(b)    Model Individual Retirement Account.(3)
    99.B15.       Inapplicable.
    99.B16.       Performance Calculations.(1)
    99.B24.       Powers of Attorney.(3)
    99.485(b)     Representation of Counsel (Rule 485(b)).
    27.           Financial Data Schedules.


---------------
     (1) Incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed on or about April 20, 1995.

     (2) Incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed on October 11, 1996.

     (3) Incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on October 16, 1995.


     (4) Incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed on April 28, 1997.



ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


     Inapplicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES


     As of October 17, 1997 there were holders of record of the shares of Registrant as follows:



                      SERIES                        NUMBER
                      ------                        ------
Kemper Retirement Fund Series I...................  5,428
Kemper Retirement Fund Series II..................  8,822
Kemper Retirement Fund Series III.................  7,189
Kemper Retirement Fund Series IV..................  8,282
Kemper Retirement Fund Series V...................  8,552
Kemper Retirement Fund Series VI..................  4,977
Kemper Retirement Fund Series VII.................    732
Kemper Worldwide 2004 Fund........................  2,503


ITEM 27. INDEMNIFICATION

     Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28(a) BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Information pertaining to business and other connections of the Registrant's investment advisers is hereby incorporated by reference to the section of the Prospectus captioned "Investment Manager and Underwriter" and to the section of the Statement of Additional Information captioned "Investment Manager and Underwriter".

     Zurich Kemper Investments, Inc., investment adviser of the Registrant, is investment adviser of:

Kemper Mutual Funds:
Kemper Technology Fund
Kemper Total Return Fund
Kemper Growth Fund
Kemper Small Capitalization Equity Fund
Kemper Income and Capital Preservation Fund
Kemper National Tax-Free Income Series
Kemper Diversified Income Fund
Kemper High Yield Series
Cash Equivalent Fund
Kemper U.S. Government Securities Fund
Kemper International Fund
Kemper Portfolios
Kemper State Tax-Free Income Series
Tax-Exempt California Money Market Fund
Kemper Adjustable Rate U.S. Government Fund
Kemper Blue Chip Fund
Kemper Global Income Fund
Kemper Target Equity Fund
Cash Account Trust
Investors Cash Trust
Investors Municipal Cash Fund
Kemper Value Plus Growth Fund
Kemper Quantitative Equity Fund
Kemper Horizon Fund
Kemper Europe Fund
Kemper Asian Growth Fund
Kemper Aggressive Growth Fund
Kemper Closed-End Funds:
Kemper High Income Trust
Kemper Intermediate Government Trust
Kemper Municipal Income Trust
Kemper Multi-Market Income Trust
Kemper Strategic Municipal Income Trust
The Growth Fund of Spain, Inc.
Kemper Strategic Income Fund
Zurich Money Funds
Zurich YieldWise Money Fund

     Zurich Kemper Investments, Inc. also furnishes investment advice to and manages investment portfolios for other clients including Investors Fund Series and Kemper International Bond Fund.

Item 28(b)(i) Business and Other Connections of Officers and Directors of Zurich Kemper Investments, Inc., the Investment Adviser


TIMBERS, STEPHEN B.
     Director, President, Chief Executive Officer and Chief Investment Officer, Zurich Kemper Investments, Inc.
     Director, Zurich Kemper Distributors, Inc.
     Director, Zurich Investment Management, Inc.
     Director, Chairman, Zurich Kemper Service Company
     Director, Zurich Kemper Value Advisors, Inc.
     Director, ZKI Agency, Inc.
     Director, President, Kemper International Management, Inc.
     Trustee and President, Kemper Funds
     Director, The LTV Corporation
     Governor, Investment Company Institute

NEAL, JOHN E.
     Director, Zurich Kemper Investments, Inc.
     President, Kemper Funds Group, a unit of Zurich Kemper
     Investments, Inc.
     Director, President, Zurich Kemper Service Company
     Director, Zurich Kemper Distributors, Inc.
     Director, Zurich Investment Management, Inc.
     Director, Zurich Kemper Value Advisors, Inc.
     Director, ZKI Agency, Inc.
     Director, Community Investment Corporation
     Director, Continental Community Development Corporation
     Director, K-P Greenway, Inc.
     Director, K-P Plaza Dallas, Inc.
     Director, Kemper/Prime Acquisition Fund, Inc.
     Director, RespiteCare
     Director, Urban Shopping Centers, Inc.
     Vice President, Kemper Funds

CHAPMAN, II, WILLIAM E.
     President, Kemper Retirement Plans Group, a unit of Zurich Kemper Investments, Inc.
     Director, Executive Vice President, Zurich Kemper Distributors, Inc. Executive Vice President, Zurich Kemper Service Company

VOGEL, VICTOR E.
     Senior Executive Vice President, Zurich Kemper Investments, Inc. Trustee, Zurich Kemper Investments, Inc. Profit Sharing Plan & Money Purchase Pension Plan
     Executive Vice President, Zurich Kemper Service Company

BEIMFORD, JR., JOSEPH P.
     Executive Vice President, Zurich Kemper Investments, Inc. Vice President, Cash Account Trust
     Vice President, Cash Equivalent Fund
     Vice President, Galaxy Offshore, Inc.
     Vice President, Investors Cash Trust
     Vice President, Kemper Adjustable Rate U.S. Government Fund Vice President, Kemper Diversified Income Fund
     Vice President, Kemper Global Income Fund
     Vice President, Kemper High Income Trust
     Vice President, Kemper High Yield Fund
     Vice President, Kemper Income and Capital Preservation Fund Vice President, Kemper Intermediate Government Trust
     Vice President, Kemper International Bond Fund
     Vice President, Kemper Investors Fund
     Vice President, Zurich Money Funds
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Municipal Income Trust
     Vice President, Kemper National Tax-Free Income Series
     Vice President, Kemper Portfolios
     Vice President, Kemper State Tax-Free Income Series
     Vice President, Kemper Strategic Income Fund
     Vice President, Kemper Strategic Municipal Income Trust Vice President, Kemper U.S. Government Securities Fund
     Vice President, Tax-Exempt California Money Market Fund Vice President, Tax-Exempt New York Money Market Fund

     Managing Director, Zurich Investment Management, Inc.

DUDASIK, PATRICK H.
     Executive Vice President and Chief Financial Officer, Zurich Kemper Investments, Inc.
     Executive Vice President, Chief Financial Officer and Treasurer,
     Zurich Kemper Value Advisors, Inc.
     Chief Financial Officer and Treasurer, Zurich Investment Management, Inc. Treasurer and Chief Financial Officer, Zurich Kemper Distributors, Inc. Treasurer and Chief Financial Officer, Zurich Kemper Service Company Treasurer, ZKI Agency, Inc.

FROEHLICH, PH.D, ROBERT J.
     Executive Vice President, Chief Investment Strategist, Zurich Kemper Investments, Inc.

GREENAWALT, JAMES L.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, President, Zurich Kemper Distributors, Inc.
     Director, President, ZKI Agency, Inc.

LANGBAUM, GARY A.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Total Return Fund
     Vice President, Kemper Investors Fund

MANZONI, JR., CHARLES R.
     Executive Vice President, Secretary & General Counsel, Zurich Kemper Investments, Inc.
     Vice President, Kemper Funds
     Secretary, ZKI Agency, Inc.
     Secretary, Zurich Kemper Service Company
     Secretary, Zurich Kemper Distributors, Inc.
     Secretary, ZKI Holding Corporation
     Secretary, Zurich Investment Management, Inc.
     Secretary, Dreman Value Advisors, Inc.

MURRIHY, MAURA J.
     Executive Vice President, Zurich Kemper Investments, Inc.

PECK, JR., ROBERT C.
     Executive Vice President, Chief
     Investment Officer-Fixed Income, Zurich Kemper Investments, Inc. Vice President, Zurich Money Funds
     Vice President, Kemper Income & Capital Preservation Fund
     Vice President, Kemper National Tax-Free Income Series
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper High Yield Fund
     Vice President, Cash Equivalent Fund
     Vice President, Kemper U.S. Government Securities Fund
     Vice President, Kemper State Tax-Free Income Series
     Vice President, Kemper Portfolios
     Vice President, Tax-Exempt + California Money Market Fund
     Vice President, Kemper Adjustable Rate U.S. Government Fund
     Vice President, Kemper Global Income Fund
     Vice President, Cash Account Trust
     Vice President, Investors Cash Trust
     Vice President, Investors Municipal Cash Fund
     Vice President, Zurich YieldWise Money Fund
     Vice President, Investors Fund Series
     Vice President, Kemper High Income Trust
     Vice President, Kemper Intermediate Government Trust
     Vice President, Kemper Municipal Income Trust
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Strategic Municipal Income Trust
     Vice President, Kemper Strategic Income Fund
     Vice President, Kemper International Bond Fund

REYNOLDS, STEVEN H.
     Executive Vice President, Chief Investment Officer - Equities, Zurich Kemper Investments, Inc.
     Vice President, Kemper Technology Fund
     Vice President, Kemper Total Return Fund
     Vice President, Kemper Growth Fund
     Vice President, Kemper Small Capitalization Equity Fund
     Vice President, Kemper International Fund
     Vice President, Kemper Blue Chip Fund
     Vice President, Kemper Value Plus Growth Fund
     Vice President, Kemper Quantitative Equity Fund
     Vice President, Kemper Target Equity Fund
     Vice President, Kemper Horizon Fund
     Vice President, Kemper Investors Fund
     Vice President, The Growth Fund of Spain, Inc.
     Vice President, Kemper Europe Fund

ROBERTS, SCOTT A.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, Senior Managing Director, Zurich Investment Management, Inc.

SILIGMUELLER, DALE S.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, Executive Vice President, Zurich Kemper Service Company

SWANSON, DAVID
     Executive Vice President Zurich Kemper Investments, Inc.

WEISS, ROBERT D.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, Senior Managing Director, Zurich Investment Management, Inc. BERCHER, LINDA A.
     Senior Vice President, Zurich Kemper Investments, Inc.
     BRUNS, THOMAS V.
     Senior Vice President, Zurich Kemper Investments, Inc.

BERCHER, LINDA A.
     Senior Vice President, Zurich Kemper Investments, Inc.

BRUNS, THOMAS V.
     Senior Vice President, Zurich Kemper Investments, Inc.

BUKOWSKI, DANIEL J.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Quantitative Equity Fund
     Vice President, Kemper Value Plus Growth Fund
     Vice President, Kemper Investors Fund

BUTLER, DAVID H.
     Senior Vice President, Zurich Kemper Investments, Inc.

CERVONE, DAVID M.
     Senior Vice President, Zurich Kemper Investments, Inc.

CESSINE, ROBERT S.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Income and Capital Preservation Fund
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Investors Fund

CHESTER, TRACY McCORMICK
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Blue Chip Fund
     Vice President, Kemper Target Equity Fund

CHIEN, CHRISTINE
     Senior Vice President, Zurich Kemper Investments, Inc.

CIARLELLI, ROBERT W.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Executive Vice President, Zurich Kemper Service Company

COLLORA, PHILIP J.
     Senior Vice President and Assistant Secretary, Zurich Kemper
     Investments, Inc.
     Vice President and Secretary, Kemper Funds

     Assistant Secretary, Kemper International Management, Inc.
     Assistant Secretary, Zurich Investment Management, Inc.
     Assistant Secretary, Dreman Value Advisors, Inc.
     Assistant Secretary, ZKI Agency, Inc.

DUFFY, JEROME L.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Treasurer, Kemper Funds

FENGER, JAMES E.
     Senior Vice President, Zurich Kemper Investments, Inc.

FINK, THOMAS M.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

GALLAGHER, MICHAEL L.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Senior Vice President, Zurich Kemper Service Company

GOERS, RICHARD A.
     Senior Vice President, Zurich Kemper Investments, Inc.

GREENWALD, MARSHALL L.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

HARRINGTON, MICHAEL E.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Executive Vice President, Zurich Kemper Distributors, Inc.

KEITH, GEORGE
     Senior Vice President, Zurich Kemper Investments, Inc.

KLEIN, GEORGE
     Senior Vice President, Zurich Kemper Investments, Inc.
     Director, Managing Director, Zurich Investment Management, Inc.

KLEIN, MARTIN
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

KOCHER, GARY
     Senior Vice President, Zurich Kemper Investments, Inc.

KORTH, FRANK D.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Technology Fund

McNAMARA, MICHAEL A.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper High Income Trust
     Vice President, Kemper High Yield Fund

     Vice President, Kemper Investors Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Strategic Income Fund

MOELLER, JAMES V.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

MOORE, C. PERRY
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, ZKI Agency, Inc.

MIER, CHRISTOPHER J.
     Senior Vice President, Zurich Kemper Investments, Inc. Vice President, Kemper National Tax-Free Income Series Vice President, Kemper Municipal Income Trust
     Vice President, Kemper State Tax-Free Income Series Vice President, Kemper Strategic Municipal Income Trust

RABIEGA, CRAIG F.
     Senior Vice President, Zurich Kemper Investments, Inc.
     First Vice President, Zurich Kemper Service Company

RACHWALSKI, JR. FRANK J.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Cash Account Trust
     Vice President, Cash Equivalent Fund
     Vice President, Investors Cash Trust
     Vice President, Kemper Investors Fund
     Vice President, Zurich Money Funds
     Vice President, Kemper Portfolios
     Vice President, Tax-Exempt California Money Market Fund
     Vice President, Tax-Exempt New York Money Market Fund

RESIS, JR., HARRY E.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper High Income Trust
     Vice President, Kemper High Yield Fund
     Vice President, Kemper Investors Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Strategic Income Fund

ROBISON, JR., JOHN H.
     Senior Vice President, Zurich Kemper Investments, Inc.

SCHULTHESZ, HENRY J.
     Senior Vice President, Zurich Kemper Investments, Inc.

SILVIA, JOHN E.
     Senior Vice President, Zurich Kemper Investments, Inc.

SMITH, JR., EDWARD BYRON
     Senior Vice President, Zurich Kemper Investments, Inc.

STALZER, KURT
     Senior Vice President, Zurich Kemper Investments, Inc.

Urbaszewski, Kenneth T.
     Senior Vice President, Zurich Kemper Investments, Inc.

VANDENBERG, RICHARD
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper U.S. Government Securities Fund
     Vice President, Kemper Portfolios
     Vice President, Kemper Adjustable Rate U.S. Government Fund

VINCENT, CHRISTOPHER T.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

WONNACOTT, LARRY R.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

BAZAN, KENNETH M.
     First Vice President, Zurich Kemper Investments, Inc.
     Director, K-P Greenway, Inc.
     Director, K-P Plaza Dallas, Inc.
     Director, Kemper/Prime Acquisition Fund, Inc.

BODEM, RICHARD A.
     First Vice President, Zurich Kemper Investments, Inc.
     First Vice President, Zurich Kemper Service Company

BOEHM, JONATHAN J.
     First Vice President, Zurich Kemper Investments, Inc.
     Senior Vice President, Zurich Kemper Service Company

BURROW, DALE R.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Strategic Municipal Income Trust

BURSHTAN, DAVID H.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Investors Fund Series

BYRNES, ELIZABETH A.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Adjustable Rate U.S. Government Fund
     Vice President, Kemper Intermediate Government Trust

CARNEY, ANNE T.
     First Vice President, Zurich Kemper Investments, Inc.

CHRISTIANSEN, HERBERT A.
     First Vice President, Zurich Kemper Investments, Inc.
     First Vice President, Zurich Kemper Service Company

COHEN, JERRI I.
     First Vice President, Zurich Kemper Investments, Inc.

DeMAIO, CHRIS C.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President and Chief Accounting Officer, Zurich Kemper Service
     Company

DEXTER, STEPHEN P.
     First Vice President, Zurich Kemper Investments, Inc.

DOYLE, DANIEL J.
     First Vice President, Zurich Kemper Investments, Inc.

HAUSKEN, PHILIP D.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Distributors, Inc.
     Assistant Secretary, Zurich Investment Management, Inc.

HORTON, ROBERT J.
     First Vice President, Zurich Kemper Investments, Inc.

INNES, BRUCE D.
     First Vice President, Zurich Kemper Investments, Inc.
     Co-President, International Association of Corporate and
     Professional Recruiters

JACOBS, PETER M.
     First Vice President, Zurich Kemper Investments, Inc.

KIEL, CAROL L.
     First Vice President, Zurich Kemper Investments, Inc.

KNAPP, WILLIAM M.
     First Vice President, Zurich Kemper Investments, Inc.

KOCH, DEBORAH L.
     First Vice President, Zurich Kemper Investments, Inc.

LASKA, ROBERTA E.
     First Vice President, Zurich Kemper Investments, Inc.

LENTZ, MAUREEN P.
     First Vice President, Zurich Kemper Investments, Inc.

McCRINDLE-PETRARCA, SUSAN
     First Vice President, Zurich Kemper Investments, Inc.

McGOVERN, KAREN
     First Vice President, Zurich Kemper Investments, Inc.

MICHAEL, DIANNE
     First Vice President, Zurich Kemper Investments, Inc.

MINER, EDWARD
     First Vice President, Zurich Kemper Investments, Inc.

MURRAY, SCOTT S.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

NORRIS, JOHNSTON A.
     First Vice President, Zurich Kemper Investments, Inc.

PANOZZO, ROBERTA L.
     First Vice President, Zurich Kemper Investments, Inc.

PECARD, ANN M.
     First Vice President, Zurich Kemper Investments, Inc.

PONTECORE, SUSAN E.
     First Vice President, Zurich Kemper Investments, Inc.

RADIS, STEVE A.
     First Vice President, Zurich Kemper Investments, Inc.

RATEKIN, DIANE E.
     First Vice President, Assistant General Counsel and Assistant Secretary, Zurich Kemper Investments, Inc.
     Assistant Secretary, Zurich Kemper Distributors, Inc.

SMITH, ROBERT G.
     First Vice President, Zurich Kemper Investments, Inc.

STUEBE, JOHN W.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Cash Account Trust
     Vice President, Cash Equivalent Fund

TEPPER, SHARYN A.
     First Vice President, Zurich Kemper Investments, Inc.
     Assistant Secretary, Zurich Investment Management, Inc.

TOOLE, W. TIMOTHY
     First Vice President, Zurich Kemper Investments, Inc.

TRUTTER, JONATHAN W.
     First Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Strategic Income Fund

WETHERALD, ROBERT F.
     First Vice President, Zurich Kemper Investments, Inc.

WITTNEBEL, MARK E.
     First Vice President, Zurich Kemper Investments, Inc.

ALLEN, PATRICIA L.
     Vice President, Zurich Kemper Investments, Inc.

ANTONAK, GEORGE A.
     Vice President, Zurich Kemper Investments, Inc.

BALASUBRAMANIAM, KALAMADI
     Vice President, Zurich Kemper Investments, Inc.

BARRY, JOANN M.
     Vice President, Zurich Kemper Investments, Inc.

BARSANTI, WILLIAM
     Vice President, Zurich Kemper Investments, Inc.

BIEBERLY, CHRISTINE A.
     Vice President, Zurich Kemper Investments, Inc.

BRENNAN, ELEANOR R.
     Vice President, Zurich Kemper Investments, Inc.

BUCHANAN, PAMELA S.
     Vice President, Zurich Kemper Investments, Inc.

BURKE, MARY PAT
     Vice President, Zurich Kemper Investments, Inc.

CACCIOLA, RONALD
     Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

CARTER, PAUL J.
     Vice President and Compliance Manager, Zurich Kemper Investments, Inc.

CECOLA, MARY
     Vice President, Zurich Kemper Investments, Inc.

CRAWSHAW, SUSAN
     Vice President, Zurich Kemper Investments, Inc.

ESOLA, CHARLES J.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

FERRY, JOHN A.
     Vice President, Zurich Kemper Investments, Inc.

FRIHART, THORA A.
     Vice President, Zurich Kemper Investments, Inc.

GERACI, AUGUST L.
     Vice President, Zurich Kemper Investments, Inc.

GOLAN, JAMES S.
     Vice President, Zurich Kemper Investments, Inc.

GRAY, PATRICK
     Vice President, Zurich Kemper Investments, Inc.

GROOTENDORST, TONYA
     Vice President, Zurich Kemper Investments, Inc.

HAMMAN, JR., JAMES S.
     Vice President, Zurich Kemper Investments, Inc.

HECHT, MARC L.
     Vice President, Zurich Kemper Investments, Inc.
     Assistant Secretary, Zurich Kemper Distributors, Inc.
     Assistant Secretary, ZKI Holding Corporation
     Assistant Secretary, ZKI Agency, Inc.
     Assistant Secretary, Zurich Investment Management, Inc.
     Assistant Secretary, Dreman Value Advisors, Inc.

HUOT, LISA L.
     Vice President, Zurich Kemper Investments, Inc.

JASINSKI, R. ANTHONY
     Vice President, Zurich Kemper Investments, Inc.

KARWOWSKI, KENNETH F.
     Vice President, Zurich Kemper Investments, Inc.

KENNEDY, PATRICK J.
     Vice President, Zurich Kemper Investments, Inc.

KOURY, KATHRYN E.
     Vice President, Zurich Kemper Investments, Inc.

KOWALCZYK, MARK A.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, ZKI Agency, Inc.

KRANZ, KATHY J.
     Vice President, Zurich Kemper Investments, Inc.

KRUEGER, PAMELA D.
     Vice President, Zurich Kemper Investments, Inc.

KYCE, JOYCE
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

LAUTZ, STEPHEN
     Vice President, Zurich Kemper Investments, Inc.

LITTLE, BRUCE A.
     Vice President, Zurich Kemper Investments, Inc.

MARKLEY, DAVID
     Vice President, Zurich Kemper Investments, Inc.

MATZA, LINDA
     Vice President, Zurich Kemper Investments, Inc.

McGINN, MARTHA R.
     Vice President, Zurich Kemper Investments, Inc.

MEROLD, CARLENE D.
     Vice President, Zurich Kemper Investments, Inc.

MILLER, GARY L.
     Vice President, Zurich Kemper Investments, Inc.

MILLIGAN, BRIAN J.
     Vice President, Zurich Kemper Investments, Inc.

MULLEN, TERRENCE
     Vice President, Zurich Kemper Investments, Inc.

MURPHY, THOMAS W.
     Vice President, Zurich Kemper Investments, Inc.

NEVILLE, BRIAN P.
     Vice President, Zurich Kemper Investments, Inc.

NORMAN, JR., DONALD L.
     Vice President, Zurich Kemper Investments, Inc.

NOWAK, GREGORY J.
     Vice President, Zurich Kemper Investments, Inc.

PANOZZO, ALBERT R.
     Vice President, Zurich Kemper Investments, Inc.

PAXTON, THOMAS
     Vice President, Zurich Kemper Investments, Inc.

QUADRINI, LISA L.
     Vice President, Zurich Kemper Investments, Inc.

RANDALL, JR., WALTER R.
     Vice President, Zurich Kemper Investments, Inc.

ROBINSON, DEBRA A.
     Vice President, Zurich Kemper Investments, Inc.

RODGERS, JOHN B.
     Vice President, Zurich Kemper Investments, Inc.

ROSE, KATIE M.
     Vice President, Zurich Kemper Investments, Inc.

RUDIN, MICHELLE I.
     Vice President, Zurich Kemper Investments, Inc.

SAENGER, MARYELLEN
     Vice President, Zurich Kemper Investments, Inc.

SCHUERINGS, ROBERT F.
     Vice President, Zurich Kemper Investments, Inc.

SCHULDT, STUART N.
     Vice President, Zurich Kemper Investments, Inc.

SCHWARZ, LOUIS E.
     Vice President, Zurich Kemper Investments, Inc.

SOPHER, EDWARD O.
     Vice President, Zurich Kemper Investments, Inc.

SPILLER, KATHLEEN A.
     Vice President, Zurich Kemper Investments, Inc.

SPURLING, CHRIS
     Vice President, Zurich Kemper Investments, Inc.

STROMM, LAWRENCE D.
     Vice President, Zurich Kemper Investments, Inc.

STURM, EILEEN A.
     Vice President, Zurich Kemper Investments, Inc.

SUGAR, TAMARA B.
     Vice President, Zurich Kemper Investments, Inc.

THOMAS, JILL
     Vice President, Zurich Kemper Investments, Inc.

TRUNSKY, JUDITH C.
     Vice President, Zurich Kemper Investments, Inc.

WALKER, ANGELA
     Vice President, Zurich Kemper Investments, Inc.

WATKINS, JAMES K.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

WERTH, ELIZABETH C.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Distributors, Inc.
     Assistant Secretary, Kemper Open-End Funds

WILNER, MITCHELL
     Vice President, Zurich Kemper Investments, Inc.

WIZER, BARBARA K.
     Vice President, Zurich Kemper Investments, Inc.

ZURAWSKI, CATHERINE N.
     Vice President, Zurich Kemper Investments, Inc.

Item 28(b)(ii) Business and Other Connections of Officers and Directors of Zurich Investment Management Limited, the Investment Sub-Advisor

JOHNS, GORDON K.
  Director, Managing Director, Zurich Investment Management Limited Director, Thames Heritage Parade Limited


FERRO, DENNIS H.
  Director, Chief Executive Officer and Managing Director-Equities, Zurich Investment Management Limited

CHENG, LAURENCE W.
  Director, Member of Corporate Executive Board and Chief Investment Officer for Investments and International Asset Management, Zurich Insurance Company

HAAS, RICHARD D.W.
  Director, Finance Director, Compliance Officer and Joint Secretary, Zurich Investment Management Limited

DUDASIK, PATRICK H.
  Director and Treasurer, Zurich Investment Management Limited
  Senior Vice President, Zurich Kemper Investments, Inc.
  Executive Vice President, Chief Financial Officer and Treasurer,
  Dreman Value Advisors, Inc.
  Vice President and Treasurer, Zurich Investment Management, Inc. Treasurer and Chief Financial Officer, Zurich Kemper Distributors, Inc. Treasurer and Chief Financial Officer, Zurich Kemper Service Company Treasurer, ZKI Agency, Inc.

THOUIN-LEERKAMP, EDITH A.
  Director-European Equities, Zurich Investment Management Limited

PRIDEAUX, TERENCE C.
  Director, Zurich Investment Management Limited

KOMAROMY, LESLIE J.S.
  Director, Zurich Investment Management Limited

WALLIS, STEPHEN P.
  Director, Zurich Investment Management Limited

MASON, ANDREW
  Director-Asian Equities, Zurich Investment Management Limited

SHANKAR, RAVI
  Director-Fixed Income Strategy, Zurich Investment Management
Limited

SLENDEBROEK, MARC J.
  Associate Director, Zurich Investment Management Limited

GRAHAM, ANDREW
  Associate Director, Zurich Investment Management Limited

BOORMAN, JONATHAN J.
  Associate Director, Zurich Investment Management Limited

ITEM 29. PRINCIPAL UNDERWRITERS

         (a) Zurich Kemper Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter of the Kemper Funds, Investors Fund Series and Kemper International Bond Fund.

         (b) Information on the officers and directors of Zurich Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                                                                      POSITIONS AND
                              POSITIONS AND OFFICES                   OFFICES WITH
         NAME                   WITH UNDERWRITER                       REGISTRANT
         ----                    ----------------                      ----------
James L. Greenawalt         Director, President                            None
William E. Chapman, II      Director, Executive Vice President             None
John E. Neal                Director                                   Vice President
Stephen B. Timbers          Director                                  President/Trustee
Patrick H. Dudasik          Financial Principal, Treasurer
                            and Chief Financial Officer                    None
Philip D. Hausken           Vice President                                 None
Elizabeth C. Werth          Vice President                          Assistant Secretary
Charles R. Manzoni, Jr.     Secretary                                  Vice President
Marc L. Hecht               Assistant Secretary                            None
Diane E. Ratekin            Assistant Secretary                            None

         (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All such accounts, books and other documents are maintained at the offices of the Registrant, at the offices of Registrant's investment manager, 222 South Riverside Plaza, Chicago, Illinois 60606, at the offices of Registrant's principal underwriter, Zurich Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, at the offices of the Registrant's custodian and transfer agent, Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105 or at the offices of the Registrant's shareholder services agent, Zurich Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.

ITEM 31. MANAGEMENT SERVICES

     Not applicable.

ITEM 32. UNDERTAKINGS

     (a) Not applicable.


     (b) Not applicable.



     (c) The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                             S I G N A T U R E S

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 28th day of October, 1997.


                              KEMPER TARGET EQUITY FUND

                              By /s/ Stephen B. Timbers
                                ---------------------------------
                                 Stephen B. Timbers, President

        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on October 28, 1997 on behalf of the following persons in the capacities indicated.


               Signature                   Title
               ---------                   -----


        /s/ Stephen B. Timbers             President (Principal
----------------------------------------   Executive Officer) and
            Stephen B. Timbers             Trustee


         /s/James E. Akins*                Trustee
----------------------------------------
         /s/Arthur R. Gottschalk*          Trustee
----------------------------------------
         /s/Frederick T. Kelsey*           Trustee
----------------------------------------
         /s/Fred B. Renwick*               Trustee
----------------------------------------
         /s/John B. Tingleff*              Trustee
----------------------------------------
         /s/John G. Weithers*              Trustee
----------------------------------------

         /s/Jerome L. Duffy                Treasurer (Principal
----------------------------------------   Financial and
            Jerome L. Duffy                Accounting Officer)


*Philip J. Collora signs this document pursuant to powers of attorney filed with the Registration Statement on Form N-1A filed on October 16, 1995.

                                 /s/ Philip J. Collora
                                --------------------------------
                                     Philip J. Collora

                               INDEX TO EXHIBITS


     EXHIBITS
    99.B1.(a)     Amended and Restated Agreement and Declaration of Trust.(1)
    99.B1.(b)     Written Instrument Establishing and Designating Kemper
                  Retirement Fund Series VII.(4)
    99.B2.        By-Laws.(1)
    99.B3.        Inapplicable.
    99.B4.        Text of Share Certificate.(1)
    99.B5.(a)     Investment Management Agreement (Kemper Retirement Fund
                  Series).(2)
    99.B5.(b)     Notification of Additional Portfolio (Series VII).(4)
    99.B5.(c)     Investment Management Agreement (Kemper Worldwide 2004
                  Fund).(2)
    99.B5.(d)     Sub-Advisory Agreement--Retirement Fund Series.(4)
    99.B5.(e)     Sub-Advisory Agreement--Worldwide 2004.(4)
    99.B5.(f)     Notification of Additional Portfolio (Series VII).(4)
    99.B6.(a)     Underwriting Agreement.(2)
    99.B6.(b)     Form of Selling Group Agreement.(4)
    99.B7.        Inapplicable.
    99.B8.(a)     Custody Agreement.(1)
    99.B8.(b)     Foreign Custody Agreement.(1)
    99.B9.(a)     Agency Agreement.(1)
    99.B9.(b)     Supplement to Agency Agreement.(2)
    99.B9.(c)     Administrative Services Agreement.
    99.B9.(d)     Guaranty Agreement--Kemper Retirement Fund Series I.(1)
    99.B9.(e)     Guaranty Agreement--Kemper Retirement Fund Series II.(1)
    99.B9.(f)     Guaranty Agreement--Kemper Retirement Fund Series III.(1)
    99.B9.(g)     Guaranty Agreement--Kemper Retirement Fund Series IV.(1)
    99.B9.(h)     Guaranty Agreement--Kemper Retirement Fund Series V.(1)
    99.B9.(i)     Guaranty Agreement--Kemper Retirement Fund Series VI.(1)
    99.B9.(j)     Guaranty Agreement--Kemper Worldwide 2004 Fund.(1)
    99.B9.(k)     Assignment and Assumption Agreement.(1)
    99.B9.(l)     Guaranty Agreement--Kemper Retirement Fund Series VII.(4)
    99.B10.       Inapplicable.
    99.B11.       Consent and Report of Independent Auditors.
    99.B12.       Inapplicable.
    99.B13.       Inapplicable.
    99.B14.(a)    Kemper Retirement Plan Prototype.(3)
    99.B14.(b)    Model Individual Retirement Account.(3)
    99.B15.       Inapplicable.
    99.B16.       Performance Calculations.(1)
    99.B24.       Powers of Attorney.(3)
    99.485(b)     Representation of Counsel (Rule 485(b)).
    27.           Financial Data Schedules.


---------------

(1) Incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed on or about April 20, 1995.

(2) Incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed on October 11, 1996.

(3) Incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on October 16, 1995.


(4) Incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed on April 28, 1997.